UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019—December 31, 2019

Item 1: Reports to Shareholders

Annual Report | December 31, 2019 Vanguard Tax-Managed Funds ®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Tax-Managed Balanced Fund	5

Tax-Managed Capital Appreciation Fund	94

Tax-Managed Small-Cap Fund	116

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, returns for the Vanguard Tax- Managed Funds ranged from 18.01% for Vanguard Tax-Managed Balanced Fund to 31.46% for Vanguard Tax-Managed Capital Appreciation Fund. Vanguard Tax-Managed Small-Cap Fund fell in between, with a return of 23.28%. (Returns cited are for Admiral Shares.) All three funds performed in line with their benchmark indexes.

•   Stocks and bonds recorded their best results in years. Stocks benefited from the Federal Reserve’s three cuts to the target for short-term interest rates during 2019. The perceived safety of assets such as bonds also attracted wary investors, as the U.S.-China trade conflict fueled global economic growth concerns.

•   Growth stocks outperformed value stocks for the 12 months, while large-capitalization stocks led mid- and small-caps.

•   The municipal bond market, as measured by the Bloomberg Barclays 1–15 Year Municipal Bond Index, returned 6.44%. Municipal bonds make up about half the Balanced Fund’s assets.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•      Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,060.13	$0.47
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$1,104.29	$0.48
Institutional Shares	1,000.00	1,104.51	0.32
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,081.89	$0.47
Institutional Shares	1,000.00	1,081.88	0.32
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.75	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Balanced Fund	18.01%	7.28%	8.59%	$22,807
Tax-Managed Balanced Composite Index	18.53	7.42	8.81	23,262
Bloomberg Barclays Municipal Bond Index	7.54	3.53	4.34	15,296
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.

See Financial Highlights for dividend and capital gains information.

5

Tax-Managed Balanced Fund

Sector Diversification

As of December 31, 2019

Equity Exposure

Consumer Discretionary	14.7%
Consumer Staples	5.7
Energy	3.8
Financial Services	20.7
Health Care	13.6
Materials & Processing	3.0
Producer Durables	9.8
Technology	23.7
Utilities	5.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Fixed Income Exposure

New York	7.2%
Texas	5.4
California	4.5
Florida	2.6
Illinois	2.6
Pennsylvania	2.4
New Jersey	1.7
Ohio	1.6
Maryland	1.6
Michigan	1.5
Top Ten	31.1%

The table excludes any fixed income futures contracts.

6

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (47.9%)[1]
Consumer Discretionary (7.0%)
*	Amazon.com Inc.	39,317	72,652
	Walt Disney Co.	164,903	23,850
	Home Depot Inc.	102,499	22,384
	Comcast Corp. Class A	424,667	19,097
	Walmart Inc.	132,349	15,728
	McDonald’s Corp.	69,274	13,689
	Costco Wholesale Corp.	46,193	13,577
	NIKE Inc. Class B	114,973	11,648
*	Netflix Inc.	34,965	11,314
	Starbucks Corp.	111,196	9,776
*	Booking Holdings Inc.	4,356	8,946
*	Charter Communications Inc. Class A	18,349	8,901
	Lowe’s Cos. Inc.	71,197	8,527
	TJX Cos. Inc.	111,000	6,778
	Target Corp.	47,667	6,111
	Estee Lauder Cos. Inc. Class A	24,890	5,141
*	Tesla Inc.	10,548	4,413
*	O’Reilly Automotive Inc.	9,621	4,217
	Marriott International Inc. Class A	27,645	4,186
	General Motors Co.	111,600	4,085
*	AutoZone Inc.	3,335	3,973
*	Lululemon Athletica Inc.	16,281	3,772
	Ross Stores Inc.	32,367	3,768
	Dollar General Corp.	21,992	3,430
	eBay Inc.	79,628	2,875
*	Dollar Tree Inc.	30,283	2,848
	VF Corp.	27,400	2,731
*	Discovery Communications Inc.	83,894	2,558
*	Norwegian Cruise Line Holdings Ltd.	42,662	2,492
	Hilton Worldwide Holdings Inc.	21,934	2,433
	Ford Motor Co.	258,200	2,401
	Yum! Brands Inc.	23,605	2,378
*	Henry Schein Inc.	34,942	2,331
*	NVR Inc.	599	2,281
*	Live Nation Entertainment Inc.	30,049	2,148
	Royal Caribbean Cruises Ltd.	15,032	2,007
*	Bright Horizons Family Solutions Inc.	13,307	2,000
*	Floor & Decor Holdings Inc. Class A	39,042	1,984
*	Chipotle Mexican Grill Inc. Class A	2,332	1,952
*	Hilton Grand Vacations Inc.	56,441	1,941
*	WABCO Holdings Inc.	14,324	1,941
	ViacomCBS Inc. Class B	45,953	1,929
	Las Vegas Sands Corp.	27,200	1,878
	Best Buy Co. Inc.	21,100	1,853
	DR Horton Inc.	34,933	1,843
*	frontdoor Inc.	37,760	1,791
	Aptiv plc	18,493	1,756
	MGM Resorts International	52,646	1,752
*	CarMax Inc.	18,665	1,636
	Yum China Holdings Inc.	34,065	1,635
	Lennar Corp. Class A	29,269	1,633
*	Liberty Broadband Corp. Class A	12,998	1,619
	Sirius XM Holdings Inc.	219,780	1,571
*	Liberty Broadband Corp.	12,201	1,534
*	Liberty Media Corp-Liberty SiriusXM Class C	30,894	1,487
	Domino’s Pizza Inc.	4,761	1,399
*	Ulta Beauty Inc.	5,389	1,364
	Wynn Resorts Ltd.	9,491	1,318
*	Liberty Media Corp-Liberty SiriusXM Class A	26,938	1,302
	Expedia Group Inc.	11,945	1,292
	Fox Corp. Class A	34,744	1,288
	Lear Corp.	9,208	1,263
*	Caesars Entertainment Corp.	91,945	1,250
	Tiffany & Co.	9,200	1,230
	Fortune Brands Home & Security Inc.	18,483	1,208

7

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Liberty Media Corp-Liberty Formula One Class A	27,531	1,205
	Carnival Corp.	23,150	1,177
	Omnicom Group Inc.	14,479	1,173
	Tractor Supply Co.	12,514	1,169
	Gentex Corp.	39,660	1,149
*	DISH Network Corp. Class A	32,240	1,144
*	Burlington Stores Inc.	4,897	1,117
	Genuine Parts Co.	10,203	1,084
*	LKQ Corp.	29,960	1,070
	Advance Auto Parts Inc.	6,656	1,066
	Polaris Inc.	10,200	1,037
*	Liberty Media Corp-Liberty Formula One	21,777	1,001
	Service Corp. International	21,408	985
	PulteGroup Inc.	25,300	982
	Hasbro Inc.	9,200	972
*	Madison Square Garden Co. Class A	3,268	961
	PVH Corp.	9,003	947
	Darden Restaurants Inc.	8,680	946
	Toll Brothers Inc.	22,801	901
	Dunkin’ Brands Group Inc.	11,883	898
	News Corp. Class A	62,267	880
	Wendy’s Co.	37,068	823
	Garmin Ltd.	7,500	732
	Vail Resorts Inc.	3,000	719
	Thor Industries Inc.	9,533	708
	Wyndham Hotels & Resorts Inc.	11,225	705
*	Under Armour Inc. Class A	29,992	648
	Brunswick Corp.	10,728	643
	Williams-Sonoma Inc.	8,700	639
	BorgWarner Inc.	14,652	636
	Harley-Davidson Inc.	16,990	632
	Carter’s Inc.	5,600	612
*	Mohawk Industries Inc.	4,373	596
	Kohl’s Corp.	11,385	580
	Aramark	13,199	573
*	ServiceMaster Global Holdings Inc.	14,709	569
	Whirlpool Corp.	3,582	528
*	Skechers U.S.A. Inc. Class A	11,188	483
	Interpublic Group of Cos. Inc.	19,783	457
	Newell Brands Inc.	22,794	438
	Ralph Lauren Corp. Class A	3,673	431
*	Tempur Sealy International Inc.	4,885	425
	AMERCO	1,087	409
	Hyatt Hotels Corp. Class A	4,521	406
*	Lions Gate Entertainment Corp. Class B	38,100	378
	H&R Block Inc.	15,200	357
	John Wiley & Sons Inc. Class A	7,218	350
*	AutoNation Inc.	7,012	341
	Hanesbrands Inc.	22,000	327
*	Discovery Communications Inc. Class A	9,819	321
*	Wayfair Inc.	3,439	311
	Tapestry Inc.	11,520	311
	Gap Inc.	16,771	297
*	Urban Outfitters Inc.	9,477	263
	Dick’s Sporting Goods Inc.	5,100	252
	Pool Corp.	1,184	251
*	IAA Inc.	5,272	248
*	Mattel Inc.	15,775	214
	TripAdvisor Inc.	6,192	188
	Nexstar Media Group Inc. Class A	1,600	188
*	2U Inc.	7,800	187
	International Game Technology plc	12,300	184
	Penske Automotive Group Inc.	3,473	174
	New York Times Co. Class A	5,300	171
*	Altice USA Inc. Class A	5,085	139
*	Under Armour Inc. Class C	7,061	135
	Lennar Corp. Class B	2,807	125
*	Capri Holdings Ltd.	2,941	112
	Fox Corp. Class B	2,334	85
	KAR Auction Services Inc.	3,700	81
*	Carvana Co. Class A	722	66
	Nordstrom Inc.	1,500	61
*	Roku Inc.	450	60
	Cable One Inc.	40	60
	Choice Hotels International Inc.	444	46
*	Five Below Inc.	359	46
	Leggett & Platt Inc.	853	43
*	Uber Technologies Inc.	1,332	40
	Graham Holdings Co. Class B	59	38
*	Grand Canyon Education Inc.	372	36
	Cinemark Holdings Inc.	958	32
*	AMC Networks Inc. Class A	567	22
			407,891
Consumer Staples (2.7%)
	Procter & Gamble Co.	222,217	27,755
	Coca-Cola Co.	346,544	19,181
	PepsiCo Inc.	126,164	17,243
	Philip Morris International Inc.	113,549	9,662

8

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Mondelez International Inc. Class A	134,037	7,383
	Colgate-Palmolive Co.	78,870	5,429
	CVS Health Corp.	60,292	4,479
	Kimberly-Clark Corp.	30,521	4,198
*	Monster Beverage Corp.	60,354	3,836
	Sysco Corp.	43,197	3,695
	Altria Group Inc.	72,880	3,637
	General Mills Inc.	59,114	3,166
	Church & Dwight Co. Inc.	40,710	2,864
	Tyson Foods Inc. Class A	30,613	2,787
	Lamb Weston Holdings Inc.	31,500	2,710
	Constellation Brands Inc. Class A	14,236	2,701
	Archer-Daniels-Midland Co.	57,573	2,669
*	US Foods Holding Corp.	56,410	2,363
	Hershey Co.	14,600	2,146
	McCormick & Co. Inc.	12,380	2,101
*	Post Holdings Inc.	18,982	2,071
	Brown-Forman Corp. Class B	28,063	1,897
	Walgreens Boots Alliance Inc.	31,518	1,858
*	Herbalife Nutrition Ltd.	38,933	1,856
*	Hain Celestial Group Inc.	71,228	1,849
	Kroger Co.	58,600	1,699
*	Pilgrim’s Pride Corp.	49,869	1,631
	Clorox Co.	10,000	1,535
*	TreeHouse Foods Inc.	29,030	1,408
	JM Smucker Co.	12,251	1,276
	Hormel Foods Corp.	28,084	1,267
	Conagra Brands Inc.	36,300	1,243
	Corteva Inc.	40,408	1,194
	Campbell Soup Co.	21,400	1,058
*	Grocery Outlet Holding Corp.	31,000	1,006
	Ingredion Inc.	9,319	866
	Kellogg Co.	11,900	823
	Seaboard Corp.	177	752
	Bunge Ltd.	12,614	726
	Molson Coors Brewing Co. Class B	12,000	647
	Keurig Dr Pepper Inc.	18,165	526
	Casey’s General Stores Inc.	2,214	352
	Energizer Holdings Inc.	6,965	350
*	Sprouts Farmers Market Inc.	13,705	265
	Flowers Foods Inc.	7,464	162
	Kraft Heinz Co.	3,259	105
	Spectrum Brands Holdings Inc.	1,397	90
			158,517
Energy (1.8%)
	Exxon Mobil Corp.	368,887	25,741
	Chevron Corp.	175,560	21,157
	ConocoPhillips	104,012	6,764
	Phillips 66	40,575	4,520
	EOG Resources Inc.	51,456	4,310
	Marathon Petroleum Corp.	64,371	3,878
	Valero Energy Corp.	41,300	3,868
	Kinder Morgan Inc.	179,900	3,808
	ONEOK Inc.	38,802	2,936
	Pioneer Natural Resources Co.	19,185	2,904
*	Cheniere Energy Inc.	44,865	2,740
	Diamondback Energy Inc.	19,665	1,826
	Hess Corp.	25,730	1,719
*	WPX Energy Inc.	120,171	1,651
	Devon Energy Corp.	60,254	1,565
	Schlumberger Ltd.	36,000	1,447
	Williams Cos. Inc.	59,400	1,409
	Baker Hughes a GE Co. Class A	49,550	1,270
	Noble Energy Inc.	50,672	1,259
	Occidental Petroleum Corp.	27,353	1,127
	Marathon Oil Corp.	71,582	972
*	Antero Resources Corp.	332,700	948
	National Oilwell Varco Inc.	35,429	888
	HollyFrontier Corp.	16,592	841
	Concho Resources Inc.	9,030	791
	Continental Resources Inc.	17,909	614
	Parsley Energy Inc. Class A	29,102	550
*	Apergy Corp.	15,762	532
*	First Solar Inc.	8,805	493
	Cabot Oil & Gas Corp.	26,804	467
	Valvoline Inc.	17,015	364
	Helmerich & Payne Inc.	7,715	350
	Halliburton Co.	9,564	234
	Apache Corp.	9,138	234
	Cimarex Energy Co.	4,376	230
	PBF Energy Inc. Class A	7,200	226
	Range Resources Corp.	43,000	209
	Kosmos Energy Ltd.	34,584	197
	Targa Resources Corp.	4,700	192
	EQT Corp.	16,410	179
	Murphy Oil Corp.	4,700	126
	Patterson-UTI Energy Inc.	8,532	90
			105,626
Financial Services (9.9%)
*	Berkshire Hathaway Inc. Class B	194,172	43,980
	JPMorgan Chase & Co.	298,516	41,613
	Visa Inc. Class A	171,519	32,228
	Bank of America Corp.	816,936	28,772

9

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Mastercard Inc. Class A	89,496	26,723
	Wells Fargo & Co.	367,091	19,749
	Citigroup Inc.	217,336	17,363
*	PayPal Holdings Inc.	122,993	13,304
	American Tower Corp.	47,319	10,875
*	Fiserv Inc.	79,439	9,186
	American Express Co.	62,978	7,840
	Fidelity National Information Services Inc.	56,184	7,815
	US Bancorp	130,672	7,748
	Goldman Sachs Group Inc.	31,593	7,264
	CME Group Inc.	32,531	6,530
	Chubb Ltd.	41,767	6,501
	Truist Financial Corp.	112,996	6,364
	PNC Financial Services Group Inc.	39,840	6,360
	S&P Global Inc.	22,350	6,103
	Global Payments Inc.	32,658	5,962
	Crown Castle International Corp.	39,583	5,627
	Morgan Stanley	108,719	5,558
	BlackRock Inc.	10,331	5,193
	Marsh & McLennan Cos. Inc.	45,593	5,080
	Prologis Inc.	56,910	5,073
	Charles Schwab Corp.	104,805	4,985
	Aon plc	22,428	4,672
	Intercontinental Exchange Inc.	50,126	4,639
	Equinix Inc.	7,515	4,386
	Capital One Financial Corp.	39,892	4,105
	American International Group Inc.	79,900	4,101
	Bank of New York Mellon Corp.	79,501	4,001
	SBA Communications Corp. Class A	16,194	3,903
	MetLife Inc.	72,340	3,687
*	FleetCor Technologies Inc.	12,768	3,674
	Progressive Corp.	49,497	3,583
*	CBRE Group Inc. Class A	57,957	3,552
	Moody’s Corp.	14,200	3,371
	Allstate Corp.	29,585	3,327
	Aflac Inc.	60,874	3,220
	Travelers Cos. Inc.	23,146	3,170
	Public Storage	14,772	3,146
	Simon Property Group Inc.	19,878	2,961
*	Arch Capital Group Ltd.	68,675	2,945
	Prudential Financial Inc.	30,532	2,862
	Welltower Inc.	34,803	2,846
*	Square Inc.	45,108	2,822
*	Markel Corp.	2,427	2,774
	Equity Residential	33,625	2,721
	Loews Corp.	51,403	2,698
*	Alleghany Corp.	3,123	2,497
	T. Rowe Price Group Inc.	18,574	2,263
	WR Berkley Corp.	31,749	2,194
	Digital Realty Trust Inc.	18,310	2,192
*	Athene Holding Ltd. Class A	46,499	2,187
	MSCI Inc. Class A	8,302	2,143
	AvalonBay Communities Inc.	10,200	2,139
	State Street Corp.	26,969	2,133
	Synchrony Financial	57,247	2,061
	Hartford Financial Services Group Inc.	33,742	2,050
	Discover Financial Services	23,903	2,027
	Willis Towers Watson plc	10,000	2,019
	American Homes 4 Rent Class A	76,425	2,003
	First Republic Bank	17,026	2,000
	RenaissanceRe Holdings Ltd.	9,951	1,951
	Ventas Inc.	33,100	1,911
	Essex Property Trust Inc.	5,973	1,797
	Realty Income Corp.	24,100	1,774
	Boston Properties Inc.	12,781	1,762
*	Howard Hughes Corp.	13,894	1,762
*	Brighthouse Financial Inc.	44,826	1,759
	Equifax Inc.	12,213	1,711
	KeyCorp	84,218	1,705
	TransUnion	19,883	1,702
	Ameriprise Financial Inc.	10,193	1,698
	White Mountains Insurance Group Ltd.	1,498	1,671
*	Texas Capital Bancshares Inc.	29,162	1,656
	Globe Life Inc.	15,679	1,650
	Fifth Third Bancorp	53,575	1,647
	Western Alliance Bancorp	28,071	1,600
	Zions Bancorp NA	30,699	1,594
	Equity Commonwealth	48,342	1,587
	M&T Bank Corp.	9,299	1,578
*	SVB Financial Group	6,256	1,571
	Nasdaq Inc.	14,423	1,545
	Northern Trust Corp.	14,372	1,527
	Regions Financial Corp.	87,002	1,493
	Equity LifeStyle Properties Inc.	21,046	1,481
	E*TRADE Financial Corp.	32,518	1,475
	Comerica Inc.	20,326	1,458
	Extra Space Storage Inc.	13,300	1,405
	Healthpeak Properties Inc.	40,614	1,400
	Cboe Global Markets Inc.	11,525	1,383
	Reinsurance Group of America Inc. Class A	8,395	1,369
	Huntington Bancshares Inc.	89,700	1,353
	Alexandria Real Estate Equities Inc.	8,330	1,346

10

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Citizens Financial Group Inc.	31,943	1,297
	SEI Investments Co.	18,913	1,238
	Mid-America Apartment Communities Inc.	9,294	1,226
	Everest Re Group Ltd.	4,400	1,218
	Weyerhaeuser Co.	39,846	1,203
	Lamar Advertising Co. Class A	13,067	1,166
	FactSet Research Systems Inc.	4,244	1,139
	Camden Property Trust	10,700	1,135
	Lincoln National Corp.	19,230	1,135
	Host Hotels & Resorts Inc.	60,499	1,122
	TD Ameritrade Holding Corp.	21,947	1,091
	Douglas Emmett Inc.	24,033	1,055
	Brown & Brown Inc.	26,238	1,036
	Synovus Financial Corp.	26,425	1,036
	Principal Financial Group Inc.	18,700	1,028
	Raymond James Financial Inc.	11,434	1,023
	Kilroy Realty Corp.	12,189	1,023
	Arthur J Gallagher & Co.	10,570	1,007
	East West Bancorp Inc.	20,444	996
	Apartment Investment & Management Co.	18,481	955
	Assurant Inc.	7,242	949
	Hanover Insurance Group Inc.	6,939	948
	Federal Realty Investment Trust	7,319	942
	Fidelity National Financial Inc.	20,332	922
	Broadridge Financial Solutions Inc.	7,331	906
	Cincinnati Financial Corp.	8,401	883
	Jones Lang LaSalle Inc.	5,012	873
	MarketAxess Holdings Inc.	2,300	872
	Vornado Realty Trust	12,900	858
	TCF Financial Corp.	18,227	853
	Navient Corp.	61,273	838
	Voya Financial Inc.	13,412	818
	Franklin Resources Inc.	30,975	805
	Commerce Bancshares Inc.	11,755	799
	Duke Realty Corp.	23,013	798
	Ally Financial Inc.	26,054	796
*	WEX Inc.	3,748	785
	JBG SMITH Properties	19,287	769
	Associated Banc-Corp	34,076	751
*	Zillow Group Inc.	16,319	750
	Sterling Bancorp	32,600	687
	Unum Group	23,193	676
	WP Carey Inc.	8,400	672
	Invitation Homes Inc.	21,896	656
	Assured Guaranty Ltd.	13,302	652
	UDR Inc.	13,895	649
	Kimco Realty Corp.	31,300	648
	Popular Inc.	10,841	637
	VEREIT Inc.	68,000	628
*	Credit Acceptance Corp.	1,361	602
	Jack Henry & Associates Inc.	4,132	602
	Omega Healthcare Investors Inc.	14,000	593
	Gaming and Leisure Properties Inc.	13,700	590
	Wyndham Destinations Inc.	11,225	580
	SL Green Realty Corp.	6,259	575
*	Euronet Worldwide Inc.	3,592	566
	Sun Communities Inc.	3,700	555
	Santander Consumer USA Holdings Inc.	23,585	551
*	Fair Isaac Corp.	1,440	540
	First Horizon National Corp.	32,130	532
	CyrusOne Inc.	7,600	497
	American Financial Group Inc.	4,520	496
	Weingarten Realty Investors	15,484	484
	First Hawaiian Inc.	16,576	478
	OneMain Holdings Inc.	11,211	473
	Outfront Media Inc.	17,000	456
	Brixmor Property Group Inc.	20,800	449
	SITE Centers Corp.	31,400	440
	CNA Financial Corp.	8,693	390
	Lazard Ltd. Class A	9,725	389
	Brookfield Property REIT Inc. Class A	20,850	385
	Alliance Data Systems Corp.	. 3,377	379
	LPL Financial Holdings Inc.	4,000	369
	Liberty Property Trust	6,100	366
	BankUnited Inc.	10,000	366
	Spirit Realty Capital Inc.	7,200	354
	Jefferies Financial Group Inc.	16,533	353
	BOK Financial Corp.	4,040	353
	CoreSite Realty Corp.	3,037	341
	First Citizens BancShares Inc. Class A	629	335
	Regency Centers Corp.	5,233	330
	First American Financial Corp.	5,600	327
	Brandywine Realty Trust	20,600	324
	VICI Properties Inc.	12,500	319
	National Retail Properties Inc.	5,800	311
	Signature Bank	2,248	307
	Old Republic International Corp.	13,642	305

11

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	CoreLogic Inc.	6,976	305
	Apple Hospitality REIT Inc.	16,400	266
	Corporate Office Properties Trust	9,060	266
	Retail Properties of America Inc.	19,700	264
	Hudson Pacific Properties Inc.	6,800	256
*	Zillow Group Inc. Class A	5,347	245
	AXA Equitable Holdings Inc.	9,264	230
	Medical Properties Trust Inc.	10,779	228
	Umpqua Holdings Corp.	12,000	212
	Cousins Properties Inc.	5,100	210
	Interactive Brokers Group Inc.	4,420	206
	American Campus Communities Inc.	4,260	200
	Healthcare Trust of America Inc. Class A	6,500	197
	Bank OZK	6,200	189
	STORE Capital Corp.	4,944	184
	Primerica Inc.	1,400	183
	Eaton Vance Corp.	3,800	177
	Kemper Corp.	2,200	170
	Iron Mountain Inc.	5,300	169
	Service Properties Trust	6,900	168
	Rayonier Inc.	5,100	167
	Americold Realty Trust	4,700	165
	American National Insurance Co.	1,400	165
	Colony Capital Inc.	34,500	164
	CIT Group Inc.	3,500	160
	CubeSmart	5,009	158
	Macerich Co.	5,800	156
	Axis Capital Holdings Ltd.	2,600	155
	Morningstar Inc.	964	146
	FNB Corp.	8,934	113
	Pinnacle Financial Partners Inc.	1,700	109
	EPR Properties	1,518	107
	MGIC Investment Corp.	5,756	82
	Highwoods Properties Inc.	1,638	80
	SLM Corp.	6,800	61
	Park Hotels & Resorts Inc.	2,324	60
	Cullen/Frost Bankers Inc.	500	49
	Evercore Inc. Class A	600	45
	Bank of Hawaii Corp.	443	42
	Life Storage Inc.	342	37
	People’s United Financial Inc.	2,142	36
	Wintrust Financial Corp.	497	35
	Prosperity Bancshares Inc.	487	35
	Mercury General Corp.	711	35
	Columbia Property Trust Inc.	1,558	33
	Paramount Group Inc.	2,332	32
	Empire State Realty Trust Inc.	2,287	32
	Affiliated Managers Group Inc.	184	16
			576,602
Health Care (6.5%)
	Johnson & Johnson	236,987	34,569
	UnitedHealth Group Inc.	89,149	26,208
	Merck & Co. Inc.	239,480	21,781
	Pfizer Inc.	458,850	17,978
	Medtronic plc	125,783	14,270
	Bristol-Myers Squibb Co.	221,562	14,222
	Amgen Inc.	58,906	14,200
	Abbott Laboratories	161,267	14,008
	Thermo Fisher Scientific Inc.	40,613	13,194
	Eli Lilly & Co.	78,951	10,377
	Danaher Corp.	62,416	9,580
	Cigna Corp.	44,329	9,065
	Zoetis Inc.	56,468	7,474
	AbbVie Inc.	83,654	7,407
	Anthem Inc.	24,296	7,338
*	Vertex Pharmaceuticals Inc.	32,258	7,063
*	Biogen Inc.	23,496	6,972
*	Boston Scientific Corp.	153,034	6,920
	Becton Dickinson and Co.	24,484	6,659
	Stryker Corp.	31,475	6,608
*	Intuitive Surgical Inc.	10,412	6,155
	Gilead Sciences Inc.	88,002	5,718
	Allergan plc	29,685	5,675
	Humana Inc.	13,448	4,929
*	Illumina Inc.	14,810	4,913
*	Edwards Lifesciences Corp.	19,556	4,562
	HCA Healthcare Inc.	27,087	4,004
	Baxter International Inc.	45,000	3,763
*	IDEXX Laboratories Inc.	12,399	3,238
*	WellCare Health Plans Inc.	9,785	3,231
*	Laboratory Corp. of America Holdings	17,109	2,894
	Zimmer Biomet Holdings Inc.	18,070	2,705
	Agilent Technologies Inc.	29,707	2,534
	Cooper Cos. Inc.	7,836	2,518
	McKesson Corp.	16,936	2,343
*	IQVIA Holdings Inc.	15,129	2,338
*	Jazz Pharmaceuticals plc	15,597	2,328
*	Regeneron Pharmaceuticals Inc.	5,817	2,184
*	Masimo Corp.	13,214	2,089
*	Penumbra Inc.	12,362	2,031

12

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Varian Medical Systems Inc.	13,982	1,986
*	Alexion Pharmaceuticals Inc.	17,822	1,927
*	Premier Inc. Class A	50,767	1,923
	Cerner Corp.	25,793	1,893
*	Catalent Inc.	32,691	1,841
	Quest Diagnostics Inc.	16,919	1,807
*	DexCom Inc.	8,079	1,767
	ResMed Inc.	11,300	1,751
*	Centene Corp.	26,850	1,688
*	Align Technology Inc.	5,984	1,670
*	Veeva Systems Inc. Class A	11,833	1,664
	Cardinal Health Inc.	32,745	1,656
*	Incyte Corp.	17,801	1,554
*	Hologic Inc.	29,253	1,527
*	Seattle Genetics Inc.	13,072	1,494
	Teleflex Inc.	3,932	1,480
	Universal Health Services Inc. Class B	10,172	1,459
	AmerisourceBergen Corp. Class A	15,706	1,335
*	DaVita Inc.	17,119	1,284
	PerkinElmer Inc.	13,223	1,284
*	Bio-Rad Laboratories Inc. Class A	3,420	1,266
*	Alnylam Pharmaceuticals Inc.	10,641	1,226
*	Acadia Healthcare Co. Inc.	35,408	1,176
*	Neurocrine Biosciences Inc.	10,564	1,136
	Dentsply Sirona Inc.	18,983	1,074
*	Charles River Laboratories International Inc.	6,994	1,068
*	Exact Sciences Corp.	11,319	1,047
	Hill-Rom Holdings Inc.	8,722	990
	Bio-Techne Corp.	4,125	905
*	Ionis Pharmaceuticals Inc.	12,147	734
*	Molina Healthcare Inc.	5,337	724
	Perrigo Co. plc	13,878	717
*	QIAGEN NV	20,957	708
*	BioMarin Pharmaceutical Inc.	7,634	645
*	Insulet Corp.	3,622	620
	STERIS plc	4,000	610
	Chemed Corp.	1,300	571
*	Elanco Animal Health Inc.	17,916	528
	West Pharmaceutical Services Inc.	3,341	502
*	ABIOMED Inc.	2,898	494
*	Envista Holdings Corp.	15,814	469
*	PRA Health Sciences Inc.	3,849	428
*	Integra LifeSciences Holdings Corp.	5,352	312
	Encompass Health Corp.	2,416	167
*	Horizon Therapeutics plc	2,702	98
*	Sarepta Therapeutics Inc.	678	87
	Bruker Corp.	1,500	76
*	MEDNAX Inc.	2,455	68
*	Exelixis Inc.	3,165	56
*	United Therapeutics Corp.	218	19
*,§	Tahoe Resources Inc. CVR Exp. 02/27/2029	22,786	5
			377,561
Materials & Processing (1.5%)
	Linde plc	50,405	10,731
	Ecolab Inc.	22,658	4,373
	Air Products & Chemicals Inc.	18,500	4,347
	Sherwin-Williams Co.	7,060	4,120
	Newmont Goldcorp Corp.	72,089	3,132
	Dow Inc.	54,947	3,007
	DuPont de Nemours Inc.	46,451	2,982
	Ingersoll-Rand plc	20,400	2,712
	LyondellBasell Industries NV Class A	28,438	2,687
	PPG Industries Inc.	19,800	2,643
	Ball Corp.	30,836	1,994
	Vulcan Materials Co.	13,386	1,927
	Martin Marietta Materials Inc.	6,586	1,842
	Celanese Corp. Class A	14,628	1,801
*	Axalta Coating Systems Ltd.	58,660	1,783
	Freeport-McMoRan Inc.	135,724	1,781
	Royal Gold Inc.	14,400	1,760
*	Univar Solutions Inc.	71,543	1,734
*	Crown Holdings Inc.	21,733	1,577
*	Element Solutions Inc.	128,571	1,502
	International Paper Co.	31,443	1,448
	Fastenal Co.	35,846	1,325
	Lennox International Inc.	4,681	1,142
	Hexcel Corp.	14,466	1,061
	Nucor Corp.	17,843	1,004
	Masco Corp.	19,089	916
	Reliance Steel & Aluminum Co.	7,600	910
	FMC Corp.	9,098	908
	Westrock Co.	20,760	891
	Owens Corning	13,342	869
	CF Industries Holdings Inc.	17,959	857
	International Flavors & Fragrances Inc.	6,430	830
	Sealed Air Corp.	19,269	767
	Armstrong World Industries Inc.	8,089	760
	Albemarle Corp.	10,400	760
	Eagle Materials Inc.	7,542	684
	Packaging Corp. of America	6,052	678
	Huntsman Corp.	27,900	674
	Eastman Chemical Co.	8,219	651
	Southern Copper Corp.	14,656	623

13

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Valmont Industries Inc.	4,136	620
	Silgan Holdings Inc.	18,967	590
	NewMarket Corp.	1,129	549
	Scotts Miracle-Gro Co.	5,042	535
	Westlake Chemical Corp.	7,433	521
	RPM International Inc.	6,500	499
	Ashland Global Holdings Inc.	6,198	474
	WR Grace & Co.	6,600	461
	MDU Resources Group Inc.	9,950	296
*	Berry Global Group Inc.	6,019	286
	Cabot Corp.	5,900	280
*	Alcoa Corp.	12,618	271
	Graphic Packaging Holding Co.	15,800	263
	Chemours Co.	11,200	203
	GrafTech International Ltd.	17,200	200
	Timken Co.	3,100	175
	AptarGroup Inc.	1,500	173
	Acuity Brands Inc.	1,067	147
	Steel Dynamics Inc.	4,100	140
	Watsco Inc.	500	90
	Sonoco Products Co.	1,300	80
	United States Steel Corp.	6,000	68
	O-I Glass Inc.	5,005	60
			83,174
Producer Durables (4.7%)
	Boeing Co.	47,052	15,328
	Accenture plc Class A	59,476	12,524
	Union Pacific Corp.	62,786	11,351
	Honeywell International Inc.	63,834	11,299
	United Technologies Corp.	73,286	10,975
	General Electric Co.	795,070	8,873
	Lockheed Martin Corp.	22,492	8,758
	Caterpillar Inc.	49,756	7,348
	United Parcel Service Inc. Class B	60,781	7,115
	3M Co.	39,887	7,037
	Automatic Data Processing Inc.	39,845	6,794
	Raytheon Co.	25,295	5,558
	Deere & Co.	28,718	4,976
	CSX Corp.	68,562	4,961
	Northrop Grumman Corp.	14,368	4,942
	Illinois Tool Works Inc.	26,375	4,738
	Norfolk Southern Corp.	21,800	4,232
	Emerson Electric Co.	54,190	4,132
	Waste Management Inc.	33,651	3,835
	TransDigm Group Inc.	6,585	3,688
	Delta Air Lines Inc.	62,899	3,678
	Eaton Corp. plc	37,345	3,537
*	United Airlines Holdings Inc.	38,134	3,359
	FedEx Corp.	21,969	3,322
*	Copart Inc.	35,593	3,237
	Roper Technologies Inc.	8,710	3,085
	General Dynamics Corp.	17,491	3,085
	Johnson Controls International plc	72,978	2,971
*	Waters Corp.	12,476	2,915
	Cintas Corp.	10,373	2,791
	Southwest Airlines Co.	50,666	2,735
*	Teledyne Technologies Inc.	6,944	2,406
*	CoStar Group Inc.	3,869	2,315
	AMETEK Inc.	22,442	2,238
*	Mettler-Toledo International Inc.	2,697	2,139
	Verisk Analytics Inc.Class A	13,447	2,008
*	United Rentals Inc.	11,674	1,947
	Parker-Hannifin Corp.	9,302	1,915
	PACCAR Inc.	23,928	1,893
	Rockwell Automation Inc.	9,203	1,865
	Xylem Inc.	23,614	1,861
	Cummins Inc.	10,321	1,847
	Stanley Black & Decker Inc.	10,910	1,808
	IDEX Corp.	10,462	1,799
*	Gardner Denver Holdings Inc.	48,079	1,764
*	Colfax Corp.	46,790	1,702
*	Keysight Technologies Inc.	16,038	1,646
	Huntington Ingalls Industries Inc.	6,494	1,629
	Allegion plc	12,833	1,598
*	Sensata Technologies Holding plc	29,137	1,570
	Fortive Corp.	20,386	1,557
*	AECOM	35,745	1,542
	Expeditors International of Washington Inc.	19,686	1,536
	Republic Services Inc. Class A	16,510	1,480
	Nordson Corp.	8,492	1,383
	Textron Inc.	29,358	1,309
	JB Hunt Transport Services Inc.	11,052	1,291
	Jacobs Engineering Group Inc.	14,361	1,290
*	Zebra Technologies Corp.	4,990	1,275
	Wabtec Corp.	16,047	1,248
	Carlisle Cos. Inc.	7,633	1,235
*	Kirby Corp.	13,568	1,215
	ITT Inc.	16,144	1,193
	Oshkosh Corp.	12,558	1,189
*	HD Supply Holdings Inc.	29,328	1,180
	CH Robinson Worldwide Inc.	15,011	1,174
	Paychex Inc.	13,584	1,155
*	Trimble Inc.	26,321	1,097
*	XPO Logistics Inc.	13,742	1,095
	BWX Technologies Inc.	17,602	1,093
	AO Smith Corp.	22,475	1,071

14

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Toro Co.	13,011	1,037
	Arconic Inc.	32,466	999
	Spirit AeroSystems Holdings Inc. Class A	13,411	977
	Air Lease Corp. Class A	20,291	964
	FLIR Systems Inc.	18,391	958
	Lincoln Electric Holdings Inc.	9,765	945
	Robert Half International Inc.	14,500	916
*	Clean Harbors Inc.	10,647	913
	WW Grainger Inc.	2,682	908
	Landstar System Inc.	7,935	904
	AGCO Corp.	11,695	903
	Dover Corp.	7,663	883
	American Airlines Group Inc.	29,772	854
	Quanta Services Inc.	20,704	843
	Xerox Holdings Corp.	22,618	834
	Kansas City Southern	5,000	766
	Donaldson Co. Inc.	13,286	766
	HEICO Corp.	6,487	740
	Flowserve Corp.	14,313	712
*	Stericycle Inc.	10,277	656
	Copa Holdings SA Class A	5,839	631
*	JetBlue Airways Corp.	33,052	619
	National Instruments Corp.	14,511	614
	Avery Dennison Corp.	4,600	602
*	WESCO International Inc.	9,740	578
	Genpact Ltd.	13,285	560
	ManpowerGroup Inc.	5,650	549
	Old Dominion Freight Line Inc.	2,837	538
	Knight-Swift Transportation Holdings Inc.	14,300	512
	Pentair plc	10,087	463
	Snap-on Inc.	2,597	440
	Trinity Industries Inc.	19,100	423
	MSC Industrial Direct Co.Inc. Class A	5,300	416
	Ryder System Inc.	7,500	407
	Booz Allen Hamilton Holding Corp. Class A	4,900	349
	HEICO Corp. Class A	3,638	326
	Hubbell Inc. Class B	2,200	325
	nVent Electric plc	10,087	258
	Graco Inc.	4,912	255
	Regal Beloit Corp.	2,800	240
	Alaska Air Group Inc.	2,900	196
	Woodward Inc.	1,400	166
*	Paylocity Holding Corp.	1,300	157
	Littelfuse Inc.	768	147
*	Gates Industrial Corp. plc	9,933	137
	Schneider National Inc. Class B	6,200	135
*	Middleby Corp.	1,014	111
	Fluor Corp.	5,558	105
	ADT Inc.	8,500	67
	Allison Transmission Holdings Inc.	1,200	58
	Rollins Inc.	1,312	43
	Curtiss-Wright Corp.	305	43
	Crane Co.	451	39
*	Resideo Technologies Inc.	2,362	28
			273,752
Technology (11.4%)
	Apple Inc.	425,657	124,994
	Microsoft Corp.	721,763	113,822
*	Facebook Inc. Class A	230,326	47,274
*	Alphabet Inc. Class A	30,313	40,601
*	Alphabet Inc. Class C	28,849	38,572
	Intel Corp.	398,000	23,820
	Cisco Systems Inc.	409,381	19,634
*	Adobe Inc.	47,094	15,532
	NVIDIA Corp.	54,212	12,756
*	salesforce.com Inc.	76,492	12,441
	Oracle Corp.	215,417	11,413
	Broadcom Inc.	35,849	11,329
	Texas Instruments Inc.	85,640	10,987
	QUALCOMM Inc.	108,398	9,564
	International Business Machines Corp.	63,103	8,458
*	Micron Technology Inc.	138,310	7,438
*	Advanced Micro Devices Inc.	129,923	5,958
	Intuit Inc.	22,737	5,956
	Applied Materials Inc.	90,715	5,537
*	ServiceNow Inc.	16,685	4,711
*	IHS Markit Ltd.	57,328	4,320
	Lam Research Corp.	14,049	4,108
*	Autodesk Inc.	21,248	3,898
	Analog Devices Inc.	32,108	3,816
	Activision Blizzard Inc.	59,760	3,551
	L3Harris Technologies Inc.	16,506	3,266
*	Electronic Arts Inc.	29,113	3,130
*	VeriSign Inc.	16,053	3,093
	Amphenol Corp. Class A	26,138	2,829
*	Gartner Inc.	18,074	2,785
	Cognizant Technology Solutions Corp. Class A	44,315	2,748
	HP Inc.	128,673	2,644
	Motorola Solutions Inc.	15,878	2,559
	KLA Corp.	13,882	2,473
	Hewlett Packard Enterprise Co.	142,229	2,256
*	Atlassian Corp. plc Class A	18,735	2,255
*	Synopsys Inc.	16,191	2,254
*	Black Knight Inc.	34,912	2,251
*	Okta Inc.	19,409	2,239
*	DocuSign Inc. Class A	29,825	2,210

15

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Microchip Technology Inc.	20,270	2,123
	Xilinx Inc.	21,429	2,095
	Skyworks Solutions Inc.	17,100	2,067
*	Twitter Inc.	64,447	2,066
	Corning Inc.	68,131	1,983
*	Splunk Inc.	13,214	1,979
*	Ceridian HCM Holding Inc.	28,778	1,953
*	Palo Alto Networks Inc.	8,303	1,920
*	Cadence Design Systems Inc.	27,659	1,918
*	Match Group Inc.	22,828	1,874
	Western Digital Corp.	29,474	1,871
*	IAC/InterActiveCorp	7,373	1,837
*	Workday Inc. Class A	11,159	1,835
*	ANSYS Inc.	7,069	1,820
	Maxim Integrated Products Inc.	24,329	1,496
*	Akamai Technologies Inc.	17,101	1,477
	NortonLifeLock Inc.	56,039	1,430
*	EchoStar Corp. Class A	32,155	1,393
	Marvell Technology Group Ltd.	51,555	1,369
	Terad yne Inc.	19,532	1,332
*	Qorvo Inc.	11,320	1,316
*	Tyler Technologies Inc.	4,332	1,300
	CDW Corp.	8,857	1,265
*	SolarWinds Corp.	67,913	1,260
	Citrix Systems Inc.	11,127	1,234
*	GoDaddy Inc. Class A	17,857	1,213
*	Fortinet Inc.	10,756	1,148
	NetApp Inc.	17,371	1,081
	Amdocs Ltd.	14,500	1,047
*	VMware Inc. Class A	6,737	1,023
	Leidos Holdings Inc.	10,350	1,013
*	Paycom Software Inc.	3,751	993
	Juniper Networks Inc.	40,200	990
*	Take-Two Interactive Software Inc.	7,963	975
	SS&C Technologies Holdings Inc.	14,800	909
*	ON Semiconductor Corp.	35,080	855
*	RingCentral Inc. Class A	4,984	841
	CDK Global Inc.	14,435	789
	Universal Display Corp.	3,786	780
*	F5 Networks Inc.	5,559	776
*	Guidewire Software Inc.	7,046	773
	Avnet Inc.	17,300	734
*	EPAM Systems Inc.	3,426	727
	MKS Instruments Inc.	6,500	715
	DXC Technology Co.	18,932	712
*	Dell Technologies Inc.	12,926	664
*	Proofpoint Inc.	5,609	644
*	Arrow Electronics Inc.	7,307	619
	Sabre Corp.	27,200	610
	Dolby Laboratories Inc. Class A	8,275	569
*	Arista Networks Inc.	2,703	550
*	PTC Inc.	7,269	544
*	Manhattan Associates Inc.	6,606	527
*	Nuance Communications Inc.	29,402	524
*	Zynga Inc. Class A	85,400	523
*	NCR Corp.	14,237	501
*	Twilio Inc. Class A	4,678	460
*	Zendesk Inc.	5,670	435
	Jabil Inc.	8,300	343
*	Teradata Corp.	12,274	329
	Monolithic Power Systems Inc.	1,800	320
*	Coherent Inc.	1,542	257
*	Pure Storage Inc. Class A	14,100	241
	SYNNEX Corp.	1,700	219
*	FireEye Inc.	12,696	210
*	CACI International Inc. Class A	800	200
*	CommScope Holding Co. Inc.	13,800	196
*	Aspen Technology Inc.	1,506	182
	LogMeIn Inc.	2,100	180
*	New Relic Inc.	2,500	164
	Entegris Inc.	3,200	160
*	Nutanix Inc.	5,012	157
*	IPG Photonics Corp.	1,031	149
*	Smartsheet Inc. Class A	3,300	148
*	Anaplan Inc.	2,700	142
	Pegasystems Inc.	1,468	117
*	RealPage Inc.	1,692	91
	Ubiquiti Inc.	306	58
	Cognex Corp.	800	45
*	Groupon Inc. Class A	18,709	45
*	Cerence Inc.	875	20
*	Dropbox Inc. Class A	446	8
*	Cree Inc.	43	2
			660,942
Utilities (2.4%)
	Verizon Communications Inc.	384,874	23,631
	AT&T Inc.	550,518	21,514
	NextEra Energy Inc.	47,042	11,392
	Duke Energy Corp.	76,972	7,021
	Southern Co.	101,616	6,473
	Dominion Energy Inc.	75,797	6,277
	American Electric Power Co. Inc.	45,700	4,319
	Sempra Energy	26,229	3,973
	Exelon Corp.	84,900	3,871
*	T-Mobile US Inc.	46,748	3,666
	American Water Works Co. Inc.	27,784	3,413

16

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Consolidated Edison Inc.	33,700	3,049
	Public Service Enterprise Group Inc.	49,300	2,911
	WEC Energy Group Inc.	27,832	2,567
	NRG Energy Inc.	62,415	2,481
	Xcel Energy Inc.	37,904	2,406
	PPL Corp.	61,004	2,189
*	GCI Liberty Inc. Class A	30,555	2,165
	Edison International	28,046	2,115
*	Zayo Group Holdings Inc.	59,534	2,063
	DTE Energy Co.	14,767	1,918
	Eversource Energy	22,187	1,887
	FirstEnergy Corp.	38,600	1,876
	Entergy Corp.	11,483	1,376
	Alliant Energy Corp.	24,226	1,326
	Evergy Inc.	19,735	1,284
	CMS Energy Corp.	20,227	1,271
	Ameren Corp.	15,737	1,209
	NiSource Inc.	42,649	1,187
	Atmos Energy Corp.	9,845	1,101
	AES Corp.	53,469	1,064
	OGE Energy Corp.	23,786	1,058
	Aqua America Inc.	20,886	980
	Vistra Energy Corp.	39,091	899
	CenterPoint Energy Inc.	31,100	848
	UGI Corp.	15,661	707
	Telephone & Data Systems Inc.	22,046	561
	Pinnacle West Capital Corp.	5,958	536
	National Fuel Gas Co.	5,771	269
*	Sprint Corp.	50,326	262
	Avangrid Inc.	4,545	232
*	United States Cellular Corp.	5,358	194
	IDACORP Inc.	1,500	160
	Hawaiian Electric Industries Inc.	1,058	50
			139,751
Total Common Stocks (Cost $1,434,584)			2,783,816

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (51.8%)
Alabama (0.5%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		500	507
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33		500	546
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	380	419
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31		1,100	1,351
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		1,555	1,679
[2] Black Belt Energy Gas District Alabama Gas PrepayRevenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.045%	12/1/23		1,000	1,000
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		3,885	4,023
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		430	456
Huntsville AL Electric System Revenue	5.000%	12/1/30		510	629
Huntsville AL GO	5.000%	5/1/35		1,125	1,386
Huntsville AL GO	5.000%	5/1/38		1,860	2,336
Jefferson County AL Revenue	5.000%	9/15/29		1,020	1,237
Jefferson County AL Revenue	5.000%	9/15/33		1,000	1,197
Jefferson County AL Sewer Revenue	5.000%	10/1/23		500	561
Jefferson County AL Sewer Revenue	0.000%	10/1/25	(4)	500	436

17

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		6,185	6,709
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		1,105	1,205
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27		530	645
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28		1,090	1,319
University of South Alabama University Facilities Revenue	5.000%	11/1/23	(4)	740	837
					28,478
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	425	464
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		75	81
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21		1,650	1,753
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31		1,345	1,568
					3,866
Arizona (1.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30		675	800
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31		545	626
Arizona COP	5.000%	10/1/26		2,000	2,465
Arizona Lottery Revenue	5.000%	7/1/28		1,000	1,281
Arizona School Facilities Board COP	5.000%	9/1/21		1,355	1,442
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36		1,165	1,394
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		2,240	2,370
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		2,155	2,443
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		2,110	2,468
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	(Prere.)	500	510
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		2,210	2,421
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	500	548
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		1,025	1,236
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27		1,000	1,171
Chandler AZ GO	5.000%	7/1/23		1,165	1,322
Gilbert AZ GO	5.000%	7/1/20		2,480	2,528
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		335	339
Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32		1,000	1,059
Maricopa County AZ Industrial Development Authoirty Hospital Revenue (Honorhealth)	5.000%	9/1/33		830	1,015

18

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24		1,700	1,985
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	365	372
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		1,145	1,255
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22		2,290	2,510
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27		1,295	1,586
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		2,000	2,226
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21		525	556
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		1,260	1,381
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23		2,040	2,314
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		2,520	2,937
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35		1,900	2,278
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27		300	363
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28		250	307
Pima County AZ Sewer Revenue	5.000%	7/1/20		500	510
Pima County AZ Sewer Revenue	5.000%	7/1/20		1,150	1,172
Pima County AZ Sewer Revenue	5.000%	7/1/24		1,105	1,291
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24		1,125	1,329
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28		515	552
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29		2,000	2,180
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		1,540	1,866
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		910	1,057
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		640	802
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Northern Arizona Healthcare System)	5.250%	10/1/22		500	534
					58,801
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		2,000	2,015
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/29		1,075	1,291
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,000	1,120
Springdale AR School District No. 50 GO	4.000%	6/1/27		1,190	1,270

19

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Springdale AR School District No. 50 GO	4.000%	6/1/32		1,155	1,219
	University of Arkansas Revenue	5.000%	11/1/21		805	862
	University of Arkansas Revenue	5.000%	11/1/24		800	938
	University of Arkansas Revenue	5.000%	11/1/30		765	931
						9,646
California (4.5%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/22		500	546
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/21		760	806
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	(4)	1,120	1,393
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	740	555
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	(14)	1,690	1,217
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30		1,000	1,122
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		1,015	1,134
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/20	(Prere.)	500	515
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	500	546
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	1,000	1,131
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		1,000	1,155
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		820	931
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		1,150	1,172
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,950	3,070
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		1,000	1,075
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		2,000	2,141
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		1,000	1,086
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.310%	4/1/21		1,000	1,005
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.510%	5/1/23		1,000	1,017
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	1,000	815
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		1,165	1,180

20

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	2/1/20		500	502
California GO	5.000%	10/1/20		2,000	2,060
California GO	5.000%	8/1/22		1,000	1,103
California GO	5.000%	9/1/22		1,805	1,996
California GO	5.000%	11/1/23		1,155	1,328
California GO	5.000%	4/1/24		2,000	2,327
California GO	5.000%	9/1/24		1,315	1,550
California GO	5.000%	10/1/24		2,000	2,364
California GO	5.000%	10/1/25		2,500	3,037
California GO	5.000%	3/1/26		660	789
California GO	5.000%	4/1/26		2,000	2,457
California GO	5.000%	4/1/27		2,000	2,516
California GO	3.500%	8/1/27		1,515	1,757
California GO	5.000%	2/1/28		690	771
California GO	5.000%	9/1/29		455	560
California GO	5.000%	11/1/29		1,700	1,945
California GO	5.250%	3/1/30		500	503
California GO	5.000%	4/1/30		500	662
California GO	5.000%	9/1/30		1,000	1,065
California GO	5.250%	9/1/30		500	534
California GO	5.000%	4/1/31		1,005	1,348
California GO	4.000%	8/1/31		1,675	1,931
California GO	5.000%	2/1/32		500	540
California GO	5.000%	4/1/32		2,500	3,209
California GO	5.250%	8/1/32	(4)	1,000	1,366
California GO	5.000%	10/1/32		1,875	2,197
California GO	4.000%	8/1/33		1,520	1,734
California GO	5.000%	8/1/33		2,865	3,475
California GO	4.000%	9/1/33		2,000	2,284
California GO	3.000%	10/1/34		1,225	1,300
California GO	3.000%	10/1/35		1,815	1,919
California GO	3.000%	10/1/36		1,500	1,578
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23		1,145	1,285
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23		1,000	1,099
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		2,000	2,253
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		795	882
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		2,750	3,591
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/20		520	533
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		1,195	1,348
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		1,690	2,037
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31		965	1,022
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	500	514

21

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		1,000	1,234
California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28	(Prere.)	500	645
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30		965	1,157
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20	(Prere.)	500	511
California Public Works Board Lease Revenue (Davidson Library)	5.000%	3/1/23	(Prere.)	20	23
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22		1,000	1,095
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		1,050	1,145
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26		1,200	1,411
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		300	335
California Public Works Board Lease Revenue (Judicial Council Projects)	5.125%	12/1/29		260	279
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	35	38
California Public Works Board Lease Revenue (Various Capital Projects)	5.375%	3/1/20	(Prere.)	1,000	1,007
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	25	27
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31		1,840	2,095
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31		1,000	1,104
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		350	379
California State Educational Facilities Authority Revenue	6.125%	10/1/21	(Prere.)	245	267
California State Educational Facilities Authority Revenue	6.125%	10/1/21	(Prere.)	255	278
California State University Systemwide Revenue	5.000%	11/1/30		1,000	1,109
California State University Systemwide Revenue	5.000%	11/1/32		1,000	1,214
California State University Systemwide Revenue	5.000%	11/1/32		2,815	3,504
California State University Systemwide Revenue	5.000%	11/1/34		2,010	2,348
California State University Systemwide Revenue	5.000%	11/1/35		2,000	2,464
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	4.250%	1/17/20	(14)	1,500	1,500
California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		3,390	4,427

22

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		665	868
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28		400	462
	Centinela Valley CA Union High School District GO	4.000%	8/1/29	(4)	1,035	1,189
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		1,000	1,132
	Chaffey CA Community College District GO	5.000%	6/1/23		850	968
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	800	953
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,108
[3]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/34		1,000	968
	Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	1,000	1,144
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33		1,000	1,136
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/22		970	1,072
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	1,000	1,054
[3]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29		1,390	1,420
	Gavilan CA Joint Community College District GO	5.000%	8/1/28		1,000	1,213
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		500	580
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	2,060	1,812
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,565	1,835
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,500	1,710
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,000	1,162
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26		350	377
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		435	495
	Long Beach CA Harbor Revenue	5.000%	12/15/20		1,300	1,350
	Long Beach CA Unified School District GO	0.000%	8/1/24	(12)	1,290	1,211
	Los Angeles CA Community College District GO	4.000%	8/1/32		1,000	1,107
	Los Angeles CA Community College District GO	4.000%	8/1/37		2,000	2,156
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27		500	507
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		1,375	1,696

23

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		1,330	1,681
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,695	2,135
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,000	1,202
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		1,145	1,435
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		1,000	1,214
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		500	605
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		2,550	3,186
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38		1,400	1,749
	Los Angeles CA Unified School District GO	5.000%	7/1/20		1,700	1,733
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		1,755	2,159
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		1,935	2,402
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26		500	552
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/ North Hollywood Redevelopment Project)	5.000%	7/1/20		1,500	1,530
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	1,000	1,239
	Los Angeles County CA Unified School District GO	5.000%	7/1/31		1,000	1,288
	Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	600	626
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,130	1,344
[3]	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32		1,090	1,160
	Napa Valley CA Unified School District GO	4.000%	8/1/28		1,690	1,849
	Newport Mesa CA Unified School District GO	0.000%	8/1/30		630	512
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		500	550
	Oakland CA Unified School District GO	5.000%	8/1/25	(4)	1,500	1,803
	Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21		1,170	1,224
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33		1,035	1,344
	Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	1,000	961
	Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,040	913
	Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	740	535
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		1,085	1,162
	Poway CA Unified School District GO	5.000%	8/1/24		1,750	2,066
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,395	1,700
	Riverside CA Electric Revenue	5.000%	10/1/32		1,800	2,333

24

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	1,000	1,146
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30		2,415	1,881
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		340	376
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		325	378
Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	(15)	760	849
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	1,815	1,375
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	185	190
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/23		330	338
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25		495	602
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27		575	698
San Bernardino CA Community College District GO	0.000%	8/1/22	(4)	1,000	967
San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		500	541
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	500	533
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	1,000	1,143
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	500	513
San Diego CA Unified School District GO	0.000%	7/1/27		500	440
San Diego CA Unified School District GO	5.500%	7/1/27	(4)	520	683
San Diego CA Unified School District GO	0.000%	7/1/28		500	426
San Diego CA Unified School District GO	0.000%	7/1/29		500	412
San Diego CA Unified School District GO	0.000%	7/1/30		100	80
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	(4)	500	510
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/22	(Prere.)	560	612
San Diego County CA Water Authority Revenue	5.000%	5/1/28		1,000	1,199
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30		1,530	1,848
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/21		350	366
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/20	(Prere.)	500	509
San Francisco CA City & County COP	5.000%	4/1/28		1,635	1,981
San Francisco CA City & County COP	4.000%	4/1/33		1,000	1,126
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	95	100
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		405	442
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		405	426
San Francisco CA City & County International Airport Revenue	5.000%	5/1/34		1,000	1,275

25

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.500%	11/1/20	(Prere.)	500	519
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	1,245	1,363
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		1,700	2,106
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,000	1,188
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,500	1,836
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		965	1,032
San Francisco CA City & County Unified School District GO	4.250%	6/15/33		1,000	1,076
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	1,475	1,024
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39		1,155	1,186
Santa Clara CA Unified School District GO	3.000%	7/1/34		1,000	1,054
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22		1,105	1,171
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26		1,000	1,000
State Center California Community College District GO	5.000%	8/1/29		1,000	1,206
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34		1,030	1,252
Union CA Elementary School District GO	0.000%	9/1/28	(14)	1,080	912
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30		1,635	1,958
University of California Revenue	5.000%	5/15/21	(Prere.)	160	169
University of California Revenue	5.000%	5/15/23		875	924
University of California Revenue	5.000%	5/15/23	(Prere.)	310	351
University of California Revenue	5.000%	5/15/28		690	781
University of California Revenue	4.000%	5/15/33		1,000	1,110
University of California Revenue	4.000%	5/15/33		2,500	2,872
University of California Revenue	4.000%	5/15/34		1,770	1,932
University of California Revenue	4.000%	5/15/34		1,000	1,145
University of California Revenue	4.000%	5/15/35		2,000	2,284
University of California Revenue	5.000%	5/15/35		1,620	2,042
University of California Revenue	5.000%	5/15/35		1,165	1,465
University of California Revenue PUT	5.000%	5/15/23		3,740	4,243
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(4)	1,155	864
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	1,225	855
					260,241
Colorado (1.1%)
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34		1,435	1,698
Adams County CO COP	5.000%	12/1/31		650	772
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/23		300	336
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/21		500	535

26

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado COP	4.000%	12/15/33		1,225	1,421
Colorado COP	4.000%	12/15/34		1,335	1,540
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30		500	570
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37		1,000	1,244
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38		1,000	1,131
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26		1,030	1,267
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	1,430	1,340
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		2,990	3,411
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/21	(Prere.)	2,500	2,609
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		500	545
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	1,500	1,745
Colorado Springs CO Utility System Revenue	5.000%	11/15/22	(Prere.)	500	556
Denver CO City & County Airport Revenue	5.000%	11/15/20		515	533
Denver CO City & County Airport Revenue	5.000%	11/15/22		1,335	1,380
Denver CO City & County Airport Revenue	5.000%	11/15/24		1,200	1,411
Denver CO City & County Airport Revenue	5.000%	11/15/26		430	444
Denver CO City & County Airport Revenue	5.000%	12/1/26		750	920
Denver CO City & County Airport Revenue	4.000%	12/1/38		400	451
Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22		1,000	1,100
Denver CO City & County COP	5.000%	6/1/37		1,685	1,996
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29		500	397
Denver CO City & County GO	5.000%	8/1/23		1,535	1,747
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,114
Denver CO City & County School District GO	5.000%	12/1/36		2,000	2,421
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	1,010	954
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		1,000	1,027
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30		2,400	2,939
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/26		350	388
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/27		500	554
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/29		500	553
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/30		520	574
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/31		635	701

27

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34		1,000	1,113
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36		3,395	4,257
	Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/29		1,000	1,287
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,010	1,026
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,016
[4]	Regional Transportation District of Colorado COP	5.000%	6/1/31		1,000	1,253
	Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		5,400	5,969
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	515	563
	University of Colorado Enterprise System Revenue	4.000%	6/1/32		1,590	1,811
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36		1,000	1,094
						61,713
Connecticut (0.7%)
	Connecticut GO	5.000%	4/15/21		500	524
	Connecticut GO	5.000%	11/15/22		1,935	2,144
	Connecticut GO	5.000%	4/15/24		800	866
	Connecticut GO	5.000%	2/15/25		1,000	1,178
	Connecticut GO	5.000%	5/15/25		2,345	2,779
	Connecticut GO	5.000%	2/15/26		1,000	1,203
	Connecticut GO	5.000%	9/1/26		1,000	1,158
	Connecticut GO	5.000%	2/15/27		1,000	1,226
	Connecticut GO	4.000%	9/15/27		1,000	1,061
	Connecticut GO	5.000%	4/15/28		1,000	1,250
	Connecticut GO	5.000%	4/15/28		500	539
	Connecticut GO	5.000%	3/1/32		2,950	3,323
	Connecticut GO	5.000%	10/15/32		705	766
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31		1,000	1,272
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31		1,000	1,191
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/26		550	580
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29		1,255	1,592
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31		575	699
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		875	880
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		900	905
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		3,400	3,788

28

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	516
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,280	2,895
Connecticut Special Tax Revenue	5.000%	10/1/34	1,000	1,226
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,185	1,345
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,253
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,595
Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,291
University of Connecticut GO	5.000%	2/15/27	635	740
University of Connecticut Revenue	5.000%	11/1/27	1,000	1,242
				43,027
Delaware (0.1%)
Delaware GO	5.000%	7/1/20	662	675
Delaware GO	5.000%	10/1/20	700	720
Delaware GO	5.000%	2/1/25	1,010	1,204
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	731

Delaware River & Bay Authority Revenue	3.000%	1/1/38	1,495	1,532
University of Delaware Revenue	5.000%	11/1/34	440	597
University of Delaware Revenue	5.000%	11/1/35	500	683
Wilmington DE GO	5.000%	11/1/28	1,000	1,032
				7,174
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/25	1,235	1,482
District of Columbia GO	5.000%	6/1/29	3,740	4,340
District of Columbia GO	5.000%	10/15/31	1,070	1,372
District of Columbia GO	5.000%	6/1/32	1,000	1,202
District of Columbia GO	5.000%	10/15/32	2,235	2,850
District of Columbia GO	5.000%	6/1/34	1,320	1,600
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,163
District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,499
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	703
District of Columbia Income Tax Revenue	5.000%	3/1/30	1,145	1,495
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	508
District of Columbia Income Tax Revenue	5.000%	3/1/34	2,030	2,596
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,663
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	4,000	4,739
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24	540	556
[4] Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,988
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,225	2,767

29

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		1,300	713
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39		1,000	1,114
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/26		1,090	1,342
					37,692
Florida (2.6%)
Brevard County FL School Board COP	5.000%	7/1/25		1,000	1,125
Broward County FL Airport System Revenue	5.000%	10/1/22	(Prere.)	400	441
Broward County FL Airport System Revenue	5.500%	10/1/23	(Prere.)	1,000	1,159
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29		400	448
Central Florida Expressway Authority Revenue	4.000%	7/1/32		1,000	1,124
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20		1,230	1,231
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/ Commercial Lines Account)	5.000%	6/1/20		750	762
Florida Board of Education Lottery Revenue	4.000%	7/1/27		1,230	1,311
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		1,270	1,341
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		760	802
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		4,285	4,687
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		625	707
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27		1,255	1,336
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		1,365	1,449
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32		1,675	1,875
Florida Department of Transportation GO	5.000%	7/1/27		1,315	1,656
Florida Department of Transportation GO	4.000%	7/1/29		2,000	2,079
Florida GO	4.000%	6/1/27		1,455	1,583
Florida GO	5.000%	7/1/27		1,440	1,773
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38		770	849
Florida Municipal Power Agency Revenue	4.000%	10/1/30		2,555	2,946
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,000	1,104
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,385	1,553
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28		500	560
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		1,650	1,797
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	(Prere.)	310	325
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		1,005	1,216

30

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		1,160	1,303
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31		190	198
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37		1,955	2,172
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		1,905	2,389
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		1,465	1,830
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37		1,250	1,382
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30		1,085	1,294
Jacksonville FL Special Revenue	5.000%	10/1/27		1,500	1,855
Jacksonville FL Special Revenue	5.000%	10/1/28		1,640	2,064
Jacksonville FL Special Revenue	5.000%	10/1/32		500	545
Jacksonville FL Special Revenue	5.000%	10/1/38		1,410	1,733
Jacksonville FL Transportation Authority Local
Option Gas Tax Revenue	5.000%	8/1/34		1,000	1,174
Jacksonville FL Transportation Revenue	5.000%	10/1/28		1,200	1,422
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35		1,655	1,866
Key West FL Utility Board Electricity Revenue	5.000%	10/1/37		1,030	1,266
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		880	944
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26		1,475	1,785
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39		1,655	2,002
Miami Beach FL GO	5.000%	5/1/35		1,165	1,478
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27		1,000	1,148
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34		1,020	1,195
Miami Beach FL Stormwater Revenue	5.000%	9/1/27		1,000	1,253
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30		1,500	1,772
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34		1,895	2,149
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38		1,000	1,233
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	(4)	1,325	1,635
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	(4)	1,000	1,215
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	585	602
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.875%	10/1/24		500	514
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33		1,565	1,878
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34		1,000	1,198
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		2,000	2,112
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		1,160	1,381

31

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		860	991
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		830	958
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25		1,000	1,122
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32		1,750	2,022
	Miami-Dade County FL School Board COP	5.000%	2/1/26		3,035	3,646
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/28		1,510	1,736
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22		1,575	1,736
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24		1,000	1,100
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		500	547
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37		1,255	1,561
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39		1,265	696
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31		1,400	1,571
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		2,060	2,277
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34		1,000	1,160
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30		1,510	1,817
	Orange County FL School Board COP	5.000%	8/1/33		6,105	7,304
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	500	510
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	1,520	1,881
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/20	(Prere.)	1,270	1,256
[4]	Osceola County FL Transportation Revenue	5.000%	10/1/28		500	623
[4]	Osceola County FL Transportation Revenue	0.000%	10/1/34		2,000	1,255
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	(Prere.)	560	658

	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		1,245	1,492
	Palm Beach County FL School Board COP	5.000%	8/1/29		1,520	1,799
	Palm Beach County FL School Board COP	5.000%	8/1/32		1,500	1,756
	Reedy Creek FL Improvement District GO	4.000%	6/1/34		1,190	1,323
	Reedy Creek FL Improvement District GO	4.000%	6/1/35		1,000	1,124
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21		1,230	1,286
	South Broward FL Hospital District Revenue	4.000%	5/1/33		1,020	1,123
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33		1,180	1,318
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24		1,110	1,039
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/26		1,000	1,128

32

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tallahassee FL Energy System Revenue	5.000%	10/1/35		1,000	1,149
	Tallahassee FL Utility System Revenue	5.000%	10/1/29		1,015	1,182
	Tallahassee FL Utility System Revenue	5.000%	10/1/30		750	871
	Tallahassee FL Utility System Revenue	5.000%	10/1/34		1,265	1,462
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37		2,040	2,450
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		610	625
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		200	218
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		1,575	1,699
	Tampa FL Hospital Revenue	5.000%	7/1/23		750	815
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30		200	249
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31		250	310
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/21		1,275	1,340
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	500	540
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32		1,000	1,126
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29		860	1,052
	Volusia County FL School Board COP	5.000%	8/1/25		1,000	1,160
						151,289
Georgia (1.2%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32		1,000	1,099
	Atlanta GA Airport Revenue	5.000%	1/1/33		2,000	2,263
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21		1,500	1,606
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		1,290	1,538
	Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	555	733
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36		1,170	1,439
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27		510	633

	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24		400	447
[4]	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36		1,060	1,281
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31		800	975
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		500	534
	Forsyth County GA School District Revenue	5.000%	4/1/29		750	983
	Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/38		1,500	1,857
	Georgia GO	5.000%	2/1/20		1,375	1,379
	Georgia GO	5.000%	7/1/21		2,550	2,700
	Georgia GO	5.000%	7/1/24		1,500	1,756

33

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Georgia GO	5.000%	7/1/24		1,000	1,171
Georgia GO	5.000%	7/1/25		1,100	1,325
Georgia GO	5.000%	2/1/30		1,500	1,857
Georgia GO	5.000%	2/1/31		1,500	1,849
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		600	703
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31		350	421
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33		1,575	1,883
Gwinnett County GA School District GO	5.000%	2/1/28		500	594
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		600	625
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		525	564
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33		500	612
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38		500	653
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		6,010	6,524
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		6,245	6,808
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		1,130	1,260
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26		2,000	2,263
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		1,410	1,710
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33		1,835	2,105
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		1,510	1,787
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	1,495	1,783
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		1,795	2,197
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		1,685	1,897
Municipal Electric Authority Georgia Revenue	5.000%	1/1/39		1,215	1,453
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28		580	705
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30		465	563
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/32		500	605
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/33		100	121
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34		700	834
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/36		500	599
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/27		1,540	1,944

34

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36		795	1,011
Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38		1,145	1,281
					70,930
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	11/15/29		800	907
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26		735	844
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23		1,000	1,118
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/33		1,305	1,429
Guam International Airport Authority Revenue	5.000%	10/1/21		465	490
					4,788
Hawaii (0.9%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/20		320	326
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.000%	7/1/21		400	422
Hawaii GO	5.000%	10/1/21		2,500	2,671
Hawaii GO	5.000%	12/1/21		375	403
Hawaii GO	5.000%	12/1/21	(Prere.)	310	333
Hawaii GO	5.000%	12/1/21	(Prere.)	190	204
Hawaii GO	5.000%	10/1/22		4,175	4,616
Hawaii GO	5.000%	8/1/24		1,765	2,069
Hawaii GO	5.000%	8/1/25		1,500	1,757
Hawaii GO	5.000%	10/1/25		1,575	1,907
Hawaii GO	5.000%	1/1/26		2,295	2,793
Hawaii GO	5.000%	8/1/29		3,500	3,957
Hawaii GO	4.000%	4/1/30		1,500	1,697
Hawaii GO	5.000%	1/1/31		1,275	1,626
Hawaii GO	4.000%	4/1/31		1,000	1,127
Hawaii GO	5.000%	1/1/33		1,475	1,830
Hawaii GO	5.000%	1/1/36		4,060	5,001
Hawaii GO	4.000%	1/1/37		2,065	2,344
Honolulu HI City & County GO	5.000%	10/1/20		2,335	2,404
Honolulu HI City & County GO	5.000%	12/1/20	(Prere.)	310	321
Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	1,000	1,062
Honolulu HI City & County GO	5.250%	8/1/21	(Prere.)	500	533
Honolulu HI City & County GO	5.250%	8/1/21	(Prere.)	1,245	1,326
Honolulu HI City & County GO	5.000%	10/1/28		1,000	1,200
Honolulu HI City & County GO	5.000%	10/1/29		4,000	4,791
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30		2,000	2,363
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31		1,000	1,178
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/33		1,530	1,794
					52,055

35

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Idaho (0.1%)
Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/21		1,215	1,274
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/28		1,595	1,974
					3,248
Illinois (2.6%)
Chicago IL Board of Education GO	5.000%	12/1/21		1,000	1,053
Chicago IL Board of Education GO	5.250%	12/1/21	(14)	540	571
Chicago IL Board of Education GO	5.000%	12/1/23		1,000	1,097
Chicago IL Board of Education GO	5.000%	12/1/24		1,500	1,673
Chicago IL Board of Education GO	5.000%	12/1/24		700	781
Chicago IL Board of Education GO	7.000%	12/1/26		500	623
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	1,000	782
Chicago IL Board of Education GO	5.000%	12/1/28		1,150	1,353
Chicago IL Board of Education GO	5.000%	12/1/30	(4)	1,250	1,504
Chicago IL Board of Education GO	5.250%	12/1/35		1,225	1,354
Chicago IL Board of Education GO	5.000%	4/1/36		1,270	1,462
Chicago IL GO	5.000%	1/1/24		520	571
Chicago IL GO	5.000%	1/1/26		335	375
Chicago IL GO	5.000%	1/1/27	(4)	1,850	1,856
Chicago IL GO	5.125%	1/1/27		100	113
Chicago IL GO	5.000%	1/1/28		1,090	1,275
Chicago IL GO	5.250%	1/1/28		200	226
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,000	1,201
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		500	532
Chicago IL Midway Airport Revenue	5.000%	1/1/26		210	233
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20		300	300
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22		300	313
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		200	223
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		1,010	1,188
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,124
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		1,000	1,166
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		1,030	1,195
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		500	534
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		1,000	1,157
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		1,855	2,182
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		1,010	1,239
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		1,000	1,223
Chicago IL Park District GO	5.000%	1/1/31		1,000	1,100
Chicago IL Park District GO	5.000%	1/1/32		1,225	1,392
Chicago IL Park District GO	5.000%	1/1/33		1,000	1,162
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,000	1,186
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29		1,525	1,697

36

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	(14)	1,230	1,527
Chicago IL Waterworks Revenue	5.000%	11/1/30		1,000	1,133
Cook County IL Community College District GO	5.250%	12/1/32		1,000	1,097
Cook County IL GO	5.250%	11/15/25		1,000	1,065
Cook County IL GO	5.000%	11/15/26	(4)	1,545	1,862
Cook County IL GO	5.000%	11/15/28		660	679
Cook County IL GO	5.250%	11/15/28		565	600
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	(Prere.)	2,550	2,987
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/26		1,500	1,732
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/21	(Prere.)	500	536
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/29		1,300	1,498
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31		1,000	1,217
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33		1,000	1,187
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34		1,000	1,184
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36		1,000	1,161
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37		1,000	1,104
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28		1,000	1,099
Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35		1,000	1,157
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28		1,250	1,539
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28		2,000	2,246
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33		1,050	1,211
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21	(Prere.)	500	536
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		500	531
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		1,000	1,148
Illinois GO	5.000%	1/1/20	(4)	200	200
Illinois GO	5.000%	8/1/20		305	311
Illinois GO	5.000%	11/1/20		7,000	7,192
Illinois GO	5.000%	1/1/21	(4)	710	712
Illinois GO	5.000%	5/1/21		505	526
Illinois GO	5.000%	8/1/21		605	635
Illinois GO	5.000%	11/1/21		3,415	3,605
Illinois GO	5.000%	8/1/22		1,000	1,076
Illinois GO	5.000%	10/1/22		1,290	1,394
Illinois GO	5.000%	11/1/22		1,000	1,083
Illinois GO	5.000%	11/1/22		2,300	2,483
Illinois GO	5.000%	2/1/23		540	585
Illinois GO	5.000%	11/1/23		1,000	1,103

37

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.500%	7/1/24		1,100	1,219
Illinois GO	5.000%	8/1/24		1,500	1,604
Illinois GO	5.000%	10/1/24		1,470	1,645
Illinois GO	5.000%	11/1/24		1,785	1,993
Illinois GO	5.000%	3/1/26	(4)	1,125	1,200
Illinois GO	5.000%	11/1/26		1,785	2,043
Illinois GO	5.000%	2/1/28		1,690	1,946
Illinois GO	5.000%	10/1/28		2,000	2,344
Illinois GO	5.000%	11/1/29		1,000	1,145
Illinois GO	5.250%	2/1/30		1,900	2,089
Illinois GO	5.250%	7/1/31		1,000	1,088
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	500	583
Illinois Sales Tax Revenue	5.000%	6/15/28	(15)	1,000	1,156
Illinois Sales Tax Revenue	5.000%	6/15/36		1,000	1,128
Illinois Sales Tax Revenue	5.000%	6/15/37		1,000	1,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		500	500
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		1,600	2,028
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,490	1,877
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		3,500	4,486
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,000	1,100
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,600	2,004
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		500	549
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,200	1,450
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	1,100	1,074
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	910	790
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	1,195	1,006
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	(14)	2,505	3,035
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	2,205	1,669
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	1,000	537
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27		710	829
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		1,500	1,604
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	1,540	1,096
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	340	237
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	1,215	830
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	1,130	741

38

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	1,790	1,153
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	1,075	602
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26		1,070	1,303
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		1,215	1,234
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21	(Prere.)	1,060	1,125
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	400	427
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26		1,560	1,883
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28		1,000	1,122
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28		1,000	1,251
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29		1,000	774
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		1,000	1,066
					149,647
Indiana (0.6%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/32		360	439
Ball State University Student Fee Indiana Revenue	5.000%	7/1/34		1,050	1,274
Ball State University Student Fee Indiana Revenue	5.000%	7/1/35		1,450	1,757
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29		790	968
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22		1,100	1,221
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33		1,390	1,615
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27		700	866
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30		450	582
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29		1,020	1,287
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	(Prere.)	690	747
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		1,175	1,445
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30		1,520	1,859
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31		1,130	1,374

39

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35		1,685	1,865
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24		1,645	1,818
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25		650	731
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30		1,000	1,199
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/23	(Prere.)	500	559
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32		500	547
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34		1,415	1,687
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36		1,000	1,206
	Indiana University Student Fee Revenue	5.000%	6/1/30		1,600	1,741
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/35		1,425	1,784
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	1,500	1,500
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28		1,375	1,603
	Ivy IN Tech Community College Revenue	5.000%	7/1/32		865	1,078
	Ivy IN Tech Community College Revenue	5.000%	7/1/33		860	1,068
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/21		870	921
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24		720	812
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32		1,070	1,237
						36,790
Iowa (0.1%)
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27		1,435	1,550
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		250	254
[5]	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		320	333
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		2,120	2,331
	Polk County IA GO	4.000%	6/1/25		2,115	2,256
	Xenia IA Rural Water District Revenue	5.000%	12/1/28		1,000	1,181
						7,905
Kansas (0.5%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27		1,000	1,159
[5]	Johnson County KS Water District Revenue TOB PUT	1.690%	1/2/20		12,420	12,420
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		1,085	1,113
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		510	598

40

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		700	818
Kansas Development Finance Authority Revenue	5.000%	5/1/20		1,520	1,539
Kansas Development Finance Authority Revenue	5.000%	5/1/25		1,345	1,504
Kansas Development Finance Authority Revenue	5.000%	5/1/27		1,585	1,767
Kansas Development Finance Authority Revenue	5.000%	4/1/32		1,325	1,465
Lyon County KS Unified School District No 253. GO	4.000%	9/1/32		350	397
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23		1,565	1,783
Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33		2,090	2,178
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/21	(Prere.)	500	535
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23		1,000	1,097
					28,373
Kentucky (0.6%)
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26		1,000	991
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/29		1,980	2,465
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	1,220	1,071
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31		1,575	1,856
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/30		645	647
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	(14)	1,000	1,162
Kentucky Property & Building Commission Revenue	5.000%	5/1/34	(15)	1,000	1,209
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		9,105	9,910
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		6,000	6,626
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		1,000	1,108
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		1,200	1,329
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/21		1,325	1,284
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22		810	766

41

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/28		1,000	1,116
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	1,000	1,088
Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29		500	508
Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29		1,000	1,016
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		1,050	1,161
					35,313
Louisiana (1.2%)
Bossier City LA Utilities Revenue	5.000%	10/1/22		500	550
Bossier City LA Utilities Revenue	5.000%	10/1/23		595	674
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.590%	1/2/20		43,650	43,650
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.590%	1/2/20		1,975	1,975
East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	1.590%	1/3/20		8,400	8,400
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31		1,000	1,055
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		1,065	1,305
Louisiana GO	5.000%	4/1/24		2,625	3,036
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	(15)	1,315	1,642
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33		1,235	1,410
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36		1,250	1,502
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24		1,000	1,125
Louisiana State University Revenue	5.000%	7/1/23		455	513
New Orleans LA Aviation Board Revenue	5.000%	10/1/27	(4)	910	1,117
New Orleans LA GO	5.000%	12/1/31		500	548
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		1,755	1,848
					70,350
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29		445	552
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30		600	740
Portland ME Airport Revenue	5.000%	1/1/20	(4)	500	500
Portland ME General Airport Revenue	4.000%	1/1/39		810	921
					2,713

42

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland (1.6%)
Anne Arundel County MD GO	5.000%	10/1/20		1,455	1,497
Anne Arundel County MD GO	5.000%	4/1/23		1,190	1,338
Anne Arundel County MD GO	5.000%	10/1/27		1,455	1,754
Anne Arundel County MD GO	5.000%	4/1/33		1,000	1,175
Baltimore County MD GO	5.000%	2/1/21		1,500	1,563
Baltimore County MD GO	5.000%	8/1/21		1,435	1,523
Baltimore County MD GO	4.000%	3/1/30		1,200	1,388
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/22	(Prere.)	650	720
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32		1,275	1,638
Baltimore MD Project Revenue	5.000%	7/1/24		2,095	2,445
Howard County MD GO	5.000%	2/15/21	(Prere.)	750	783
Howard County MD GO	5.000%	8/15/21	(Prere.)	80	85
Howard County MD GO	5.000%	8/15/24		120	128
Maryland Department of Transportation Revenue	5.000%	2/15/20		1,090	1,095
Maryland Department of Transportation Revenue	5.000%	5/1/20		2,240	2,269
Maryland Department of Transportation Revenue	4.000%	12/1/23		1,905	2,009
Maryland Department of Transportation Revenue	4.000%	12/15/29		1,365	1,504
Maryland Department of Transportation Revenue	3.000%	10/1/30		2,620	2,796
Maryland GO	5.000%	8/1/20	(Prere.)	870	890
Maryland GO	5.250%	8/1/20		1,130	1,157
Maryland GO	5.000%	6/1/21		2,525	2,664
Maryland GO	4.000%	8/1/21		1,000	1,046
Maryland GO	5.000%	8/1/21		1,000	1,062
Maryland GO	5.000%	3/15/22		1,000	1,085
Maryland GO	5.000%	8/1/22		4,000	4,398
Maryland GO	5.000%	8/1/22		1,500	1,649
Maryland GO	5.000%	8/1/22		1,790	1,968
Maryland GO	5.000%	3/15/23		1,145	1,286
Maryland GO	4.000%	8/1/23		2,670	2,942
Maryland GO	5.000%	8/1/23		1,670	1,899
Maryland GO	5.000%	8/1/23		1,920	2,183
Maryland GO	5.000%	3/15/24		1,100	1,275
Maryland GO	5.000%	8/1/25		1,000	1,206
Maryland GO	5.000%	3/15/26		1,235	1,511
Maryland GO	4.000%	8/1/26		1,970	2,160
Maryland GO	4.000%	3/1/29		3,000	3,163
Maryland GO	4.000%	6/1/29		2,000	2,218
Maryland GO	5.000%	3/15/31		1,600	2,016
Maryland GO	5.000%	8/1/31		1,000	1,270
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31		1,950	2,368
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27		500	545

43

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31		750	903
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group)	5.000%	7/1/24		500	548
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	5.000%	6/1/20		500	508
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33		1,215	1,403
Montgomery County MD GO	5.000%	11/1/22		1,275	1,414
Montgomery County MD GO	5.000%	11/1/22		1,000	1,109
Montgomery County MD GO	5.000%	11/1/23		2,885	3,306
Montgomery County MD GO	4.000%	11/1/28		2,390	2,828
Montgomery County MD GO	5.000%	11/1/29		1,000	1,169
Montgomery County MD GO	4.000%	11/1/30		1,000	1,113
Montgomery County MD GO	4.000%	12/1/30		1,555	1,734
Montgomery County MD GO	3.750%	11/1/37		1,000	1,103
Prince Georges County MD GO	5.000%	7/15/22		1,615	1,773
Prince Georges County MD GO	5.000%	9/15/23		580	618
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/25		3,350	3,826
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33		1,000	1,147
					92,173
Massachusetts (1.2%)
Boston MA GO	5.000%	4/1/20		780	788
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27		2,880	3,544
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22		495	546
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	(14)	410	519
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28		500	652
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31		955	1,274
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34		1,285	1,810
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		500	500
Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		1,000	1,110
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37		1,750	2,123
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		1,225	1,524
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,085	1,306
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	410	410

44

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	40	40
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	1/1/20		355	355
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	(Prere.)	750	768
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	(Prere.)	510	522
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20	(Prere.)	600	614
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34		500	620
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25		1,275	1,508
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		720	759
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32		1,105	1,332
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		300	300
	Massachusetts GO	5.000%	8/1/20		520	532
	Massachusetts GO	5.250%	8/1/20		300	307
	Massachusetts GO	5.500%	10/1/20		525	542
	Massachusetts GO	5.500%	10/1/20	(14)	500	517
	Massachusetts GO	5.000%	4/1/21	(Prere.)	500	524
	Massachusetts GO	5.000%	8/1/22		1,000	1,100
	Massachusetts GO	5.250%	8/1/23		525	602
	Massachusetts GO	5.000%	12/1/23		1,520	1,748
	Massachusetts GO	5.000%	12/1/24		2,040	2,418
	Massachusetts GO	5.000%	5/1/29		2,180	2,449
	Massachusetts GO	4.000%	11/1/30		1,980	2,118
	Massachusetts GO	5.000%	1/1/31		1,000	1,246
	Massachusetts GO	5.000%	5/1/31		1,675	1,881
	Massachusetts GO	5.000%	9/1/31		1,500	2,012
	Massachusetts GO	5.250%	1/1/34		2,635	3,389
	Massachusetts GO	5.000%	7/1/35		1,000	1,181
	Massachusetts GO	5.000%	9/1/37		1,030	1,275
[2]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	1.830%	11/1/25		1,380	1,389
	Massachusetts Port Authority Revenue	5.000%	7/1/35		2,380	3,026
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/20		335	345
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/21	(ETM)	900	948
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23		645	710
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		3,500	3,843
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		1,500	1,782
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		600	671
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32		1,500	1,742

45

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34		1,010	1,193
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		1,500	1,704
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		2,215	2,600
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(14)	510	629
Massachusetts Transportation Fund Revenue	4.000%	6/1/35		1,000	1,152
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	(14)	420	349
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/20		250	256
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/21		500	533
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/30		750	1,016
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	(Prere.)	895	915
					71,568
Michigan (1.5%)
Battle Creek MI School District GO	5.000%	5/1/25		535	635
Birmingham MI City School District GO	5.000%	5/1/22		740	807
Chippewa Valley MI Schools GO	5.000%	5/1/33		1,000	1,181
Dearborn MI School District GO	5.000%	5/1/34		1,200	1,351
Detroit MI City School District GO	5.250%	5/1/28	(4)	615	783
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	(4)	1,120	1,251
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22		455	495
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23		1,050	1,144
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32		1,000	1,077
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	(4)	1,020	1,224
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27		1,840	2,295
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28		1,205	1,531
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29		1,200	1,504
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31		1,645	1,949
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37		1,000	1,219
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		1,030	1,239
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29		1,420	1,833
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	1,000	1,093
Hudsonville MI Public Schools GO	5.000%	5/1/31		420	511

46

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29		625	763
Lake Orion MI Community School District GO	5.000%	5/1/38		4,000	4,935
Lincoln MI Consolidated School District GO	5.000%	5/1/24	(4)	1,000	1,159
Marysville MI Public Schools District GO	5.000%	5/1/28		1,630	1,962
Michigan Building Authority Revenue	5.000%	4/15/24		1,550	1,799
Michigan Building Authority Revenue	5.000%	10/15/32		1,340	1,612
Michigan Building Authority Revenue	5.000%	4/15/33		1,000	1,174
Michigan Building Authority Revenue	5.000%	4/15/36		1,150	1,373
Michigan Environmental Program GO	4.000%	5/1/28		1,000	1,157
Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/21	(Prere.)	920	987
Michigan Finance Authority Revenue	5.000%	10/1/22		500	531
Michigan Finance Authority Revenue	5.000%	11/1/28		1,055	1,339
Michigan Finance Authority Revenue	5.000%	10/1/34		2,565	3,244
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	1,000	1,094
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	1,000	1,130
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		750	880
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		1,500	1,730
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		1,000	1,136
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26		1,210	1,483
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26		850	1,038
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27		965	1,198
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34		1,700	2,111
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27		500	549
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		500	544
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	1,000	1,105
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	500	553
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22		2,165	2,395
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/33		4,435	5,622
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36		2,000	2,513
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	6/1/22	(Prere.)	1,495	1,631
Michigan State University Revenue	5.000%	8/15/20		1,040	1,065
Michigan Trunk Line Revenue	5.000%	11/1/21		500	502
Oakland University MI Revenue	5.000%	3/1/30		1,250	1,487
Portage MI Public Schools GO	5.000%	11/1/34		1,250	1,484

47

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Roseville MI School District GO	5.000%	5/1/34		1,665	1,921
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25		1,450	1,659
University of Michigan Revenue	5.000%	4/1/32		2,010	2,482
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		870	1,045
Wayne County MI Airport Authority Revenue	5.000%	12/1/30		1,300	1,550
					85,064
Minnesota (0.6%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22		2,010	2,172
Duluth MN Independent School District No. 709 COP	5.000%	2/1/27		365	444
Duluth MN Independent School District No. 709 COP	5.000%	2/1/28		350	433
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21		1,800	1,875
Hennepin County MN GO	5.000%	12/15/33		1,365	1,741
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26		375	456
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21		1,465	1,532
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26		1,855	2,068
Minnesota GO	5.000%	10/1/21		1,925	2,056
Minnesota GO	5.000%	8/1/22		1,500	1,649
Minnesota GO	5.000%	8/1/24		1,615	1,894
Minnesota GO	5.000%	8/1/25		1,500	1,810
Minnesota GO	5.000%	8/1/27		1,005	1,206
Minnesota GO	5.000%	8/1/31		1,075	1,396
Minnesota GO	4.000%	8/1/35		1,000	1,151
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35		595	677
Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47		1,716	1,742
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28		1,000	1,238
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31		1,000	1,337
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26		385	428
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27		485	539
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29		515	552
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30		550	587
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32		775	823
University of Minnesota Revenue	5.250%	12/1/20	(Prere.)	500	519
University of Minnesota Revenue	5.000%	4/1/23		1,115	1,254
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28		1,000	1,165
					32,744

48

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mississippi (0.5%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.600%	1/2/20		12,720	12,720
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.600%	1/2/20		1,000	1,000
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26		1,335	1,607
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27		500	621
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30		1,745	2,144
Mississippi Gaming Tax Revenue	5.000%	10/15/36		1,500	1,848
Mississippi GO	5.000%	11/1/29		1,000	1,196
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29		830	1,032
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30		625	786
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34		1,000	1,118
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23	(Prere.)	1,000	1,138
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30		575	710
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31		495	609
					26,529
Missouri (0.4%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/34		1,530	1,797
Columbia MO Water & Electric System Revenue	3.000%	10/1/31		1,285	1,345
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38		1,000	1,346
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		1,190	1,385
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32		1,000	1,245
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33		1,505	1,581
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34		500	612
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30		500	542

49

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34		880	947
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25		1,480	1,709
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/31		1,000	1,258
	Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36		1,100	1,280
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34		1,500	1,719
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23		710	794
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34		1,425	1,653
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34		1,000	1,184
	St. Louis MO Parking Revenue	5.000%	12/15/23	(4)	715	809
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		1,000	1,173
						22,379
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32		825	972

Multiple States (0.2%)
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		500	545
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	2.650%	1/2/20	LOC	1,300	1,331
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	2.650%	1/9/20		1,595	1,639
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	2.600%	9/15/33	LOC	2,000	2,055
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	2.625%	6/15/35	LOC	1,995	2,051
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	2.650%	6/15/35		1,390	1,423
						9,044
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		1,000	1,202
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		3,500	3,912
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25		2,200	2,462
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/23		750	796
	Lincoln NE Electric System Revenue	5.000%	9/1/22	(Prere.)	135	148
	Lincoln NE Electric System Revenue	5.000%	9/1/25		275	303

50

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		345	371
Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,068
Nebraska Public Power District Revenue	5.000%	1/1/32		1,500	1,600
Omaha NE Public Power District Electric Revenue	4.000%	2/1/22	(Prere.)	1,675	1,776
Omaha NE Public Power District Electric Revenue	5.000%	2/1/29		1,270	1,528
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		3,560	4,361
Omaha NE Sewer Revenue	5.000%	11/15/29		2,500	2,919
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24		1,685	1,827
					24,273
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26		560	668
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28		670	810
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		1,740	1,870
Clark County NV Airport Improvement Revenue	5.000%	7/1/30		1,855	2,375
Clark County NV GO	4.000%	6/1/32		1,505	1,719
Clark County NV GO	5.000%	7/1/33		1,000	1,101
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31		1,575	1,807
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36		1,075	1,300
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.500%	7/1/20		455	455
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31		1,000	1,274
Clark County NV School District GO	5.000%	6/15/27	(4)	3,000	3,708
Clark County NV School District GO	4.000%	6/15/33	(4)	1,820	2,041
Clark County NV School District GO	4.000%	12/1/37		1,325	1,499
Clark County NV School District GO	4.000%	12/1/38		1,140	1,286
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21		2,000	2,110
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		1,190	1,385
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27		1,990	2,368
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		1,870	2,238
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		1,000	1,253
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39		1,500	1,873
Nevada GO	5.000%	4/1/22		1,740	1,889
Nevada GO	5.000%	11/1/23		1,465	1,678
Nevada GO	5.000%	11/1/25		1,015	1,212
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		1,660	1,887
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27		250	306
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28		250	311

51

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32		250	309
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33		250	308
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34		1,510	1,811
					42,851
New Jersey (1.7%)
Bergen County NJ GO	5.000%	10/15/21		1,490	1,593
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue Cooper Health System Obligated Group)	5.000%	2/15/27		1,400	1,577
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21	(4)	500	488
Jersey City NJ GO	5.000%	3/1/21		480	500
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/29		1,750	2,313
Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project)	5.000%	10/1/23		510	564
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		1,000	1,052
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		1,000	1,113
New Jersey Economic Development Authority Revenue	5.250%	6/15/27		500	579
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		2,000	2,393
New Jersey Economic Development Authority Revenue	4.000%	6/15/35		500	538
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26		1,600	1,711
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(ETM)	95	118
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	405	483
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		300	313
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	1,000	1,235
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		2,095	2,296
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35		700	827
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		500	557
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22		1,000	1,093
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25		900	982
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		640	676

52

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27		1,000	1,178
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29		1,385	1,775
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.250%	12/1/28		150	150
[2]	New Jersey TRAN, SIFMA Municipal Swap Index Yield + 0.370%	1.980%	1/9/20		10,000	10,000
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25		1,300	1,523
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		1,380	1,622
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		620	729
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,400	1,638
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27		1,000	1,195
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		1,285	1,528
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31		1,000	1,186
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		1,115	1,311
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		1,115	1,307
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,015	1,187
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		1,500	1,715
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	2,500	2,597
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	(14)	345	370
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	150	162
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		1,315	1,466
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23		605	694
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		1,000	1,152
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,709
	New Jersey Transportation Trust Fund AuthorityTransportation System Revenue	5.000%	12/15/27		5,260	6,287
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		500	527
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	1,000	716

53

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		700	787
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	1,000	1,078
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	1,040	1,141
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		1,185	1,317
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		1,190	1,321
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,000	1,240
New Jersey Turnpike Authority Revenue	4.000%	1/1/33		1,070	1,231
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		2,500	2,869
New Jersey Turnpike Authority Revenue	5.000%	1/1/35		1,000	1,205
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25		500	546
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		1,825	2,171
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		385	393
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27		3,200	3,877
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		685	833
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		1,000	1,209
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		450	535
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		1,500	1,777
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		1,000	1,180
Toms River NJ Board of Education GO	3.000%	7/15/30		3,000	3,148
Toms River NJ Board of Education GO	3.000%	7/15/33		3,570	3,697
					98,280
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20		2,000	2,038
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22		290	319
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23		265	301
Farmington NM Pollution Control Revenue (Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24		1,750	1,795
New Mexico Finance Authority Revenue	5.000%	6/1/23		1,210	1,367
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		500	509
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26		2,000	2,131
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27		1,000	1,158
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28		1,445	1,711
					11,329
New York (7.2%)
Battery Park City NY Authority Revenue	5.000%	11/1/38		750	958
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30		500	628

54

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31		500	526
Hempstead NY GO	4.000%	4/1/29	(4)	1,420	1,603
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		1,500	1,811
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		500	602
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24		130	143
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,000	1,233
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		3,000	3,148
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22		9,100	9,864
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34		2,500	3,090
Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22		8,095	8,915
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31		1,955	2,428
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		90	90
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37		1,000	1,213
Nassau County NY GO	5.000%	4/1/23		1,000	1,121
New York City NY GO	5.000%	8/1/20		2,260	2,311
New York City NY GO	5.000%	8/1/20		2,935	3,001
New York City NY GO	5.000%	8/1/21		515	546
New York City NY GO	5.000%	8/1/21		2,000	2,122
New York City NY GO	5.000%	8/1/21		1,745	1,851
New York City NY GO	5.000%	8/1/22		705	775
New York City NY GO	5.000%	8/1/22		1,290	1,418
New York City NY GO	5.000%	10/1/22		500	534
New York City NY GO	5.000%	8/1/23		400	440
New York City NY GO	5.000%	8/1/23		1,505	1,709
New York City NY GO	5.000%	8/1/24		1,000	1,171
New York City NY GO	5.000%	8/1/25		1,000	1,203
New York City NY GO	5.000%	8/1/25		1,310	1,576
New York City NY GO	5.000%	8/1/25		1,245	1,498
New York City NY GO	5.000%	8/1/25		770	830
New York City NY GO	5.000%	6/1/26		2,450	2,923
New York City NY GO	5.000%	8/1/26		500	548
New York City NY GO	5.000%	8/1/26		1,000	1,113
New York City NY GO	5.000%	8/1/28		400	409
New York City NY GO	5.000%	8/1/30		1,000	1,125
New York City NY GO	5.000%	3/1/31		1,340	1,487
New York City NY GO	5.000%	8/1/31		365	387
New York City NY GO	5.000%	12/1/32		1,755	2,134
New York City NY GO	5.000%	12/1/33		1,515	1,835
New York City NY GO	5.000%	12/1/35		1,120	1,348

55

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	4.000%	10/1/37		2,680	3,074
[5]	New York City NY GO TOB VRDO	1.700%	1/2/20	LOC	4,300	4,300
	New York City NY GO VRDO	1.650%	1/2/20		7,600	7,600
	New York City NY GO VRDO	1.680%	1/8/20	LOC	5,100	5,100
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24		1,500	1,507
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		575	577
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		1,000	1,121
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38		2,000	2,123
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		1,000	1,056
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		1,250	1,501
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30		500	509
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		500	527
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33		1,000	1,252
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		2,000	2,376
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		2,015	2,482
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		1,000	1,222
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		2,000	2,335
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		2,500	3,126
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.600%	1/2/20		2,815	2,815
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.660%	1/2/20		3,600	3,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.670%	1/2/20		11,815	11,815
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	1/8/20		11,240	11,240
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24		550	603
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		1,730	2,060
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		2,000	2,375
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		1,045	1,251
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		250	273

56

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		1,635	2,021
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		1,750	1,982
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	60	63
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		1,140	1,265
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		460	493
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28		1,325	1,589
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29		850	954
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30		500	556
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/30		440	459
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		500	521
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31		300	326
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		500	552
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		1,250	1,444
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		1,500	1,790
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		500	551
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		500	542
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		1,710	2,054
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		1,450	1,669
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		1,500	1,781
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35		1,525	1,862
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		1,745	2,066
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36		1,580	1,915
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		1,235	1,398
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		1,000	1,148
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		1,680	2,040
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		1,000	1,138
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/39		2,795	3,166

57

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.650%	1/2/20		7,105	7,105
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.670%	1/2/20		485	485
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35		1,500	1,857
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36		5,710	7,040
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38		1,675	2,041
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		1,335	1,654
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26		1,350	1,673
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35		2,015	2,495
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36		2,000	2,466
[5]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.630%	1/8/20		3,800	3,800
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		1,090	1,164
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		1,000	1,082
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		820	1,116
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,530	1,580
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	500	519
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		1,000	1,070
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	500	538
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		230	246
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(14)	325	349
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	820	915
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	570	647
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		1,045	1,191
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,180	2,555
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,135	1,364
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		1,645	2,020
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,675	2,040
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		1,000	1,233

58

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		1,445	1,655
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		1,500	1,709
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		680	746
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		2,000	2,162
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		1,000	732
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		1,545	1,761
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		1,010	1,012
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		4,250	4,501
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	(Prere.)	1,215	1,307
New York NY GO	4.000%	8/1/37		2,000	2,291
New York NY GO VRDO	1.650%	1/2/20		4,280	4,280
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	(2)	500	593
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	(2)	500	642
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		500	512
New York State Dormitory Authority Revenue	5.000%	10/1/20		75	75
New York State Dormitory Authority Revenue	3.000%	10/1/32		1,000	1,044
New York State Dormitory Authority Revenue	4.000%	7/1/34		1,200	1,391
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/24		400	408
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28		1,000	1,181
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32		1,000	1,163
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	(Prere.)	650	663
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	500	526
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	170	184
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	160	173
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		830	898
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		4,000	4,488
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		1,465	1,632
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		840	909

59

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		1,500	1,782
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		10,000	11,908
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		520	578
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27		1,700	1,948
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		2,040	2,401
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		2,000	2,296
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		7,000	7,766
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		500	540
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33		1,975	2,245
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		300	323
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		1,905	2,158
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		2,000	2,287
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		1,000	1,130
[4]	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		3,000	3,820
[4]	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39		2,000	2,284
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20		595	613
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	390	417
	New York State Dormitory Authority Revenue (St. John’s University) VRDO	1.520%	1/8/20	LOC	3,500	3,500
	New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	500	510
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		1,260	1,320
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		1,090	1,264
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		1,295	1,546
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		1,480	1,811
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		1,795	2,169
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		1,420	1,671
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		2,000	2,407
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		1,500	1,848

60

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		2,160	2,652
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29		1,000	1,141
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22		2,075	2,277
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/24		365	372
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25		500	547
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		1,500	1,849
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		3,500	3,512
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		600	602
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/21		330	340
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	500	540
New York State Thruway Authority Revenue	5.000%	1/1/35		1,130	1,338
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/20		500	504
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25		500	533
New York State Urban Development Corp. Revenue	5.000%	3/15/36		2,000	2,409
New York State Urban Development Corp. Revenue	5.000%	3/15/37		2,000	2,402
New York State Urban Development Corp. Revenue	5.000%	3/15/38		5,170	6,460
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	530	581
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		1,325	1,535
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		2,830	3,373
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		2,000	2,303
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		1,420	1,688
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		2,000	2,223
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		2,010	2,399
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		1,485	1,650

61

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26		1,805	2,126
	Port Authority of New York & New Jersey Revenue	5.000%	5/1/28		1,250	1,266
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		1,120	1,396
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36		2,200	2,802
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/37		1,110	1,286
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21		1,545	1,626
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27		1,370	1,561
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		1,870	2,245
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34		1,760	2,074
[4]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37		1,320	1,618
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		1,500	1,725
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		1,130	840
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		2,000	2,386
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		1,900	2,319
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		1,000	1,214
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		1,600	1,821
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		1,945	2,326
[7]	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		2,450	2,924
	Westchester County NY GO	5.000%	7/1/20		675	689
	Westchester County NY GO	5.000%	7/1/20	(ETM)	10	10
	Westchester County NY GO	5.000%	7/1/20	(ETM)	55	56
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		890	937
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31		1,085	1,246
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28		1,400	1,643
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33		1,500	1,694
						419,317
North Carolina (0.3%)
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/22	(Prere.)	330	367
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/27		170	189
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20		235	243

62

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Durham County NC GO	5.000%	4/1/20		785	792
North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	500	506
North Carolina GAN	5.000%	3/1/25		1,055	1,252
North Carolina GAN	5.000%	3/1/27		1,015	1,194
North Carolina GO	5.000%	3/1/20		425	428
North Carolina GO	4.000%	6/1/20		500	506
North Carolina GO	5.000%	5/1/22		360	393
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21		1,000	1,053
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27		1,000	1,096
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24		850	921
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		2,000	2,202
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/22	(Prere.)	180	199
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24		320	354
Union County NC Enterprise System Revenue	3.000%	6/1/33		1,290	1,364
Wake County NC GO	5.000%	3/1/23		2,145	2,407
					15,466
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25		1,210	1,417

Ohio (1.6%)
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29		1,300	1,615
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		2,200	2,419
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	(Prere.)	570	619
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26		1,025	1,237
Bowling Green State University Ohio Revenue	5.000%	6/1/26		400	483
Bowling Green State University Ohio Revenue	5.000%	6/1/27		260	320
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.250%	4/1/31		500	521
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	435	450
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26		725	822
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27		380	436
Cleveland OH Municipal School District GO	5.000%	12/1/28		1,000	1,122
Columbus OH City School District GO	0.000%	12/1/29	(4)	1,000	813
Columbus OH GO	5.000%	7/1/22	(Prere.)	535	587
Columbus OH GO	4.000%	8/15/26		1,730	1,982
Columbus OH Sewer Revenue	5.000%	12/1/24	(Prere.)	4,000	4,731
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	510	585
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32		1,000	1,165

63

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		615	650
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20		1,000	1,034
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		1,680	1,959
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30		680	830
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31		1,100	1,404
Franklin County OH Sales Tax Revenue	5.000%	6/1/27		895	1,126
Franklin County OH Sales Tax Revenue	5.000%	6/1/28		830	1,066
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36		1,000	1,190
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/21		200	208
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		600	695
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	180	193
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	535	575
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		320	337
Miami Valley OH Career Technology Center GO	5.000%	12/1/25		880	1,066
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31		2,290	2,842
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37		2,590	3,142
North Royalton OH City School District GO	5.000%	12/1/26		300	358
North Royalton OH City School District GO	5.000%	12/1/28		1,400	1,659
Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/30		2,200	2,870
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/20		100	103
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33		1,535	1,884
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22		750	809
Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30		1,155	1,352
Ohio Common Schools GO	5.000%	6/15/34		1,000	1,087
Ohio GO	5.000%	5/1/23		1,270	1,432
Ohio GO	5.000%	8/1/23		500	549
Ohio GO	5.000%	8/1/24		500	586
Ohio GO	5.000%	11/1/24		1,675	1,980
Ohio GO	5.000%	2/1/25		2,425	2,879
Ohio GO	5.000%	2/1/27		1,000	1,214
Ohio GO	5.000%	2/1/31		1,110	1,175
Ohio GO	5.000%	5/1/33		1,000	1,255
Ohio GO	5.000%	3/1/35		1,000	1,213

64

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio GO	5.000%	3/15/36		1,005	1,138
Ohio GO	5.000%	3/1/38		2,000	2,411
Ohio Higher Education GO	5.000%	8/1/21		500	531
Ohio Higher Education GO	5.000%	5/1/30		2,000	2,360
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22		585	649
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.600%	1/2/20		1,925	1,925
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.650%	1/3/20		200	200
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25		2,450	2,970
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		1,020	1,239
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35		1,320	1,640
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37		2,240	2,764
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26		915	1,115
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	500	502
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20	(14)	1,100	1,106
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		1,015	1,128
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		1,280	1,568
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/37		2,560	3,256
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26		1,850	2,301
Penta Career Center Ohio COP	5.250%	4/1/23		125	136
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	1,000	1,094
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	665	727
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	550	600
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	255	278
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	250	273
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	260	284
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	250	273
					93,097
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25		1,160	1,323
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		1,245	1,511
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		1,145	1,328
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		1,000	1,127
Oklahoma City OK GO	5.000%	3/1/24		525	549
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28		1,500	1,847
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	(Prere.)	300	312
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37		2,000	2,349

65

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23		280	311
University of Oklahoma Revenue	5.000%	7/1/31		475	500
					11,157
Oregon (0.2%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33		1,140	1,403
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31		750	574
Multnomah County OR School District GO	5.000%	6/15/29		1,000	1,187
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	(Prere.)	430	452
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		1,380	1,600
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		70	73
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39		2,000	2,530
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33		1,000	1,186
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31		450	517
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32		450	515
Oregon GO	5.000%	5/1/23		500	545
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33		550	643
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38		500	578
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		1,305	1,594
					13,397
Pennsylvania (2.5%)
Allegheny County PA GO	4.000%	11/1/30		1,000	1,130
Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	325	341
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27		1,010	1,236
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		1,000	1,214
Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		1,000	1,208
Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		500	544
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27		1,000	1,243
[2] Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	2.000%	2/1/21		315	316
Allegheny County PA Port Authority Revenue	5.750%	3/1/29		500	526
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		1,000	1,070

66

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27		250	291
	Allentown PA School District GO	5.000%	6/1/31	(15)	500	587
	Armstrong PA School District GO	5.000%	3/15/27	(15)	995	1,214
	Armstrong PA School District GO	5.000%	3/15/29	(15)	920	1,160
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/25		2,065	2,432
[4]	Centennial PA School District Bucks County GO	5.000%	12/15/29		1,460	1,788
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/21	(Prere.)	530	573
	Chester County PA GO	5.000%	11/15/22	(Prere.)	750	833
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	(15)	335	370
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	(15)	365	403
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		500	602
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/29		1,000	1,109
[4]	Easton PA Area School District GO	4.000%	4/1/28		580	689
	Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)(ETM)	1,165	1,062
	Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	85	75
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	6/1/20		650	660
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29		1,220	1,458
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29		2,400	3,030
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	(4)	1,000	1,175
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		1,000	1,080
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	500	546
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		1,515	1,890
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23		1,015	1,111
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25		1,000	1,146
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		1,000	1,005

67

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/25		1,250	1,348
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38		1,000	1,203
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25		1,275	1,508
Pennsylvania COP	5.000%	7/1/26		500	604
Pennsylvania COP	5.000%	7/1/27		500	614
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		1,000	1,062
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		1,060	1,288
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		1,510	1,855
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20		315	315
Pennsylvania GO	5.000%	7/1/20		545	556
Pennsylvania GO	5.375%	7/1/21		500	532
Pennsylvania GO	5.000%	11/15/21	(Prere.)	500	536
Pennsylvania GO	5.000%	8/15/23		2,000	2,268
Pennsylvania GO	5.000%	1/1/24		1,500	1,721
Pennsylvania GO	5.000%	7/15/24		2,945	3,434
Pennsylvania GO	5.000%	8/15/24		500	585
Pennsylvania GO	5.000%	7/15/25		3,120	3,726
Pennsylvania GO	5.000%	1/1/26		3,295	3,974
Pennsylvania GO	5.000%	9/15/26		1,500	1,838
Pennsylvania GO	5.000%	7/15/27		2,500	3,111
Pennsylvania GO	5.000%	7/15/28		2,000	2,537
Pennsylvania GO	4.000%	1/1/29		3,000	3,407
Pennsylvania GO	4.000%	8/15/30	(4)	1,000	1,119
Pennsylvania GO	5.000%	10/15/32		1,000	1,123
Pennsylvania GO	4.000%	3/1/33	(4)	1,110	1,262
Pennsylvania GO	4.000%	3/1/34	(4)	1,670	1,895
Pennsylvania GO	4.000%	3/1/36		1,000	1,122
Pennsylvania GO	4.000%	3/1/37	(15)	1,000	1,126
Pennsylvania GO	4.000%	3/1/37		1,000	1,118
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/24		200	206
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		500	535
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		1,295	1,447
Pennsylvania State University Revenue	5.000%	3/1/25		500	503
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32		1,000	1,223

68

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24		1,040	1,197
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28		630	766
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,750	1,813
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	265	274
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	695	720
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	495	512
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		170	171
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		1,980	2,280
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		1,625	1,958
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,140	1,360
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	1,635	1,984
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		750	911
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		2,255	2,711
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,500	1,805
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		1,000	1,254
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		2,000	2,306
	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	(4)	1,535	1,930
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		1,500	1,761
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		1,000	1,225
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	2.590%	12/1/21		1,315	1,328
	Philadelphia PA Airport Revenue	5.000%	6/15/23		1,120	1,139
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24		1,015	1,170
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27		1,000	1,177
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		1,625	1,933
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,000	1,213
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,300	1,553
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25		1,000	1,150
	Philadelphia PA School District GO	5.000%	9/1/21		1,035	1,061
	Philadelphia PA School District GO	5.250%	9/1/22		545	560
	Philadelphia PA School District GO	5.000%	9/1/31		940	1,089
	Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20	(Prere.)	560	573
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		1,000	1,158
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		1,110	1,207
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	(4)	1,000	1,262
	Reading PA School District GO	5.000%	3/1/25	(4)	955	1,117
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25		815	980
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26		770	948
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27		1,135	1,361
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,085	1,222

69

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	1,000	1,014
State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	(15)	1,075	1,205
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(15)	1,535	1,754
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	1,650	1,977
West Shore PA Area Authority Hospital Revenue (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.250%	1/1/21	(Prere.)	80	84
					141,991
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	500	507
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	(13)(3)	500	522
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26	(ETM)	1,000	1,274
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		198	174
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		1,327	1,060
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		2,024	1,502
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		2,564	2,599
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		140	142
					7,780
Rhode Island (0.1%)
Narragansett RI Commission Wastewater System Revenue	5.000%	2/1/37		1,950	2,249
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30		500	588
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		500	597
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		1,135	1,138
					4,572
South Carolina (0.5%)
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23		590	676
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/22	(Prere.)	250	270
Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35		875	917
Florence SC Water & Sewer Revenue	3.000%	9/1/34		1,610	1,691
Georgetown County SC School District GO	3.000%	3/1/31		1,665	1,756
Lancaster County SC School District GO	4.000%	3/1/32		1,000	1,139

70

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25		1,000	1,197
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34		1,500	1,754
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25		1,000	1,156
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		2,000	2,180
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	1,600	1,500
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		1,420	1,678
South Carolina GO	5.000%	4/1/20		830	838
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21		1,000	1,052
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23	(Prere.)	1,000	1,141
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37		1,500	1,787
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,140	1,326
South Carolina Public Service Authority Revenue	5.000%	12/1/28		1,465	1,560
South Carolina Public Service Authority Revenue	5.000%	12/1/37		1,095	1,290
South Carolina Public Service Authority Revenue	5.000%	12/1/37		2,205	2,572
South Carolina Public Service Authority Revenue	5.000%	12/1/38		1,035	1,151
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32		1,290	1,611
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	(15)	1,000	1,177
					31,419
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/25		2,000	2,207
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32		1,020	1,234
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34		2,125	2,336
					5,777
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31		1,000	1,192
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.000%	1/1/23	(Prere.)	1,500	1,667
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/29		2,880	3,595
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27		1,035	1,175

71

Tax-Managed Balanced Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,939
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/38	3,810	4,591
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,175
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,092
	Memphis TN GO	5.000%	5/1/30	500	524
	Memphis TN GO	4.000%	6/1/31	1,000	1,133
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/21	625	637
[5]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.690%	1/2/20	4,400	4,400
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	528
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	600	611
	Shelby County TN GO	5.000%	4/1/31	1,625	2,083
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	4,300	4,944
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	2,006
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	2,025
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	1,000	1,153
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,052
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,238
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,189
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	3,045	3,259
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	2,500	2,779
	Tennessee GO	5.000%	8/1/20	650	665
	Tennessee GO	5.000%	8/1/21	1,490	1,582
	Tennessee GO	5.000%	8/1/22	1,475	1,623
	Tennessee GO	4.000%	8/1/28	4,850	5,538
	Tennessee GO	5.000%	8/1/32	1,000	1,191
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,776
	Williamson County TN GO	4.000%	5/1/27	1,320	1,438
					59,800
Texas (5.4%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,507

72

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alief TX Independent School District GO	5.000%	2/15/24		1,300	1,499
Allen TX Independent School District GO	5.000%	2/15/26		1,035	1,257
Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33		600	693
Arlington TX Special Tax Revenue	5.000%	2/15/27	(4)	420	517
Arlington TX Special Tax Revenue	5.000%	2/15/28	(4)	305	383
Arlington TX Special Tax Revenue	5.000%	2/15/32	(15)	1,160	1,415
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25		500	567
Austin TX Airport System Revenue	5.000%	11/15/26		1,120	1,382
Austin TX Airport System Revenue	5.000%	11/15/32		1,170	1,415
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27		1,000	1,189
Austin TX GO	5.000%	5/1/26		2,030	2,485
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	(ETM)	500	536
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24		1,340	1,582
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		1,000	1,198
Beaumont TX Independent School District GO	5.000%	2/15/21		3,570	3,725
Bexar County TX GO	5.000%	6/15/23	(Prere.)	3,230	3,660
Bexar County TX GO	5.000%	6/15/26		4,450	5,338
Bexar County TX GO	5.000%	6/15/32		1,145	1,319
Bexar County TX GO	4.000%	6/15/34		1,000	1,106
Bexar County TX GO	4.000%	6/15/40		2,255	2,545
Brownsville TX Utility System Revenue	4.000%	9/1/30		1,000	1,087
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	(Prere.)	500	500
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		1,015	1,157
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		100	91
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		180	160
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26		1,115	1,337
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		840	987
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		540	591
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,415	1,659
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		200	209
Corpus Christi TX Independent School District GO	4.000%	8/15/31		1,795	2,011
Corpus Christi TX Independent School District GO	4.000%	8/15/34		1,130	1,294
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		500	521
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		500	554

73

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32		2,000	2,600
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32		1,670	1,988
	Dallas TX Independent School District GO	5.000%	2/15/23		485	506
	Dallas TX Independent School District GO	4.000%	2/15/29		2,250	2,520
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	(Prere.)	195	208
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21		1,340	1,430
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22		210	224
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31		1,675	1,950
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29		1,000	1,145
	Denton TX Independent School District GO	5.000%	8/15/37		1,360	1,653
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24		1,035	1,064
	Fort Worth TX GO	5.000%	3/1/25		1,115	1,321
	Fort Worth TX GO	5.000%	3/1/27		4,520	4,875
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25		450	469
	Garland TX Electric Utility System Revenue	5.000%	3/1/30		675	858
	Garland TX Independent School District GO	5.000%	2/15/22		1,025	1,107
[3]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30		1,550	1,686
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		2,500	2,772
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.680%	1/2/20		9,170	9,170
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.680%	1/2/20		5,800	5,800
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30		1,000	1,227
	Harris County TX GO	5.000%	10/1/21	(Prere.)	280	299
	Harris County TX GO	5.000%	8/15/22		1,960	2,154
	Harris County TX GO	5.000%	10/1/23		20	21
	Harris County TX GO	5.000%	8/15/32		1,025	1,127
	Harris County TX GO	5.000%	10/1/36		1,200	1,413
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		1,000	1,065
	Harris County TX Sports Authority Revenue	5.000%	11/15/22		945	1,035
	Harris County TX Toll Road Revenue	5.000%	8/15/32		515	565
	Houston TX Airport System Revenue	5.000%	7/1/26		1,160	1,422
	Houston TX Airport System Revenue	5.000%	7/1/37		1,685	2,066
	Houston TX GO	5.000%	3/1/27		1,000	1,235
	Houston TX GO	4.000%	3/1/35		1,500	1,690
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24		1,070	1,243
	Houston TX Independent School District GO	5.000%	2/15/20		1,105	1,110
	Houston TX Utility System Revenue	5.000%	5/15/21		1,350	1,421

74

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Houston TX Utility System Revenue	5.000%	5/15/25		1,160	1,344
	Houston TX Utility System Revenue	5.000%	11/15/26		1,350	1,672
	Houston TX Utility System Revenue	4.000%	11/15/31		1,000	1,130
	Houston TX Utility System Revenue	5.000%	11/15/33		1,000	1,034
	Houston TX Utility System Revenue	5.000%	11/15/34		1,000	1,152
[2]	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.510%	5/1/20		1,000	1,000
	Irving TX Independent School District GO	5.000%	2/15/21		1,515	1,581
	Katy TX Independent School District GO	4.000%	2/15/27		275	297
	Katy TX Independent School District GO	4.000%	2/15/28		375	404
	Klein TX Independent School District GO	5.000%	8/1/34		1,200	1,438
	Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	500	522
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		1,360	1,608
	Laredo TX Community College District GO	5.000%	8/1/25		1,000	1,156
	Laredo TX Independent School District GO	4.000%	8/1/28		1,635	1,816
	Lone Star College System Texas GO	5.000%	2/15/28		1,375	1,658
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37		1,330	1,432
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,000	1,147
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,200	1,409
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34		1,070	1,320
	Lubbock TX GO	5.000%	2/15/23		500	541
	Mansfield TX Independent School District GO	5.000%	2/15/26		1,250	1,398
	Mansfield TX Independent School District GO	4.000%	2/15/29		1,265	1,363
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24		350	358
	Mesquite TX Independent School District GO	4.000%	8/15/30		1,155	1,295
	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24		1,005	1,031
	Montgomery TX GO	4.000%	3/1/30		1,840	2,136
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33		1,640	1,794
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26		1,060	1,209
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27		1,000	1,137
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28		870	985
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/23		200	217

75

Tax-Managed Balanced Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/24		210	233
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/25		240	269
	North East TX Independent School District GO	5.250%	2/1/22		580	629
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30		2,390	2,780
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22		1,495	1,635
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23		1,555	1,758
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31		1,500	1,720
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22		1,645	1,811
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23		1,025	1,166
[5]	North Texas Municipal Water District Water System Revenue TOB VRDO	1.690%	1/2/20		8,715	8,715
	North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	500	536
	North Texas Tollway Authority System Revenue	6.250%	2/1/23		1,650	1,656
	North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,060	1,176
	North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,505	2,859
	North Texas Tollway Authority System Revenue	5.000%	1/1/29		1,190	1,390
	North Texas Tollway Authority System Revenue	5.000%	1/1/30		500	565
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,790	2,070
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		1,500	1,731
	North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,575	1,815
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,035	1,190
	North Texas Tollway Authority System Revenue	4.000%	1/1/36		1,015	1,133
	North Texas Tollway Authority System Revenue	4.000%	1/1/37		1,250	1,419
	North Texas Tollway Authority System Revenue	4.000%	1/1/37		1,030	1,154
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	(4)	1,520	1,680
	North Texas Tollway Authority System Revenue	5.000%	1/1/38		1,000	1,210
	Northside Independent School District Texas GO	5.000%	8/15/25		1,165	1,398
	Northwest Independent School District Texas GO	5.000%	2/15/26		1,000	1,184

76

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northwest Independent School District Texas GO	5.000%	2/15/32	1,760	2,051
Pasadena TX GO	4.000%	2/15/28	1,000	1,119
Pearland TX GO	4.000%	3/1/32	1,095	1,243
Pearland TX GO	4.000%	3/1/33	885	1,002
Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	273
Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	385
Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,897
Prosper TX Independent School District GO	4.000%	2/15/31	1,290	1,507
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	521
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,097
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	1,550	1,835
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,409
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	3,000	3,826
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,206
San Antonio TX GO	5.000%	8/1/20	225	230
San Antonio TX GO	5.000%	2/1/22	1,000	1,042
San Antonio TX GO	5.000%	2/1/24	500	521
San Antonio TX GO	5.000%	2/1/26	1,000	1,183
San Antonio TX GO	4.000%	2/1/29	1,000	1,064
San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,540
San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,929
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,205
San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,762
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,533
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,000	1,003
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,182
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,644
Sugar Land TX GO	5.000%	2/15/26	510	620
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,130
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,075	1,132
Texas City TX Independent School District GO	5.000%	8/15/26	3,365	4,024
Texas GO	5.000%	10/1/22	1,120	1,239
Texas GO	5.000%	10/1/24	1,210	1,425
Texas GO	5.000%	8/1/26	925	980
Texas GO	5.000%	10/1/27	1,400	1,612
Texas GO	5.000%	10/1/28	1,330	1,529
Texas GO	5.000%	8/1/31	500	529

77

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		365	391
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		1,005	1,108
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		380	420
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		245	279
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		580	678
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		2,215	2,440
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		1,335	1,462
Texas Municipal Power Agency Revenue	5.000%	9/1/27		520	533
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/21	(15)	1,020	1,082
Texas State University System Financing System Revenue	5.000%	3/15/32		1,625	1,970
Texas Transportation Commission GO	5.000%	10/1/21		1,545	1,651
Texas Transportation Commission GO	5.000%	10/1/22		1,480	1,637
Texas Transportation Commission GO	5.000%	10/1/29		1,500	1,790
Texas Transportation Commission GO	5.000%	4/1/32		2,000	2,398
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		1,625	2,005
Texas Transportation Commission Revenue	5.000%	4/1/21		2,425	2,543
Texas Transportation Commission Revenue	5.000%	4/1/23		2,100	2,359
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		525	599
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		665	758
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		2,330	2,647
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(ETM)	285	283
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	525	521
Texas Water Development Board Revenue	5.000%	4/15/21		1,050	1,102
Texas Water Development Board Revenue	5.000%	4/15/27		5,460	6,824
Texas Water Development Board Revenue	4.000%	10/15/32		1,000	1,156
Texas Water Development Board Revenue	4.000%	10/15/33		1,610	1,870
Texas Water Development Board Revenue	4.000%	10/15/34		1,465	1,698
Texas Water Development Board Revenue	4.000%	10/15/35		2,860	3,257
Texas Water Development Board Revenue	4.000%	10/15/35		1,770	1,987
Texas Water Development Board Revenue	4.000%	10/15/35		1,725	1,990
Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	740	783
Texas Water Financial Assistance GO	5.000%	8/1/27		260	275
Travis TX GO	5.000%	3/1/27		1,545	1,872
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27		1,000	1,222
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37		1,235	1,529
University of Houston Texas Revenue	4.000%	2/15/33		1,840	2,050
University of North Texas Revenue	4.000%	4/15/34		1,110	1,275
University of North Texas Revenue	5.000%	4/15/36		1,275	1,532

78

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Texas Permanent University Fund Revenue	5.000%	7/1/21		1,300	1,376
University of Texas Revenue	5.000%	8/15/27		1,690	2,129
University of Texas Revenue	5.000%	8/15/29		4,570	5,304
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		1,190	1,219
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		705	749
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,150	1,308
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	(15)	1,235	1,532
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	(15)	270	305
Williamson County TX GO	5.000%	2/15/23		230	249
					315,957
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/30		1,025	1,265
Central Utah Water Conservancy District GO	5.000%	4/1/30		500	523
Central UT Water Conservancy District Revenue	4.000%	10/1/32		1,000	1,151
Granite UT School District Salt Lake County GO	5.000%	6/1/28		6,260	8,037
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32		750	855
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	350	385
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34		750	935
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35		850	1,057
Utah County UT Hospital Revenue (IHC Health Services) VRDO	1.500%	1/8/20		5,200	5,200
Utah GO	5.000%	7/1/21		1,300	1,377
Utah GO	5.000%	7/1/22		1,410	1,547
Utah GO	5.000%	7/1/23		3,500	3,974
Utah GO	5.000%	7/1/24		1,015	1,188
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	1,285	1,534
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,000	1,195
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37		585	676
					30,899
Vermont (0.0%)
University of Vermont & State Agricultural College GO	5.000%	10/1/38		1,000	1,380

Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/23		600	660
Chesapeake VA Toll Road Revenue	5.000%	7/15/21		500	526
Fairfax County VA GO	5.000%	10/1/20		1,710	1,760
Fairfax County VA GO	5.000%	10/1/23		1,255	1,437
Fairfax County VA GO	5.000%	10/1/25		2,715	3,300
Fairfax County VA GO	5.000%	10/1/30		1,825	2,317
Fairfax County VA GO	4.000%	10/1/32		1,415	1,632
Fairfax County VA Public Improvement GO	5.000%	4/1/21		420	441
Fairfax County VA Sewer Revenue	4.000%	7/15/21		1,790	1,871

79

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fairfax County VA Water Authority Revenue	5.000%	4/1/22	(Prere.)	500	544
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22		1,700	1,860
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28		1,170	1,480
Norfolk VA GO	5.000%	10/1/20		775	798
Norfolk VA GO	5.000%	8/1/21		2,040	2,167
Norfolk VA GO	5.000%	9/1/24	(Prere.)	1,395	1,641
Norfolk VA GO	5.000%	9/1/24	(Prere.)	1,090	1,283
Norfolk VA GO	5.000%	9/1/24	(Prere.)	1,345	1,583
Norfolk VA GO	5.000%	8/1/31		1,375	1,747
Norfolk VA GO	5.000%	8/1/35		2,155	2,703
Norfolk VA Water Revenue	5.000%	5/1/22	(Prere.)	495	540
Norfolk VA Water Revenue	5.000%	11/1/31		5	5
Norfolk VA Water Revenue	5.000%	11/1/34		1,155	1,432
Richmond VA GO	5.000%	3/1/23	(Prere.)	1,000	1,122
Richmond VA Public Utility Revenue	5.000%	1/15/28		1,000	1,213
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30		500	540
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24		1,120	1,294
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30		600	708
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33		425	497
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		1,000	1,042
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27		1,845	2,242
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34		1,900	2,142
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22		355	391
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36		2,130	2,440
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21		2,410	2,570
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		1,405	1,725
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		1,280	1,456

80

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		1,750	2,005
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		1,250	1,464
Virginia Public Building Authority Revenue	5.000%	11/1/31		125	138
Virginia Public School Authority Revenue	5.000%	3/1/20		3,700	3,723
Virginia Public School Authority Revenue	4.000%	8/1/20		1,715	1,744
Virginia Public School Authority Revenue	5.000%	8/1/22		1,335	1,469
Virginia Public School Authority Revenue	5.000%	8/1/26		1,540	1,904
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		1,055	1,108
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24		2,180	2,532
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/22	(Prere.)	4,180	4,633
					71,829
Washington (1.3%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26		795	988
Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32		1,050	1,339
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		685	698
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		1,200	1,412
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38		4,025	5,046
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/21		1,355	1,434
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		1,735	2,135
King County WA GO	5.000%	7/1/20		1,250	1,274
King County WA GO	5.000%	1/1/24		500	538
King County WA GO	4.000%	12/1/32		1,500	1,698
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,060	1,132
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		2,550	2,785
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25		1,000	1,110
Port of Seattle WA Revenue	5.000%	8/1/29		250	273
Seattle WA GO	5.000%	6/1/21		1,000	1,055
Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31		1,000	1,178
University of Washington Revenue	5.000%	4/1/31		335	351
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		375	397
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		1,000	1,177
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31		1,500	1,657
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25		1,090	1,285
Washington GO	0.000%	6/1/20	(14)	500	498
Washington GO	5.000%	7/1/20		1,000	1,019
Washington GO	5.000%	2/1/22	(Prere.)	500	540
Washington GO	5.000%	7/1/22		1,445	1,584

81

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	7/1/23		1,155	1,309
Washington GO	5.000%	7/1/25		560	613
Washington GO	5.000%	7/1/25		1,500	1,751
Washington GO	4.000%	7/1/27		2,425	2,583
Washington GO	4.000%	7/1/27		2,750	2,930
Washington GO	5.000%	8/1/27		1,000	1,196
Washington GO	4.000%	7/1/28		1,135	1,207
Washington GO	4.000%	7/1/28		3,180	3,382
Washington GO	5.000%	7/1/28		2,000	2,349
Washington GO	4.000%	7/1/29		2,720	2,950
Washington GO	5.000%	7/1/30		1,100	1,285
Washington GO	5.000%	8/1/30		1,585	1,964
[4] Washington GO	5.000%	6/1/35		1,500	1,825
Washington GO	5.000%	8/1/36		2,070	2,574
Washington GO	5.000%	8/1/38		2,070	2,553
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30		1,760	2,017
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32		1,750	2,140
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36		1,500	1,805
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24		1,000	1,134
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32		1,000	1,226
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		880	963
Washington State University General Revenue	5.000%	10/1/31		500	530
					72,889
West Virginia (0.2%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33		1,110	1,351
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37		1,545	1,716
West Virginia GO	5.000%	12/1/35		1,000	1,237
West Virginia GO	5.000%	6/1/36		1,000	1,236
West Virginia GO	5.000%	6/1/38		2,500	3,117
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37		1,315	1,575
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29		765	948
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33		815	1,018
West Virginia University Revenue PUT	5.000%	10/1/29		1,000	1,273
					13,471
Wisconsin (0.9%)
Madison WI Area Technical College GO	4.000%	3/1/25		1,835	2,090
Madison WI GO	4.000%	10/1/26		1,500	1,748
Milwaukee WI GO	4.000%	3/15/20		1,000	1,006
Milwaukee WI GO	5.000%	4/1/26		1,935	2,358
Wisconsin GO	5.000%	5/1/20		1,000	1,013
Wisconsin GO	5.000%	5/1/21	(ETM)	15	16

82

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin GO	5.000%	5/1/21		835	878
Wisconsin GO	5.000%	5/1/22	(Prere.)	35	38
Wisconsin GO	5.000%	11/1/23		2,620	3,004
Wisconsin GO	5.000%	5/1/24		500	545
Wisconsin GO	5.000%	5/1/26		2,210	2,404
Wisconsin GO	5.000%	5/1/29		1,000	1,119
Wisconsin GO	4.000%	5/1/33		1,665	1,915
Wisconsin GO	5.000%	5/1/34		1,780	2,135
Wisconsin GO	5.000%	5/1/35		1,000	1,197
Wisconsin GO	5.000%	5/1/36		1,000	1,195
Wisconsin GO	5.000%	5/1/36		2,000	2,332
Wisconsin GO	5.000%	5/1/37		2,640	3,215
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31		1,065	1,271
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33		2,000	2,211
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34		1,540	1,699
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36		2,055	2,426
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25		1,670	1,881
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	1,150	1,218
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31		1,010	1,134
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		500	545
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39		1,595	1,780
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32		715	849
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30		1,085	1,283
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32		500	559
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	115	126
Wisconsin Transportation Revenue	5.000%	7/1/23		385	422
Wisconsin Transportation Revenue	5.000%	7/1/31		1,405	1,732
Wisconsin Transportation Revenue	5.000%	7/1/31		1,370	1,664
Wisconsin Transportation Revenue	5.000%	7/1/33		2,755	3,168
					52,176
Wyoming (0.0%)
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/34	(15)	1,000	1,192
Total Tax-Exempt Municipal Bonds (Cost $2,873,738)					3,006,228
Total Investments (99.7%) (Cost $4,308,322)					5,790,044

83

Tax-Managed Balanced Fund

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	254
Receivables for Investment Securities Sold	125
Receivables for Accrued Income	34,691
Receivables for Capital Shares Issued	4,048
Variation Margin Receivable—Futures Contracts	121
Other Assets[7]	2,250
Total Other Assets	41,489
Liabilities
Payables for Investment Securities Purchased	(19,333)
Payables for Capital Shares Redeemed	(2,505)
Payables to Vanguard	(959)
Variation Margin Payable—Futures Contracts	(5)
Total Liabilities	(22,802)
Net Assets (100%)
Applicable to 169,586,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,808,731
Net Asset Value Per Share	$34.25

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	4,376,479
Total Distributable Earnings (Loss)	1,432,252
Net Assets	5,808,731

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock positions represent 48.4% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Step bond.
4	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $33,968,000, representing 0.6% of net assets.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Securities with a value of $547,000 and cash of $1,222,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

84

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8)CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

85

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	169	36,420	(28)
E-mini S&P 500 Index	March 2020	185	29,888	515
10-Year U.S. Treasury Note	March 2020	53	6,806	(5)
				482

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(166)	(23,357)	296
				778

See accompanying Notes, which are an integral part of the Financial Statements.

86

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	45,640
Interest	70,526
Total Income	116,166
Expenses
The Vanguard Group—Note B
Investment Advisory Services	371
Management and Administrative	3,856
Marketing and Distribution	311
Custodian Fees	32
Auditing Fees	32
Shareholders’ Reports	64
Trustees’ Fees and Expenses	3
Total Expenses	4,669
Expenses Paid Indirectly	(16)
Net Expenses	4,653
Net Investment Income	111,513
Realized Net Gain (Loss)
Investment Securities Sold[1]	(18,086)
Futures Contracts	4,328
Realized Net Gain (Loss)	(13,758)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	732,411
Futures Contracts	1,089
Change in Unrealized Appreciation (Depreciation)	733,500
Net Increase (Decrease) in Net Assets Resulting from Operations	831,255

1 Includes $7,071,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

87

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,513	93,888
Realized Net Gain (Loss)	(13,758)	4,519
Change in Unrealized Appreciation (Depreciation)	733,500	(169,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	831,255	(71,254)
Distributions
Net Investment Income	(113,064)	(91,073)
Realized Capital Gain	—	—
Total Distributions	(113,064)	(91,073)
Capital Share Transactions
Issued	1,111,257	1,045,236
Issued in Lieu of Cash Distributions	93,909	75,332
Redeemed	(484,987)	(518,200)
Net Increase (Decrease) from Capital Share Transactions	720,179	602,368
Total Increase (Decrease)	1,438,370	440,041
Net Assets
Beginning of Period	4,370,361	3,930,320
End of Period	5,808,731	4,370,361

See accompanying Notes, which are an integral part of the Financial Statements.

88

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$29.65	$30.73	$27.85	$26.86	$26.79
Investment Operations
Net Investment Income	.701[1]	.688[1]	.622[1]	.595	.557
Net Realized and Unrealized Gain (Loss) on Investments	4.603	(1.110)	2.871	.989	.067
Total from Investment Operations	5.304	(.422)	3.493	1.584	.624
Distributions
Dividends from Net Investment Income[2]	(.704)	(.658)	(.613)	(.594)	(.554)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.704)	(.658)	(.613)	(.594)	(.554)
Net Asset Value, End of Period	$34.25	$29.65	$30.73	$27.85	$26.86

Total Return[3]	18.01%	-1.43%	12.64%	5.94%	2.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,809	$4,370	$3,930	$3,096	$2,478
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.22%	2.11%	2.20%	2.11%
Portfolio Turnover Rate	12%[4]	11%[4]	9%[4]	11%[4]	9%

1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 61%, 61%, 61%, 57%, and 62% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

89

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

90

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $254,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).

91

Tax-Managed Balanced Fund

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,783,811	—	5
Tax-Exempt Municipal Bonds	—	3,006,228	—
Futures Contracts—Assets[1]	121	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	2,783,927	3,006,228	5

1 Represents variation margin on the last day of the reporting period.

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	7,071
Total Distributable Earnings (Loss)	(7,071)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; and the realization of unrealized gains or losses on certain futures contracts.

92

Tax-Managed Balanced Fund

As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows

Amount
($000)
Undistributed Ordinary Income	324
Undistributed Tax-Exempt Income	559
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(48,397)
Net Unrealized Gains (Losses)	1,480,454

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,309,590
Gross Unrealized Appreciation	1,486,004
Gross Unrealized Depreciation	(5,550)
Net Unrealized Appreciation (Depreciation)	1,480,454

F.   During the year ended December 31, 2019, the fund purchased $1,255,032,000 of investment securities and sold $592,352,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales include $0 and $14,992,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $485,089,000 and $426,081,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital shares issued and redeemed were:

	Year Ended December 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	34,370	33,875
Issued in Lieu of Cash Distributions	2,858	2,456
Redeemed	(15,016)	(16,871)
Net Increase (Decrease) in Shares Outstanding	22,212	19,460

H.   Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

93

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019 Initial

Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund Admiral Shares	31.46%	11.73%	13.62%	$35,843
Russell 1000 Index	31.43	11.48	13.54	35,609
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund Institutional Shares	31.51%	11.77%	13.66%	$17,986,542
Russell 1000 Index	31.43	11.48	13.54	17,804,700
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

See Financial Highlights for dividend and capital gains information.

94

Tax-Managed Capital Appreciation Fund

Sector Diversification

As of December 31, 2019

Consumer Discretionary	14.4%
Consumer Staples	5.6
Energy	3.7
Financial Services	20.9
Health Care	13.3
Materials & Processing	3.2
Other	0.0
Producer Durables	10.2
Technology	23.6
Utilities	5.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided an RGS classification as of the effective reporting period.

95

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	162,684	300,614
	Walt Disney Co.	657,608	95,110
	Home Depot Inc.	412,898	90,169
	Comcast Corp. Class A	1,685,742	75,808
	Walmart Inc.	519,632	61,753
	McDonald’s Corp.	287,269	56,767
	Costco Wholesale Corp.	173,878	51,106
*	Netflix Inc.	149,440	48,354
	NIKE Inc. Class B	465,745	47,185
	Starbucks Corp.	485,144	42,654
	Lowe’s Cos. Inc.	349,955	41,911
*	Booking Holdings Inc.	15,792	32,432
	Marriott International Inc. Class A	197,280	29,874
	TJX Cos. Inc.	420,379	25,668
	Ross Stores Inc.	220,095	25,623
	Estee Lauder Cos. Inc. Class A	120,437	24,875
*	O’Reilly Automotive Inc.	55,052	24,127
*	AutoZone Inc.	19,719	23,491
*	Charter Communications Inc. Class A	45,011	21,834
*	Tesla Inc.	51,081	21,369
	Target Corp.	164,496	21,090
*	NVR Inc.	4,502	17,145
	Yum! Brands Inc.	157,639	15,879
	eBay Inc.	423,536	15,294
*	CarMax Inc.	170,569	14,954
*	Dollar Tree Inc.	148,191	13,937
	Royal Caribbean Cruises Ltd.	103,267	13,787
	DR Horton Inc.	249,417	13,157
	Dollar General Corp.	81,505	12,713
	General Motors Co.	325,682	11,920
	MGM Resorts International	326,777	10,872
	Expedia Group Inc.	95,915	10,372
	Yum China Holdings Inc.	205,835	9,882
	PulteGroup Inc.	252,478	9,796
	ViacomCBS Inc. Class B	230,563	9,677
*	WABCO Holdings Inc.	70,309	9,527
*	Tempur Sealy International Inc.	108,187	9,419
	Gentex Corp.	321,846	9,327
	Advance Auto Parts Inc.	57,115	9,148
	VF Corp.	88,788	8,849
	Hasbro Inc.	82,555	8,719
	Hilton Worldwide Holdings Inc.	78,060	8,658
	Ford Motor Co.	902,931	8,397
*	Henry Schein Inc.	124,865	8,331
	Darden Restaurants Inc.	75,710	8,253
*	Lululemon Athletica Inc.	35,052	8,120
	Hyatt Hotels Corp. Class A	88,599	7,948
	Lennar Corp. Class A	131,583	7,341
	Interpublic Group of Cos. Inc.	300,084	6,932
	Las Vegas Sands Corp.	99,438	6,865
	BorgWarner Inc.	154,390	6,697
*	Discovery Communications Inc.	218,533	6,663
	PVH Corp.	62,572	6,579
*	Liberty Media Corp-Liberty SiriusXM Class C	132,938	6,400
*	Chipotle Mexican Grill Inc. Class A	7,295	6,107
*	Norwegian Cruise Line Holdings Ltd.	103,724	6,059
*	Live Nation Entertainment Inc.	81,832	5,849
*	Visteon Corp.	65,288	5,653
*	Mohawk Industries Inc.	41,162	5,614
*	Uber Technologies Inc.	183,364	5,453
*	Burlington Stores Inc.	23,758	5,418
	Omnicom Group Inc.	59,417	4,814
*	Liberty Media Corp-Liberty SiriusXM Class A	93,616	4,525
	Sirius XM Holdings Inc.	631,074	4,512
	Toll Brothers Inc.	113,736	4,494
*	Bright Horizons Family Solutions Inc.	29,665	4,458
*	Liberty Broadband Corp.	35,418	4,454

96

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Liberty Media Corp-Liberty Formula One	90,972	4,182
	Kohl’s Corp.	81,914	4,174
	Carnival Corp.	81,336	4,134
*	IAA Inc.	87,027	4,095
*	AutoNation Inc.	81,769	3,976
	Wynn Resorts Ltd.	28,216	3,918
	Brinker International Inc.	92,728	3,895
	Vail Resorts Inc.	15,867	3,805
*	Murphy USA Inc.	29,029	3,396
	Best Buy Co. Inc.	38,451	3,376
	Hanesbrands Inc.	224,904	3,340
	Aptiv plc	34,783	3,303
	Lear Corp.	24,028	3,297
*	Madison Square Garden Co. Class A	10,563	3,108
	Ralph Lauren Corp. Class A	26,366	3,091
	Foot Locker Inc.	70,647	2,755
	John Wiley & Sons Inc. Class A	55,946	2,714
*	LKQ Corp.	74,828	2,671
*	frontdoor Inc.	55,654	2,639
*	Liberty Broadband Corp. Class A	18,984	2,365
*	Ulta Beauty Inc.	9,271	2,347
	Harley-Davidson Inc.	61,365	2,282
	Tractor Supply Co.	23,667	2,211
*	Qurate Retail Group Inc. QVC Group Class A	260,906	2,199
*	Floor & Decor Holdings Inc. Class A	43,059	2,188
*	ServiceMaster Global Holdings Inc.	56,498	2,184
	TripAdvisor Inc.	71,280	2,165
*	Skechers U.S.A. Inc. Class A	50,066	2,162
*	Hilton Grand Vacations Inc.	62,103	2,136
	News Corp. Class A	149,164	2,109
*	Liberty Media Corp-Liberty Formula One Class A	48,061	2,104
*	Discovery Communications Inc. Class A	64,200	2,102
	Polaris Inc.	20,480	2,083
*	Caesars Entertainment Corp.	147,969	2,012
	AMERCO	5,084	1,911
*	Mattel Inc.	127,687	1,730
	Genuine Parts Co.	15,808	1,679
	Kontoor Brands Inc.	38,881	1,633
	KAR Auction Services Inc.	73,720	1,606
	H&R Block Inc.	66,404	1,559
	Gap Inc.	85,330	1,509
*	Under Armour Inc. Class C	77,522	1,487
*	DISH Network Corp. Class A	41,434	1,470
	Nordstrom Inc.	33,885	1,387
	Pool Corp.	6,204	1,318
	Domino’s Pizza Inc.	4,438	1,304
	Macy’s Inc.	75,151	1,278
*	Urban Outfitters Inc.	44,921	1,247
*	Roku Inc.	9,056	1,213
*	Under Armour Inc. Class A	48,367	1,045
	Lennar Corp. Class B	23,267	1,040
	Graham Holdings Co. Class B	1,592	1,017
*	Carvana Co. Class A	10,669	982
*	Spotify Technology SA	6,231	932
	Tapestry Inc.	32,939	888
*	Capri Holdings Ltd.	23,015	878
*	Wayfair Inc.	8,312	751
*	Five Below Inc.	5,820	744
*	Grand Canyon Education Inc.	6,549	627
*	Altice USA Inc. Class A	20,579	563
	Tiffany & Co.	4,100	548
	Fox Corp. Class A	10,081	374
*	Planet Fitness Inc. Class A	2,517	188
*	Ollie’s Bargain Outlet Holdings Inc.	2,421	158
*	Etsy Inc.	3,395	150
	Nexstar Media Group Inc. Class A	1,169	137
	World Wrestling Entertainment Inc. Class A	2,033	132
*	AMC Networks Inc. Class A	3,243	128
	Cable One Inc.	85	127
*	Lyft Inc. Class A	2,663	115
	Sinclair Broadcast Group Inc. Class A	2,925	98
			1,693,253
Consumer Staples (5.6%)
	Procter & Gamble Co.	931,201	116,307
	Coca-Cola Co.	1,244,816	68,901
	PepsiCo Inc.	468,147	63,982
	Philip Morris International Inc.	430,291	36,613
	Mondelez International Inc. Class A	615,978	33,928
	CVS Health Corp.	387,454	28,784
	Colgate-Palmolive Co.	383,803	26,421

97

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Altria Group Inc.	512,514	25,580
*	Monster Beverage Corp.	287,298	18,258
	Constellation Brands Inc. Class A	88,522	16,797
	Walgreens Boots Alliance Inc.	278,675	16,431
	Tyson Foods Inc. Class A	173,743	15,818
	McCormick & Co. Inc.	87,047	14,774
	Kroger Co.	430,206	12,472
	Church & Dwight Co. Inc.	177,031	12,452
	Brown-Forman Corp. Class B	180,634	12,211
	Archer-Daniels-Midland Co.	262,946	12,187
	Hershey Co.	81,773	12,019
	Clorox Co.	75,781	11,635
	Hormel Foods Corp.	224,493	10,127
	Sysco Corp.	116,745	9,986
	Corteva Inc.	327,786	9,689
	Kimberly-Clark Corp.	54,893	7,550
	JM Smucker Co.	59,113	6,155
	General Mills Inc.	110,468	5,917
*	Post Holdings Inc.	49,172	5,365
	Campbell Soup Co.	105,884	5,233
	Ingredion Inc.	56,113	5,216
	Molson Coors Brewing Co. Class B	84,565	4,558
*	US Foods Holding Corp.	100,089	4,193
	Keurig Dr Pepper Inc.	143,954	4,167
	Energizer Holdings Inc.	67,490	3,389
	Kraft Heinz Co.	83,022	2,667
*	TreeHouse Foods Inc.	52,782	2,560
*	Herbalife Nutrition Ltd.	51,515	2,456
	Lamb Weston Holdings Inc.	24,565	2,113
*	Pilgrim’s Pride Corp.	60,612	1,983
	Kellogg Co.	26,928	1,862
*	Edgewell Personal Care Co.	60,063	1,860
	Bunge Ltd.	26,048	1,499
*	Hain Celestial Group Inc.	53,330	1,384
*	Sprouts Farmers Market Inc.	43,756	847
	Spectrum Brands Holdings Inc.	6,286	404
	Seaboard Corp.	83	353
	Conagra Brands Inc.	4,113	141
	Casey’s General Stores Inc.	660	105
*	Beyond Meat Inc.	1,306	99
			657,448
Energy (3.7%)
	Exxon Mobil Corp.	1,686,465	117,682
	Chevron Corp.	764,339	92,110
	ConocoPhillips	472,107	30,701
	Phillips 66	218,493	24,342
	EOG Resources Inc.	230,085	19,272
	Valero Energy Corp.	178,997	16,763
	Marathon Petroleum Corp.	245,919	14,817
	Pioneer Natural Resources Co.	78,485	11,880
	Kinder Morgan Inc.	534,913	11,324
	Occidental Petroleum Corp.	260,639	10,741
	Schlumberger Ltd.	233,905	9,403
	Diamondback Energy Inc	. 89,012	8,266
	Hess Corp.	109,994	7,349
	Williams Cos. Inc.	283,277	6,719
	Concho Resources Inc.	75,821	6,640
*	Cheniere Energy Inc.	102,661	6,270
	ONEOK Inc.	82,387	6,234
*	WPX Energy Inc.	384,186	5,279
	Cabot Oil & Gas Corp.	222,628	3,876
	Marathon Oil Corp.	279,237	3,792
	Continental Resources Inc.	106,919	3,667
	Devon Energy Corp.	139,829	3,631
	National Oilwell Varco Inc.	131,442	3,293
*	First Solar Inc.	49,748	2,784
	Cimarex Energy Co.	48,579	2,550
	HollyFrontier Corp.	41,563	2,108
	Halliburton Co.	62,502	1,529
	Parsley Energy Inc. Class A	65,330	1,235
	Helmerich & Payne Inc.	26,828	1,219
*	Transocean Ltd.	102,950	708
*	Apergy Corp.	15,179	513
	EQT Corp.	18,044	197
	Range Resources Corp.	24,916	121
	Valvoline Inc.	5,146	110
	Kosmos Energy Ltd.	16,488	94
*	Extraction Oil & Gas Inc.	18,115	38
			437,257
Financial Services (20.7%)
*	Berkshire Hathaway Inc. Class B	769,961	174,396
	JPMorgan Chase & Co.	1,207,043	168,262
	Visa Inc. Class A	669,205	125,744
	Bank of America Corp.	3,315,425	116,769
	Mastercard Inc. Class A	356,429	106,426
	Wells Fargo & Co.	1,453,532	78,200
	Citigroup Inc.	926,430	74,012
*	PayPal Holdings Inc.	528,692	57,189

98

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Global Payments Inc.	241,544	44,096
	American Tower Corp.	191,001	43,896
*	Fiserv Inc.	322,884	37,335
	American Express Co.	289,950	36,096
	S&P Global Inc.	129,648	35,400
	Fidelity National Information Services Inc.	243,007	33,800
	Goldman Sachs Group Inc.	143,093	32,901
	Aon plc	131,905	27,474
	Morgan Stanley	530,762	27,133
	Truist Financial Corp.	480,800	27,079
	SBA Communications Corp. Class A	107,159	25,824
	MSCI Inc. Class A	95,195	24,577
	Intercontinental Exchange Inc.	259,482	24,015
	Charles Schwab Corp.	498,616	23,714
	US Bancorp	394,027	23,362
	Crown Castle International Corp.	159,136	22,621
	CME Group Inc.	111,837	22,448
	Chubb Ltd.	141,396	22,010
	Equinix Inc.	35,362	20,641
	Progressive Corp.	276,677	20,029
	Aflac Inc.	366,098	19,367
	Moody’s Corp.	78,635	18,669
	American International Group Inc.	363,610	18,664
	Simon Property Group Inc.	121,107	18,040
*	CBRE Group Inc. Class A	291,081	17,840
	Discover Financial Services	203,501	17,261
	Prologis Inc.	188,813	16,831
	Marsh & McLennan Cos. Inc.	149,429	16,648
	Ameriprise Financial Inc.	92,568	15,420
	Prudential Financial Inc.	159,998	14,998
*	Arch Capital Group Ltd.	348,207	14,935
	E*TRADE Financial Corp.	325,832	14,783
	Travelers Cos. Inc.	106,962	14,648
	AvalonBay Communities Inc.	69,577	14,590
	Equity LifeStyle Properties Inc.	191,794	3,500
	Equity Residential	166,819	13,499
	Public Storage	63,384	13,498
	PNC Financial Services Group Inc.	83,375	13,309
	Brown & Brown Inc.	334,965	13,224
	Allstate Corp.	115,698	13,010
	Capital One Financial Corp.	126,067	12,974
	State Street Corp.	162,620	12,863
	Nasdaq Inc.	119,193	12,766
	First Republic Bank	107,529	12,629
*	Alleghany Corp.	15,731	12,578
	Globe Life Inc.	115,693	12,177
*	Markel Corp.	10,580	12,095
	T. Rowe Price Group Inc.	97,206	11,844
	Boston Properties Inc.	83,611	11,527
	WR Berkley Corp.	164,960	11,399
	Essex Property Trust Inc.	37,831	11,382
	MetLife Inc.	221,633	11,297
	BlackRock Inc.	21,989	11,054
	Fifth Third Bancorp	355,261	10,921
	Reinsurance Group of America Inc. Class A	66,244	10,802
	Zions Bancorp NA	205,361	10,662
	Equifax Inc.	74,207	10,398
	Assurant Inc.	78,899	10,342
	Popular Inc.	173,287	10,181
	Commerce Bancshares Inc.	148,987	10,122
	KeyCorp	480,194	9,719
	Synchrony Financial	266,799	9,607
	Extra Space Storage Inc.	90,064	9,513
	Bank of New York Mellon Corp.	184,838	9,303
	M&T Bank Corp.	53,649	9,107
	Lincoln National Corp.	153,393	9,052
	SEI Investments Co.	137,300	8,990
	Mid-America Apartment Communities Inc.	66,519	8,771
	American Homes 4 Rent Class A	333,815	8,749
	Jones Lang LaSalle Inc.	50,070	8,717
	American Financial Group Inc.	77,627	8,512
	Welltower Inc.	103,325	8,450
	Raymond James Financial Inc.	93,628	8,376
	Digital Realty Trust Inc.	69,624	8,337
*	Howard Hughes Corp.	64,634	8,196
*	FleetCor Technologies Inc.	28,478	8,194
	TD Ameritrade Holding Corp.	164,619	8,182
	Douglas Emmett Inc.	186,261	8,177
	Lamar Advertising Co. Class A	90,728	8,098
	Apartment Investment & Management Co.	156,377	8,077
	Loews Corp.	152,182	7,988
	White Mountains Insurance Group Ltd.	6,827	7,616
	Hanover Insurance Group Inc.	55,215	7,546
	Alexandria Real Estate Equities Inc.	46,528	7,518

99

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Jack Henry & Associates Inc.	49,725	7,243
	Broadridge Financial Solutions Inc.	58,022	7,168
	East West Bancorp Inc.	139,722	6,804
	Principal Financial Group Inc.	123,694	6,803
	Federal Realty Investment Trust	51,545	6,635
	SLM Corp.	689,030	6,139
*	CoreLogic Inc.	140,365	6,135
	Host Hotels & Resorts Inc.	330,078	6,123
	Signature Bank	44,094	6,024
	First Horizon National Corp.	351,308	5,818
	TFS Financial Corp.	295,507	5,816
	Equity Commonwealth	174,940	5,743
	Camden Property Trust	51,152	5,427
*	Euronet Worldwide Inc.	34,336	5,410
	Hartford Financial Services Group Inc.	86,154	5,236
	Ventas Inc.	90,000	5,197
	Eaton Vance Corp.	105,704	4,935
	Invitation Homes Inc.	164,474	4,929
	Unum Group	168,928	4,926
	Cullen/Frost Bankers Inc.	49,789	4,868
	Willis Towers Watson plc	22,313	4,506
	Voya Financial Inc.	68,798	4,195
	Associated Banc-Corp	186,558	4,112
	Weyerhaeuser Co.	133,802	4,041
	BOK Financial Corp.	44,476	3,887
	CNA Financial Corp.	82,371	3,691
	Jefferies Financial Group Inc.	169,664	3,626
*	Square Inc.	54,126	3,386
	Retail Properties of America Inc.	247,499	3,316
	Realty Income Corp.	44,771	3,296
	Omega Healthcare Investors Inc.	76,000	3,219
	Northern Trust Corp.	30,049	3,192
	Interactive Brokers Group Inc.	65,182	3,039
	Service Properties Trust	118,958	2,894
	Santander Consumer USA Holdings Inc.	121,841	2,847
	Bank of Hawaii Corp.	28,685	2,730
	OneMain Holdings Inc.	64,532	2,720
*	WEX Inc.	12,643	2,648
	People’s United Financial Inc.	148,470	2,509
*	Credit Acceptance Corp.	5,424	2,399
*	Zillow Group Inc.	52,132	2,395
	Fidelity National Financial Inc.	51,473	2,334
*	Athene Holding Ltd. Class A	47,752	2,246
	Affiliated Managers Group Inc.	25,398	2,152
	Navient Corp.	157,084	2,149
	Ally Financial Inc.	69,031	2,110
*	Brighthouse Financial Inc.	51,878	2,035
	Paramount Group Inc.	145,970	2,032
	SL Green Realty Corp.	21,486	1,974
	JBG SMITH Properties	47,389	1,890
*	SVB Financial Group	6,580	1,652
*	Zillow Group Inc. Class A	35,217	1,611
	Duke Realty Corp.	44,127	1,530
	VICI Properties Inc.	59,698	1,525
	Western Alliance Bancorp	26,433	1,507
	TransUnion	17,546	1,502
*	Texas Capital Bancshares Inc.	23,413	1,329
	Alliance Data Systems Corp.	11,568	1,298
	Vornado Realty Trust	18,584	1,236
	Lazard Ltd. Class A	26,995	1,079
	Arthur J Gallagher & Co.	11,257	1,072
	MGIC Investment Corp.	68,652	973
	Iron Mountain Inc.	26,870	856
*	Fair Isaac Corp.	2,023	758
	Annaly Capital Management Inc.	64,371	606
	Franklin Resources Inc.	7,754	201
	First Citizens BancShares Inc. Class A	325	173
	AXA Equitable Holdings Inc.	5,156	128
	MarketAxess Holdings Inc.	330	125
	TCF Financial Corp.	2,647	124
	Synovus Financial Corp.	3,125	123
	LPL Financial Holdings Inc.	1,310	121
	Everest Re Group Ltd.	436	121
	RenaissanceRe Holdings Ltd.	615	121
	FactSet Research Systems Inc.	444	119
	Kemper Corp.	1,529	118
	BankUnited Inc.	3,203	117
	Cousins Properties Inc.	2,840	117
	Assured Guaranty Ltd.	2,371	116
	Axis Capital Holdings Ltd.	1,934	115
	Primerica Inc.	877	115
	Kilroy Realty Corp.	1,359	114
	Prosperity Bancshares Inc.	1,579	114
	American National Insurance Co.	953	112
	Old Republic International Corp.	5,010	112
	Sun Communities Inc.	727	109

100

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Evercore Inc. Class A	1,454	109
	Cincinnati Financial Corp.	1,028	108
	Empire State Realty Trust Inc.	7,687	107
	CyrusOne Inc.	1,635	107
	Morningstar Inc.	701	106
	Americold Realty Trust	2,998	105
*	LendingTree Inc.	311	94
			2,449,825
Health Care (13.2%)
	Johnson & Johnson	1,008,301	147,081
	UnitedHealth Group Inc.	351,874	103,444
	Merck & Co. Inc.	894,328	81,339
	Pfizer Inc.	1,984,454	77,751
	Amgen Inc.	247,879	59,756
	Bristol-Myers Squibb Co.	921,157	59,129
	Medtronic plc	482,492	54,739
	Abbott Laboratories	629,221	54,654
	Thermo Fisher Scientific Inc.	157,597	51,198
	AbbVie Inc.	532,076	47,110
	Eli Lilly & Co.	308,452	40,540
	Cigna Corp.	178,369	36,475
*	Boston Scientific Corp.	792,501	35,837
	Danaher Corp.	230,391	35,360
	Becton Dickinson and Co.	127,458	34,665
	Zoetis Inc.	252,858	33,466
	Anthem Inc.	107,842	32,571
	Gilead Sciences Inc.	489,864	31,831
*	Vertex Pharmaceuticals Inc.	113,939	24,947
	Humana Inc.	66,063	24,213
	Stryker Corp.	114,829	24,107
*	Biogen Inc.	77,613	23,030
*	Intuitive Surgical Inc.	35,745	21,131
	Allergan plc	99,821	19,083
	Agilent Technologies Inc.	205,348	17,518
*	Illumina Inc.	48,292	16,020
	Teleflex Inc.	42,526	16,008
	Zimmer Biomet Holdings Inc.	100,650	15,065
	Baxter International Inc.	172,219	14,401
	Cooper Cos. Inc.	44,717	14,367
*	Edwards Lifesciences Corp.	59,924	13,980
*	Laboratory Corp. of America Holdings	75,986	12,855
*	DexCom Inc.	52,005	11,376
*	Charles River Laboratories International Inc.	72,271	11,040
	PerkinElmer Inc.	107,266	10,415
	Universal Health Services Inc. Class B	72,089	10,342
	McKesson Corp.	74,449	10,298
*	Centene Corp.	159,239	10,011
	HCA Healthcare Inc.	66,645	9,851
*	IQVIA Holdings Inc.	62,940	9,725
	Bio-Techne Corp.	42,649	9,362
	AmerisourceBergen Corp. Class A	108,828	9,253
	Quest Diagnostics Inc.	81,296	8,682
	Bruker Corp.	165,302	8,425
*	Incyte Corp.	93,378	8,154
	Cerner Corp.	107,105	7,860
	Cardinal Health Inc.	149,543	7,564
*	QIAGEN NV	220,998	7,470
*	Seattle Genetics Inc.	62,099	7,095
*	Regeneron Pharmaceuticals Inc.	18,762	7,045
	Dentsply Sirona Inc.	116,754	6,607
*	Varian Medical Systems Inc.	45,230	6,423
*	WellCare Health Plans Inc.	18,547	6,124
*	Veeva Systems Inc. Class A	43,045	6,055
*	Exelixis Inc.	340,993	6,008
*	Ionis Pharmaceuticals Inc.	95,586	5,774
*	Alnylam Pharmaceuticals Inc.	48,448	5,580
*	IDEXX Laboratories Inc.	19,745	5,156
*	Hologic Inc.	93,717	4,893
*	Bio-Rad Laboratories Inc. Class A	11,991	4,437
	STERIS plc	23,039	3,512
*	Alexion Pharmaceuticals Inc.	28,689	3,103
*	BioMarin Pharmaceutical Inc.	36,046	3,048
*	Premier Inc. Class A	80,199	3,038
*	Catalent Inc.	52,604	2,962
	ResMed Inc.	18,987	2,942
*	Neurocrine Biosciences Inc.	26,196	2,816
*	Align Technology Inc.	9,879	2,757
*	DaVita Inc.	31,684	2,377
*	Elanco Animal Health Inc.	77,515	2,283
*	Jazz Pharmaceuticals plc	14,497	2,164
*	Exact Sciences Corp.	22,681	2,098
*	Insulet Corp.	10,856	1,859
*	Envista Holdings Corp.	58,389	1,731
*	Molina Healthcare Inc.	12,614	1,712
	Hill-Rom Holdings Inc.	14,895	1,691
	West Pharmaceutical Services Inc.	11,079	1,665
*	Penumbra Inc.	9,688	1,591

101

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Varex Imaging Corp.	52,023	1,551
*	Integra LifeSciences Holdings Corp.	24,435	1,424
*	Brookdale Senior Living Inc.	185,880	1,351
*	Acadia Healthcare Co. Inc.	40,029	1,330
*	Masimo Corp.	7,510	1,187
*	Moderna Inc.	60,476	1,183
*	MEDNAX Inc.	39,370	1,094
*	Horizon Therapeutics plc	29,497	1,068
*	PRA Health Sciences Inc.	9,339	1,038
*	United Therapeutics Corp.	9,981	879
*	Sage Therapeutics Inc.	9,761	705
*	Alkermes plc	24,047	491
*	ABIOMED Inc.	1,539	263
	Cantel Medical Corp.	3,447	244
*	Agios Pharmaceuticals Inc.	5,000	239
*	Nektar Therapeutics Class A	9,862	213
*	Change Healthcare Inc.	9,092	149
*	Avantor Inc.	7,665	139
*	ICU Medical Inc.	700	131
*	Sarepta Therapeutics Inc.	940	121
	Chemed Corp.	276	121
	Encompass Health Corp.	1,644	114
*	Bluebird Bio Inc.	1,100	96
			1,553,176
Materials & Processing (3.2%)
	Linde plc	184,588	39,299
	Sherwin-Williams Co.	43,498	25,383
	Ecolab Inc.	125,415	24,204
	DuPont de Nemours Inc.	307,130	19,718
	Dow Inc.	314,018	17,186
	Air Products & Chemicals Inc.	62,536	14,695
	FMC Corp.	143,517	14,326
	Ball Corp.	220,454	14,257
	Martin Marietta Materials Inc.	49,589	13,867
	Newmont Goldcorp Corp.	314,192	13,652
	Celanese Corp. Class A	110,321	13,583
	Vulcan Materials Co.	92,665	13,343
	LyondellBasell Industries NV Class A	131,236	12,399
	Lennox International Inc.	46,508	11,346
*	Crown Holdings Inc.	141,158	10,240
	Fastenal Co.	264,288	9,765
	Armstrong World Industries Inc.	92,828	8,723
	Southern Copper Corp.	186,743	7,933
	Owens Corning	107,734	7,016
	Albemarle Corp.	95,102	6,946
	Ingersoll-Rand plc	51,877	6,895
	PPG Industries Inc.	49,530	6,612
	Scotts Miracle-Gro Co.	58,646	6,227
	Reliance Steel & Aluminum Co.	50,788	6,082
	Freeport-McMoRan Inc.	450,989	5,917
	Sealed Air Corp.	131,394	5,233
	Valmont Industries Inc.	30,964	4,638
	Nucor Corp.	80,394	4,525
	WR Grace & Co.	60,648	4,236
	Westlake Chemical Corp.	58,398	4,097
	Packaging Corp. of America	28,454	3,186
	CF Industries Holdings Inc.	65,232	3,114
	Eagle Materials Inc.	31,299	2,838
*	Axalta Coating Systems Ltd.	77,047	2,342
	International Paper Co.	49,617	2,285
	Mosaic Co.	92,171	1,995
*	Livent Corp.	227,662	1,946
*	Element Solutions Inc.	158,204	1,848
	Eastman Chemical Co.	22,263	1,764
	Hexcel Corp.	18,291	1,341
*	Berry Global Group Inc.	19,443	923
	Royal Gold Inc.	6,912	845
*	Alcoa Corp.	33,190	714
*	AdvanSix Inc.	12,732	254
	Domtar Corp.	3,305	126
	AptarGroup Inc.	1,052	122
	Graphic Packaging Holding Co.	7,150	119
	RPM International Inc.	1,537	118
	Silgan Holdings Inc.	3,766	117
	NewMarket Corp.	234	114
	Ashland Global Holdings Inc.	1,448	111
	United States Steel Corp.	8,727	100
			378,665
Other (0.0%)
*,§	American International Group Inc. Warrants Exp. 01/19/2021	6,859	—

Producer Durables (10.2%)
	Boeing Co.	215,415	70,174
	Union Pacific Corp.	278,871	50,417
	Accenture plc Class A	225,325	47,447
	United Technologies Corp.	314,383	47,082
	Honeywell International Inc.	252,812	44,748
	General Electric Co.	2,911,755	32,495
*	Copart Inc.	316,653	28,796
	Lockheed Martin Corp.	70,008	27,260
	3M Co.	150,744	26,594
	CSX Corp.	357,850	25,894
	Illinois Tool Works Inc.	140,698	25,274

102

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Northrop Grumman Corp.	73,450	25,265
	Norfolk Southern Corp.	126,078	24,476
	TransDigm Group Inc.	42,645	23,881
	Caterpillar Inc.	153,773	22,709
	Automatic Data Processing Inc.	129,154	22,021
	Verisk Analytics Inc. Class A	139,675	20,859
*	Mettler-Toledo International Inc.	25,908	20,552
	General Dynamics Corp.	116,508	20,546
	Cintas Corp.	75,609	20,345
	Roper Technologies Inc.	54,880	19,440
	Delta Air Lines Inc.	324,584	18,982
	Raytheon Co.	82,709	18,174
	United Parcel Service Inc. Class B	149,080	17,451
	Southwest Airlines Co.	321,944	17,379
*	United Airlines Holdings Inc.	194,265	17,113
	Waste Management Inc.	149,550	17,043
*	Waters Corp.	71,763	16,767
	FedEx Corp.	110,809	16,755
	Old Dominion Freight Line Inc.	83,077	15,766
	Deere & Co.	88,252	15,291
	AMETEK Inc.	153,098	15,270
	Parker-Hannifin Corp.	70,977	14,608
*	Keysight Technologies Inc.	135,638	13,921
	IDEX Corp.	78,733	13,542
	Jacobs Engineering Group Inc.	141,129	12,678
	Eaton Corp. plc	132,269	12,529
	Emerson Electric Co.	163,699	12,484
	Huntington Ingalls Industries Inc.	48,395	12,141
	PACCAR Inc.	147,855	11,695
	Toro Co.	139,713	11,131
	Expeditors International of Washington Inc.	142,407	11,111
*	CoStar Group Inc.	18,223	10,903
	Carlisle Cos. Inc.	61,798	10,001
*	Zebra Technologies Corp.	38,966	9,953
	Fortive Corp.	126,325	9,650
	Cummins Inc.	52,527	9,400
	JB Hunt Transport Services Inc.	78,704	9,191
	FLIR Systems Inc.	176,064	9,168
	BWX Technologies Inc.	146,472	9,093
	Landstar System Inc.	78,365	8,923
*	HD Supply Holdings Inc.	209,538	8,428
	WW Grainger Inc.	24,754	8,380
	Genpact Ltd.	193,618	8,165
	AGCO Corp.	105,204	8,127
	Oshkosh Corp.	83,375	7,891
	Textron Inc.	170,296	7,595
	Xylem Inc.	94,346	7,434
	Wabtec Corp.	88,421	6,879
	Donaldson Co. Inc.	115,583	6,660
	Robert Half International Inc.	96,224	6,077
	ManpowerGroup Inc.	60,005	5,826
	Xerox Holdings Corp.	151,726	5,594
	Graco Inc.	98,621	5,128
	ITT Inc.	68,646	5,074
	Stanley Black & Decker Inc.	29,193	4,838
	Flowserve Corp.	90,121	4,485
	CH Robinson Worldwide Inc.	48,555	3,797
	Allison Transmission Holdings Inc.	76,765	3,709
*	Teledyne Technologies Inc.	10,446	3,620
	Rockwell Automation Inc.	17,102	3,466
*	Kirby Corp.	37,893	3,393
	HEICO Corp.	28,866	3,295
	MSC Industrial Direct Co. Inc. Class A	41,610	3,265
*	Clean Harbors Inc.	36,566	3,136
*	Trimble Inc.	69,227	2,886
	Republic Services Inc. Class A	31,721	2,843
*	Stericycle Inc.	40,057	2,556
	Quanta Services Inc.	62,470	2,543
*	Middleby Corp.	22,347	2,447
*	Sensata Technologies Holding plc	41,883	2,256
	Johnson Controls International plc	46,195	1,881
*	AECOM	42,191	1,820
	Allegion plc	13,639	1,699
	Spirit AeroSystems Holdings Inc. Class A	11,284	822
	Dover Corp.	6,200	715
*	Resideo Technologies Inc.	23,402	279
*	Gates Industrial Corp. plc	9,835	135
	Avery Dennison Corp.	858	112
			1,201,644
Technology (23.4%)
	Apple Inc.	1,747,810	513,244
	Microsoft Corp.	2,975,135	469,179
*	Facebook Inc. Class A	940,605	193,059
*	Alphabet Inc. Class A	117,540	157,432
*	Alphabet Inc. Class C	117,599	157,232
	Intel Corp.	1,695,880	101,498

103

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Cisco Systems Inc.	1,532,818	73,514
*	Adobe Inc.	214,244	70,660
*	salesforce.com Inc.	354,015	57,577
	NVIDIA Corp.	239,798	56,424
	Texas Instruments Inc.	383,402	49,187
	Broadcom Inc.	138,444	43,751
	Oracle Corp.	812,894	43,067
	QUALCOMM Inc.	480,913	42,431
	International Business Machines Corp.	291,673	39,096
	Intuit Inc.	132,640	34,742
	Applied Materials Inc.	533,823	32,585
	Lam Research Corp.	99,838	29,193
*	Autodesk Inc.	137,631	25,250
*	Micron Technology Inc.	425,885	22,904
*	Cadence Design Systems Inc.	319,022	22,127
*	Synopsys Inc.	152,426	21,218
	Amphenol Corp. Class A	175,784	19,025
	Activision Blizzard Inc.	304,233	18,078
	Teradyne Inc.	262,921	17,929
	L3Harris Technologies Inc.	87,964	17,405
	KLA Corp.	97,261	17,329
	Analog Devices Inc.	135,294	16,078
	Cognizant Technology Solutions Corp. Class A	253,168	15,702
*	ServiceNow Inc.	54,181	15,296
*	Advanced Micro Devices Inc.	319,634	14,658
	Hewlett Packard Enterprise Co.	874,455	13,869
	Corning Inc.	471,175	13,716
*	Arrow Electronics Inc.	133,283	11,294
	Citrix Systems Inc.	101,633	11,271
*	IAC/InterActiveCorp	44,069	10,978
	NortonLifeLock Inc.	379,492	9,685
	Dolby Laboratories Inc. Class A	133,954	9,216
	HP Inc.	445,413	9,153
*	Workday Inc. Class A	55,503	9,127
*	Fortinet Inc.	84,331	9,003
	Xilinx Inc.	89,071	8,708
	NetApp Inc.	137,603	8,566
*	VeriSign Inc.	43,434	8,369
*	Palo Alto Networks Inc.	34,637	8,010
*	ANSYS Inc.	29,959	7,712
*	Gartner Inc.	49,072	7,562
*	Twitter Inc.	229,927	7,369
*	Electronic Arts Inc.	66,826	7,184
	Juniper Networks Inc.	289,182	7,123
	Motorola Solutions Inc.	43,807	7,059
	Western Digital Corp.	110,879	7,038
	CDK Global Inc.	128,095	7,004
*	Black Knight Inc.	105,414	6,797
*	Atlassian Corp. plc Class A	53,785	6,473
	SS&C Technologies Holdings Inc.	98,520	6,049
*	IHS Markit Ltd.	78,731	5,932
	Microchip Technology Inc.	54,585	5,716
*	Teradata Corp.	207,261	5,548
*	Zynga Inc. Class A	891,963	5,459
	DXC Technology Co.	142,260	5,348
*	Guidewire Software Inc.	46,077	5,058
	Avnet Inc.	118,483	5,028
*	VMware Inc. Class A	31,779	4,824
*	NCR Corp.	134,225	4,719
*	Match Group Inc.	56,332	4,625
*	GoDaddy Inc. Class A	64,950	4,411
*	Qorvo Inc.	37,483	4,357
*	Splunk Inc.	28,929	4,333
	Skyworks Solutions Inc.	32,649	3,947
*	Dell Technologies Inc.	73,325	3,768
*	ON Semiconductor Corp.	145,772	3,554
	Universal Display Corp.	16,029	3,303
*	Manhattan Associates Inc.	39,083	3,117
*	Okta Inc.	25,293	2,918
	Leidos Holdings Inc.	27,380	2,680
*	F5 Networks Inc.	18,986	2,651
*	Tyler Technologies Inc.	8,729	2,619
*	Akamai Technologies Inc.	25,701	2,220
	CDW Corp.	15,100	2,157
*	PTC Inc.	28,583	2,141
*	IPG Photonics Corp.	14,430	2,091
*	Nuance Communications Inc.	116,275	2,073
*	FireEye Inc.	115,321	1,906
	Perspecta Inc.	71,796	1,898
*	Zendesk Inc.	21,990	1,685
*	Arista Networks Inc.	7,522	1,530
*	Coherent Inc.	9,143	1,521
*	Twilio Inc. Class A	14,822	1,457
*	Take-Two Interactive Software Inc.	11,635	1,425
*	DocuSign Inc. Class A	19,047	1,412
*	EchoStar Corp. Class A	32,502	1,408
	Cognex Corp.	22,455	1,258
*	RingCentral Inc. Class A	7,454	1,257
*	Nutanix Inc.	36,620	1,145
*	Ceridian HCM Holding Inc.	15,975	1,084
*	SolarWinds Corp.	55,747	1,034
*	Aspen Technology Inc.	8,143	985
	Marvell Technology Group Ltd.	35,601	946
*	Paycom Software Inc.	3,512	930
*	Proofpoint Inc.	7,935	911
	Amdocs Ltd.	11,987	865

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Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	CACI International Inc. Class A	3,429	857
*	EPAM Systems Inc.	4,020	853
*	Ciena Corp.	19,765	844
*	Pure Storage Inc. Class A	45,526	779
*	RealPage Inc.	14,075	757
*	Covetrus Inc.	47,007	621
*	Cree Inc.	13,343	616
*	Avalara Inc.	7,004	513
*	HubSpot Inc.	2,804	444
*	Cerence Inc.	14,534	329
*	ViaSat Inc.	2,777	203
*	MongoDB Inc.	1,467	193
*	Elastic NV	2,440	157
			2,761,625
Utilities (5.1%)
	AT&T Inc.	2,659,857	103,947
	Verizon Communications Inc.	1,477,984	90,748
	NextEra Energy Inc.	187,696	45,452
	Duke Energy Corp.	314,968	28,728
	Dominion Energy Inc.	326,929	27,076
	Southern Co.	334,385	21,300
	Sempra Energy	127,537	19,319
	WEC Energy Group Inc.	202,181	18,647
	Exelon Corp.	407,288	18,568
*	T- Mobile US Inc.	223,379	17,517
	Eversource Energy	183,279	15,591
	American Water Works Co. Inc.	122,204	15,013
	Consolidated Edison Inc.	161,276	14,591
	CMS Energy Corp.	213,518	13,417
	Edison International	169,439	12,777
	FirstEnergy Corp.	234,138	11,379
	Atmos Energy Corp.	90,400	10,112
	Aqua America Inc.	196,309	9,215
	DTE Energy Co.	70,376	9,140
	Public Service Enterprise Group Inc.	153,187	9,046
	NiSource Inc.	305,204	8,497
	American Electric Power Co. Inc.	89,363	8,446
	AES Corp.	421,190	8,382
	CenterPoint Energy Inc.	269,994	7,363
	UGI Corp.	162,306	7,330
*	Sprint Corp.	1,070,365	5,577
	Entergy Corp.	43,998	5,271
	Alliant Energy Corp.	91,615	5,013
	Telephone & Data Systems Inc.	182,429	4,639
	PPL Corp.	122,981	4,413
	Evergy Inc.	63,513	4,134
	NRG Energy Inc.	101,599	4,039
*	GCI Liberty Inc. Class A	55,413	3,926
*	Zayo Group Holdings Inc.	93,473	3,239
	Vistra Energy Corp.	120,714	2,775
*	United States Cellular Corp.	70,607	2,558
*	PG&E Corp.	20,693	225
	Xcel Energy Inc.	1,870	119
	Ameren Corp.	1,506	116
	IDACORP Inc.	1,074	115
			597,760
Total Common Stocks (Cost $4,558,687)			11,730,653
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity Fund, 1.816%	628,747	62,881

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Treasury Bill, 1.537%, 2/13/20	350	349
[3]	United States Treasury Bill, 1.541%, 4/30/20	750	746
			1,095
Total Temporary Cash Investments (Cost $63,977)			63,976
Total Investments (99.9%) (Cost $4,622,664)			11,794,629

105

Tax-Managed Capital Appreciation Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	517
Receivables for Accrued Income	10,524
Receivables for Capital Shares Issued	5,161
Variation Margin Receivable—Futures Contracts	168
Other Assets[3]	1,627
Total Other Assets	17,997
Liabilities
Payables for Investment Securities Purchased	(64)
Payables for Capital Shares Redeemed	(7,179)
Payables to Vanguard	(2,697)
Other Liabilities	(19)
Total Liabilities	(9,959)
Net Assets (100%)	11,802,667

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,757,617
Total Distributable Earnings (Loss)	7,045,050
Net Assets	11,802,667

Admiral Shares—Net Assets
Applicable to 63,755,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,579,257
Net Asset Value Per Share—Admiral Shares	$165.93

Amount
($000)
Institutional Shares—Net Assets
Applicable to 14,837,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,223,410
Net Asset Value Per Share—Institutional Shares	$82.46

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and (0.1%), respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Securities with a value of $1,095,000 and cash of $1,627,000 have been segregated as initial margin for open futures contracts.

106

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	469	75,769	56

See accompanying Notes, which are an integral part of the Financial Statements.

107

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	188,801
Interest[1]	278
Total Income	189,079
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,567
Management and Administrative—Admiral Shares	6,546
Management and Administrative—Institutional Shares	469
Marketing and Distribution—Admiral Shares	356
Marketing and Distribution—Institutional Shares	19
Custodian Fees	102
Auditing Fees	33
Shareholders’ Reports—Admiral Shares	56
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	9,153
Net Investment Income	179,926
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	92,050
Futures Contracts	3,046
Realized Net Gain (Loss)	95,096
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,539,434
Futures Contracts	56
Change in Unrealized Appreciation (Depreciation)	2,539,490
Net Increase (Decrease) in Net Assets Resulting from Operations	2,814,512

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $249,000, ($2,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $134,152,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	179,926	161,437
Realized Net Gain (Loss)	95,096	96,029
Change in Unrealized Appreciation (Depreciation)	2,539,490	(718,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,814,512	(461,433)
Distributions
Net Investment Income
Admiral Shares	(158,601)	(141,731)
Institutional Shares	(19,010)	(17,650)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(177,611)	(159,381)
Capital Share Transactions
Admiral Shares	269,997	362,698
Institutional Shares	(7,534)	11,875
Net Increase (Decrease) from Capital Share Transactions	262,463	374,573
Total Increase (Decrease)	2,899,364	(246,241)
Net Assets
Beginning of Period	8,903,303	9,149,544
End of Period	11,802,667	8,903,303

See accompanying Notes, which are an integral part of the Financial Statements.

109

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$128.29	$137.30	$114.08	$103.75	$103.82
Investment Operations
Net Investment Income	2.557[1]	2.385[1]	2.166[1]	2.004	1.764
Net Realized and Unrealized Gain (Loss) on Investments	37.603	(9.045)	23.211	10.332	(.082)
Total from Investment Operations	40.160	(6.660)	25.377	12.336	1.682
Distributions
Dividends from Net Investment Income	(2.520)	(2.350)	(2.157)	(2.006)	(1.752)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.520)	(2.350)	(2.157)	(2.006)	(1.752)
Net Asset Value, End of Period	$165.93	$128.29	$137.30	$114.08	$103.75

Total Return[2]	31.46%	-4.97%	22.40%	12.01%	1.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,579	$7,951	$8,143	$6,793	$5,982
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.69%	1.73%	1.89%	1.69%
Portfolio Turnover Rate[3]	5%	6%	7%	8%	10%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

110

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$63.75	$68.23	$56.69	$51.55	$51.59
Investment Operations
Net Investment Income	1.292[1]	1.207[1]	1.099[1]	1.011	.897
Net Realized and Unrealized Gain (Loss) on Investments	18.693	(4.499)	11.531	5.141	(.046)
Total from Investment Operations	19.985	(3.292)	12.630	6.152	.851
Distributions
Dividends from Net Investment Income	(1.275)	(1.188)	(1.090)	(1.012)	(.891)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.275)	(1.188)	(1.090)	(1.012)	(.891)
Net Asset Value, End of Period	$82.46	$63.75	$68.23	$56.69	$51.55

Total Return	31.51%	-4.95%	22.43%	12.06%	1.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,223	$952	$1,006	$613	$564
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.72%	1.76%	1.92%	1.73%
Portfolio Turnover Rate[2]	5%	6%	7%	8%	10%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

111

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

112

Tax-Managed Capital Appreciation Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $517,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

113

Tax-Managed Capital Appreciation Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,730,653	—	—
Temporary Cash Investments	62,881	1,095	—
Futures Contracts—Assets[1]	168	—	—
Total	11,793,702	1,095	—

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	134,152
Total Distributable Earnings (Loss)	(134,152)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,487
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(128,236)
Net Unrealized Gains (Losses)	7,171,965

114

Tax-Managed Capital Appreciation Fund

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,622,664
Gross Unrealized Appreciation	7,189,229
Gross Unrealized Depreciation	(17,264)
Net Unrealized Appreciation (Depreciation)	7,171,965

E.  During the year ended December 31, 2019, the fund purchased $872,804,000 of investment securities and sold $673,588,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $180,552,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	842,966	5,578	940,792	6,818
Issued in Lieu of Cash Distributions	111,351	721	101,524	729
Redeemed	(684,320)	(4,522)	(679,618)	(4,878)
Net Increase (Decrease)—Admiral Shares	269,997	1,777	362,698	2,669
Institutional Shares
Issued	37,251	494	38,283	549
Issued in Lieu of Cash Distributions	9,015	118	9,957	143
Redeemed	(53,800)	(705)	(36,365)	(509)
Net Increase (Decrease)—Institutional Shares	(7,534)	(93)	11,875	183

G.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

115

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Admiral Shares	23.28%	9.46%	13.29%	$34,831
S&P SmallCap 600 Index	22.78	9.56	13.35	35,013
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional Shares	23.30%	9.50%	13.33%	$17,482,122
S&P SmallCap 600 Index	22.78	9.56	13.35	17,506,466
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

See Financial Highlights for dividend and capital gains information.

116

Tax-Managed Small-Cap Fund

Sector Diversification

As of December 31, 2019

Communication Services	2.1%
Consumer Discretionary	13.8
Consumer Staples	4.3
Energy	4.3
Financials	16.6
Health Care	12.2
Industrials	17.5
Information Technology	13.6
Materials	5.1
Other	0.0
Real Estate	8.3
Utilities	2.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

117

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (2.1%)
	Cogent Communications Holdings Inc.	385,558	25,374
*	Iridium Communications Inc.	895,177	22,057
*	Vonage Holdings Corp.	2,034,718	15,077
	Shenandoah Telecommunications Co.	321,841	13,392
	Scholastic Corp.	270,306	10,393
	EW Scripps Co. Class A	531,580	8,351
	Gannett Co. Inc.	1,297,134	8,276
	Marcus Corp.	210,905	6,700
*	QuinStreet Inc.	410,879	6,291
	ATN International Inc.	108,381	6,003
*	TechTarget Inc.	224,981	5,872
*	Glu Mobile Inc.	938,400	5,677
	Consolidated Communications Holdings Inc.	1,223,948	4,749
	Spok Holdings Inc.	320,163	3,916
*	Care.com Inc.	249,189	3,745
*	Cincinnati Bell Inc.	352,792	3,694
			149,567
Consumer Discretionary (13.8%)
*	TopBuild Corp.	306,540	31,598
	Strategic Education Inc.	190,565	30,281
	Steven Madden Ltd.	681,751	29,322
	Lithia Motors Inc.Class A	195,803	28,783
	Wolverine World Wide Inc.	800,573	27,011
*	Crocs Inc.	594,005	24,883
	LCI Industries	231,355	24,785
*	Fox Factory Holding Corp.	345,952	24,068
	Monro Inc.	288,696	22,576
	Wingstop Inc.	259,357	22,364
*	Meritage Homes Corp.	352,118	21,518
*	Dorman Products Inc.	258,585	19,580
*	Asbury Automotive Group Inc.	166,953	18,664
	MDC Holdings Inc.	480,732	18,345
	Callaway Golf Co.	864,274	18,323
	Bloomin’ Brands Inc.	814,446	17,975
*	Sleep Number Corp.	350,382	17,253
	Kontoor Brands Inc.	392,911	16,498
	Group 1 Automotive Inc.	164,542	16,454
	Winnebago Industries Inc.	292,122	15,477
*	Shake Shack Inc.Class A	257,843	15,360
*	Cavco Industries Inc.	71,424	13,955
*	Gentherm Inc.	313,638	13,922
	Rent-A-Center Inc.	481,103	13,875
	Signet Jewelers Ltd.	628,300	13,659
	Dave & Buster’s Entertainment Inc.	335,489	13,477
	La-Z-Boy Inc.	427,059	13,444
*	M/I Homes Inc.	336,134	13,227
	Dine Brands Global Inc.	155,358	12,975
*	Stamps.com Inc.	155,296	12,970
	Cooper Tire & Rubber Co.	447,686	12,871
*	Installed Building Products Inc.	182,995	12,603
*	LGI Homes Inc.	177,830	12,564
	Oxford Industries Inc.	155,244	11,708
	Office Depot Inc.	4,230,462	11,591
*	iRobot Corp.	226,575	11,471
*	Boot Barn Holdings Inc.	256,914	11,440
*	Career Education Corp.	609,547	11,210
	Guess? Inc.	489,933	10,965
	Core-Mark Holding Co.Inc.	399,972	10,875
	Abercrombie & Fitch Co.	626,710	10,836
	Standard Motor Products Inc.	190,129	10,119

118

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	American Axle &Manufacturing Holdings Inc.	866,098	9,319
	GameStop Corp. Class A	1,460,777	8,881
	Big Lots Inc.	304,100	8,734
*	Cooper-Standard Holdings Inc.	247,007	8,191
	Children’s Place Inc.	124,068	7,757
*	G-III Apparel Group Ltd.	230,888	7,735
*	Universal Electronics Inc.	147,946	7,732
*	Genesco Inc.	160,784	7,705
*	Shutterstock Inc.	178,473	7,653
	PetMed Express Inc.	313,048	7,363
	Sonic Automotive Inc. Class A	236,560	7,333
*	Zumiez Inc.	211,817	7,316
*	Michaels Cos. Inc.	805,652	6,518
	Caleres Inc.	272,474	6,471
*	Century Communities Inc.	228,054	6,237
*	Express Inc.	1,258,625	6,129
*	William Lyon Homes Class A	302,603	6,046
*	Regis Corp.	327,534	5,853
	Sturm Ruger & Co. Inc.	123,838	5,824
	Ruth’s Hospitality Group Inc.	255,439	5,560
*	Monarch Casino & Resort Inc.	112,203	5,447
	Buckle Inc.	198,774	5,375
*	Vista Outdoor Inc.	717,491	5,367
*	Motorcar Parts of America Inc.	233,306	5,140
	BJ’s Restaurants Inc.	134,391	5,101
*	Red Robin Gourmet Burgers Inc.	151,515	5,003
*	Hibbett Sports Inc.	177,963	4,990
	Tupperware Brands Corp.	566,699	4,862
	Cato Corp. Class A	263,319	4,582
	Movado Group Inc.	209,778	4,561
*	American Public Education Inc.	162,732	4,457
	Shoe Carnival Inc.	114,641	4,274
*	Chuy’s Holdings Inc.	163,574	4,240
	Designer Brands Inc. Class A	265,409	4,178
*	MarineMax Inc.	249,911	4,171
	Ethan Allen Interiors Inc.	205,333	3,914
	Haverty Furniture Cos. Inc.	181,587	3,661
*	Garrett Motion Inc.	347,500	3,471
*	Conn’s Inc.	272,673	3,378
	Chico’s FAS Inc.	880,959	3,356
*	El Pollo Loco Holdings Inc.	219,568	3,324
*	Lumber Liquidators Holdings Inc.	336,438	3,287
	Tailored Brands Inc.	770,722	3,191
*	Fossil Group Inc.	386,633	3,047
*	Unifi Inc.	113,846	2,876
*	JC Penney Co. Inc.	2,120,095	2,374
*	Vera Bradley Inc.	200,482	2,366
*	Barnes & Noble Education Inc.	416,089	1,777
*	Liquidity Services Inc.	297,696	1,774
*	Fiesta Restaurant Group Inc.	15,300	151
			978,927
Consumer Staples (4.3%)
*	Darling Ingredients Inc.	1,430,316	40,163
	WD-40 Co.	127,194	24,693
	J&J Snack Foods Corp.	131,881	24,302
	Avon Products Inc.	3,965,383	22,365
	Vector Group Ltd.	1,076,299	14,412
	PriceSmart Inc.	196,470	13,953
	Calavo Growers Inc.	153,683	13,922
	Universal Corp.	239,694	13,677
	Medifast Inc.	116,963	12,817
	Cal-Maine Foods Inc.	284,434	12,159
	Inter Parfums Inc.	156,307	11,365
	Coca-Cola Consolidated Inc.	39,777	11,299
	B&G Foods Inc.	535,148	9,595
	Fresh Del Monte Produce Inc.	270,600	9,466
*	Chefs’ Warehouse Inc.	237,474	9,050
*	USANA Health Sciences Inc.	112,684	8,851
*	Central Garden & Pet Co. Class A	298,025	8,750
	Andersons Inc.	339,306	8,578
	John B Sanfilippo & Son Inc.	86,359	7,883
*	United Natural Foods Inc.	777,269	6,809
	MGP Ingredients Inc.	117,755	5,705
*	National Beverage Corp.	103,600	5,286
*	Seneca Foods Corp. Class A	101,799	4,152
	SpartanNash Co.	282,081	4,017
*	Central Garden & Pet Co.	127,230	3,953
			307,222
Energy (4.3%)
*	Callon Petroleum Co.	3,992,921	19,286
*	Dril-Quip Inc.	388,452	18,222

119

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Helix Energy Solutions Group Inc.	1,514,808	14,588
	SM Energy Co.	1,288,652	14,484
	Archrock Inc.	1,378,671	13,842
*	Valaris plc Class A	2,001,300	13,128
	QEP Resources Inc.	2,345,600	10,555
*	PDC Energy Inc.	401,521	10,508
*	Oceaneering International Inc.	698,716	10,418
*	Renewable Energy Group Inc.	353,080	9,515
	Range Resources Corp.	1,953,200	9,473
*	Oil States International Inc.	578,064	9,428
*	SRC Energy Inc.	2,276,872	9,381
*	Denbury Resources Inc.	6,156,294	8,680
*	Laredo Petroleum Inc.	2,895,342	8,310
*	Southwestern Energy Co.	3,245,100	7,853
	Nabors Industries Ltd.	2,535,350	7,302
*	Par Pacific Holdings Inc.	306,607	7,125
*	SEACOR Holdings Inc.	153,854	6,639
*	Whiting Petroleum Corp.	846,472	6,213
*	Matrix Service Co.	269,903	6,175
*	Oasis Petroleum Inc.	1,851,400	6,036
*	Newpark Resources Inc.	961,660	6,030
	Green Plains Inc.	350,589	5,410
*	ProPetro Holding Corp.	478,200	5,380
*	REX American Resources Corp.	65,261	5,349
*	Bonanza Creek Energy Inc.	202,054	4,716
*	Noble Corp. plc	3,586,671	4,376
*	Penn Virginia Corp.	143,887	4,367
*	Talos Energy Inc.	142,000	4,281
	DMC Global Inc.	93,200	4,188
*	Gulfport Energy Corp.	1,240,464	3,771
*	CONSOL Energy Inc.	254,943	3,699
*	Jagged Peak Energy Inc.	398,000	3,379
*	Diamond Offshore Drilling Inc.	451,517	3,246
	RPC Inc.	591,234	3,098
*	Era Group Inc.	298,149	3,032
*	Geospace Technologies Corp.	169,587	2,844
*	Exterran Corp.	253,585	1,986
	US Silica Holdings Inc.	261,900	1,611
*	TETRA Technologies Inc.	722,781	1,417
*	Ring Energy Inc.	445,032	1,175
*	McDermott International Inc.	1,706,100	1,154
*	KLX Energy Services Holdings Inc.	89,452	576
*	HighPoint Resources Corp.	231,763	392
*	Unit Corp.	68,549	48
			302,686
Financials (16.6%)
	Glacier Bancorp Inc.	690,011	31,734
	Community Bank System Inc.	417,926	29,648
	Old National Bancorp	1,408,712	25,765
	Ameris Bancorp	598,961	25,480
	Columbia Banking System Inc.	609,648	24,803
	Simmons First National Corp. Class A	880,176	23,580
	Cadence BanCorp Class A	1,299,168	23,554
	American Equity Investment Life Holding Co.	785,041	23,496
	Independent Bank Corp.	278,990	23,226
	First Midwest Bancorp Inc.	993,523	22,911
	First Financial Bancorp	873,110	22,212
	United Community Banks Inc.	680,759	21,022
	CVB Financial Corp.	955,455	20,619
	First BanCorp	1,890,202	20,017
*	NMI Holdings Inc. Class A	592,937	19,674
	Great Western Bancorp Inc.	539,610	18,746
	ProAssurance Corp.	488,305	17,647
	Hope Bancorp Inc.	1,187,392	17,645
	NBT Bancorp Inc.	427,772	17,350
	Westamerica Bancorporation	255,024	17,283
	Banner Corp.	299,610	16,955
	Kinsale Capital Group Inc.	165,508	16,826
*	eHealth Inc.	175,060	16,820
	Walker & Dunlop Inc.	252,494	16,331
	Northwest Bancshares Inc.	976,434	16,238
	ServisFirst Bancshares Inc.	426,717	16,079
	Pacific Premier Bancorp Inc.	473,338	15,433
	Veritex Holdings Inc.	522,407	15,218
	Horace Mann Educators Corp.	347,748	15,183

120

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Apollo Commercial Real Estate Finance Inc.	826,055	15,109
*	PRA Group Inc.	407,984	14,810
*	Seacoast Banking Corp. of Florida	484,129	14,800
	Eagle Bancorp Inc.	302,265	14,699
*	Axos Financial Inc.	480,951	14,563
	S&T Bancorp Inc.	360,798	14,537
	First Commonwealth Financial Corp.	996,764	14,463
	Provident Financial Services Inc.	565,111	13,930
	City Holding Co.	168,244	13,788
	Brookline Bancorp Inc.	797,469	13,126
	Berkshire Hills Bancorp Inc.	395,805	13,014
	Invesco Mortgage Capital Inc.	776,462	12,928
	Safety Insurance Group Inc.	137,427	12,716
	Southside Bancshares Inc.	334,130	12,410
	Employers Holdings Inc.	288,542	12,047
	AMERISAFE Inc.	181,251	11,968
	James River Group Holdings Ltd.	282,752	11,652
	Waddell & Reed Financial Inc. Class A	696,245	11,641
	Tompkins Financial Corp.	126,587	11,583
	OFG Bancorp	489,877	11,566
	Central Pacific Financial Corp.	378,547	11,197
	Boston Private Financial Holdings Inc.	906,296	10,903
*	Blucora Inc.	415,697	10,866
	Northfield Bancorp Inc.	637,445	10,811
	Preferred Bank	174,610	10,492
	Meta Financial Group Inc.	286,432	10,458
	National Bank Holdings Corp. Class A	292,987	10,319
*	Triumph Bancorp Inc.	263,364	10,013
	Heritage Financial Corp.	347,605	9,837
	Stewart Information Services Corp.	238,189	9,716
	Piper Jaffray Cos.	119,102	9,521
	Banc of California Inc.	548,631	9,425
*	HomeStreet Inc.	275,193	9,357
	TrustCo Bank Corp. NY	1,074,091	9,312
	Flagstar Bancorp Inc.	242,200	9,264
	Hanmi Financial Corp.	458,082	9,159
	United Fire Group Inc.	209,085	9,143
*	Encore Capital Group Inc.	241,309	8,533
	Universal Insurance Holdings Inc.	302,972	8,480
	Virtus Investment Partners Inc.	67,490	8,215
	FGL Holdings	749,200	7,979
	Opus Bank	301,121	7,790
	Dime Community Bancshares Inc.	368,697	7,702
*	Customers Bancorp Inc.	316,232	7,529
	PennyMac Mortgage Investment Trust	330,474	7,366
*	Enova International Inc.	299,961	7,217
	Redwood Trust Inc.	423,700	7,008
*	Third Point Reinsurance Ltd.	619,200	6,514
	Franklin Financial Network Inc.	180,473	6,196
*	INTL. FCStone Inc.	126,603	6,182
*	Allegiance Bancshares Inc.	152,976	5,752
	Capstead Mortgage Corp.	724,885	5,741
*	World Acceptance Corp.	59,658	5,154
	New York Mortgage Trust Inc.	789,900	4,921
	HCI Group Inc.	102,606	4,684
	ARMOUR Residential REIT Inc.	261,362	4,671
	Granite Point Mortgage Trust Inc.	227,700	4,185
	Greenhill & Co. Inc.	226,331	3,866
	WisdomTree Investments Inc.	771,774	3,735
	United Insurance Holdings Corp.	209,362	2,640
*	EZCORP Inc. Class A	315,075	2,149
	Ready Capital Corp.	136,800	2,109
*	Ambac Financial Group Inc.	76,142	1,642
	KKR Real Estate Finance Trust Inc.	78,600	1,605
*	Donnelley Financial Solutions Inc.	57,700	604
			1,176,807
Health Care (12.2%)
*	Medicines Co.	659,893	56,051
*	LHC Group Inc.	257,697	35,500
*	Omnicell Inc.	369,170	30,169
*	Neogen Corp.	452,682	29,542
	CONMED Corp.	248,441	27,783
*	AMN Healthcare Services Inc.	425,770	26,530
*	NeoGenomics Inc.	883,352	25,838

121

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	HMS Holdings Corp.	787,574	23,312
*	Select Medical Holdings Corp.	988,032	23,061
*	Emergent BioSolutions Inc.	412,388	22,248
*	Integer Holdings Corp.	274,009	22,039
	Ensign Group Inc.	442,960	20,097
*	Momenta Pharmaceuticals Inc.	981,466	19,364
*	Medpace Holdings Inc.	230,335	19,362
*	Myriad Genetics Inc.	651,375	17,737
*	Magellan Health Inc.	222,704	17,427
*	Pacira BioSciences Inc.	370,300	16,775
*	BioTelemetry Inc.	324,677	15,033
*	Cardiovascular Systems Inc.	308,516	14,991
*	Xencor Inc.	426,498	14,667
*	Merit Medical Systems Inc.	464,109	14,489
	US Physical Therapy Inc.	117,200	13,402
*	Corcept Therapeutics Inc.	1,003,933	12,148
*	Inogen Inc.	177,007	12,095
*	Covetrus Inc.	838,234	11,065
*	Tactile Systems Technology Inc.	162,119	10,945
*	REGENXBIO Inc.	262,049	10,736
*	Addus HomeCare Corp.	110,035	10,698
*	Varex Imaging Corp.	334,159	9,961
*	Natus Medical Inc.	297,520	9,815
*	Tivity Health Inc.	480,107	9,768
*	Enanta Pharmaceuticals Inc.	155,490	9,606
*	Supernus Pharmaceuticals Inc.	395,181	9,374
*	Endo International plc	1,987,821	9,323
*	CryoLife Inc.	332,448	9,006
*	Innoviva Inc.	627,593	8,887
	Mesa Laboratories Inc.	34,201	8,530
*	Tabula Rasa HealthCare Inc.	172,432	8,394
*	Orthofix Medical Inc.	179,712	8,299
*	CorVel Corp.	94,960	8,296
	Luminex Corp.	358,186	8,296
*	Vanda Pharmaceuticals Inc.	476,395	7,818
*	Eagle Pharmaceuticals Inc.	128,683	7,731
*	Lantheus Holdings Inc.	370,663	7,602
*	HealthStream Inc.	279,171	7,593
*	Anika Therapeutics Inc.	145,115	7,524
*	NextGen Healthcare Inc.	459,246	7,380
*	Pennant Group Inc.	222,880	7,371
*	Hanger Inc.	258,800	7,145
*	Amphastar Pharmaceuticals Inc.	355,905	6,865
*	Heska Corp.	69,654	6,683
*	Providence Service Corp.	109,851	6,501
*	Cytokinetics Inc.	578,515	6,138
*	AngioDynamics Inc.	358,784	5,744
	LeMaitre Vascular Inc.	154,182	5,543
*	Cutera Inc.	152,625	5,465
*	ANI Pharmaceuticals Inc.	88,074	5,431
	Phibro Animal Health Corp. Class A	217,826	5,409
*	Surmodics Inc.	129,977	5,385
*	RadNet Inc.	262,045	5,319
	Meridian Bioscience Inc.	500,485	4,890
*	Lannett Co. Inc.	545,184	4,808
*	Progenics Pharmaceuticals Inc.	933,336	4,751
	Computer Programs & Systems Inc.	178,026	4,700
*	Cross Country Healthcare Inc.	361,475	4,200
*	Spectrum Pharmaceuticals Inc.	1,040,399	3,787
*	OraSure Technologies Inc.	465,486	3,738
	Invacare Corp.	389,389	3,512
	Owens & Minor Inc.	636,468	3,290
*	AMAG Pharmaceuticals Inc.	262,594	3,196
*	Community Health Systems Inc.	940,900	2,729
*	Diplomat Pharmacy Inc.	585,088	2,340
*	Acorda Therapeutics Inc.	792,850	1,617
*	Akorn Inc.	1,071,243	1,607
*	Exact Sciences Corp.	1	—
			864,471
Industrials (17.5%)
	John Bean Technologies Corp.	273,696	30,835
	SkyWest Inc.	467,783	30,233
	Exponent Inc.	429,494	29,639
*	Aerojet Rocketdyne Holdings Inc.	639,845	29,215
	Simpson Manufacturing Co. Inc.	349,578	28,047
	UniFirst Corp.	135,874	27,444
	Universal Forest Products Inc.	554,461	26,448
	Brady Corp. Class A	436,249	24,980
*	Proto Labs Inc.	243,234	24,700

122

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Barnes Group Inc.	395,984	24,535
	Moog Inc. Class A	286,685	24,463
	Watts Water Technologies Inc. Class A	229,878	22,933
	ABM Industries Inc.	598,845	22,582
	Applied Industrial Technologies Inc.	338,332	22,563
*	Saia Inc.	233,137	21,710
	Korn Ferry	502,400	21,302
*	Chart Industries Inc.	311,810	21,044
	ESCO Technologies Inc.	221,969	20,532
	Hillenbrand Inc.	604,041	20,121
	Allegiant Travel Co. Class A	115,320	20,070
	Albany International Corp. Class A	256,871	19,502
*	SPX FLOW Inc.	395,516	19,329
	Arcosa Inc.	425,842	18,971
	Franklin Electric Co. Inc.	330,847	18,964
*	SPX Corp.	362,851	18,462
	AAON Inc.	354,963	17,539
	Forward Air Corp.	249,598	17,459
*	Harsco Corp.	736,257	16,941
	Federal Signal Corp.	520,014	16,770
	Mobile Mini Inc.	436,868	16,562
	Mueller Industries Inc.	515,684	16,373
	Cubic Corp.	257,325	16,358
	Comfort Systems USA Inc.	316,247	15,765
	Kaman Corp.	237,716	15,670
*	American Woodmark Corp.	149,737	15,649
*	Hub Group Inc. Class A	301,715	15,475
	Greenbrier Cos. Inc.	466,793	15,138
*	Gibraltar Industries Inc.	295,079	14,884
	Matson Inc.	364,475	14,871
	Actuant Corp. Class A	551,983	14,368
	AAR Corp.	306,914	13,842
	EnPro Industries Inc.	200,429	13,405
	Hawaiian Holdings Inc.	449,727	13,172
	Tennant Co.	166,964	13,010
	Viad Corp.	192,579	12,999
*	AeroVironment Inc.	203,384	12,557
	US Ecology Inc.	216,446	12,534
	Patrick Industries Inc.	232,952	12,214
	Triumph Group Inc.	481,599	12,170
*	Atlas Air Worldwide Holdings Inc.	418,379	11,535
	Raven Industries Inc.	331,907	11,437
*	CIRCOR International Inc.	235,412	10,885
	Alamo Group Inc.	86,027	10,801
	AZZ Inc.	231,645	10,644
	Encore Wire Corp.	181,296	10,406
	Matthews International Corp. Class A	271,311	10,356
	Interface Inc. Class A	607,240	10,074
	Standex International Corp.	120,991	9,601
	Lindsay Corp.	98,496	9,455
*	TrueBlue Inc.	372,717	8,968
*	GMS Inc.	330,005	8,936
	Apogee Enterprises Inc.	272,695	8,863
	Heartland Express Inc.	420,330	8,848
	Wabash National Corp.	560,237	8,230
*	PGT Innovations Inc.	534,169	7,964
	Marten Transport Ltd.	364,837	7,840
*	Vicor Corp.	164,833	7,701
	ArcBest Corp.	275,782	7,612
	Granite Construction Inc.	269,700	7,463
*	Aegion Corp. Class A	332,228	7,432
	Griffon Corp.	331,333	6,736
	Quanex Building Products Corp.	392,546	6,705
*	DXP Enterprises Inc.	159,463	6,348
	Kelly Services Inc. Class A	279,173	6,304
	Heidrick & Struggles International Inc.	180,675	5,872
*	MYR Group Inc.	177,019	5,769
	Resources Connection Inc.	350,247	5,719
	Astec Industries Inc.	133,164	5,593
*	Echo Global Logistics Inc.	268,559	5,559
	Powell Industries Inc.	103,408	5,066
*	Team Inc.	310,397	4,957
	National Presto Industries Inc.	53,893	4,764
*	Forrester Research Inc.	112,916	4,709
	Insteel Industries Inc.	215,983	4,641
*	Lydall Inc.	219,243	4,499
	Pitney Bowes Inc.	1,102,104	4,441
	Park Aerospace Corp.	265,915	4,326
	RR Donnelley & Sons Co.	989,148	3,907
*	Foundation Building Materials Inc.	160,071	3,097
	Briggs & Stratton Corp.	207,400	1,381
	Titan International Inc.	229,647	831
*	Veritiv Corp.	34,961	688
			1,241,312
Information Technology (13.6%)
*	Viavi Solutions Inc.	1,933,497	29,002
	Brooks Automation Inc.	647,231	27,158
	Power Integrations Inc.	264,607	26,172
*	Itron Inc.	291,874	24,503
*	Qualys Inc.	293,896	24,502

123

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Anixter International Inc.	246,474	22,700
*	Advanced Energy Industries Inc.	305,403	21,745
*	Insight Enterprises Inc.	305,345	21,463
*	Fabrinet	327,799	21,254
*	Rogers Corp.	165,650	20,662
*	Diodes Inc.	359,507	20,265
*	Plexus Corp.	262,163	20,171
*	Sanmina Corp.	584,495	20,013
*	LivePerson Inc.	526,131	19,467
*	ExlService Holdings Inc.	276,984	19,239
*	FormFactor Inc.	709,516	18,426
*	Onto Innovation Inc.	501,149	18,312
	ManTech International Corp. Class A	222,232	17,752
*	Cardtronics plc Class A	392,998	17,547
*	SPS Commerce Inc.	314,886	17,451
	Kulicke & Soffa Industries Inc.	636,951	17,325
	EVERTEC Inc.	504,367	17,169
*	Knowles Corp.	807,441	17,077
	Badger Meter Inc.	253,052	16,431
	Progress Software Corp.	387,185	16,088
*	Bottomline Technologies DE Inc.	299,380	16,047
*	8x8 Inc.	845,458	15,472
*	OSI Systems Inc.	153,442	15,458
	KEMET Corp.	570,056	15,420
	CSG Systems International Inc.	281,528	14,578
*	Rambus Inc.	1,054,697	14,528
*	TTM Technologies Inc.	920,881	13,859
	Methode Electronics Inc.	351,896	13,847
*	Alarm.com Holdings Inc.	315,413	13,553
	Benchmark Electronics Inc.	393,123	13,508
*	Perficient Inc.	292,323	13,467
	NIC Inc.	591,578	13,222
*	Sykes Enterprises Inc.	334,954	12,390
*	MaxLinear Inc.	580,196	12,312
*	Photronics Inc.	779,609	12,287
*	Virtusa Corp.	245,725	11,139
*	Ultra Clean Holdings Inc.	462,226	10,848
*	MicroStrategy Inc. Class A	75,739	10,803
*	ePlus Inc.	115,386	9,726
	TiVo Corp.	1,104,283	9,364
	CTS Corp.	303,272	9,101
*	Axcelis Technologies Inc.	360,032	8,675
*	Ichor Holdings Ltd.	260,656	8,672
	Comtech Telecommunications Corp.	244,130	8,664
*	ScanSource Inc.	234,336	8,659
*	Diebold Nixdorf Inc.	818,083	8,639
*	Extreme Networks Inc.	1,162,220	8,566
*	FARO Technologies Inc.	159,815	8,047
	MTS Systems Corp.	165,591	7,953
*	3D Systems Corp.	907,637	7,942
	Xperi Corp.	423,904	7,842
*	NETGEAR Inc.	297,169	7,284
*	Digi International Inc.	384,990	6,822
	Ebix Inc.	200,887	6,712
	Plantronics Inc.	240,250	6,568
*	CEVA Inc.	237,317	6,398
*	Harmonic Inc.	797,584	6,221
	Cohu Inc.	270,940	6,191
*	PDF Solutions Inc.	324,500	5,481
*	Veeco Instruments Inc.	353,566	5,192
*	Agilysys Inc.	203,650	5,175
*	OneSpan Inc.	301,486	5,161
	TTEC Holdings Inc.	126,512	5,012
*	SMART Global Holdings Inc.	127,947	4,854
*	DSP Group Inc.	296,065	4,660
*	Unisys Corp.	344,225	4,082
*	Applied Optoelectronics Inc.	260,767	3,098
	Daktronics Inc.	500,799	3,050
*	CalAmp Corp.	306,530	2,937
*	Arlo Technologies Inc.	663,797	2,795
	ADTRAN Inc.	238,362	2,357
	Bel Fuse Inc. Class B	111,223	2,280
			968,812
Materials (5.0%)
	Balchem Corp.	267,740	27,210
	HB Fuller Co.	439,608	22,671
	Innospec Inc.	211,790	21,908
	Cleveland-Cliffs Inc.	2,224,600	18,687
	Quaker Chemical Corp.	110,700	18,212
	Stepan Co.	170,661	17,482
	Kaiser Aluminum Corp.	143,350	15,896
	Trinseo SA	416,411	15,495
	Boise Cascade Co.	396,782	14,494
*	AK Steel Holding Corp.	4,301,890	14,153
*	Livent Corp.	1,471,178	12,579
	Schweitzer-Mauduit International Inc.	271,229	11,389
	Neenah Inc.	161,080	11,345
	Materion Corp.	178,538	10,614
	Warrior Met Coal Inc.	423,613	8,951
*	Ferro Corp.	592,869	8,792

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Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	GCP Applied Technologies Inc.	385,370	8,752
*	Koppers Holdings Inc.	214,113	8,183
*	Kraton Corp.	323,053	8,180
*	US Concrete Inc.	162,005	6,749
	Innophos Holdings Inc.	191,366	6,120
	Tredegar Corp.	271,845	6,076
*	Century Aluminum Co.	781,877	5,876
	Hawkins Inc.	127,612	5,846
	Mercer International Inc.	443,198	5,451
*	TimkenSteel Corp.	674,554	5,302
	American Vanguard Corp.	268,629	5,230
	SunCoke Energy Inc.	814,085	5,072
	Haynes International Inc.	137,794	4,930
	Rayonier Advanced Materials Inc.	1,264,997	4,858
	Myers Industries Inc.	282,940	4,719
	PH Glatfelter Co.	252,168	4,615
*	AdvanSix Inc.	213,426	4,260
	FutureFuel Corp.	333,304	4,130
*	Clearwater Paper Corp.	123,081	2,629
	Olympic Steel Inc.	118,473	2,123
*,§	A Schulman Inc. CVR	252,331	109
*	LSB Industries Inc.	23,600	99
			359,187
Other (4.6%)
2	Vanguard Real Estate ETF	3,500,000	324,765

Real Estate (3.7%)
	Kite Realty Group Trust	655,365	12,799
	Essential Properties Realty Trust Inc.	502,900	12,477
	Xenia Hotels & Resorts Inc.	569,940	12,316
	Realogy Holdings Corp.	1,267,014	12,265
	DiamondRock Hospitality Co.	1,076,693	11,930
	Agree Realty Corp.	167,290	11,739
	Washington REIT	355,978	10,387
	Lexington Realty Trust Class B	909,696	9,661
	Acadia Realty Trust	363,140	9,416
	Retail Opportunity Investments Corp.	501,301	8,853
	Four Corners Property Trust Inc.	304,248	8,577
	National Storage Affiliates Trust	252,452	8,487
	LTC Properties Inc.	182,509	8,171
	CareTrust REIT Inc.	391,982	8,087
	American Assets Trust Inc.	168,563	7,737
	Global Net Lease Inc.	368,800	7,479
	Office Properties Income Trust	214,000	6,878
	Industrial Logistics Properties Trust	304,740	6,832
	Universal Health Realty Income Trust	56,347	6,613
	Easterly Government Properties Inc.	267,600	6,350
	RE/MAX Holdings Inc. Class A	158,378	6,096
	Summit Hotel Properties Inc.	458,168	5,654
	Independence Realty Trust Inc.	397,352	5,595
	RPT Realty	351,335	5,284
*	Marcus & Millichap Inc.	135,690	5,054
	Getty Realty Corp.	151,057	4,965
	iStar Inc.	303,400	4,402
	Franklin Street Properties Corp.	477,200	4,085
	Armada Hoffler Properties Inc.	220,535	4,047
	Chatham Lodging Trust	207,291	3,802
	Community Healthcare Trust Inc.	79,200	3,395
	Urstadt Biddle Properties Inc. Class A	133,120	3,307
	Innovative Industrial Properties Inc.	43,500	3,300
	Saul Centers Inc.	51,534	2,720
	Safehold Inc.	66,973	2,699
	Whitestone REIT	177,056	2,411
	Hersha Hospitality Trust Class A	160,499	2,335
*	St. Joe Co.	112,234	2,226
	Pennsylvania REIT	287,944	1,535
	Cedar Realty Trust Inc.	383,466	1,131
	Uniti Group Inc.	82,300	676
			261,773

125

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Utilities (2.2%)
	Avista Corp.	619,477	29,791
	El Paso Electric Co.	430,460	29,224
	South Jersey Industries Inc.	877,302	28,933
	American States Water Co.	313,012	27,119
	California Water Service Group	431,375	22,242
	Northwest Natural Holding Co.	289,175	21,321
			158,630
Total Common Stocks (Cost $4,869,407)			7,094,159
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
3	Vanguard Market Liquidity Fund, 1.816%	66,966	6,697

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 1.623%, 1/16/20	1,300	1,300
4	United States Treasury Bill, 1.541%, 4/30/20	200	199
			1,499
Total Temporary Cash Investments (Cost $8,195)			8,196
Total Investments (100.0%) (Cost $4,877,602)			7,102,355

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	310
Receivables for Investment Securities Sold	32
Receivables for Accrued Income	5,984
Receivables for Capital Shares Issued	2,486
Variation Margin Receivable—Futures Contracts	15
Total Other Assets	8,827
Liabilities
Payables for Investment Securities Purchased	(3,236)
Payables for Capital Shares Redeemed	(5,632)
Payables to Vanguard	(1,516)
Other Liabilities	(1,481)
Total Liabilities	(11,865)
Net Assets (100%)	7,099,317

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,321,632
Total Distributable Earnings (Loss)	1,777,685
Net Assets	7,099,317

Admiral Shares—Net Assets
Applicable to 95,903,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,505,829
Net Asset Value Per Share—Admiral Shares	$67.84

126

Tax-Managed Small-Cap Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 8,728,750 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	593,488
Net Asset Value Per Share—Institutional Shares	$67.99

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $365,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	82	6,849	57

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	86,216
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	27
Interest—Affiliated Issuers	397
Total Income	86,640
Expenses
The Vanguard Group—Note B
Investment Advisory Services	983
Management and Administrative—Admiral Shares	4,083
Management and Administrative—Institutional Shares	220
Marketing and Distribution—Admiral Shares	315
Marketing and Distribution—Institutional Shares	13
Custodian Fees	21
Auditing Fees	33
Shareholders’ Reports—Admiral Shares	92
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	5,767
Net Investment Income	80,873
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	96,710
Investment Securities Sold—Affiliated Issuers	44,735
Futures Contracts	3,904
Realized Net Gain (Loss)	145,349
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,107,027
Investment Securities—Affiliated Issuers	12,679
Futures Contracts	42
Change in Unrealized Appreciation (Depreciation)	1,119,748
Net Increase (Decrease) in Net Assets Resulting from Operations	1,345,970

1 Includes $315,990,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,873	73,612
Realized Net Gain (Loss)	145,349	428,399
Change in Unrealized Appreciation (Depreciation)	1,119,748	(1,081,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,345,970	(579,284)
Distributions
Net Investment Income
Admiral Shares	(74,592)	(65,529)
Institutional Shares	(6,814)	(6,002)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(81,406)	(71,531)
Capital Share Transactions
Admiral Shares	41,266	475,282
Institutional Shares	16,943	32,704
Net Increase (Decrease) from Capital Share Transactions	58,209	507,986
Total Increase (Decrease)	1,322,773	(142,829)
Net Assets
Beginning of Period	5,776,544	5,919,373
End of Period	7,099,317	5,776,544

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$55.70	$61.63	$55.16	$44.37	$45.78
Investment Operations
Net Investment Income	.772[1]	.737[1]	.666[1]	.558	.556
Net Realized and Unrealized Gain (Loss) on Investments	12.146	(5.965)	6.486	10.788	(1.406)
Total from Investment Operations	12.918	(5.228)	7.152	11.346	(.850)
Distributions
Dividends from Net Investment Income	(.778)	(.702)	(.664)	(.556)	(.560)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	(.018)	—	—
Total Distributions	(.778)	(.702)	(.682)	(.556)	(.560)
Net Asset Value, End of Period	$67.84	$55.70	$61.63	$55.16	$44.37

Total Return[2]	23.28%	-8.62%	13.05%	25.73%	-1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,506	$5,304	$5,428	$4,671	$3,419
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.13%	1.17%	1.19%	1.21%
Portfolio Turnover Rate[3]	53%	29%	37%	45%	33%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$55.83	$61.77	$55.29	$44.47	$45.88
Investment Operations
Net Investment Income	.794[1]	.755[1]	.693[1]	.572	.576
Net Realized and Unrealized Gain (Loss) on Investments	12.164	(5.972)	6.488	10.818	(1.406)
Total from Investment Operations	12.958	(5.217)	7.181	11.390	(.830)
Distributions
Dividends from Net Investment Income	(.798)	(.723)	(.683)	(.570)	(.580)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	(.018)	—	—
Total Distributions	(.798)	(.723)	(.701)	(.570)	(.580)
Net Asset Value, End of Period	$67.99	$55.83	$61.77	$55.29	$44.47

Total Return	23.30%	-8.59%	13.08%	25.78%	-1.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$593	$473	$492	$379	$276
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.16%	1.20%	1.22%	1.25%
Portfolio Turnover Rate[2]	53%	29%	37%	45%	33%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

131

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Tax-Managed Small-Cap Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $310,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Tax-Managed Small-Cap Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,094,050	—	109
Temporary Cash Investments	6,697	1,499	—
Futures Contracts—Assets[1]	15	—	—
Total	7,100,762	1,499	109

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	315,987
Total Distributable Earnings (Loss)	(315,987)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	474
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(446,348)
Net Unrealized Gains (Losses)	2,224,753

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Tax-Managed Small-Cap Fund

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,877,602
Gross Unrealized Appreciation	2,385,889
Gross Unrealized Depreciation	(161,136)
Net Unrealized Appreciation (Depreciation)	2,224,753

E.  During the year ended December 31, 2019, the fund purchased $4,056,702,000 of investment securities and sold $3,990,369,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $519,567,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	1,173,529	18,603	2,059,002	31,843
Issued in Lieu of Cash Distributions	55,426	865	49,218	775
Redeemed	(1,187,689)	(18,781)	(1,632,938)	(25,466)
Net Increase (Decrease)—Admiral Shares	41,266	687	475,282	7,152
Institutional Shares
Issued	46,891	735	56,034	873
Issued in Lieu of Cash Distributions	4,214	66	3,754	59
Redeemed	(34,162)	(540)	(27,084)	(424)
Net Increase (Decrease)—Institutional Shares	16,943	261	32,704	508

135

Tax-Managed Small-Cap Fund

G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds	Realized						Dec. 31,
	2018		from	Net		Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,008	NA1	NA1	2		—		397	—	6,697
Vanguard Real Estate ETF	253,538	1,243,777	1,229,962	44,733		12,679		—	—	324,765
Total	257,546			44,735		12,679		397	—	331,462

1 Not applicable—purchases and sales are for temporary cash investment purposes.

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

136

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

137

Special 2019 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 61% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	43,278
Tax-Managed Capital Appreciation Fund	177,611
Tax-Managed Small-Cap Fund	73,299

The funds distributed qualified business income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	1,178
Tax-Managed Capital Appreciation Fund	—
Tax-Managed Small-Cap Fund	8,108

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	93.6%	[1]
Tax-Managed Capital Appreciation Fund	97.7
Tax-Managed Small-Cap Fund	89.0

1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

138

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1–15 Year Municipal Bond Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Tax-Managed Balanced Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Tax-Managed Balanced Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Tax-Managed Balanced Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Tax-Managed Balanced Fund or the owners of the Tax-Managed Balanced Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Tax-Managed Balanced Fund. Investors acquire the Tax-Managed Balanced Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Tax-Managed Balanced Fund. The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Tax-Managed Balanced Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Tax-Managed Balanced Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Tax-Managed Balanced Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Tax-Managed Balanced Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TAX-MANAGED BALANCED FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

139

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1030 022020

Annual Report | December 31, 2019 Vanguard Developed Markets Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   Vanguard Developed Markets Index Fund’s returns for the 12 months ended December 31, 2019, ranged from 21.96% for Investor Shares to 22.14% for Institutional Shares. The fund’s benchmark, the FTSE Developed All Cap ex US Index, returned 22.34%.

•   All ten of the index’s industry sectors produced double-digit gains in U.S. dollar terms, led by financials, industrials, and consumer goods. Telecommunications contributed the least to returns.

•    Double-digit returns also prevailed in most countries. Developed-market stocks gained more than their emerging-market counterparts but lagged U.S. shares.

•   Global stock prices rose amid optimism that U.S.-China trade tensions were easing and that a trade deal might be signed in early 2020. Inversions of the U.S. Treasury yield curve, historically a signal of recession, raised concerns midway through the year. But the curve returned to its normal pattern in the second half as the U.S. Federal Reserve cut short-term interest rates three times.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,072.04	$0.84
FTSE Developed Markets ETF Shares	1,000.00	1,072.66	0.26
Admiral™ Shares	1,000.00	1,072.85	0.37
Institutional Shares	1,000.00	1,072.88	0.26
Institutional Plus Shares	1,000.00	1,072.60	0.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.40	$0.82
FTSE Developed Markets ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Developed Markets ETF Shares Net Asset Value	22.08%	6.19%	5.75%	$17,490
FTSE Developed Markets ETF Shares Market Price	22.60	6.21	5.72	17,446
Spliced Developed ex US Index	22.34	6.08	5.70	17,415
FTSE Global All Cap ex US Index	21.80	5.84	5.39	16,898

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(12/19/2013)	Investment
Developed Markets Index Fund Investor Shares	21.96%	6.08%	4.55%	$13,081
Spliced Developed ex US Index	22.34	6.08	4.69	13,186
FTSE Global All Cap ex US Index	21.80	5.84	4.70	13,195

“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

5

Developed Markets Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund Admiral Shares	22.05%	6.18%	5.74%	$17,466
Spliced Developed ex US Index	22.34	6.08	5.70	17,415
FTSE Global All Cap ex US Index	21.80	5.84	5.39	16,898

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional Shares	22.14%	6.20%	5.77%	$8,759,477
Spliced Developed ex US Index	22.34	6.08	5.70	8,707,557
FTSE Global All Cap ex US Index	21.80	5.84	5.39	8,448,904

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(4/1/2014)	Investment
Developed Markets Index Fund Institutional Plus Shares	22.07%	6.20%	4.11%	$126,098,260
Spliced Developed ex US Index	22.34	6.08	4.18	126,554,713
FTSE Global All Cap ex US Index	21.80	5.84	4.18	126,556,449

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
FTSE Developed Markets ETF Shares Market Price	22.60%	35.14%	74.46%
FTSE Developed Markets ETF Shares Net Asset Value	22.08	35.03	74.90
Spliced Developed ex US Index	22.34	34.30	74.15

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

6

Developed Markets Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	6.8%
Consumer Goods	15.8
Consumer Services	8.2
Financials	23.0
Health Care	10.5
Industrials	16.5
Oil & Gas	5.8
Technology	6.9
Telecommunications	3.1
Utilities	3.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	11,181,137	627,241	0.5%
	CSL Ltd.	2,856,276	553,784	0.4%
	BHP Group Ltd.	18,604,041	509,425	0.4%
	Westpac Banking Corp.	22,541,613	384,940	0.3%
§,1	Australia—Other †		5,606,324	4.5%
			7,681,714	6.1%

§,1 Austria †			339,013	0.3%

Belgium
	Anheuser-Busch InBev SA/NV	4,860,092	398,045	0.3%
	Belgium—Other †		808,338	0.7%
			1,206,383	1.0%
Canada
	Royal Bank of Canada	9,070,217	717,697	0.6%
	Toronto-Dominion Bank	11,427,718	640,931	0.5%
	Enbridge Inc. (XTSE)	12,424,780	494,006	0.4%
	Bank of Nova Scotia	7,653,801	432,333	0.3%
	Canadian National Railway Co.	4,556,952	412,233	0.3%
§,1	Canada—Other †		8,141,551	6.6%
			10,838,751	8.7%
Denmark
	Novo Nordisk A/S Class B	10,432,766	604,567	0.5%
[1]	Denmark—Other †		1,324,984	1.0%
			1,929,551	1.5%

Finland †			1,273,398	1.0%

8

Developed Markets Index Fund

			Market	Percentage
			Value·	of Net
		Shares	($000)	Assets
	France
	TOTAL SA	15,226,532	844,932	0.7%
	LVMH Moet Hennessy Louis Vuitton SE	1,571,319	732,166	0.6%
	Sanofi	6,840,021	686,929	0.6%
	Airbus SE	3,474,426	509,927	0.4%
	BNP Paribas SA	6,825,826	405,716	0.3%
	AXA SA	12,113,635	342,287	0.3%
§,1	France—Other †		7,267,879	5.7%
			10,789,836	8.6%
	Germany
	SAP SE	6,113,220	822,832	0.7%
	Allianz SE	2,618,256	641,548	0.5%
	Siemens AG	4,778,712	624,062	0.5%
	Bayer AG	5,892,181	479,017	0.4%
	BASF SE	5,778,811	435,358	0.3%
	adidas AG	1,218,381	396,607	0.3%
[1]	Germany—Other †		5,606,589	4.5%
			9,006,013	7.2%
	Hong Kong
	AIA Group Ltd.	76,341,877	802,961	0.7%
§,1	Hong Kong—Other †		3,034,393	2.4%
			3,837,354	3.1%

	§Ireland †		308,744	0.2%

	Israel †		592,237	0.5%

	Italy
	Enel SPA	49,049,680	389,644	0.3%
[1]	Italy—Other †		2,414,275	1.9%
			2,803,919	2.2%
	Japan
	Toyota Motor Corp.	15,494,579	1,091,771	0.9%
	Sony Corp.	7,749,484	526,172	0.4%
	SoftBank Group Corp.	10,220,066	443,725	0.4%
	Mitsubishi UFJ Financial Group Inc.	78,704,614	425,504	0.3%
	Keyence Corp.	1,136,274	398,990	0.3%
	Chugai Pharmaceutical Co. Ltd.	1,364,303	125,646	0.1%
§	Japan—Other †		24,125,530	19.3%
			27,137,338	21.7%
	Netherlands
	ASML Holding NV	2,525,552	747,710	0.6%
	Unilever NV	9,158,519	525,616	0.4%
[1]	Netherlands—Other †		2,671,925	2.1%
			3,945,251	3.1%

	New Zealand †		436,084	0.3%

	§,1Norway †		913,644	0.7%

	[1]Poland †		376,895	0.3%

	Portugal †		211,111	0.2%

9

Developed Markets Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
§Singapore †				1,460,037	1.2%

South Korea
	Samsung Electronics Co. Ltd.		27,618,509	1,330,850	1.1%
	Samsung Electronics Co. Ltd. Preference Shares		4,295,587	168,180	0.1%
	Samsung Electronics Co. Ltd. GDR		105,219	125,915	0.1%
	Hankook Shell Oil Co. Ltd.		3,941	1,099	0.0%
§,1	South Korea—Other †			3,530,824	2.8%
				5,156,868	4.1%
Spain
	Banco Santander SA		103,722,784	434,886	0.3%
*	Iberdrola SA		37,178,501	383,147	0.3%
[1]	Spain—Other †			2,104,831	1.7%
				2,922,864	2.3%

[1]Sweden †				3,264,975	2.6%

Switzerland
	Nestle SA		18,238,125	1,974,555	1.6%
	Roche Holding AG		4,382,259	1,424,246	1.1%
	Novartis AG		13,285,340	1,257,984	1.0%
	Zurich Insurance Group AG		918,645	376,828	0.3%
	Roche Holding AG (Bearer)		171,654	54,519	0.0%
§,1	Switzerland—Other †			4,248,734	3.5%
				9,336,866	7.5%
United Kingdom
	HSBC Holdings plc		127,796,622	1,000,455	0.8%
	AstraZeneca plc		8,285,064	829,274	0.7%
	BP plc		125,744,524	791,040	0.6%
	Royal Dutch Shell plc Class A		26,582,623	787,229	0.6%
	GlaxoSmithKline plc		30,932,709	726,832	0.6%
	Royal Dutch Shell plc Class B		23,620,077	701,135	0.6%
	Diageo plc		14,548,908	613,047	0.5%
	British American Tobacco plc		14,046,691	597,018	0.5%
	Rio Tinto plc		6,940,927	410,871	0.3%
	Unilever plc		6,876,321	393,621	0.3%
	Lloyds Banking Group plc		441,332,733	365,612	0.3%
§,1	United Kingdom—Other †			11,012,535	8.8%
				18,228,669	14.6%
Total Common Stocks (Cost $106,200,569)				123,997,515	99.0%[2]

		Coupon
Temporary Cash Investments
Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	1.816%	27,799,298	2,780,208	2.2%

[5,6]	U.S. Government and Agency Obligations †			65,672	0.1%

Total Temporary Cash Investments (Cost $2,845,562)				2,845,880	2.3%[2]
[7]Total Investments (Cost $109,046,131)				126,843,395	101.3%

10

Developed Markets Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,393
Receivables for Investment Securities Sold	264
Receivables for Accrued Income	313,968
Receivables for Capital Shares Issued	218,895
Variation Margin Receivable—Futures Contracts	1,584
Unrealized Appreciation—Forwards Currency Contracts	11,074
Other Assets[5,6,8]	226,808
Total Other Assets	777,986	0.6%
Liabilities
Payables for Investment Securities Purchased	(69,470)
Collateral for Securities on Loan	(1,699,757)
Payables for Capital Shares Redeemed	(554,816)
Payables to Vanguard	(15,005)
Variation Margin Payable—Futures Contracts	(11,752)
Unrealized Depreciation—Forwards Currency Contracts	(9,459)
Collateral for ETF Capital Activity	(66,612)
Total Liabilities	(2,426,871)	(1.9%)
Net Assets	125,194,510	100.0%

At December 31, 2019, net assets consisted of:
		Amount
		($000)
Paid-in Capital		110,391,901
Total Distributable Earnings (Loss)		14,802,609
Net Assets		125,194,510

Investor Shares—Net Assets
Applicable to 5,413,863 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		59,269
Net Asset Value Per Share—Investor Shares		$10.95

ETF Shares—Net Assets
Applicable to 1,790,610,530 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		78,752,406
Net Asset Value Per Share—ETF Shares		$43.98

Admiral Shares—Net Assets
Applicable to 1,424,619,643 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		20,143,200
Net Asset Value Per Share—Admiral Shares		$14.14

11

Developed Markets Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 879,266,591 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,449,207
Net Asset Value Per Share—Institutional Shares	$14.16

Institutional Plus Shares—Net Assets
Applicable to 623,139,481 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,790,428
Net Asset Value Per Share—Institutional Plus Shares	$22.13

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $1,887,754,000, representing 1.5% of net assets.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $1,699,757,000 of collateral received for securities on loan.
5	Securities with a value of $65,656,000 and cash of $3,480,000 have been segregated as initial margin for open futures contracts.
6	Securities with a value of $14,000 and cash of $7,563,000 have been segregated as collateral for open forward currency contracts.
7	The total value of securities on loan is $1,623,798,000.
8	Cash of $66,612,000 has been segregated as collateral for ETF capital activity.

GDR—Global Depositary Receipt.

12

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2020	8,464	354,035	(1,249)
Topix Index	March 2020	1,790	283,520	(748)
FTSE 100 Index	March 2020	2,096	208,201	219
S&P/TSX 60 Index	March 2020	934	145,637	37
S&P ASX 200 Index	March 2020	968	112,135	(3,125)
E-mini S&P 500 Index	March 2020	462	74,638	(275)
				(5,141)

Forward Currency Contracts
Contract						Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/2/20	EUR	417,536	USD	467,766	3,348	—
Toronto-Dominion Bank	4/2/20	GBP	165,532	USD	221,600	—	(1,773)
Barclays Bank plc	4/2/20	JPY	22,757,710	USD	210,875	—	(305)
UBS AG	4/2/20	JPY	16,427,399	USD	152,184	—	(187)
Morgan Stanley Capital Services LLC	4/2/20	CAD	179,794	USD	136,431	2,069	—
BNP Paribas	4/2/20	GBP	83,619	USD	109,799	1,247	—
BNP Paribas	4/2/20	AUD	144,922	USD	99,797	2,137	—
Morgan Stanley Capital Services LLC	4/2/20	EUR	89,085	USD	99,755	761	—
JPMorgan Chase Bank, N.A.	4/2/20	JPY	9,108,765	USD	83,696	585	—
Goldman Sachs International	4/2/20	AUD	29,679	USD	20,530	346	—
Citibank, N.A.	1/2/20	DKK	87,344	USD	12,970	141	—
Deutsche Bank AG	4/2/20	AUD	13,486	USD	9,267	219	—
Royal Bank of Canada	4/2/20	AUD	7,134	USD	4,902	115	—
Goldman Sachs International	1/2/20	SEK	39,655	USD	4,218	16	—
Royal Bank of Canada	1/2/20	SEK	29,000	USD	3,044	52	—
Barclays Bank plc	4/2/20	AUD	1,713	USD	1,179	26	—
Bank of America, N.A.	1/2/20	DKK	7,000	USD	1,040	11	—
BNP Paribas	1/2/20	DKK	2,100	USD	314	1	—
Morgan Stanley Capital Services LLC	1/7/20	JPY	5,000	USD	46	—	—
Credit Suisse International	4/2/20	USD	163,166	EUR	146,333	—	(1,944)
Morgan Stanley Capital Services LLC	4/2/20	USD	140,028	GBP	107,234	—	(2,378)

13

Developed Markets Index Fund

Forward Currency Contracts (continued)
Contract						Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	4/2/20	USD	100,292	CHF	97,580	—	(1,212)
UBS AG	4/2/20	USD	90,775	JPY	9,877,352	—	(618)
Credit Suisse International	4/2/20	USD	78,199	JPY	8,472,815	—	(197)
Morgan Stanley Capital Services LLC	4/2/20	USD	49,507	EUR	43,881	—	(5)
Royal Bank of Canada	4/2/20	USD	28,330	KRW	32,719,909	—	(30)
Royal Bank of Canada	1/2/20	USD	14,307	DKK	96,444	—	(170)
Deutsche Bank AG	4/2/20	USD	13,633	AUD	19,425	—	(30)
Citibank, N.A.	4/2/20	USD	13,053	DKK	87,344	—	(144)
Barclays Bank plc	4/2/20	USD	7,750	CAD	10,192	—	(101)
Goldman Sachs International	1/2/20	USD	7,083	SEK	68,655	—	(247)
BNP Paribas	4/2/20	USD	6,928	KRW	8,000,000	—	(6)
Goldman Sachs International	4/2/20	USD	6,893	JPY	750,000	—	(47)
Goldman Sachs International	4/2/20	USD	4,240	SEK	39,655	—	(13)
HSBC Bank USA, N.A.	4/2/20	USD	3,272	CAD	4,316	—	(52)
						11,074	(9,459)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
USD—U.S. dollar.

At December 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $5,252,000 and cash of $1,768,000 in connection with open forward currency contracts. After December 31, 2019, a counterparty posted additional collateral of $1,878,000 in connection with open forward currency contracts as of December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends[1]	3,501,291
Interest[2]	23,417
Securities Lending—Net	77,106
Total Income	3,601,814
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,572
Management and Administrative—Investor Shares	603
Management and Administrative—ETF Shares	25,014
Management and Administrative—Admiral Shares	9,733
Management and Administrative—Institutional Shares	4,487
Management and Administrative—Institutional Plus Shares	3,481
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—ETF Shares	3,138
Marketing and Distribution—Admiral Shares	1,140
Marketing and Distribution—Institutional Shares	428
Marketing and Distribution—Institutional Plus Shares	146
Custodian Fees	3,269
Auditing Fees	62
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	2,061
Shareholders’ Reports—Admiral Shares	170
Shareholders’ Reports—Institutional Shares	54
Shareholders’ Reports—Institutional Plus Shares	30
Trustees’ Fees and Expenses	51
Total Expenses	59,491
Net Investment Income	3,542,323
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	181,906
Futures Contracts	248,143
Forward Currency Contracts	(15,254)
Foreign Currencies	(7,942)
Realized Net Gain (Loss)	406,853
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	18,343,515

15

Developed Markets Index Fund

Statement of Operations (continued)
Year Ended
December 31, 2019
($000)
Futures Contracts	20,118
Forward Currency Contracts	(8,158)
Foreign Currencies	6,386
Change in Unrealized Appreciation (Depreciation)	18,361,861
Net Increase (Decrease) in Net Assets Resulting from Operations	22,311,037

1	Dividends are net of foreign withholding taxes of $346,852,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,519,000, $337,000, and $177,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $527,947,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,542,323	3,244,717
Realized Net Gain (Loss)	406,853	112,304
Change in Unrealized Appreciation (Depreciation)	18,361,861	(19,993,039)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,311,037	(16,636,018)
Distributions
Net Investment Income
Investor Shares	(10,790)	(23,364)
ETF Shares	(2,348,574)	(2,069,674)
Admiral Shares	(582,985)	(470,888)
Institutional Shares	(382,469)	(333,818)
Institutional Plus Shares	(383,483)	(294,490)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(3,708,301)	(3,192,234)
Capital Share Transactions
Investor Shares	(756,257)	(74,824)
ETF Shares	1,759,759	9,552,132
Admiral Shares	2,025,678	2,990,179
Institutional Shares	158,120	414,926
Institutional Plus Shares	2,699,458	1,014,326
Net Increase (Decrease) from Capital Share Transactions	5,886,758	13,896,739
Total Increase (Decrease)	24,489,494	(5,931,513)
Net Assets
Beginning of Period	100,705,016	106,636,529
End of Period	125,194,510	100,705,016

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.26	$11.16	$9.09	$9.15	$9.42
Investment Operations
Net Investment Income	.361[1]	.312[1]	.284[1]	.262	.261
Net Realized and Unrealized Gain (Loss) on Investments	1.651	(1.914)	2.086	(.054)	(.276)
Total from Investment Operations	2.012	(1.602)	2.370	.208	(.015)
Distributions
Dividends from Net Investment Income	(.322)	(.298)	(.300)	(.268)	(.255)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.322)	(.298)	(.300)	(.268)	(.255)
Net Asset Value, End of Period	$10.95	$9.26	$11.16	$9.09	$9.15

Total Return[2]	21.96%	-14.56%	26.31%	2.36%	-0.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59	$731	$950	$875	$1,040
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.17%	0.17%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.56%	2.89%	2.71%	3.00%	2.73%
Portfolio Turnover Rate[3]	2%	3%	3%	11%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.20	$44.83	$36.51	$36.75	$37.85
Investment Operations
Net Investment Income	1.289[1]	1.291[1]	1.166[1]	1.090	1.096
Net Realized and Unrealized Gain (Loss) on Investments	6.831	(7.677)	8.397	(.216)	(1.125)
Total from Investment Operations	8.120	(6.386)	9.563	.874	(.029)
Distributions
Dividends from Net Investment Income	(1.340)	(1.244)	(1.243)	(1.114)	(1.071)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.340)	(1.244)	(1.243)	(1.114)	(1.071)
Net Asset Value, End of Period	$43.98	$37.20	$44.83	$36.51	$36.75

Total Return	22.08%	-14.47%	26.44%	2.51%	-0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,752	$65,139	$68,406	$40,243	$29,288
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.00%	2.81%	3.10%	2.84%
Portfolio Turnover Rate[2]	2%	3%	3%	11%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.96	$14.41	$11.74	$11.82	$12.17
Investment Operations
Net Investment Income	.410[1]	.412[1]	.375[1]	.350	.352
Net Realized and Unrealized Gain (Loss) on Investments	2.198	(2.464)	2.695	(.071)	(.358)
Total from Investment Operations	2.608	(2.052)	3.070	.279	(.006)
Distributions
Dividends from Net Investment Income	(.428)	(.398)	(.400)	(.359)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.428)	(.398)	(.400)	(.359)	(.344)
Net Asset Value, End of Period	$14.14	$11.96	$14.41	$11.74	$11.82

Total Return[2]	22.05%	-14.46%	26.40%	2.45%	-0.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,143	$15,209	$15,180	$9,702	$7,921
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.10%	2.98%	2.81%	3.10%	2.84%
Portfolio Turnover Rate[3]	2%	3%	3%	11%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.97	$14.43	$11.75	$11.83	$12.18
Investment Operations
Net Investment Income	.417[1]	.416[1]	.379[1]	.352	.354
Net Realized and Unrealized Gain (Loss) on Investments	2.205	(2.475)	2.701	(.072)	(.358)
Total from Investment Operations	2.622	(2.059)	3.080	.280	(.004)
Distributions
Dividends from Net Investment Income	(.432)	(.401)	(.400)	(.360)	(.346)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.432)	(.401)	(.400)	(.360)	(.346)
Net Asset Value, End of Period	$14.16	$11.97	$14.43	$11.75	$11.83

Total Return	22.14%	-14.49%	26.46%	2.46%	-0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,449	$10,361	$11,998	$9,092	$8,093
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.15%	3.00%	2.82%	3.11%	2.86%
Portfolio Turnover Rate[2]	2%	3%	3%	11%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.72	$22.56	$18.37	$18.49	$19.05
Investment Operations
Net Investment Income	.647[1]	.643[1]	.597[1]	.552	.558
Net Realized and Unrealized Gain (Loss) on Investments	3.439	(3.855)	4.223	(.107)	(.573)
Total from Investment Operations	4.086	(3.212)	4.820	.445	(.015)
Distributions
Dividends from Net Investment Income	(.676)	(.628)	(.630)	(.565)	(.545)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.676)	(.628)	(.630)	(.565)	(.545)
Net Asset Value, End of Period	$22.13	$18.72	$22.56	$18.37	$18.49

Total Return	22.07%	-14.45%	26.49%	2.50%	-0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,790	$9,265	$10,102	$7,444	$7,253
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.01%	2.83%	3.12%	2.87%
Portfolio Turnover Rate[2]	2%	3%	3%	11%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund

23

Developed Markets Index Fund

trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Developed Markets Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Net Assets. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

25

Developed Markets Index Fund

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $5,393,000, representing less than 0.01% of the fund’s net assets and 2.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

26

Developed Markets Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,860,530	113,107,169	29,816
Temporary Cash Investments	2,780,208	65,672	—
Futures Contracts—Assets[1]	1,584	—	—
Futures Contracts—Liabilities[1]	(11,752)	—	—
Forward Currency Contracts—Assets	—	11,074	—
Forward Currency Contracts—Liabilities	—	(9,459)	—
Total	13,630,570	113,174,456	29,816

1 Represents variation margin on the last day of the reporting period.

D.  At December 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,584	—	1,584
Unrealized Appreciation—Forward Currency Contracts	—	11,074	11,074
Total Assets	1,584	11,074	12,658

Variation Margin Payable—Futures Contracts	(11,752)	—	(11,752)
Unrealized Depreciation—Forward Currency Contracts	—	(9,459)	(9,459)
Total Liabilities	(11,752)	(9,459)	(21,211)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	248,143	—	248,143
Forward Currency Contracts	—	(15,254)	(15,254)
Realized Net Gain (Loss) on Derivatives	248,143	(15,254)	232,889

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	20,118	—	20,118
Forward Currency Contracts	—	(8,158)	(8,158)
Change in Unrealized Appreciation (Depreciation) on Derivatives	20,118	(8,158)	11,960

27

Developed Markets Index Fund

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	566,685
Total Distributable Earnings (Loss)	(566,685)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	81,352
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(2,518,346)
Net Unrealized Gains (Losses)	17,251,239

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	109,591,561
Gross Unrealized Appreciation	28,668,193
Gross Unrealized Depreciation	(11,420,355)
Net Unrealized Appreciation (Depreciation)	17,247,838

F.  During the year ended December 31, 2019, the fund purchased $9,911,088,000 of investment securities and sold $4,072,644,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,850,462,000 and $1,362,184,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Developed Markets Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	179,311	17,300	203,791	19,421
Issued in Lieu of Cash Distributions	9,838	970	20,774	2,051
Redeemed[1]	(945,406)	(91,817)	(299,389)	(27,672)
Net Increase (Decrease)—Investor Shares	(756,257)	(73,547)	(74,824)	(6,200)
ETF Shares
Issued	3,191,112	75,900	9,638,355	227,208
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,431,353)	(36,500)	(86,223)	(2,000)
Net Increase (Decrease)—ETF Shares	1,759,759	39,400	9,552,132	225,208
Admiral Shares
Issued[1]	5,494,696	416,279	6,539,544	483,375
Issued in Lieu of Cash Distributions	468,526	34,970	391,732	29,979
Redeemed	(3,937,544)	(298,516)	(3,941,097)	(294,797)
Net Increase (Decrease)—Admiral Shares	2,025,678	152,733	2,990,179	218,557
Institutional Shares
Issued	3,150,458	238,396	3,159,827	228,361
Issued in Lieu of Cash Distributions	349,841	26,090	307,770	23,476
Redeemed	(3,342,179)	(250,436)	(3,052,671)	(217,991)
Net Increase (Decrease)—Institutional Shares	158,120	14,050	414,926	33,846
Institutional Plus Shares
Issued	4,049,971	192,199	3,509,822	161,008
Issued in Lieu of Cash Distributions	364,062	17,328	278,574	13,609
Redeemed	(1,714,575)	(81,383)	(2,774,070)	(127,458)
Net Increase (Decrease)—Institutional Plus Shares	2,699,458	128,144	1,014,326	47,159

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 64,858,000 and 50,199,000 shares, respectively, in the amount of $668,306,000 from the conversion during the year ended December 31, 2019.

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

30

Special 2019 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,831,288,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $3,847,538,000 and foreign taxes paid of $279,853,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

31

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1270 022020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2019: $160,000

Fiscal Year Ended December 31, 2018: $166,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2019: $9,568,215

Fiscal Year Ended December 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)       Audit-Related Fees.

Fiscal Year Ended December 31, 2019: $3,012,031

Fiscal Year Ended December 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2019: $357,238

Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2019: $0

Fiscal Year Ended December 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.0%)[1]
Australia (6.1%)
	Commonwealth Bank of Australia	11,181,137	627,241
	CSL Ltd.	2,856,276	553,784
	BHP Group Ltd.	18,604,041	509,425
	Westpac Banking Corp.	22,541,613	384,940
	National Australia Bank Ltd.	18,203,855	315,003
	Australia & New Zealand Banking Group Ltd.	17,897,778	308,667
	Wesfarmers Ltd.	7,140,947	207,530
	Woolworths Group Ltd.	7,950,210	201,646
	Macquarie Group Ltd.	2,024,606	196,073
	Transurban Group	17,099,592	178,983
	Rio Tinto Ltd.	2,345,501	165,945
	Woodside Petroleum Ltd.	5,899,676	142,647
	Amcor plc	10,176,376	111,271
	Goodman Group	11,242,290	105,647
	Newcrest Mining Ltd.	4,852,819	102,487
	Aristocrat Leisure Ltd.	4,031,498	95,261
	Scentre Group	33,140,726	89,191
	Brambles Ltd.	9,863,789	81,186
	Insurance Australia Group Ltd.	14,594,648	78,419
	Fortescue Metals Group Ltd.	10,048,423	75,749
	QBE Insurance Group Ltd.	8,270,360	74,735
	Coles Group Ltd.	7,160,885	74,544
	Suncorp Group Ltd.	7,968,786	72,388
	ASX Ltd.	1,221,731	67,269
	Origin Energy Ltd.	11,109,148	65,869
	Telstra Corp. Ltd.	26,304,401	65,340
	Santos Ltd.	11,171,801	64,271
	Sonic Healthcare Ltd.	2,989,977	60,287
	South32 Ltd.	31,205,467	58,920
	AGL Energy Ltd.	4,089,403	58,862
	APA Group	7,457,127	58,050
	Dexus	6,887,596	56,698
	Cochlear Ltd.	355,407	56,015
	Mirvac Group	24,665,543	55,209
	James Hardie Industries plc	2,792,481	54,578
	Treasury Wine Estates Ltd.	4,532,129	51,625
	Ramsay Health Care Ltd.	973,873	49,549
	Stockland	15,065,991	48,883
	GPT Group	12,233,760	48,190
	Lendlease Group	3,555,405	43,958
	Aurizon Holdings Ltd.	11,889,832	43,635
	Oil Search Ltd.	8,390,366	42,783
	Sydney Airport	6,991,983	42,482
	Medibank Pvt Ltd.	17,383,471	38,526
	Tabcorp Holdings Ltd.	11,933,030	37,937
	Caltex Australia Ltd.	1,574,307	37,539
	Orica Ltd.	2,395,230	36,936
	Computershare Ltd.	3,050,211	35,962
	Northern Star Resources Ltd.	4,454,649	35,107
	SEEK Ltd.	2,191,574	34,688
	Magellan Financial Group Ltd.	864,025	34,617
	Vicinity Centres	19,740,021	34,527
	BlueScope Steel Ltd.	3,203,863	33,934
*	Xero Ltd.	579,653	32,566
	Atlas Arteria Ltd.	5,517,778	30,339
	AMP Ltd.	21,706,521	29,200
	Alumina Ltd.	15,807,542	25,533
	Coca-Cola Amatil Ltd.	3,220,078	25,006
*	Afterpay Touch Group Ltd.	1,152,534	23,722
	Boral Ltd.	7,389,322	23,248
	REA Group Ltd.	316,008	22,957

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Charter Hall Group	2,932,085	22,836
	Incitec Pivot Ltd.	10,080,459	22,521
	WorleyParsons Ltd.	2,025,578	21,882
	Downer EDI Ltd.	3,739,517	21,414
	Bendigo & Adelaide Bank Ltd.	3,087,173	21,184
	Challenger Ltd.	3,624,547	20,626
	Beach Energy Ltd.	11,026,768	19,504
	ALS Ltd.	3,023,635	19,467
^	JB Hi-Fi Ltd.	708,962	18,763
	Crown Resorts Ltd.	2,210,483	18,637
	Qantas Airways Ltd.	3,684,132	18,364
	Qube Holdings Ltd.	7,890,323	18,216
	Evolution Mining Ltd.	6,592,820	17,527
	Iluka Resources Ltd.	2,647,717	17,337
	Orora Ltd.	7,640,968	17,033
	Ansell Ltd.	824,725	16,794
	Star Entertainment Grp Ltd.	5,172,724	16,687
	Altium Ltd.	677,373	16,505
*	Saracen Mineral Holdings Ltd.	6,892,931	15,985
	carsales.com Ltd.	1,359,248	15,851
	OZ Minerals Ltd.	2,009,562	14,913
	CIMIC Group Ltd.	609,650	14,174
	Reliance Worldwide Corp. Ltd.	4,918,037	13,938
	Domino's Pizza Enterprises Ltd.	375,489	13,802
	AusNet Services	11,382,755	13,574
	Independence Group NL	3,060,256	13,416
	Link Administration Holdings Ltd.	3,242,950	13,325
	Steadfast Group Ltd.	5,297,971	12,942
	Bank of Queensland Ltd.	2,540,362	12,931
	nib holdings Ltd.	2,880,299	12,684
	Cromwell Property Group	15,023,729	12,395
	Cleanaway Waste Management Ltd.	8,450,399	11,927
	IOOF Holdings Ltd.	2,143,774	11,823
	Nine Entertainment Co. Holdings Ltd.	9,111,674	11,453
	Seven Group Holdings Ltd.	823,500	11,254
	Flight Centre Travel Group Ltd.	352,266	10,896
	Shopping Centres Australasia Property Group	5,796,595	10,876
	Appen Ltd.	685,839	10,832
	TPG Telecom Ltd.	2,285,125	10,767
^	Harvey Norman Holdings Ltd.	3,738,550	10,678
	Pendal Group Ltd.	1,743,064	10,510
	Metcash Ltd.	5,732,102	10,331
	Mineral Resources Ltd.	873,697	10,132
	Breville Group Ltd.	822,631	10,090
	Whitehaven Coal Ltd.	5,349,497	9,921
*	NEXTDC Ltd.	2,142,251	9,898
	CSR Ltd.	3,065,926	9,802
	IRESS Ltd.	1,070,684	9,785
	IDP Education Ltd.	800,733	9,652
	Charter Hall Long Wale REIT Ordinary Shares	2,315,713	8,937
[2]	Viva Energy Group Ltd.	6,619,001	8,918
	Regis Resources Ltd.	2,929,818	8,865
*	AP Eagers Ltd.	1,212,659	8,731
	Washington H Soul Pattinson & Co. Ltd.	568,195	8,572
	WiseTech Global Ltd.	519,187	8,526
	BWP Trust	3,074,751	8,473
	St. Barbara Ltd.	4,345,114	8,255
*	Nufarm Ltd.	2,005,065	8,159
	Bapcor Ltd.	1,810,502	8,137
	Perpetual Ltd.	274,599	7,930
	Sims Metal Management Ltd.	1,055,598	7,902
^	Corporate Travel Management Ltd.	535,983	7,727
*	Vocus Group Ltd.	3,789,222	7,602
*	GrainCorp Ltd. Class A	1,424,337	7,580

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Webjet Ltd.	803,922	7,347
*	Lynas Corp. Ltd.	4,325,203	7,063
	Adelaide Brighton Ltd.	2,884,637	7,014
	Healius Ltd.	3,616,790	6,990
	Charter Hall Retail REIT	2,287,731	6,857
^	InvoCare Ltd.	725,512	6,716
	Premier Investments Ltd.	502,344	6,613
*	Nanosonics Ltd.	1,459,031	6,514
	Monadelphous Group Ltd.	548,501	6,428
	Super Retail Group Ltd.	896,738	6,364
	Credit Corp. Group Ltd.	290,232	6,285
^	Bingo Industries Ltd.	3,048,842	6,086
^	Platinum Asset Management Ltd.	1,891,487	6,000
	National Storage REIT	4,660,134	6,000
*	Perseus Mining Ltd.	7,380,227	5,965
	Ingenia Communities Group	1,698,732	5,919
	Abacus Property Group	2,247,194	5,691
	IPH Ltd.	975,409	5,609
	Viva Energy REIT	2,942,553	5,504
	ARB Corp. Ltd.	416,710	5,492
	Technology One Ltd.	935,785	5,438
	NRW Holdings Ltd.	2,374,281	5,387
	Aventus Group	2,665,061	5,326
*	EML Payments Ltd.	1,587,541	5,054
*	PolyNovo Ltd.	3,637,413	5,039
	Growthpoint Properties Australia Ltd.	1,716,729	5,000
	Perenti Global Ltd.	4,364,407	4,973
^	Blackmores Ltd.	83,442	4,966
*	Gold Road Resources Ltd.	5,262,166	4,927
^	Clinuvel Pharmaceuticals Ltd.	241,112	4,812
	Brickworks Ltd.	366,616	4,806
*	Avita Medical Ltd.	10,566,301	4,792
*	Resolute Mining Ltd.	5,267,251	4,635
*	IMF Bentham Ltd.	1,443,336	4,526
*	Zip Co. Ltd.	1,809,214	4,497
	Sandfire Resources NL	1,056,538	4,439
	Centuria Metropolitan REIT (XASX)	2,176,700	4,436
*	Silver Lake Resources Ltd.	4,688,288	4,394
	Elders Ltd.	950,136	4,309
	GUD Holdings Ltd.	553,308	4,309
	Collins Foods Ltd.	672,184	4,200
*,^	Mesoblast Ltd.	2,813,495	4,112
	Costa Group Holdings Ltd.	2,343,733	4,068
	Pro Medicus Ltd.	258,010	4,041
*,^	nearmap Ltd.	2,239,094	3,993
^	Bega Cheese Ltd.	1,296,383	3,932
	Service Stream Ltd.	2,073,701	3,865
	G8 Education Ltd.	2,832,551	3,777
	Tassal Group Ltd.	1,294,454	3,777
	Centuria Industrial REIT	1,609,294	3,773
	Domain Holdings Australia Ltd.	1,440,742	3,742
	Arena REIT	1,849,541	3,700
	GWA Group Ltd.	1,559,847	3,629
*	Cooper Energy Ltd.	8,471,987	3,601
	Select Harvests Ltd.	591,570	3,487
	oOh!media Ltd.	1,351,218	3,447
	Western Areas Ltd.	1,606,715	3,422
*	Jumbo Interactive Ltd.	316,559	3,320
	Ramelius Resources Ltd.	3,820,985	3,307
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	3,288
	Charter Hall Education Trust	1,403,637	3,192
*	Emeco Holdings Ltd.	2,006,264	3,052
	McMillan Shakespeare Ltd.	323,866	2,971
*	Westgold Resources Ltd.	1,829,824	2,932

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Mayne Pharma Group Ltd.	9,570,090	2,919
	Mount Gibson Iron Ltd.	4,291,243	2,882
	Lovisa Holdings Ltd.	325,030	2,826
	Southern Cross Media Group Ltd.	4,849,715	2,824
	Rural Funds Group	2,080,972	2,805
	GDI Property Group	2,695,569	2,791
	Freedom Foods Group Ltd.	777,051	2,783
	SeaLink Travel Group Ltd.	808,576	2,782
[2]	Coronado Global Resources Inc.	1,771,750	2,750
	Netwealth Group Ltd.	497,413	2,724
	Inghams Group Ltd.	1,148,499	2,706
	Sigma Healthcare Ltd.	6,438,203	2,619
	SmartGroup Corp. Ltd.	530,315	2,584
	Accent Group Ltd.	1,964,093	2,572
	Estia Health Ltd.	1,469,719	2,514
*,^	Orocobre Ltd.	1,342,096	2,502
	Australian Pharmaceutical Industries Ltd.	2,564,238	2,412
	FlexiGroup Ltd.	1,862,799	2,407
*	Pact Group Holdings Ltd.	1,260,266	2,404
*	Carnarvon Petroleum Ltd.	9,150,514	2,378
*,^	Pilbara Minerals Ltd.	11,788,506	2,325
^	BWX Ltd.	726,463	2,273
*	PointsBet Holdings Pty Ltd.	664,583	2,237
*	Australian Agricultural Co. Ltd.	2,748,344	2,122
	Cedar Woods Properties Ltd.	381,106	2,101
	HUB24 Ltd.	265,055	2,076
	Hotel Property Investments	913,146	2,023
*	Senex Energy Ltd.	8,188,589	1,991
	Infigen Energy	4,312,744	1,967
	New Hope Corp. Ltd.	1,347,058	1,950
*	AMA Group Ltd.	3,071,818	1,928
*	Starpharma Holdings Ltd.	2,223,603	1,882
*	Eclipx Group Ltd.	1,829,384	1,859
*	Karoon Energy Ltd.	2,268,019	1,844
*	Asaleo Care Ltd.	2,431,869	1,807
*,^	Bubs Australia Ltd.	2,614,666	1,803
	Village Roadshow Ltd.	665,456	1,776
	HT&E Ltd.	1,481,534	1,762
*,^	Myer Holdings Ltd.	5,193,599	1,749
	Jupiter Mines Ltd.	8,203,696	1,616
*,^	Galaxy Resources Ltd.	2,357,079	1,536
	Aurelia Metals Ltd.	4,677,465	1,429
*,^	Dacian Gold Ltd.	1,264,247	1,401
	Regis Healthcare Ltd.	808,472	1,398
	Navigator Global Investments Ltd.	698,118	1,387
	SG Fleet Group Ltd.	734,299	1,335
*	Seven West Media Ltd.	5,682,193	1,318
	OFX Group Ltd.	1,280,287	1,256
	MACA Ltd.	1,565,776	1,153
	Virtus Health Ltd.	350,343	1,153
*	Superloop Ltd.	1,618,245	1,100
	Japara Healthcare Ltd.	1,447,017	1,001
^	SpeedCast International Ltd.	1,363,916	901
*,^	Syrah Resources Ltd.	2,492,233	823
	WPP AUNZ Ltd.	2,028,371	778
*	Charter Hall Long Wale REIT	172,876	667
	Vita Group Ltd.	726,449	607
*	Intega Group Ltd.	1,626,106	545
*	Cardno Ltd.	1,626,106	541
*,^	New Century Resources Ltd.	2,648,261	511
*	Ainsworth Game Technology Ltd.	812,390	447
*,^	Liquefied Natural Gas Ltd.	3,307,629	441
*	Clean TeQ Holdings Ltd.	2,916,231	420
	Decmil Group Ltd.	1,144,603	394

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,§	BGP Holdings plc	7,179,555	—
			7,681,714
Austria (0.3%)
	Erste Group Bank AG	1,802,936	67,722
	OMV AG	896,732	50,239
	Wienerberger AG	725,080	21,497
	Verbund AG	418,947	21,031
	Raiffeisen Bank International AG	817,343	20,458
	voestalpine AG	727,358	20,174
	ANDRITZ AG	445,431	19,149
[2]	BAWAG Group AG	405,823	18,342
	CA Immobilien Anlagen AG	433,884	18,175
	IMMOFINANZ AG	519,778	13,925
	Oesterreichische Post AG	206,233	7,839
	Lenzing AG	83,187	7,702
	S IMMO AG	290,323	7,227
	Telekom Austria AG Class A	853,349	6,978
	UNIQA Insurance Group AG	679,839	6,920
	Vienna Insurance Group AG Wiener Versicherung Gruppe	241,304	6,836
	DO & CO AG	42,608	4,081
	Schoeller-Bleckmann Oilfield Equipment AG	68,675	3,854
	EVN AG	180,437	3,505
	Strabag SE	99,303	3,466
	Flughafen Wien AG	59,277	2,519
	Palfinger AG	62,984	2,065
*	Zumtobel Group AG	168,492	1,717
	Agrana Beteiligungs AG	64,466	1,347
^	Porr AG	63,237	1,089
	Kapsch TrafficCom AG	31,814	1,028
*,§	Strabag SE Rights Exp. 06/28/2021	87,956	128
			339,013
Belgium (1.0%)
	Anheuser-Busch InBev SA	4,860,092	398,045
	KBC Group NV	1,731,509	130,547
	Ageas	1,165,693	68,931
	Umicore SA	1,294,892	63,105
	UCB SA	759,965	60,474
	Solvay SA Class A	436,839	50,845
	Groupe Bruxelles Lambert SA	462,775	48,833
*	Argenx SE	268,710	43,220
	Proximus SADP	883,217	25,308
	Cofinimmo SA	161,016	23,662
	Ackermans & van Haaren NV	139,713	21,907
	Sofina SA	95,864	20,737
	Warehouses De Pauw CVA	112,288	20,448
	Elia System Operator SA	222,796	19,770
	Aedifica SA	155,326	19,745
	Colruyt SA	317,722	16,570
	Barco NV	61,090	15,025
	Telenet Group Holding NV	289,183	13,000
	Euronav NV	1,018,993	12,567
	KBC Ancora	226,127	11,376
	Ontex Group NV	505,744	10,645
	D'ieteren SA	141,703	9,954
^	Melexis NV	114,476	8,635
	Fagron	380,783	8,272
	Befimmo SA	133,473	8,102
^	bpost SA	634,624	7,337
	Montea CVA	78,529	7,138
	Gimv NV	115,353	7,097
	Bekaert SA	221,270	6,578
	Retail Estates NV	62,056	5,836
*	Tessenderlo Chemie NV (Voting Shares)	164,624	5,817
	Titan Cement International SA	267,954	5,736

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	AGFA-Gevaert NV	1,046,195	5,419
	Kinepolis Group NV	81,379	5,408
	Cie d'Entreprises CFE	44,425	4,849
	Orange Belgium SA	179,469	4,168
*,^	Mithra Pharmaceuticals SA	85,025	2,510
	Econocom Group SA	860,781	2,348
	EVS Broadcast Equipment SA	82,983	2,031
*,^	Ion Beam Applications	120,426	1,766
	Wereldhave Belgium Comm VA	14,893	1,440
	Van de Velde NV	35,294	1,182
			1,206,383
Canada (8.7%)
	Royal Bank of Canada	9,070,217	717,697
	Toronto-Dominion Bank	11,427,718	640,931
	Enbridge Inc. (XTSE)	12,424,780	494,006
	Bank of Nova Scotia	7,653,801	432,333
	Canadian National Railway Co.	4,556,952	412,233
	Brookfield Asset Management Inc. Class A	5,656,357	326,823
	Suncor Energy Inc.	9,689,564	317,576
	TC Energy Corp.	5,856,339	311,905
	Bank of Montreal	4,007,731	310,607
	Manulife Financial Corp.	12,366,433	251,033
*	Shopify Inc. Class A	618,369	245,862
	Canadian Natural Resources Ltd. (XNYS)	7,280,880	235,491
	Canadian Imperial Bank of Commerce	2,790,413	232,207
	Canadian Pacific Railway Ltd.	861,768	219,684
	Nutrien Ltd.	3,594,778	172,105
	Sun Life Financial Inc.	3,727,021	169,941
	Alimentation Couche-Tard Inc. Class B	5,347,759	169,713
	Barrick Gold Corp. (XTSE)	7,496,920	139,252
^	Pembina Pipeline Corp.	3,425,965	126,981
*	CGI Inc.	1,488,998	124,608
	Constellation Software Inc.	124,952	121,354
	Franco-Nevada Corp.	1,164,166	120,213
	National Bank of Canada	2,103,916	116,784
	Rogers Communications Inc. Class B	2,253,093	111,878
	Restaurant Brands International Inc. (XTSE)	1,732,270	110,429
^	Fortis Inc. (XTSE)	2,642,442	109,641
	Magna International Inc.	1,829,485	100,311
	Waste Connections Inc. (XTSE)	1,067,510	96,964
	Intact Financial Corp.	870,070	94,086
	Agnico Eagle Mines Ltd.	1,495,045	92,082
^	Thomson Reuters Corp.	1,234,525	88,310
	BCE Inc.	1,880,665	87,129
	Wheaton Precious Metals Corp.	2,798,280	83,266
	Fairfax Financial Holdings Ltd.	167,989	78,880
	Open Text Corp.	1,620,744	71,417
	Dollarama Inc.	1,959,263	67,338
	Barrick Gold Corp. (XNYS)	3,561,990	65,824
	Cenovus Energy Inc.	6,394,721	65,004
*	Bausch Health Cos. Inc.	2,166,959	64,864
	Emera Inc.	1,495,410	64,248
	Metro Inc.	1,505,535	62,132
	Loblaw Cos. Ltd.	1,147,969	59,231
	Shaw Communications Inc. Class B	2,814,401	57,109
	Power Corp. of Canada	2,194,969	56,541
	Teck Resources Ltd. Class B	3,083,561	53,476
	Waste Connections Inc. (XNYS)	577,439	52,426
^	Kirkland Lake Gold Ltd.	1,166,148	51,404
	TELUS Corp.	1,246,458	48,263
^	Algonquin Power & Utilities Corp.	3,223,784	45,605
	WSP Global Inc.	658,482	44,964
^	Inter Pipeline Ltd.	2,582,002	44,818
	Saputo Inc.	1,442,430	44,654

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	CAE Inc.	1,668,149	44,165
	First Quantum Minerals Ltd.	4,266,236	43,269
	Great-West Lifeco Inc.	1,631,854	41,797
	Canadian Apartment Properties REIT	1,002,371	40,919
	RioCan REIT	1,984,234	40,890
	CCL Industries Inc. Class B	923,073	39,324
^	Canadian Tire Corp. Ltd. Class A	362,684	39,032
	Power Financial Corp.	1,433,276	38,565
^	Encana Corp.	8,148,075	38,150
	Imperial Oil Ltd.	1,438,728	38,058
[2]	Hydro One Ltd.	1,967,667	38,003
	Gildan Activewear Inc.	1,261,753	37,302
*	Kinross Gold Corp.	7,782,590	36,919
	iA Financial Corp. Inc.	663,807	36,463
	George Weston Ltd.	449,015	35,622
	Keyera Corp.	1,328,898	34,815
	Parkland Fuel Corp.	915,287	33,629
	Onex Corp.	514,866	32,580
	Pan American Silver Corp.	1,291,686	30,597
*	Air Canada Class B	817,423	30,537
	TMX Group Ltd.	349,817	30,293
	Allied Properties REIT	727,836	29,185
	H&R REIT	1,795,483	29,175
	Ritchie Bros Auctioneers Inc.	677,862	29,087
	Toromont Industries Ltd.	490,974	26,690
^	AltaGas Ltd.	1,703,544	25,949
*	Stars Group Inc. (XTSE)	987,409	25,770
	SNC-Lavalin Group Inc.	1,100,885	25,391
	B2Gold Corp.	6,277,902	25,188
	Empire Co. Ltd.	1,069,405	25,085
	Lundin Mining Corp.	4,003,068	23,922
*,^	Canopy Growth Corp.	1,126,280	23,687
	Yamana Gold Inc.	5,919,526	23,431
	Element Fleet Management Corp.	2,691,683	22,988
	CI Financial Corp.	1,355,749	22,666
*	Descartes Systems Group Inc.	526,687	22,511
	Canadian Utilities Ltd. Class A	745,743	22,495
	Cameco Corp.	2,492,785	22,153
*	Detour Gold Corp.	1,107,414	21,440
	Finning International Inc.	1,033,387	20,134
*	BlackBerry Ltd.	3,121,418	20,072
*	Bombardier Inc. Class B	13,266,581	19,718
^	Stantec Inc.	692,518	19,572
	Boyd Group Income Fund	124,578	19,379
	SmartCentres REIT	792,406	19,045
^	Gibson Energy Inc.	908,366	18,600
	Tourmaline Oil Corp.	1,582,638	18,550
	Quebecor Inc. Class B	721,490	18,413
	Methanex Corp.	475,505	18,364
	Atco Ltd.	469,329	17,988
	FirstService Corp.	192,973	17,965
^	Capital Power Corp.	662,297	17,540
	Granite REIT	341,037	17,328
	Choice Properties REIT	1,601,819	17,159
^	PrairieSky Royalty Ltd.	1,458,457	17,105
	Colliers International Group Inc.	218,245	16,992
	TFI International Inc.	497,958	16,785
*,^	Cronos Group Inc.	2,147,095	16,485
	West Fraser Timber Co. Ltd.	373,281	16,466
*	Parex Resources Inc.	867,102	16,126
	Husky Energy Inc.	1,921,299	15,417
^	Northland Power Inc.	728,665	15,263
	Crescent Point Energy Corp.	3,416,157	15,232
	IGM Financial Inc.	520,693	14,949

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	SSR Mining Inc.	774,070	14,897
	Alamos Gold Inc. Class A	2,444,478	14,740
	Chartwell Retirement Residences	1,351,953	14,472
^	Vermilion Energy Inc.	880,295	14,392
^	Premium Brands Holdings Corp.	202,566	14,189
^	ARC Resources Ltd.	2,232,050	14,060
	Canadian Western Bank	547,143	13,437
*	Ivanhoe Mines Ltd.	4,091,790	13,392
*,^	Canada Goose Holdings Inc.	368,931	13,356
	First Capital REIT	833,255	13,264
*	NovaGold Resources Inc.	1,482,036	13,262
	TransAlta Corp.	1,793,012	12,814
*	Pretium Resources Inc.	1,140,434	12,691
^	Cominar REIT	1,147,933	12,518
*,^	First Majestic Silver Corp.	1,008,566	12,373
*	Kinaxis Inc.	159,819	12,310
*	Great Canadian Gaming Corp.	356,532	11,817
^	Cott Corp.	853,392	11,659
	Linamar Corp.	291,108	11,014
^	Whitecap Resources Inc.	2,568,352	10,977
*	IAMGOLD Corp.	2,904,769	10,849
*,^	Aurora Cannabis Inc.	5,048,352	10,847
*	Centerra Gold Inc.	1,355,457	10,783
*	Seven Generations Energy Ltd. Class A	1,649,067	10,756
	BRP Inc.	231,871	10,564
^	Cineplex Inc.	393,607	10,260
^	Enerplus Corp.	1,436,627	10,234
	Innergex Renewable Energy Inc.	782,414	10,159
^	Genworth MI Canada Inc.	231,618	10,135
	Stella-Jones Inc.	349,156	10,088
	Maple Leaf Foods Inc.	492,993	9,825
*	Alacer Gold Corp.	1,841,540	9,785
*	Home Capital Group Inc. Class B	364,139	9,243
^	Laurentian Bank of Canada	266,473	9,117
	Enghouse Systems Ltd.	242,644	9,003
*	MEG Energy Corp.	1,566,310	8,914
*	Endeavour Mining Corp.	466,597	8,814
^	Osisko Gold Royalties Ltd.	894,915	8,697
^	Superior Plus Corp.	897,136	8,677
^	Boardwalk REIT	239,694	8,478
*	Torex Gold Resources Inc.	533,646	8,433
	Norbord Inc.	306,655	8,202
*,^	Eldorado Gold Corp.	997,938	8,015
*	ATS Automation Tooling Systems Inc.	461,388	7,614
	OceanaGold Corp.	3,875,860	7,611
^	NFI Group Inc.	351,363	7,211
^	Dream Office REIT	300,721	7,209
	Artis REIT	772,409	7,078
	Winpak Ltd.	193,411	6,997
^	TransAlta Renewables Inc.	584,715	6,988
^	Northview Apartment REIT	304,110	6,941
^	Russel Metals Inc.	384,775	6,569
*,^	Aphria Inc.	1,251,390	6,534
	North West Co. Inc.	306,268	6,446
	Cogeco Communications Inc.	71,560	6,238
	Hudbay Minerals Inc.	1,487,380	6,162
	Martinrea International Inc.	520,908	5,740
*	Celestica Inc.	676,732	5,613
	Transcontinental Inc. Class A	456,218	5,576
	Enerflex Ltd.	571,819	5,386
	ECN Capital Corp.	1,408,984	5,197
	Corus Entertainment Inc. Class B	1,252,326	5,131
	Aecon Group Inc.	375,376	5,065
*	Baytex Energy Corp.	3,413,069	4,915

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Hudson's Bay Co.	632,302	4,811
	Pason Systems Inc.	457,952	4,623
*	Turquoise Hill Resources Ltd.	6,298,351	4,608
	Mullen Group Ltd.	614,455	4,386
	ShawCor Ltd.	452,835	4,370
*	SEMAFO Inc.	2,069,769	4,304
^	Westshore Terminals Investment Corp.	283,308	4,134
*	Canfor Corp.	396,263	3,705
^	Secure Energy Services Inc.	937,590	3,653
*	Kelt Exploration Ltd.	972,205	3,646
	Cascades Inc.	403,690	3,485
^	Birchcliff Energy Ltd.	1,615,045	3,221
^	TORC Oil & Gas Ltd.	901,358	3,117
	Fortis Inc. (XNYS)	73,120	3,036
*,^	Lightspeed POS Inc.	108,374	3,010
*,^	Gran Tierra Energy Inc.	2,266,301	2,950
	First National Financial Corp.	99,243	2,910
*	Precision Drilling Corp.	1,814,603	2,529
*,^	Paramount Resources Ltd. Class A	420,246	2,440
	Restaurant Brands International Inc. (XNYS)	23,475	1,497
	Morguard REIT	147,286	1,337
*	Stars Group Inc. (XNGS)	45,995	1,200
^	Just Energy Group Inc.	603,573	1,013
*,§	Tahoe Resources Inc. CVR Exp. 02/26/2028	1,805,222	708
	Enbridge Inc. (XNYS)	7,620	303
			10,838,751
Denmark (1.5%)
	Novo Nordisk A/S Class B	10,432,766	604,567
	DSV A/S	1,260,987	145,362
	Vestas Wind Systems A/S	1,246,835	125,938
[2]	Orsted A/S	1,128,790	116,776
	Coloplast A/S Class B	837,205	103,865
	Carlsberg A/S Class B	652,397	97,361
*	Genmab A/S	370,758	82,458
	Danske Bank A/S	4,206,225	68,050
	Novozymes A/S	1,319,404	64,581
	AP Moller - Maersk A/S Class B	37,826	54,576
	Chr Hansen Holding A/S	647,551	51,477
	AP Moller - Maersk A/S Class A	30,824	41,765
	GN Store Nord A/S	816,486	38,408
	Royal Unibrew A/S	311,924	28,572
	SimCorp A/S	249,700	28,410
	ISS A/S	1,171,397	28,096
	Pandora A/S	563,042	24,486
	Tryg A/S	762,910	22,626
*,^	Demant A/S	678,628	21,373
^	Ambu A/S Class B	1,044,662	17,515
	H Lundbeck A/S	376,108	14,379
	Ringkjoebing Landbobank A/S	186,341	14,371
	Jyske Bank A/S	378,475	13,811
	Topdanmark A/S	266,204	13,122
	FLSmidth & Co. A/S	312,804	12,474
*	ALK-Abello A/S	40,933	10,045
*,2	Netcompany Group A/S	204,717	9,757
	Rockwool International A/S Class B	39,836	9,446
	Dfds A/S	184,819	9,022
*	Drilling Co. of 1972 A/S	135,541	8,950
	Sydbank A/S	376,898	7,906
	Schouw & Co. A/S	78,501	6,599
*,^	Bavarian Nordic A/S	207,259	5,338
	Spar Nord Bank A/S	511,184	4,962
[2]	Scandinavian Tobacco Group A/S	390,770	4,765
*,^	NKT A/S	167,533	4,048

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Nilfisk Holding A/S	174,656	3,821
	Alm Brand A/S	394,947	3,508
	D/S Norden A/S	168,219	2,694
	Matas A/S	212,242	1,757
	Solar A/S Class B	33,118	1,487
*,^	Bang & Olufsen A/S	195,271	1,027
			1,929,551
Finland (1.0%)
	Kone Oyj Class B	2,466,427	161,275
	Nordea Bank Abp (XSTO)	19,008,564	153,783
	Sampo Oyj Class A	3,095,257	135,149
	Nokia Oyj	35,358,727	130,788
	UPM-Kymmene Oyj	3,362,142	116,648
	Neste Oyj	2,627,378	91,436
	Fortum Oyj	2,722,166	67,193
	Stora Enso Oyj	3,617,144	52,633
	Elisa Oyj	902,119	49,846
	Wartsila Oyj Abp	3,082,004	34,067
	Kesko Oyj Class B	423,152	29,952
	Orion Oyj Class B	642,377	29,750
	Huhtamaki Oyj	581,529	27,001
	Metso Oyj	674,491	26,646
	Nokian Renkaat Oyj	856,454	24,633
	Valmet Oyj	832,793	19,970
	Tieto Oyj	592,881	18,441
	Konecranes Oyj Class A	456,645	14,042
	Cargotec Oyj Class B	304,798	10,346
	Nordea Bank Abp (XHEL)	1,224,724	9,953
	Kemira Oyj	550,105	8,186
	Metsa Board Oyj	1,068,011	7,185
^	YIT Oyj	1,010,787	6,760
^	Outokumpu Oyj	1,893,972	5,969
*	Outotec Oyj	917,038	5,930
	Caverion Oyj	621,141	5,009
^	Citycon Oyj	467,317	4,910
	Sanoma Oyj	461,102	4,887
	Uponor Oyj	337,082	4,407
	Ahlstrom-Munksjo Oyj	239,563	3,848
	Cramo Oyj	257,767	3,829
	Raisio Oyj	705,858	2,692
*	F-Secure Oyj	650,171	2,222
	Finnair Oyj	327,294	2,161
	Oriola Oyj	814,256	1,851
			1,273,398
France (8.6%)
	TOTAL SA	15,226,532	844,932
	LVMH Moet Hennessy Louis Vuitton SE	1,571,319	732,166
	Sanofi	6,840,021	686,929
	Airbus SE	3,474,426	509,927
	BNP Paribas SA	6,825,826	405,716
	AXA SA	12,113,635	342,287
	Schneider Electric SE	3,307,407	339,804
	Vinci SA	2,932,465	326,601
	Safran SA	2,080,468	321,349
	Danone SA	3,773,620	313,385
	Kering SA	468,062	308,415
	EssilorLuxottica SA	1,852,190	283,167
	Pernod Ricard SA	1,334,668	238,823
	Air Liquide SA Loyalty Shares	1,259,463	178,556
	Orange SA	12,081,522	177,553
	Societe Generale SA	4,848,199	169,193
	Vivendi SA	5,095,690	147,559
	Hermes International	194,629	145,799

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	L'Oreal SA Loyalty Shares	491,714	145,404
	L'Oreal SA	471,136	139,319
	Legrand SA	1,685,520	137,647
	Dassault Systemes SE	831,503	137,137
	Cie Generale des Etablissements Michelin SCA	1,112,820	136,943
	Air Liquide SA	908,163	128,751
	Cie de Saint-Gobain	3,071,071	125,810
	Capgemini SE	979,531	119,802
	STMicroelectronics NV	3,982,509	107,451
*	L’Oreal SA	358,283	105,947
	Credit Agricole SA	7,231,902	105,234
*	Air Liquide SA Loyalty Shares 2021	652,591	92,519
	Teleperformance	364,413	89,033
	Veolia Environnement SA	3,163,615	84,179
	Peugeot SA	3,430,671	82,601
	Edenred	1,535,554	79,580
	Engie	4,330,276	70,143
	Thales SA	632,721	65,838
	TechnipFMC plc	2,881,950	61,950
	Publicis Groupe SA	1,355,286	61,451
	Carrefour SA	3,613,434	60,773
	Gecina SA	326,122	58,466
	Accor SA	1,196,018	56,140
	Bouygues SA	1,310,882	55,879
	Alstom SA	1,163,020	55,266
	Renault SA	1,156,390	54,914
	Eiffage SA	468,346	53,732
	Valeo SA	1,498,394	53,108
	Engie SA	3,237,841	52,448
	Atos SE	597,388	49,920
	Getlink SE	2,856,536	49,804
	Arkema SA	451,910	48,322
*,2	Worldline SA	667,479	47,318
	Klepierre SA	1,202,954	45,765
	Bureau Veritas SA	1,739,491	45,474
	Ingenico Group SA	388,366	42,246
*	L'Oreal SA Loyalty Shares 2020	141,562	41,861
	SCOR SE	990,470	41,695
*	Ubisoft Entertainment SA	575,790	39,893
^	Eurofins Scientific SE	70,816	39,341
	Engie Loyalty Shares 2021	2,400,527	38,885
	Orpea	281,880	36,164
	Aeroports de Paris	178,597	35,361
	Rubis SCA	573,082	35,265
	Suez	2,312,500	35,042
	Covivio	291,369	33,091
[2]	Euronext NV	385,932	31,546
	SES SA Class A	2,217,439	31,168
[2]	Amundi SA	358,258	28,172
	Bollore SA	6,231,014	27,229
	Rexel SA	1,908,302	25,382
	Sartorius Stedim Biotech	151,697	25,180
	Faurecia SE	462,844	25,127
	Natixis SA	5,312,898	23,667
	Altran Technologies SA	1,461,064	23,279
	BioMerieux	260,902	23,261
	Wendel SA	171,966	22,907
	Alten SA	178,247	22,538
	ICADE	202,641	22,065
	Elis SA (XPAR)	1,025,587	21,331
	Sodexo SA	174,318	20,676
	Sodexo SA ACT Loyalty Shares	169,171	20,066
	CNP Assurances	1,001,681	19,959
^	Iliad SA	150,365	19,558

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Dassault Aviation SA	14,731	19,331
	Ipsen SA	217,732	19,327
	Eutelsat Communications SA	1,170,563	19,073
^	Remy Cointreau SA	154,105	18,940
	Eurazeo SE	268,619	18,438
*	L’Oreal Loyalty Shares	55,941	16,542
^	Casino Guichard Perrachon SA	348,444	16,323
	Electricite de France SA	1,459,528	16,286
	Lagardere SCA	724,395	15,813
	SPIE SA	768,811	15,713
	Korian SA	316,584	14,924
*	Sodexo Loyalty Shares	125,433	14,878
*	CGG SA	4,477,116	14,656
	Air Liquide SA Loyalty Shares 2022	103,235	14,636
	Sopra Steria Group	90,248	14,576
	JCDecaux SA	457,526	14,137
*	SOITEC	129,302	13,651
*	Air France-KLM	1,219,023	13,599
	Nexity SA	270,259	13,584
	Gaztransport Et Technigaz SA	137,266	13,221
	Electricite de France SA Loyalty Shares	1,079,445	12,045
	Societe BIC SA	159,690	11,113
[2]	Elior Group SA	664,444	9,788
	Cie Plastic Omnium SA	348,451	9,785
	Imerys SA	229,358	9,736
	Nexans SA	183,722	8,990
	SEB SA Loyalty Shares	54,573	8,117
[2]	ALD SA	507,785	7,918
	SEB SA (XPAR)	53,325	7,915
	IPSOS	238,857	7,774
	Engie Loyalty Shares 2022	476,725	7,722
	Metropole Television SA	404,033	7,619
*	Virbac SA	27,117	7,209
	Coface SA	554,658	6,839
	Electricite de France SA Loyalty Shares 2021	586,841	6,548
	Altarea SCA	28,619	6,511
*	Fnac Darty SA	108,661	6,457
*,^	Vallourec SA	1,927,433	6,132
*	SEB SA Loyalty Shares 2021	41,119	6,116
	Television Francaise 1	665,578	5,548
	Sodexo SA Loyalty Shares 2022	45,442	5,390
	Trigano SA	50,615	5,357
	Mercialys SA	386,124	5,346
^	Akka Technologies	70,183	5,177
*	DBV Technologies SA	235,223	5,119
	Rothschild & Co.	176,461	5,091
	Quadient SAS	208,063	5,042
*,^	Genfit	232,704	4,654
*,2	Neoen SA	133,872	4,637
	Carmila SA	193,022	4,330
	Vicat SA	93,428	4,228
[2]	Maisons du Monde SA	276,000	4,019
	FFP	33,103	3,865
	Mersen SA	91,001	3,492
	LISI	101,732	3,429
	Tarkett SA	208,740	3,386
	Sodexo SA Loyalty Shares 2023	28,542	3,385
	Interparfums SA	80,028	3,326
^,2	Europcar Mobility Group	632,241	3,084
	Beneteau SA	235,248	2,862
^	Eramet	55,071	2,849
	Derichebourg SA	603,117	2,482
*	SEB SA Loyalty Shares 2020	15,997	2,379
	GL Events	81,920	2,216

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Bonduelle SCA	84,233	2,202
*	Albioma Loyalty Shares 2020	66,334	1,937
	Vilmorin & Cie SA	35,698	1,931
	Manitou BF SA	75,283	1,813
*,^	Technicolor SA	2,242,226	1,726
*,^,2	SMCP SA	147,150	1,565
	Pharmagest Inter@ctive	22,710	1,546
	Guerbet	33,254	1,540
*,^,2	X-Fab Silicon Foundries SE	319,844	1,498
	Albioma SA	50,122	1,464
	Jacquet Metal Service SA	84,366	1,464
	Groupe Crit	17,529	1,449
	Synergie SA	41,129	1,350
*	Albioma SA Loyalty Shares 2021	39,928	1,166
	AKWEL	50,714	1,147
	Etablissements Maurel et Prom SA	344,214	1,092
*	SEB SA	6,108	908
	Sodexo SA Loyalty Shares	6,158	730
	Boiron SA	15,337	627
*	Electricite de France	54,608	610
	Union Financiere de France BQE SA	18,589	413
*	Esso SA Francaise	12,846	329
*	Albioma Loyalty Shares	10,688	312
*,§	Bourbon Corp.	38,330	158
			10,789,836
Germany (7.2%)
	SAP SE	6,113,220	822,832
	Allianz SE	2,618,256	641,548
	Siemens AG	4,778,712	624,062
	Bayer AG	5,892,181	479,017
	BASF SE	5,778,811	435,358
	adidas AG	1,218,381	396,607
	Deutsche Telekom AG	20,368,204	332,862
	Daimler AG	5,088,093	281,293
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	908,802	268,182
	Deutsche Post AG	6,149,160	233,818
	Volkswagen AG Preference Shares	1,156,659	227,676
	Vonovia SE	3,422,815	183,838
	Deutsche Boerse AG	1,157,475	181,508
	Infineon Technologies AG	7,853,236	177,440
	Bayerische Motoren Werke AG	2,026,022	165,944
	E.ON SE	13,678,366	146,180
	Fresenius SE & Co. KGaA	2,564,598	144,320
	Henkel AG & Co. KGaA Preference Shares	1,093,402	112,950
	RWE AG	3,616,595	110,820
	Deutsche Bank AG	12,898,542	99,945
	Fresenius Medical Care AG & Co. KGaA	1,319,494	97,152
	Merck KGaA	816,814	96,298
	MTU Aero Engines AG	326,141	92,926
	Deutsche Wohnen SE	2,255,388	91,742
	Continental AG	681,994	88,135
^	Wirecard AG	721,316	86,392
	Symrise AG Class A	796,694	83,740
	Beiersdorf AG	629,135	75,128
	Hannover Rueck SE	378,451	72,971
	Porsche Automobil Holding SE Preference Shares	967,209	71,766
	HeidelbergCement AG	937,075	68,093
	Henkel AG & Co. KGaA	648,689	60,972
*,2	Delivery Hero SE	694,494	55,045
	Brenntag AG	978,006	53,064
	LEG Immobilien AG	433,510	51,196
	Aroundtown SA	5,590,805	50,216
[2]	Covestro AG	1,075,514	50,044
*,2	Zalando SE	940,177	47,413

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	QIAGEN NV	1,387,578	47,280
	Sartorius AG Preference Shares	215,657	46,099
[2]	Scout24 AG	678,568	44,903
	Uniper SE	1,233,670	40,775
	Commerzbank AG	6,571,543	40,586
	Puma SE	515,964	39,565
[2]	Siemens Healthineers AG	821,356	39,374
^	thyssenkrupp AG	2,929,640	39,366
	Volkswagen AG	199,806	38,700
	LANXESS AG	528,582	35,491
	GEA Group AG	1,046,597	34,642
	Evonik Industries AG	1,045,373	31,928
	Rheinmetall AG	270,958	31,069
	Knorr-Bremse AG	303,976	30,901
	KION Group AG	446,094	30,677
	Carl Zeiss Meditec AG	230,861	29,349
*	MorphoSys AG	198,361	28,060
	Deutsche Lufthansa AG	1,501,446	27,583
	United Internet AG	733,399	24,018
	Bechtle AG	171,566	23,956
	CTS Eventim AG & Co. KGaA	370,300	23,234
	OSRAM Licht AG	465,796	23,162
*	Dialog Semiconductor plc	445,740	22,638
	Nemetschek SE	339,316	22,354
	Bayerische Motoren Werke AG Preference Shares	358,090	22,045
	Fuchs Petrolub SE Preference Shares	440,222	21,872
*,^	Evotec SE	836,069	21,555
	TAG Immobilien AG	792,194	19,675
	Fraport AG Frankfurt Airport Services Worldwide	225,435	19,136
	alstria office REIT AG	1,005,798	18,892
	ProSiebenSat.1 Media SE	1,209,518	18,824
	HUGO BOSS AG	387,488	18,756
	TLG Immobilien AG	580,707	18,475
	Freenet AG	802,697	18,381
*	HelloFresh SE	873,151	18,199
	METRO AG	1,066,535	17,162
^	GRENKE AG	165,070	17,033
	Grand City Properties SA	698,730	16,770
	Rational AG	20,903	16,746
	HOCHTIEF AG	125,625	15,994
	Hella GmbH & Co. KGaA	281,515	15,557
	Gerresheimer AG	197,249	15,256
^	K&S AG	1,212,854	15,104
[2]	Hapag-Lloyd AG	170,951	14,628
	Aurubis AG	228,633	13,977
	Siltronic AG	130,944	13,156
	Aareal Bank AG	379,137	12,845
[2]	Deutsche Pfandbriefbank AG	785,680	12,796
	Stroeer SE & Co. KGaA	155,198	12,504
	Fielmann AG	154,139	12,441
	CANCOM SE	207,430	12,189
	Telefonica Deutschland Holding AG	4,201,621	12,189
*	Varta AG	88,571	12,007
	Talanx AG	242,488	12,001
	RTL Group SA	241,473	11,898
	Software AG	308,280	10,734
	Duerr AG	308,150	10,508
	Stabilus SA	154,287	10,465
	CompuGroup Medical SE	142,553	10,167
*,2	Rocket Internet SE	401,760	9,931
	Deutsche EuroShop AG	324,628	9,614
	FUCHS PETROLUB SE	209,809	9,384
[2]	Befesa SA	213,664	9,083
	Jenoptik AG	318,389	9,060

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Suedzucker AG	492,264	9,017
*	Hypoport AG	24,850	8,767
	Norma Group SE	200,664	8,516
*	Traton SE	312,024	8,349
	Sixt SE Preference Shares	109,772	7,986
	Sixt SE	79,088	7,931
	TUI AG (XETR)	619,858	7,897
[2]	DWS Group GmbH & Co. KGaA	214,214	7,606
^	S&T AG	314,608	7,467
^	1&1 Drillisch AG	291,758	7,451
	Pfeiffer Vacuum Technology AG	40,681	7,251
	Jungheinrich AG Preference Shares	300,107	7,208
	Wacker Chemie AG	93,550	7,068
*	CECONOMY AG	1,125,935	6,807
	Bilfinger SE	176,168	6,805
	Krones AG	90,246	6,800
^	RIB Software SE	263,606	6,647
^,2	ADO Properties SA	182,512	6,573
*	AIXTRON SE	656,456	6,268
*,^	Encavis AG	583,204	6,121
	PATRIZIA AG	270,938	6,039
	New Work SE	17,874	5,850
*	Nordex SE	428,762	5,742
	Salzgitter AG	246,350	5,438
	Schaeffler AG Preference Shares	472,764	5,104
	Indus Holding AG	115,348	5,010
	DIC Asset AG	279,119	4,974
	Deutz AG	751,352	4,676
	Isra Vision AG	100,221	4,360
	KWS Saat SE & Co. KGaA	64,051	4,144
	Hamburger Hafen und Logistik AG	148,344	4,068
	Washtec AG	64,372	3,872
	Hornbach Holding AG & Co. KGaA	53,184	3,846
*,^	zooplus AG	38,477	3,675
	Dermapharm Holding SE	71,965	3,204
	Deutsche Beteiligungs AG	71,593	3,163
	Kloeckner & Co. SE	445,002	3,133
	Wacker Neuson SE	157,322	3,002
	Takkt AG	204,076	2,875
	Draegerwerk AG & Co. KGaA Preference Shares	45,810	2,853
	BayWa AG	88,778	2,802
^	Corestate Capital Holding SA	64,565	2,717
^	Koenig & Bauer AG	84,954	2,654
	Wuestenrot & Wuerttembergische AG	118,815	2,578
	comdirect bank AG	175,675	2,562
	RHOEN-KLINIKUM AG	123,636	2,418
*,^	Leoni AG	199,397	2,298
*,^	Heidelberger Druckmaschinen AG	1,746,471	2,245
	Vossloh AG	53,124	2,202
*	SMA Solar Technology AG	56,422	2,178
	Bertrandt AG	29,728	1,871
*,^	ElringKlinger AG	170,712	1,561
*,^	SGL Carbon SE	292,491	1,549
	CropEnergies AG	122,275	1,506
	Draegerwerk AG & Co. KGaA	2,193	97

			9,006,013
Hong Kong (3.1%)
	AIA Group Ltd.	76,341,877	802,961
	Hong Kong Exchanges & Clearing Ltd.	7,945,478	258,131
	CK Hutchison Holdings Ltd.	16,903,936	161,187
	Link REIT	13,293,784	140,834
	Sun Hung Kai Properties Ltd.	8,960,993	137,237
	CK Asset Holdings Ltd.	16,963,559	122,413
	Hong Kong & China Gas Co. Ltd.	62,262,421	121,653

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	CLP Holdings Ltd.	10,370,955	108,868
	Galaxy Entertainment Group Ltd.	13,491,041	99,316
	Hang Seng Bank Ltd.	4,568,625	94,433
	Sands China Ltd.	15,139,936	80,894
	BOC Hong Kong Holdings Ltd.	22,596,074	78,441
	Jardine Matheson Holdings Ltd.	1,344,008	74,791
	China Mengniu Dairy Co. Ltd.	16,828,845	68,074
	Techtronic Industries Co. Ltd.	7,852,187	64,087
	Power Assets Holdings Ltd.	8,645,834	63,250
[2]	WH Group Ltd.	53,062,738	54,865
	MTR Corp. Ltd.	9,006,464	53,224
	New World Development Co. Ltd.	36,054,812	49,422
	Wharf Real Estate Investment Co. Ltd.	7,684,260	46,886
	Hongkong Land Holdings Ltd.	7,328,684	42,155
	Henderson Land Development Co. Ltd.	8,174,045	40,110
	AAC Technologies Holdings Inc.	4,307,213	37,602
	Jardine Strategic Holdings Ltd.	1,143,699	35,075
	Wheelock & Co. Ltd.	5,163,162	34,419
	Want Want China Holdings Ltd.	34,406,109	32,138
	Lenovo Group Ltd.	46,678,000	31,347
	Swire Pacific Ltd. Class A	3,147,822	29,242
*	Semiconductor Manufacturing International Corp.	19,069,572	29,213
	Sino Land Co. Ltd.	20,090,721	29,162
	Hang Lung Properties Ltd.	12,856,388	28,229
	CK Infrastructure Holdings Ltd.	3,924,904	27,932
	ASM Pacific Technology Ltd.	1,922,019	26,678
*,2	Budweiser Brewing Co. APAC Ltd.	7,432,775	25,097
	Wynn Macau Ltd.	9,216,405	22,710
	Swire Properties Ltd.	6,656,167	22,051
	Tingyi Cayman Islands Holding Corp.	11,669,728	19,917
[2]	Samsonite International SA	8,112,887	19,514
	Wharf Holdings Ltd.	7,676,699	19,512
	Vitasoy International Holdings Ltd.	5,100,482	18,503
	Bank of East Asia Ltd.	7,946,450	17,741
	Sun Art Retail Group Ltd.	13,838,465	16,792
	Xinyi Glass Holdings Ltd.	12,624,622	16,727
	NagaCorp Ltd.	9,430,432	16,470
	PCCW Ltd.	26,313,015	15,569
	Minth Group Ltd.	4,384,424	15,482
	Xinyi Solar Holdings Ltd.	21,280,196	15,120
	Hysan Development Co. Ltd.	3,840,455	15,059
	Melco International Development Ltd.	4,895,639	13,754
	Hang Lung Group Ltd.	5,513,455	13,639
	SJM Holdings Ltd.	11,860,928	13,506
[2]	BOC Aviation Ltd.	1,318,507	13,410
	Yue Yuen Industrial Holdings Ltd.	4,477,373	13,214
	PRADA SPA	3,191,655	13,194
	NWS Holdings Ltd.	8,963,035	12,562
	Kerry Properties Ltd.	3,751,684	11,916
	Dairy Farm International Holdings Ltd.	1,883,931	10,757
	VTech Holdings Ltd.	1,003,925	9,922
	Fortune REIT	8,437,044	9,844
	United Energy Group Ltd.	47,473,171	9,609
	SITC International Holdings Co. Ltd.	7,399,863	9,031
	Swire Pacific Ltd. Class B	6,031,318	9,030
	HKBN Ltd.	4,905,252	8,225
	Champion REIT	12,366,568	8,172
	MGM China Holdings Ltd.	4,654,983	7,602
	Uni-President China Holdings Ltd.	7,189,968	7,554
	Shangri-La Asia Ltd.	6,996,920	7,309
	L'Occitane International SA	2,836,414	6,719
	Man Wah Holdings Ltd.	9,378,715	6,681
	Chow Tai Fook Jewellery Group Ltd.	6,597,173	6,311
	Luk Fook Holdings International Ltd.	2,142,780	6,184

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Kerry Logistics Network Ltd.	3,481,362	5,979
^	Cathay Pacific Airways Ltd.	3,883,272	5,741
	Pacific Basin Shipping Ltd.	26,413,148	5,563
	Shun Tak Holdings Ltd.	11,581,451	5,530
	First Pacific Co. Ltd.	14,913,867	5,071
	Johnson Electric Holdings Ltd.	2,174,975	4,947
	Cafe de Coral Holdings Ltd.	2,084,109	4,937
	Shui On Land Ltd.	21,597,514	4,746
	Shougang Fushan Resources Group Ltd.	21,933,315	4,737
	Haitong International Securities Group Ltd.	15,510,461	4,717
	Nexteer Automotive Group Ltd.	5,185,943	4,700
	Towngas China Co. Ltd.	6,672,958	4,622
	Gemdale Properties & Investment Corp. Ltd.	33,423,776	4,421
	K Wah International Holdings Ltd.	7,866,451	4,391
	Stella International Holdings Ltd.	2,661,000	4,273
*	MMG Ltd.	14,165,883	4,256
	Sunlight REIT	6,577,365	4,255
	Pou Sheng International Holdings Ltd.	13,263,071	4,184
	Li & Fung Ltd.	37,595,386	4,103
	IGG Inc.	5,412,937	3,997
	Asia Cement China Holdings Corp.	2,654,000	3,965
*,^,2	Razer Inc.	22,420,723	3,661
	Value Partners Group Ltd.	5,789,807	3,569
*,^	FIH Mobile Ltd.	18,188,100	3,525
^	Guotai Junan International Holdings Ltd.	19,483,667	3,451
	Dah Sing Financial Holdings Ltd.	873,524	3,443
	CITIC Telecom International Holdings Ltd.	9,240,595	3,368
	Lifestyle International Holdings Ltd.	2,888,383	3,314
^	Microport Scientific Corp.	2,747,904	3,258
	Road King Infrastructure Ltd.	1,623,105	3,144
	Prosperity REIT	7,963,063	3,118
	Far East Consortium International Ltd.	6,347,763	3,102
*,^	COFCO Meat Holdings Ltd.	10,544,876	2,991
	Dah Sing Banking Group Ltd.	2,219,092	2,968
	China Travel International Investment Hong Kong Ltd.	16,502,841	2,924
	Television Broadcasts Ltd.	1,828,399	2,874
*,^	Suncity Group Holdings Ltd.	13,220,000	2,697
	SUNeVision Holdings Ltd.	3,654,000	2,471
	Chinese Estates Holdings Ltd.	2,946,053	2,333
*,^	Esprit Holdings Ltd.	11,385,990	2,295
	China Harmony New Energy Auto Holding Ltd.	4,490,818	2,259
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,714,009	2,244
	Dynam Japan Holdings Co. Ltd.	1,677,081	2,191
	Pacific Textiles Holdings Ltd.	3,165,430	2,174
	VSTECS Holdings Ltd.	4,188,000	2,153
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,425,000	2,151
	Giordano International Ltd.	6,959,213	2,098
[2]	FIT Hon Teng Ltd.	6,211,814	2,090
^	United Laboratories International Holdings Ltd.	2,867,654	2,090
^	Canvest Environmental Protection Group Co. Ltd.	4,505,821	2,083
	Huabao International Holdings Ltd.	5,311,030	1,950
	SmarTone Telecommunications Holdings Ltd.	2,368,848	1,824
^,§	Town Health International Medical Group Ltd.	20,414,000	1,801
	Chow Sang Sang Holdings International Ltd.	1,433,542	1,784
*,^	We Solutions Ltd.	24,925,041	1,728
	Sun Hung Kai & Co. Ltd.	3,373,891	1,607
[2]	IMAX China Holding Inc.	725,210	1,530
^	Sa Sa International Holdings Ltd.	6,762,431	1,527
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,408,533	1,494
	Anton Oilfield Services Group	12,952,652	1,486
^,2	Regina Miracle International Holdings Ltd.	2,304,993	1,467
	Inspur International Ltd.	3,552,253	1,458
^	NOVA Group Holdings Ltd.	7,035,000	1,402
[2]	Crystal International Group Ltd.	3,398,288	1,401

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Truly International Holdings Ltd.	9,135,276	1,350
*,§	Convoy Global Holdings Ltd.	62,200,399	1,333
*,^	Macau Legend Development Ltd.	9,228,847	1,291
	Ju Teng International Holdings Ltd.	4,939,147	1,261
*	Goodbaby International Holdings Ltd.	5,136,542	1,141
^	Agritrade Resources Ltd.	14,695,000	1,094
*,^	Hong Kong Television Network Ltd.	2,463,385	1,082
*,^	HC Group Inc.	3,476,594	1,036
*,^	Digital Domain Holdings Ltd.	110,272,403	1,004
*	G-Resources Group Ltd.	130,204,837	969
	Singamas Container Holdings Ltd.	8,626,229	952
[2]	CGN New Energy Holdings Co. Ltd.	6,478,299	923
	Texwinca Holdings Ltd.	3,719,015	921
*	Honghua Group Ltd.	12,907,067	878
	Lee's Pharmaceutical Holdings Ltd.	1,502,214	852
*,^	Lifestyle China Group Ltd.	2,624,750	808
*	NewOcean Energy Holdings Ltd.	5,288,518	800
*	China Silver Group Ltd.	7,292,857	777
*	GCL New Energy Holdings Ltd.	37,854,541	768
*	China LNG Group Ltd.	9,303,799	633
	BOE Varitronix Ltd.	1,848,084	598
	Emperor Capital Group Ltd.	22,734,249	551
*	New World Department Store China Ltd.	3,151,539	550
*	Beijing Enterprises Medical & Health Group Ltd.	28,203,608	543
	Glory Sun Financial Group Ltd.	12,735,219	490
	Henderson Investment Ltd.	6,014,837	479
	EVA Precision Industrial Holdings Ltd.	6,277,277	471
	Shenwan Hongyuan HK Ltd.	2,523,758	405
*	Parkson Retail Group Ltd.	4,548,123	373
*,^	KuangChi Science Ltd.	10,027,510	367
	Emperor Watch & Jewellery Ltd.	17,347,004	350
*,§	Camsing International Holding Ltd.	2,274,000	338
*,^	Global Brands Group Holding Ltd.	3,620,865	297
*,§	Brightoil Petroleum Holdings Ltd.	10,098,301	259
*,^	Future World Financial Holdings Ltd.	49,962,251	244
	Chong Hing Bank Ltd.	123,430	210
*,^	Beijing Sports and Entertainment Industry Group Ltd.	5,185,000	166
*	China Strategic Holdings Ltd.	33,054,224	149
*,§	China Baoli Technologies Holdings Ltd.	10,554,643	134
*	Sunshine Oilsands Ltd.	14,348,287	97
*	Mei Ah Entertainment Group Ltd.	2,479,482	58
	Nan Hai Corp. Ltd.	2,156,426	29
*	Panda Green Energy Group Ltd.	468,314	12
			3,837,354
Ireland (0.2%)
	Kerry Group plc Class A	919,319	114,714
	Kingspan Group plc	948,157	58,059
	CRH plc (XDUB)	886,240	35,546
	Bank of Ireland Group plc	5,809,074	31,971
	AIB Group plc	4,978,650	17,393
	Glanbia plc (XDUB)	1,242,160	14,327
	C&C Group plc (XDUB)	1,900,382	10,233
	Hibernia REIT plc	4,341,986	6,879
	Dalata Hotel Group plc	1,163,124	6,723
	Cairn Homes plc (XLON)	4,113,162	5,845
	Irish Continental Group plc	1,024,684	5,549
*	Permanent TSB Group Holdings plc	690,650	889
	Cairn Homes plc (XDUB)	434,526	616
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			308,744
Israel (0.5%)
	Bank Leumi Le-Israel BM	9,229,877	67,313
*	Nice Ltd.	393,705	61,048
*	Teva Pharmaceutical Industries Ltd.	6,039,924	58,882

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Bank Hapoalim BM	6,848,804	56,878
	Israel Discount Bank Ltd. Class A	7,386,853	34,306
	Elbit Systems Ltd.	154,070	24,006
	Mizrahi Tefahot Bank Ltd.	820,689	21,891
	Israel Chemicals Ltd.	4,355,474	20,569
	Azrieli Group Ltd.	230,922	16,916
*	Tower Semiconductor Ltd.	670,371	16,101
*	Industrial Buildings Corp. Ltd.	4,180,445	11,423
*	Bezeq The Israeli Telecommunication Corp. Ltd.	12,787,692	10,299
	Alony Hetz Properties & Investments Ltd.	649,894	10,285
	First International Bank Of Israel Ltd.	323,479	9,369
	Paz Oil Co. Ltd.	64,444	9,139
*	Airport City Ltd.	453,630	8,527
	Strauss Group Ltd.	258,930	7,949
	Reit 1 Ltd.	1,113,641	6,667
*	Nova Measuring Instruments Ltd.	172,319	6,570
	Melisron Ltd.	102,501	6,553
	Gazit-Globe Ltd.	556,244	6,165
	Amot Investments Ltd.	835,605	6,071
	Shikun & Binui Ltd.	1,249,224	5,751
	Harel Insurance Investments & Financial Services Ltd.	695,302	5,437
	Delek Group Ltd.	31,775	4,840
*	Fattal Holdings 1998 Ltd.	29,153	4,753
*	Israel Corp. Ltd.	22,743	4,736
	Electra Ltd.	10,570	4,702
	Oil Refineries Ltd.	9,323,609	4,688
	Phoenix Holdings Ltd.	743,444	4,499
	Shufersal Ltd.	683,454	4,357
	Shapir Engineering and Industry Ltd.	685,858	4,196
	Matrix IT Ltd.	199,720	4,025
*	Clal Insurance Enterprises Holdings Ltd.	240,013	3,612
	Sella Capital Real Estate Ltd.	1,225,601	3,600
	FIBI Holdings Ltd.	105,736	3,580
	Hilan Ltd.	87,200	3,515
	Sapiens International Corp. NV	153,507	3,475
	Bayside Land Corp.	4,434	3,411
*	AFI Properties Ltd.	77,340	3,216
	AudioCodes Ltd.	123,869	3,196
	Formula Systems 1985 Ltd.	46,701	3,179
*	Isracard Ltd.	835,226	3,125
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	45,797	2,635
	Big Shopping Centers Ltd.	26,422	2,569
*	Partner Communications Co. Ltd.	547,031	2,439
	Kenon Holdings Ltd.	102,508	2,192
	Menora Mivtachim Holdings Ltd.	135,267	1,979
	Migdal Insurance & Financial Holding Ltd.	1,919,311	1,815
	IDI Insurance Co. Ltd.	44,712	1,632
*	Allot Ltd.	186,059	1,590
	Delta Galil Industries Ltd.	56,125	1,531
	Delek Automotive Systems Ltd.	226,164	1,455
*	Brack Capital Properties NV	14,032	1,438
	Gilat Satellite Networks Ltd.	174,451	1,380
*	Kamada Ltd.	191,190	1,314
	Naphtha Israel Petroleum Corp. Ltd.	209,361	1,253
*	Cellcom Israel Ltd. (Registered)	377,206	1,202
*	Teva Pharmaceutical Industries Ltd. ADR	121,682	1,192
	Norstar Holdings Inc.	54,785	1,174
	Property & Building Corp. Ltd.	5,883	627
			592,237
Italy (2.2%)
	Enel SPA	49,049,680	389,644
	Intesa Sanpaolo SPA (Registered)	94,394,800	248,655
	Eni SPA	15,791,604	245,264
	UniCredit SPA	14,100,750	206,111

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Assicurazioni Generali SPA	8,098,414	167,191
	Ferrari NV	775,938	128,834
	Fiat Chrysler Automobiles NV	6,942,612	102,935
	Snam SPA	14,385,505	75,636
	Atlantia SPA	3,103,422	72,431
	CNH Industrial NV	6,233,428	68,443
	Terna Rete Elettrica Nazionale SPA	8,888,693	59,447
	Mediobanca Banca di Credito Finanziario SPA	5,055,078	55,659
	Moncler SPA	1,149,801	51,750
	EXOR NV	656,852	50,927
	FinecoBank Banca Fineco SPA	3,843,488	46,106
*	Telecom Italia SPA (Registered)	67,095,864	41,902
	Prysmian SPA	1,579,232	38,122
	Tenaris SA	2,951,059	33,435
[2]	Poste Italiane SPA	2,881,797	32,746
	Davide Campari-Milano SPA	3,500,747	31,988
	Leonardo SPA	2,448,289	28,712
	Recordati SPA	605,463	25,523
	Telecom Italia SPA (Bearer)	38,009,696	23,278
	Hera SPA	5,116,837	22,412
*,2	Nexi SPA	1,572,354	21,843
*	Banco BPM SPA	9,494,078	21,608
	Amplifon SPA	748,280	21,535
	Unione di Banche Italiane SPA	6,059,038	19,806
	Italgas SPA	3,073,528	18,791
	DiaSorin SPA	141,298	18,299
	Azimut Holding SPA	759,734	18,153
	A2A SPA	9,617,315	18,060
	Banca Mediolanum SPA	1,811,830	18,004
*	Saipem SPA	3,539,031	17,308
	Unipol Gruppo SPA	3,008,831	17,274
	Interpump Group SPA	499,009	15,807
[2]	Pirelli & C SPA	2,729,935	15,756
[2]	Infrastrutture Wireless Italiane SPA	1,513,411	14,812
	Iren SPA	4,176,583	12,954
	BPER Banca	2,451,498	12,335
^	Freni Brembo SPA	924,336	11,476
	Cerved Group SPA	1,171,010	11,427
	Banca Generali SPA	351,256	11,419
	Buzzi Unicem SPA	430,654	10,856
	UnipolSai Assicurazioni SPA	3,652,820	10,624
	Reply SPA	129,213	10,072
[2]	Enav SPA	1,603,285	9,568
^	IMA Industria Macchine Automatiche SPA	131,250	9,439
[2]	Technogym SPA	695,360	9,050
	Salvatore Ferragamo SPA	424,566	8,936
[2]	Anima Holding SPA	1,727,954	8,929
	De' Longhi SPA	401,251	8,491
	Autogrill SPA	792,168	8,293
	Societa Cattolica di Assicurazioni SC	995,079	8,122
	Brunello Cucinelli SPA	209,639	7,427
	ERG SPA	339,949	7,331
	Banca Popolare di Sondrio SCPA	2,772,946	6,557
	ASTM SPA	211,375	6,392
*,^	Mediaset SPA	1,948,044	5,818
	Societa Iniziative Autostradali e Servizi SPA	344,536	5,777
	ACEA SPA	276,714	5,726
	Saras SPA	3,412,474	5,492
	Tamburi Investment Partners SPA	645,171	4,935
	MARR SPA	201,212	4,597
*,^	Juventus Football Club SPA	3,061,428	4,284
[2]	RAI Way SPA	594,307	4,087
[2]	Banca Farmafactoring SPA	670,533	4,016
[2]	Carel Industries SPA	255,700	3,977

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market Value
		Shares	($000)
[2]	doValue SPA	280,394	3,866
	Falck Renewables SPA	712,701	3,809
	Buzzi Unicem SPA Saving Shares	237,595	3,690
^	Tod's SPA	79,571	3,679
	Piaggio & C SPA	1,044,916	3,222
^	Fincantieri SPA	2,789,373	2,882
	Zignago Vetro SPA	200,048	2,850
	Credito Emiliano SPA	459,099	2,675
	Danieli & C Officine Meccaniche SPA Saving Shares	235,975	2,673
^	Maire Tecnimont SPA	948,680	2,635
*,^	Banca Monte dei Paschi di Siena SPA	1,657,724	2,603
	Banca IFIS SPA	160,966	2,530
*,^	Salini Impregilo SPA	1,390,794	2,505
	Italmobiliare SPA	91,544	2,479
^	Datalogic SPA	125,150	2,369
*,^,2	OVS SPA	1,020,227	2,298
	Immobiliare Grande Distribuzione SIIQ SPA	311,480	2,166
	Cementir Holding NV	279,567	2,109
	CIR-Compagnie Industriali Riunite SPA	1,725,458	2,108
*	Arnoldo Mondadori Editore SPA	790,471	1,828
	Danieli & C Officine Meccaniche SPA	78,234	1,439
	Biesse SPA	78,443	1,307
	Cairo Communication SPA	407,583	1,243
	DeA Capital SPA	540,849	887
	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	842
^	Geox SPA	460,767	611
			2,803,919
Japan (21.7%)
	Toyota Motor Corp.	15,494,579	1,091,771
	Sony Corp.	7,749,484	526,172
	SoftBank Group Corp.	10,220,066	443,725
	Mitsubishi UFJ Financial Group Inc.	78,704,614	425,504
	Keyence Corp.	1,136,274	398,990
	Takeda Pharmaceutical Co. Ltd.	8,619,031	340,902
	KDDI Corp.	10,791,158	321,969
	Honda Motor Co. Ltd.	10,984,519	310,879
	Recruit Holdings Co. Ltd.	8,072,588	302,362
	Sumitomo Mitsui Financial Group Inc.	8,185,686	302,341
	Shin-Etsu Chemical Co. Ltd.	2,511,592	276,208
	Nintendo Co. Ltd.	672,565	268,999
	Daiichi Sankyo Co. Ltd.	4,008,133	264,714
	Mizuho Financial Group Inc.	160,122,108	246,655
	Hitachi Ltd.	5,833,169	246,135
	Kao Corp.	2,962,482	244,331
	Daikin Industries Ltd.	1,672,023	235,905
	Tokio Marine Holdings Inc.	4,152,562	232,497
	Central Japan Railway Co.	1,139,083	229,034
	FANUC Corp.	1,212,135	223,839
	Hoya Corp.	2,319,276	221,403
	Murata Manufacturing Co. Ltd.	3,594,420	221,232
	Mitsubishi Corp.	7,765,067	205,707
	East Japan Railway Co.	2,277,829	205,601
	Tokyo Electron Ltd.	939,957	205,221
	Astellas Pharma Inc.	11,909,053	203,287
	NTT DOCOMO Inc.	7,245,201	201,823
	Nidec Corp.	1,469,261	200,677
	ITOCHU Corp.	8,567,434	198,565
	Fast Retailing Co. Ltd.	325,178	193,180
	Nippon Telegraph & Telephone Corp.	7,633,942	192,938
	Mitsui & Co. Ltd.	10,660,167	189,490
	Seven & i Holdings Co. Ltd.	4,864,114	178,296
^	Canon Inc.	6,383,722	174,713
	Shiseido Co. Ltd.	2,447,581	173,803
	Mitsubishi Electric Corp.	12,449,984	169,515

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

	Shares	Market Value ($000)
Japan Tobacco Inc.	7,467,331	166,496
SMC Corp.	362,965	165,990
Oriental Land Co. Ltd.	1,186,310	161,862
Mitsui Fudosan Co. Ltd.	5,928,413	144,890
Terumo Corp.	4,084,314	144,888
Mitsubishi Estate Co. Ltd.	7,312,014	139,914
Komatsu Ltd.	5,766,258	138,399
Softbank Corp.	10,131,228	135,857
Bridgestone Corp.	3,634,513	135,023
ORIX Corp.	8,095,145	134,148
Kyocera Corp.	1,934,064	131,818
Denso Corp.	2,863,889	129,340
Daiwa House Industry Co. Ltd.	4,091,215	126,651
Panasonic Corp.	13,438,654	126,044
Chugai Pharmaceutical Co. Ltd.	1,364,303	125,646
Eisai Co. Ltd.	1,665,620	124,632
Otsuka Holdings Co. Ltd.	2,641,115	117,726
Dai-ichi Life Holdings Inc.	6,910,772	113,891
Fujitsu Ltd.	1,207,807	113,601
Suzuki Motor Corp.	2,710,284	113,133
Kirin Holdings Co. Ltd.	5,075,804	110,787
Asahi Group Holdings Ltd.	2,400,428	109,509
Shionogi & Co. Ltd.	1,767,672	109,351
Secom Co. Ltd.	1,220,484	108,919
FUJIFILM Holdings Corp.	2,280,518	108,908
Kubota Corp.	6,929,802	108,820
Sumitomo Corp.	7,062,889	104,908
Olympus Corp.	6,656,788	102,599
Nomura Holdings Inc.	19,847,630	102,132
MS&AD Insurance Group Holdings Inc.	3,049,542	100,661
West Japan Railway Co.	1,148,265	99,318
Subaru Corp.	3,861,331	95,645
Toshiba Corp.	2,786,572	94,581
Aeon Co. Ltd.	4,415,233	91,114
Sumitomo Mitsui Trust Holdings Inc.	2,303,579	91,063
Asahi Kasei Corp.	7,836,324	87,990
Sumitomo Realty & Development Co. Ltd.	2,490,775	86,902
JXTG Holdings Inc.	18,907,709	85,814
TDK Corp.	755,590	84,913
Sompo Holdings Inc.	2,149,997	84,430
Unicharm Corp.	2,436,375	82,270
Sysmex Corp.	1,192,793	81,211
M3 Inc.	2,656,829	80,118
Shimano Inc.	493,379	80,041
Japan Post Holdings Co. Ltd.	8,372,657	78,740
Sekisui House Ltd.	3,639,906	77,730
Nippon Steel Corp.	5,140,738	77,486
Bandai Namco Holdings Inc.	1,229,970	74,822
Nitori Holdings Co. Ltd.	468,872	74,012
Marubeni Corp.	9,866,877	72,900
Sumitomo Electric Industries Ltd.	4,754,281	71,401
Nissan Motor Co. Ltd.	12,161,608	70,473
Advantest Corp.	1,248,587	70,418
Mitsubishi Heavy Industries Ltd.	1,798,194	69,728
Omron Corp.	1,194,195	69,607
Yahoo Japan Corp.	16,391,598	69,207
NEC Corp.	1,572,028	65,058
Tokyo Gas Co. Ltd.	2,673,159	64,955
Toray Industries Inc.	9,551,563	64,717
Chubu Electric Power Co. Inc.	4,410,194	62,342
Ono Pharmaceutical Co. Ltd.	2,703,698	61,726
Yaskawa Electric Corp.	1,635,672	61,617
Kintetsu Group Holdings Co. Ltd.	1,130,828	61,336
Resona Holdings Inc.	13,729,621	59,841

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Mitsubishi Chemical Holdings Corp.	8,016,194	59,730
	Inpex Corp.	5,758,357	59,655
	Japan Exchange Group Inc.	3,384,970	59,593
	Hankyu Hanshin Holdings Inc.	1,378,598	58,970
	Toyota Industries Corp.	1,008,766	58,044
	Tokyu Corp.	3,105,558	57,430
	MEIJI Holdings Co. Ltd.	848,113	57,316
	Obic Co. Ltd.	422,655	56,932
	Kikkoman Corp.	1,151,833	56,388
	Yamaha Corp.	996,990	55,277
	Nitto Denko Corp.	982,444	55,241
	MINEBEA MITSUMI Inc.	2,617,616	54,070
	Pan Pacific International Holdings Corp.	3,210,366	53,264
	Kansai Electric Power Co. Inc.	4,589,654	53,170
	NTT Data Corp.	3,968,781	53,078
	Shimadzu Corp.	1,696,324	53,049
	Makita Corp.	1,535,211	53,018
	Taisei Corp.	1,263,571	52,338
	Ajinomoto Co. Inc.	3,078,445	51,248
	Daito Trust Construction Co. Ltd.	409,339	50,585
	Nippon Paint Holdings Co. Ltd.	974,312	50,159
	Toyota Tsusho Corp.	1,407,684	49,449
	Dai Nippon Printing Co. Ltd.	1,827,746	49,436
	Sumitomo Metal Mining Co. Ltd.	1,493,380	48,087
	Daiwa Securities Group Inc.	9,507,525	47,998
	Osaka Gas Co. Ltd.	2,483,964	47,501
	Dentsu Inc.	1,372,878	47,304
	Obayashi Corp.	4,243,659	47,133
	Tobu Railway Co. Ltd.	1,298,702	47,014
	Ricoh Co. Ltd.	4,286,643	46,645
	Odakyu Electric Railway Co. Ltd.	1,925,056	44,910
	Rohm Co. Ltd.	551,706	44,020
	Keio Corp.	723,686	43,790
	T&D Holdings Inc.	3,446,451	43,583
	MISUMI Group Inc.	1,747,379	43,248
	Sumitomo Chemical Co. Ltd.	9,493,370	43,105
	Santen Pharmaceutical Co. Ltd.	2,246,193	42,775
	Yakult Honsha Co. Ltd.	773,551	42,632
	Rakuten Inc.	4,976,628	42,516
*	Tokyo Electric Power Co. Holdings Inc.	9,832,694	42,089
	AGC Inc.	1,163,379	41,600
	JFE Holdings Inc.	3,233,228	41,487
	Idemitsu Kosan Co. Ltd.	1,497,993	41,392
	Disco Corp.	174,588	40,998
	Aisin Seiki Co. Ltd.	1,086,673	40,250
	Takeda Pharmaceutical Co. Ltd. ADR	1,999,907	39,458
	TOTO Ltd.	909,646	38,412
	Yamato Holdings Co. Ltd.	2,240,278	38,196
	Nagoya Railroad Co. Ltd.	1,228,226	38,140
	Sekisui Chemical Co. Ltd.	2,194,925	38,082
	Kajima Corp.	2,857,187	37,987
	Isuzu Motors Ltd.	3,209,191	37,935
	Trend Micro Inc.	735,087	37,614
	Kyowa Kirin Co. Ltd.	1,571,474	37,025
	Daifuku Co. Ltd.	608,396	36,768
	Nissan Chemical Corp.	866,197	36,274
	Toppan Printing Co. Ltd.	1,730,948	35,758
	Shimizu Corp.	3,479,313	35,443
	Yamaha Motor Co. Ltd.	1,758,418	35,226
	Hikari Tsushin Inc.	139,626	35,088
	FamilyMart Co. Ltd.	1,458,355	34,927
	Nomura Research Institute Ltd.	1,629,322	34,845
*	Nexon Co. Ltd.	2,615,721	34,698
	Asahi Intecc Co. Ltd.	1,179,866	34,548

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Ryohin Keikaku Co. Ltd.	1,477,455	34,434
	Kyushu Railway Co.	1,013,153	33,918
	Keisei Electric Railway Co. Ltd.	874,551	33,888
	Koito Manufacturing Co. Ltd.	723,014	33,480
	Suntory Beverage & Food Ltd.	795,558	33,213
	Hamamatsu Photonics KK	805,016	32,990
	Kobayashi Pharmaceutical Co. Ltd.	386,724	32,756
	Nissin Foods Holdings Co. Ltd.	434,555	32,276
	Marui Group Co. Ltd.	1,316,845	32,108
	Lion Corp.	1,596,187	31,028
	Brother Industries Ltd.	1,489,028	30,753
	Mazda Motor Corp.	3,607,338	30,740
*	Renesas Electronics Corp.	4,492,415	30,692
	SG Holdings Co. Ltd.	1,340,825	30,203
	Keikyu Corp.	1,566,074	30,192
	SBI Holdings Inc.	1,427,580	30,139
	Oji Holdings Corp.	5,554,399	30,038
	Toho Co. Ltd. (Tokyo)	720,314	30,017
	Keihan Holdings Co. Ltd.	617,114	29,965
	Kansai Paint Co. Ltd.	1,222,889	29,874
	TIS Inc.	499,208	29,510
	Tohoku Electric Power Co. Inc.	2,971,718	29,460
	Hoshizaki Corp.	330,131	29,435
	Tsuruha Holdings Inc.	228,380	29,324
	NGK Insulators Ltd.	1,670,010	29,052
	Concordia Financial Group Ltd.	7,004,406	28,765
	Alps Alpine Co. Ltd.	1,258,339	28,563
	Hitachi High-Technologies Corp.	403,034	28,543
	LIXIL Group Corp.	1,649,673	28,468
	Nisshin Seifun Group Inc.	1,623,137	28,320
	Nippon Shinyaku Co. Ltd.	326,061	28,235
	Nihon M&A Center Inc.	810,688	27,898
*	PeptiDream Inc.	541,591	27,677
	Tosoh Corp.	1,786,437	27,521
	Hulic Co. Ltd.	2,278,146	27,429
	Hirose Electric Co. Ltd.	211,821	27,077
	Yokogawa Electric Corp.	1,526,750	26,811
	Casio Computer Co. Ltd.	1,340,426	26,786
	Mitsui Chemicals Inc.	1,097,677	26,739
	Nippon Express Co. Ltd.	455,437	26,697
	Tokyu Fudosan Holdings Corp.	3,837,017	26,496
	Stanley Electric Co. Ltd.	917,320	26,493
	Kose Corp.	181,090	26,396
	Kuraray Co. Ltd.	2,173,737	26,341
	NSK Ltd.	2,783,385	26,312
	Nikon Corp.	2,150,213	26,296
	Hitachi Chemical Co. Ltd.	625,528	26,207
	Yamada Denki Co. Ltd.	4,915,487	26,082
	Seiko Epson Corp.	1,709,754	25,815
	Otsuka Corp.	645,722	25,787
	NH Foods Ltd.	621,821	25,758
	Mitsubishi Tanabe Pharma Corp.	1,385,617	25,419
	Sojitz Corp.	7,864,365	25,348
	Kyushu Electric Power Co. Inc.	2,912,576	25,269
	USS Co. Ltd.	1,335,353	25,243
	Electric Power Development Co. Ltd.	1,036,705	25,164
	Pigeon Corp.	679,877	24,895
	Japan Post Bank Co. Ltd.	2,562,093	24,583
	Konami Holdings Corp.	596,947	24,530
	SUMCO Corp.	1,476,025	24,456
	NGK Spark Plug Co. Ltd.	1,256,958	24,365
	Square Enix Holdings Co. Ltd.	487,879	24,293
	Toyo Suisan Kaisha Ltd.	569,218	24,172
	Lasertec Corp.	475,298	24,105

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Fuji Electric Co. Ltd.	793,372	24,101
	Hakuhodo DY Holdings Inc.	1,491,268	23,996
	Chugoku Electric Power Co. Inc.	1,821,759	23,947
^	Showa Denko KK	901,507	23,760
^	Skylark Holdings Co. Ltd.	1,206,500	23,654
^	Taiyo Yuden Co. Ltd.	774,300	23,618
	ANA Holdings Inc.	704,831	23,530
	Shizuoka Bank Ltd.	3,144,151	23,387
	Haseko Corp.	1,741,108	23,372
	Azbil Corp.	829,204	23,355
	Toho Gas Co. Ltd.	566,332	23,125
	Sony Financial Holdings Inc.	959,665	23,037
	Amada Holdings Co. Ltd.	2,017,167	22,943
	Sohgo Security Services Co. Ltd.	422,409	22,863
	Japan Airlines Co. Ltd.	724,226	22,549
	Coca-Cola Bottlers Japan Holdings Inc.	880,548	22,498
	Alfresa Holdings Corp.	1,100,129	22,349
	Taiheiyo Cement Corp.	756,512	22,206
	Chiba Bank Ltd.	3,857,895	22,183
	Seibu Holdings Inc.	1,345,831	22,138
	Teijin Ltd.	1,164,319	21,752
	JGC Corp.	1,366,298	21,746
	J Front Retailing Co. Ltd.	1,558,147	21,732
	Nabtesco Corp.	736,460	21,701
	Hisamitsu Pharmaceutical Co. Inc.	442,422	21,547
	Mitsubishi Materials Corp.	788,811	21,408
	Miura Co. Ltd.	618,182	21,360
	CyberAgent Inc.	606,874	21,141
	Kakaku.com Inc.	827,095	21,118
	JSR Corp.	1,138,506	20,826
	Kurita Water Industries Ltd.	695,475	20,638
	COMSYS Holdings Corp.	719,459	20,608
	Sumitomo Heavy Industries Ltd.	713,185	20,258
	MediPal Holdings Corp.	917,154	20,242
	Isetan Mitsukoshi Holdings Ltd.	2,251,471	20,218
	Welcia Holdings Co. Ltd.	317,970	20,200
	Sumitomo Dainippon Pharma Co. Ltd.	1,042,404	20,197
	Taisho Pharmaceutical Holdings Co. Ltd.	272,899	20,139
	Taiyo Nippon Sanso Corp.	906,103	20,056
	Kawasaki Heavy Industries Ltd.	914,749	19,993
	Hitachi Construction Machinery Co. Ltd.	666,164	19,843
	Persol Holdings Co. Ltd.	1,058,050	19,829
	MonotaRO Co. Ltd.	738,789	19,667
	Japan Post Insurance Co. Ltd.	1,150,898	19,619
	Fukuoka Financial Group Inc.	1,024,955	19,583
	Suzuken Co. Ltd.	478,957	19,521
	Tokyo Tatemono Co. Ltd.	1,249,797	19,508
	THK Co. Ltd.	725,181	19,470
	Aozora Bank Ltd.	735,081	19,420
	Bank of Kyoto Ltd.	453,911	19,355
	Mitsui OSK Lines Ltd.	696,459	19,153
	Konica Minolta Inc.	2,859,798	18,629
	Shinsei Bank Ltd.	1,217,868	18,581
	Nankai Electric Railway Co. Ltd.	682,227	18,512
	Rohto Pharmaceutical Co. Ltd.	611,583	18,506
	IHI Corp.	790,130	18,490
	Oracle Corp. Japan	202,935	18,418
	Matsumotokiyoshi Holdings Co. Ltd.	475,576	18,412
	Hitachi Metals Ltd.	1,245,129	18,328
	Relo Group Inc.	657,713	18,295
	Nippon Yusen KK	1,012,454	18,248
	Rinnai Corp.	232,811	18,194
	Sega Sammy Holdings Inc.	1,251,333	18,119
	Hino Motors Ltd.	1,703,674	18,017

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Ito En Ltd.	358,131	17,952
	Asics Corp.	1,081,604	17,945
	Ebara Corp.	592,716	17,897
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,752,388	17,719
	Mitsubishi Gas Chemical Co. Inc.	1,150,265	17,523
	Nomura Real Estate Holdings Inc.	724,320	17,373
	Lawson Inc.	304,594	17,290
	GMO Payment Gateway Inc.	251,975	17,256
	Itochu Techno-Solutions Corp.	610,752	17,200
^	Anritsu Corp.	862,507	17,072
	Park24 Co. Ltd.	695,389	17,027
	Credit Saison Co. Ltd.	978,061	16,963
	JTEKT Corp.	1,430,687	16,901
	SCREEN Holdings Co. Ltd.	246,725	16,826
	Daicel Corp.	1,754,353	16,772
	Toyo Seikan Group Holdings Ltd.	956,346	16,463
	Mitsubishi Motors Corp.	3,947,120	16,453
	Horiba Ltd.	245,262	16,353
^	Goldwin Inc.	222,774	16,322
*	LINE Corp.	332,141	16,319
	Ibiden Co. Ltd.	684,943	16,307
	Denka Co. Ltd.	548,358	16,301
	Japan Airport Terminal Co. Ltd.	293,710	16,297
	Kyowa Exeo Corp.	638,951	16,163
	TechnoPro Holdings Inc.	230,581	16,092
	Mebuki Financial Group Inc.	6,296,862	16,054
	Sankyu Inc.	313,894	15,774
	Nichirei Corp.	672,887	15,719
	Tokyo Century Corp.	295,056	15,710
	Iida Group Holdings Co. Ltd.	893,543	15,660
	Capcom Co. Ltd.	563,988	15,611
	House Foods Group Inc.	457,328	15,601
	Sawai Pharmaceutical Co. Ltd.	244,407	15,484
	Calbee Inc.	473,806	15,437
	Kewpie Corp.	680,135	15,281
	Sundrug Co. Ltd.	414,270	14,989
	Sharp Corp.	974,311	14,890
	Nifco Inc.	539,503	14,733
	K's Holdings Corp.	1,126,882	14,733
	Ezaki Glico Co. Ltd.	321,843	14,349
	Yamazaki Baking Co. Ltd.	799,991	14,295
	NOF Corp.	428,656	14,254
	Kamigumi Co. Ltd.	642,891	14,132
	Air Water Inc.	966,221	14,099
	DIC Corp.	508,675	14,039
	Sumitomo Rubber Industries Ltd.	1,141,019	13,913
	Sanwa Holdings Corp.	1,235,797	13,848
	SCSK Corp.	265,167	13,750
	Ube Industries Ltd.	634,644	13,745
	Sushiro Global Holdings Ltd.	157,724	13,583
	Daiichikosho Co. Ltd.	258,036	13,526
	Zenkoku Hosho Co. Ltd.	316,610	13,444
	Aeon Mall Co. Ltd.	752,544	13,348
	NET One Systems Co. Ltd.	521,658	13,319
	Zensho Holdings Co. Ltd.	587,981	13,312
	Seven Bank Ltd.	4,058,296	13,295
	Sotetsu Holdings Inc.	486,984	13,202
	Nippon Kayaku Co. Ltd.	1,057,979	13,102
	Seino Holdings Co. Ltd.	955,553	12,910
	Yokohama Rubber Co. Ltd.	661,914	12,838
	Nihon Kohden Corp.	462,896	12,838
	Amano Corp.	420,795	12,822
	Kinden Corp.	815,144	12,665
	Nihon Unisys Ltd.	402,600	12,629

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Sumitomo Forestry Co. Ltd.	843,547	12,422
	Hachijuni Bank Ltd.	2,849,167	12,393
	Tsumura & Co.	419,750	12,277
^	Tokai Carbon Co. Ltd.	1,229,739	12,268
	Nippon Shokubai Co. Ltd.	197,196	12,220
	Ulvac Inc.	304,102	12,001
	Mabuchi Motor Co. Ltd.	317,814	11,999
	SHO-BOND Holdings Co. Ltd.	287,904	11,931
	Morinaga & Co. Ltd.	248,041	11,911
	Benesse Holdings Inc.	452,049	11,882
	Kagome Co. Ltd.	495,970	11,875
	Justsystems Corp.	211,462	11,824
	Sugi Holdings Co. Ltd.	223,899	11,812
	ZOZO Inc.	616,742	11,795
	Toyoda Gosei Co. Ltd.	468,951	11,709
	Infomart Corp.	1,292,396	11,663
	Kaken Pharmaceutical Co. Ltd.	211,104	11,648
	AEON Financial Service Co. Ltd.	728,628	11,481
	Fancl Corp.	428,928	11,420
	Ship Healthcare Holdings Inc.	246,836	11,387
	Kaneka Corp.	355,393	11,382
	Cosmos Pharmaceutical Corp.	54,753	11,351
	ABC-Mart Inc.	166,082	11,337
	Nippon Electric Glass Co. Ltd.	509,270	11,306
	Zeon Corp.	906,380	11,280
	Pola Orbis Holdings Inc.	469,991	11,195
	Mani Inc.	388,689	11,112
	Tokuyama Corp.	426,883	11,108
	Ain Holdings Inc.	174,319	11,086
	Penta-Ocean Construction Co. Ltd.	1,785,811	11,056
	Chugoku Bank Ltd.	1,081,175	10,957
	Nishi-Nippon Railroad Co. Ltd.	474,946	10,940
	Mitsubishi Logistics Corp.	420,428	10,936
	Maruichi Steel Tube Ltd.	388,070	10,906
	Acom Co. Ltd.	2,398,669	10,883
	DeNA Co. Ltd.	670,188	10,802
	Aica Kogyo Co. Ltd.	327,070	10,793
	Yoshinoya Holdings Co. Ltd.	400,726	10,686
	Hazama Ando Corp.	1,218,896	10,600
	Open House Co. Ltd.	370,614	10,597
	Dowa Holdings Co. Ltd.	285,371	10,593
	NOK Corp.	709,819	10,588
	Kyushu Financial Group Inc.	2,458,299	10,572
	Shimamura Co. Ltd.	138,261	10,511
	Bic Camera Inc.	922,615	10,505
	GS Yuasa Corp.	486,666	10,490
	Ushio Inc.	703,378	10,430
	Nagase & Co. Ltd.	690,898	10,246
	Morinaga Milk Industry Co. Ltd.	251,044	10,236
	Takashimaya Co. Ltd.	908,074	10,186
	Takara Holdings Inc.	1,100,598	10,099
	Kobe Steel Ltd.	1,881,304	10,080
	Nippon Paper Industries Co. Ltd.	593,488	10,016
	Furukawa Electric Co. Ltd.	390,757	10,003
	TS Tech Co. Ltd.	321,949	9,993
	Glory Ltd.	329,442	9,955
	Nippon Suisan Kaisha Ltd.	1,664,733	9,942
	Yamaguchi Financial Group Inc.	1,468,001	9,928
	Rengo Co. Ltd.	1,301,001	9,912
	OKUMA Corp.	187,621	9,868
	Sumitomo Osaka Cement Co. Ltd.	226,094	9,848
	Wacoal Holdings Corp.	364,710	9,780
	Iyo Bank Ltd.	1,732,044	9,770
^	DMG Mori Co. Ltd.	635,603	9,725

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Daido Steel Co. Ltd.	221,071	9,658
	Toda Corp.	1,458,336	9,626
	PALTAC Corp.	200,907	9,597
	Shikoku Electric Power Co. Inc.	968,876	9,570
	Cosmo Energy Holdings Co. Ltd.	413,799	9,474
	Sapporo Holdings Ltd.	400,624	9,464
	Koei Tecmo Holdings Co. Ltd.	361,903	9,449
	ADEKA Corp.	625,547	9,424
	OSG Corp.	495,518	9,423
	Sankyo Co. Ltd.	283,004	9,399
	Shochiku Co. Ltd.	62,091	9,366
	Gunma Bank Ltd.	2,637,740	9,251
	NHK Spring Co. Ltd.	1,019,840	9,230
	Citizen Watch Co. Ltd.	1,692,461	9,217
	Tokyo Seimitsu Co. Ltd.	237,252	9,212
	Tokyo Ohka Kogyo Co. Ltd.	235,303	9,180
	Hiroshima Bank Ltd.	1,884,135	9,166
	Toagosei Co. Ltd.	794,921	9,165
	Toyo Tire Corp.	635,985	9,122
	Mitsui Mining & Smelting Co. Ltd.	341,958	9,069
	Fuji Corp.	495,107	9,047
	Izumi Co. Ltd.	251,053	9,043
	Pilot Corp.	220,044	8,850
	Nipro Corp.	723,966	8,709
	Iwatani Corp.	255,060	8,674
	Kotobuki Spirits Co. Ltd.	117,364	8,665
	Nichias Corp.	341,951	8,663
	Meitec Corp.	154,134	8,660
	SMS Co. Ltd.	312,903	8,643
	Hokuhoku Financial Group Inc.	823,216	8,629
*,^	Kawasaki Kisen Kaisha Ltd.	510,659	8,619
	Unizo Holdings Co. Ltd.	183,461	8,615
	Maeda Road Construction Co. Ltd.	351,126	8,572
	Topcon Corp.	659,780	8,528
	FP Corp.	142,822	8,484
	NTN Corp.	2,685,687	8,398
	en-japan Inc.	193,000	8,389
	Nikkon Holdings Co. Ltd.	333,129	8,329
	Toyobo Co. Ltd.	546,508	8,299
	Ariake Japan Co. Ltd.	111,495	8,287
	Digital Garage Inc.	198,295	8,286
	Inaba Denki Sangyo Co. Ltd.	323,616	8,208
	Nisshinbo Holdings Inc.	861,526	8,198
	Fuyo General Lease Co. Ltd.	119,191	8,017
	Kokuyo Co. Ltd.	536,777	8,008
	Maeda Corp.	821,700	8,000
	IBJ Leasing Co. Ltd.	255,354	7,981
	Miraca Holdings Inc.	323,465	7,923
	Nippon Light Metal Holdings Co. Ltd.	3,678,194	7,906
*	Hokuriku Electric Power Co.	1,077,364	7,862
	Shiga Bank Ltd.	308,954	7,846
	Fujitsu General Ltd.	348,233	7,815
	Fujitec Co. Ltd.	481,920	7,802
	Japan Steel Works Ltd.	395,624	7,728
	77 Bank Ltd.	462,066	7,690
	Fuji Oil Holdings Inc.	283,132	7,616
	Benefit One Inc.	368,504	7,606
	Daishi Hokuetsu Financial Group Inc.	273,412	7,577
	Jafco Co. Ltd.	193,092	7,569
	Nippon Gas Co. Ltd.	235,649	7,559
	Nishi-Nippon Financial Holdings Inc.	968,147	7,538
	Fukuyama Transporting Co. Ltd.	205,769	7,473
	Sumitomo Bakelite Co. Ltd.	199,906	7,469
	Nitto Boseki Co. Ltd.	175,953	7,469

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Hitachi Transport System Ltd.	265,264	7,467
^	Colowide Co. Ltd.	360,835	7,461
	NSD Co. Ltd.	451,908	7,441
	Tomy Co. Ltd.	572,497	7,417
	Toho Holdings Co. Ltd.	334,303	7,407
	Kyudenko Corp.	248,659	7,326
	Oki Electric Industry Co. Ltd.	524,953	7,301
	Tsubakimoto Chain Co.	207,098	7,286
	Sanrio Co. Ltd.	370,656	7,279
	TOKAI Holdings Corp.	723,140	7,263
	Kyoritsu Maintenance Co. Ltd.	153,251	7,258
	Kansai Mirai Financial Group Inc.	1,126,853	7,229
	Systena Corp.	442,940	7,194
	Duskin Co. Ltd.	259,204	7,169
	As One Corp.	76,415	7,143
	Fujikura Ltd.	1,734,336	7,136
	GMO internet Inc.	374,697	7,087
	Nishimatsu Construction Co. Ltd.	313,361	7,050
	Daiwabo Holdings Co. Ltd.	114,656	7,033
	Jeol Ltd.	231,848	7,000
	Yaoko Co. Ltd.	136,665	6,977
	Shimachu Co. Ltd.	255,444	6,974
	Takasago Thermal Engineering Co. Ltd.	388,131	6,944
	Sangetsu Corp.	368,020	6,939
	Nippo Corp.	322,434	6,929
	Kanematsu Corp.	515,089	6,921
	Kureha Corp.	115,100	6,912
	Daiseki Co. Ltd.	240,158	6,909
	JCR Pharmaceuticals Co. Ltd.	85,416	6,906
	Hitachi Capital Corp.	262,626	6,895
	Kenedix Inc.	1,323,640	6,891
	Resorttrust Inc.	406,231	6,886
	Lintec Corp.	308,540	6,869
	Heiwa Corp.	326,179	6,831
	Sakata Seed Corp.	201,094	6,743
	Kumagai Gumi Co. Ltd.	221,698	6,743
^	Katitas Co. Ltd.	149,839	6,596
	Milbon Co. Ltd.	116,225	6,590
	Outsourcing Inc.	625,373	6,580
	cocokara fine Inc.	113,283	6,578
	Canon Marketing Japan Inc.	284,052	6,573
	NS Solutions Corp.	198,002	6,506
	Tadano Ltd.	707,363	6,436
	Mochida Pharmaceutical Co. Ltd.	159,522	6,422
	Nomura Co. Ltd.	480,980	6,373
	Kandenko Co. Ltd.	661,668	6,342
	JINS Holdings Inc.	93,609	6,326
	Showa Corp.	304,497	6,310
	Nihon Parkerizing Co. Ltd.	590,207	6,296
	Menicon Co. Ltd.	150,413	6,295
^	Daio Paper Corp.	459,454	6,263
	Toei Co. Ltd.	42,057	6,263
	Toshiba TEC Corp.	151,801	6,263
	Keihin Corp.	267,628	6,251
	Mirait Holdings Corp.	413,414	6,248
	Taikisha Ltd.	175,718	6,234
	Trusco Nakayama Corp.	242,147	6,195
	Mandom Corp.	224,201	6,129
	Kusuri no Aoki Holdings Co. Ltd.	97,704	6,118
	Okumura Corp.	221,680	6,094
	H2O Retailing Corp.	545,151	6,094
	Toyota Boshoku Corp.	377,598	6,063
	EDION Corp.	545,623	6,059
	Central Glass Co. Ltd.	246,661	6,023

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Tokai Rika Co. Ltd.	308,587	6,014
	Hanwa Co. Ltd.	229,364	6,002
	Megmilk Snow Brand Co. Ltd.	262,216	5,971
	Kiyo Bank Ltd.	392,816	5,933
	Japan Material Co. Ltd.	355,890	5,894
	Fuji Seal International Inc.	265,230	5,883
	Makino Milling Machine Co. Ltd.	128,840	5,854
	DTS Corp.	251,734	5,847
	Autobacs Seven Co. Ltd.	371,157	5,845
	Heiwa Real Estate Co. Ltd.	212,296	5,839
	Maruha Nichiro Corp.	225,584	5,775
	Toyo Ink SC Holdings Co. Ltd.	235,333	5,707
	Japan Lifeline Co. Ltd.	416,477	5,667
	Asahi Holdings Inc.	228,424	5,666
	CKD Corp.	340,989	5,658
	San-In Godo Bank Ltd.	926,503	5,652
	Japan Aviation Electronics Industry Ltd.	278,613	5,621
	Kumiai Chemical Industry Co. Ltd.	612,799	5,607
	HIS Co. Ltd.	193,764	5,560
	Takuma Co. Ltd.	461,548	5,521
	Senko Group Holdings Co. Ltd.	647,369	5,515
	Fuji Kyuko Co. Ltd.	142,387	5,506
	Tokyo Dome Corp.	552,586	5,504
	Meidensha Corp.	248,529	5,480
	DCM Holdings Co. Ltd.	559,748	5,452
	Orient Corp.	3,611,944	5,448
	Ichibanya Co. Ltd.	103,172	5,446
	Yamato Kogyo Co. Ltd.	217,115	5,436
	Kissei Pharmaceutical Co. Ltd.	190,670	5,417
	Iriso Electronics Co. Ltd.	122,577	5,400
	Paramount Bed Holdings Co. Ltd.	129,714	5,396
	Itoham Yonekyu Holdings Inc.	837,088	5,395
	Takara Bio Inc.	283,512	5,341
	Hokkaido Electric Power Co. Inc.	1,095,420	5,325
	Sumitomo Mitsui Construction Co. Ltd.	917,568	5,313
	Ogaki Kyoritsu Bank Ltd.	244,269	5,312
	Takara Standard Co. Ltd.	292,021	5,257
	Elecom Co. Ltd.	129,439	5,236
	Ichigo Inc.	1,240,209	5,222
	Okamura Corp.	510,909	5,191
*,^	Suruga Bank Ltd.	1,138,019	5,172
^	Zojirushi Corp.	273,177	5,125
	Japan Petroleum Exploration Co. Ltd.	190,005	5,117
	Macnica Fuji Electronics Holdings Inc.	296,898	5,077
	Nisshin Oillio Group Ltd.	146,339	5,068
	Japan Elevator Service Holdings Co. Ltd.	201,600	5,061
	San-A Co. Ltd.	113,083	5,033
	Matsui Securities Co. Ltd.	634,450	5,032
	Okinawa Electric Power Co. Inc.	266,464	5,000
	Juroku Bank Ltd.	213,368	4,999
	Awa Bank Ltd.	224,055	4,996
	Fuji Soft Inc.	128,978	4,967
	NEC Networks & System Integration Corp.	139,793	4,951
	Nanto Bank Ltd.	195,159	4,951
	GungHo Online Entertainment Inc.	233,660	4,950
	Valor Holdings Co. Ltd.	252,809	4,938
	Max Co. Ltd.	246,201	4,930
	Nachi-Fujikoshi Corp.	112,985	4,930
	Nikkiso Co. Ltd.	375,546	4,922
	Noevir Holdings Co. Ltd.	92,117	4,917
	Totetsu Kogyo Co. Ltd.	169,437	4,914
	Shinko Electric Industries Co. Ltd.	413,497	4,879
	Joyful Honda Co. Ltd.	383,085	4,877
	Create Restaurants Holdings Inc.	284,424	4,877

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Kadokawa Corp.	255,118	4,877
	Atom Corp.	520,825	4,855
	Hokkoku Bank Ltd.	153,352	4,852
	Nissin Kogyo Co. Ltd.	239,458	4,849
	Prestige International Inc.	535,328	4,833
	KH Neochem Co. Ltd.	223,077	4,757
	Nippon Signal Company Ltd.	356,941	4,754
	Starts Corp. Inc.	186,840	4,754
	Kobe Bussan Co. Ltd.	136,796	4,706
*,^	Leopalace21 Corp.	1,439,941	4,683
	Kanamoto Co. Ltd.	181,931	4,680
	Internet Initiative Japan Inc.	173,328	4,671
	United Arrows Ltd.	162,833	4,611
	Nippon Soda Co. Ltd.	171,022	4,608
	Nippon Flour Mills Co. Ltd.	296,704	4,584
	Gunze Ltd.	102,603	4,583
	Seiko Holdings Corp.	171,046	4,561
	Sumitomo Warehouse Co. Ltd.	339,012	4,546
	FCC Co. Ltd.	210,160	4,546
	Shinmaywa Industries Ltd.	333,539	4,524
	Bank of Okinawa Ltd.	134,751	4,522
	ZERIA Pharmaceutical Co. Ltd.	234,671	4,508
	Nippon Seiki Co. Ltd.	274,901	4,498
	Arcs Co. Ltd.	213,219	4,480
	Descente Ltd.	237,837	4,479
	Nippon Steel Trading Corp.	92,108	4,458
	Transcosmos Inc.	162,291	4,410
	Hosiden Corp.	348,891	4,408
	Funai Soken Holdings Inc.	194,432	4,399
	Strike Co. Ltd.	87,432	4,394
	Eizo Corp.	122,967	4,382
	Showa Sangyo Co. Ltd.	153,184	4,382
	Hogy Medical Co. Ltd.	133,675	4,361
	Mitsubishi Logisnext Co. Ltd.	344,391	4,361
	Nichiha Corp.	177,814	4,358
	Hokuetsu Corp.	847,343	4,356
^	Aruhi Corp.	211,613	4,345
	Sato Holdings Corp.	138,152	4,325
	Nippon Densetsu Kogyo Co. Ltd.	209,807	4,318
*	Aiful Corp.	1,859,344	4,308
	OBIC Business Consultants Co. Ltd.	90,532	4,256
	Kato Sangyo Co. Ltd.	129,734	4,251
	Towa Pharmaceutical Co. Ltd.	163,585	4,251
	Earth Corp.	81,391	4,249
	Taiyo Holdings Co. Ltd.	104,299	4,243
	Koshidaka Holdings Co. Ltd.	280,689	4,241
	Nojima Corp.	203,614	4,240
	Exedy Corp.	187,151	4,234
	Shima Seiki Manufacturing Ltd.	181,717	4,218
	Topre Corp.	261,046	4,207
	MOS Food Services Inc.	151,940	4,199
	Anicom Holdings Inc.	124,324	4,194
	BayCurrent Consulting Inc.	82,148	4,194
	Prima Meat Packers Ltd.	180,140	4,184
	Mitsubishi Pencil Co. Ltd.	277,696	4,154
	Sanken Electric Co. Ltd.	135,861	4,154
	TKC Corp.	86,924	4,137
	JCU Corp.	139,281	4,114
	Fuji Media Holdings Inc.	289,587	4,112
	Keiyo Bank Ltd.	712,137	4,103
	Giken Ltd.	88,532	4,073
	Yamazen Corp.	407,423	4,057
	Japan Wool Textile Co. Ltd.	392,337	4,052
	Tokyo Steel Manufacturing Co. Ltd.	560,054	4,047

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Raito Kogyo Co. Ltd.	279,844	4,045
	Seiren Co. Ltd.	279,976	4,025
	Tokai Tokyo Financial Holdings Inc.	1,348,416	4,022
	Hyakugo Bank Ltd.	1,266,352	4,019
	Morita Holdings Corp.	241,722	4,010
	Daihen Corp.	121,671	4,008
	Inabata & Co. Ltd.	267,033	3,989
	Adastria Co. Ltd.	175,249	3,988
	Maruwa Co. Ltd.	51,144	3,956
	Jaccs Co. Ltd.	154,321	3,948
	UACJ Corp.	173,583	3,945
	KOMEDA Holdings Co. Ltd.	201,616	3,932
	ASKUL Corp.	130,059	3,926
	Onward Holdings Co. Ltd.	657,135	3,920
	KYORIN Holdings Inc.	224,539	3,913
	Ohsho Food Service Corp.	65,628	3,909
^	Nichicon Corp.	374,375	3,888
	Pacific Industrial Co. Ltd.	285,238	3,885
	Hitachi Zosen Corp.	1,030,738	3,882
	Round One Corp.	401,258	3,880
	Aeon Delight Co. Ltd.	107,920	3,875
	Nitto Kogyo Corp.	167,177	3,874
	Kohnan Shoji Co. Ltd.	163,394	3,838
	Aoyama Trading Co. Ltd.	272,023	3,828
	Toshiba Machine Co. Ltd.	141,164	3,803
	Musashi Seimitsu Industry Co. Ltd.	277,812	3,802
	North Pacific Bank Ltd.	1,701,866	3,792
	Saizeriya Co. Ltd.	155,050	3,785
	Ai Holdings Corp.	213,485	3,778
	Kameda Seika Co. Ltd.	82,496	3,776
	Nichi-iko Pharmaceutical Co. Ltd.	303,179	3,769
	SAMTY Co. Ltd.	183,000	3,764
	BML Inc.	131,181	3,763
	Kintetsu World Express Inc.	215,772	3,749
	San-Ai Oil Co. Ltd.	345,419	3,741
	Komeri Co. Ltd.	173,713	3,731
	Dip Corp.	126,047	3,723
	Sekisui Jushi Corp.	175,820	3,711
	Uchida Yoko Co. Ltd.	53,982	3,702
	NichiiGakkan Co. Ltd.	244,430	3,697
	Tokyo Broadcasting System Holdings Inc.	217,179	3,687
	Nissan Shatai Co. Ltd.	386,599	3,683
	Ryosan Co. Ltd.	142,427	3,668
	Wacom Co. Ltd.	902,230	3,661
	Kitz Corp.	517,844	3,645
*	Mitsui E&S Holdings Co. Ltd.	447,605	3,621
^	Shoei Co. Ltd.	75,468	3,581
	Chudenko Corp.	153,616	3,551
	Kisoji Co. Ltd.	130,534	3,548
	Idec Corp.	172,227	3,540
	Okasan Securities Group Inc.	987,462	3,539
	Financial Products Group Co. Ltd.	366,638	3,538
	Sanki Engineering Co. Ltd.	251,206	3,538
	Tsubaki Nakashima Co. Ltd.	242,570	3,531
^	Royal Holdings Co. Ltd.	155,834	3,528
	Daibiru Corp.	293,813	3,523
	Nippon Sheet Glass Co. Ltd.	554,905	3,512
	Eiken Chemical Co. Ltd.	189,491	3,507
	Shibuya Corp.	125,551	3,504
*	KYB Corp.	117,899	3,496
	Create SD Holdings Co. Ltd.	135,737	3,470
^	Miroku Jyoho Service Co. Ltd.	115,234	3,464
	Fuso Chemical Co. Ltd.	116,937	3,456
	Yokowo Co. Ltd.	116,730	3,455

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Saibu Gas Co. Ltd.	148,432	3,446
	Nagaileben Co. Ltd.	157,256	3,444
	Nitta Corp.	115,880	3,428
	Hirata Corp.	53,202	3,427
	TOMONY Holdings Inc.	902,127	3,416
	Maxell Holdings Ltd.	252,774	3,415
	Sakai Moving Service Co. Ltd.	53,508	3,411
	Osaka Soda Co. Ltd.	118,486	3,407
	Yokogawa Bridge Holdings Corp.	186,421	3,400
	Heiwado Co. Ltd.	178,699	3,384
	Nissin Electric Co. Ltd.	273,343	3,377
	Noritake Co. Ltd.	78,893	3,364
	TPR Co. Ltd.	170,723	3,353
^	Toridoll Holdings Corp.	129,651	3,342
	Raiznext Corp.	275,338	3,337
	Bank of Nagoya Ltd.	106,980	3,329
	Musashino Bank Ltd.	193,940	3,324
	Fujimi Inc.	118,142	3,322
	Mitsuuroko Group Holdings Co. Ltd.	279,659	3,309
	Tocalo Co. Ltd.	321,216	3,287
	Bell System24 Holdings Inc.	209,035	3,278
	Yuasa Trading Co. Ltd.	96,934	3,262
	SKY Perfect JSAT Holdings Inc.	734,903	3,258
	Sanyo Chemical Industries Ltd.	65,725	3,248
	Ricoh Leasing Co. Ltd.	85,611	3,228
	Okamoto Industries Inc.	87,089	3,227
	Arata Corp.	77,778	3,215
	Senshu Ikeda Holdings Inc.	1,678,019	3,190
	Solasto Corp.	271,871	3,180
	Relia Inc.	250,030	3,176
	Hyakujushi Bank Ltd.	160,660	3,174
	Unipres Corp.	225,839	3,169
	Aomori Bank Ltd.	118,514	3,169
	T-Gaia Corp.	130,361	3,157
	Digital Arts Inc.	61,624	3,151
	Tsukishima Kikai Co. Ltd.	209,062	3,150
	Zenrin Co. Ltd.	189,330	3,145
*,^	M&A Capital Partners Co. Ltd.	77,678	3,145
	eRex Co. Ltd.	188,092	3,132
	Tokyu Construction Co. Ltd.	439,142	3,128
	Yellow Hat Ltd.	175,064	3,127
^	COLOPL Inc.	291,566	3,108
	Yodogawa Steel Works Ltd.	166,563	3,095
	Takeuchi Manufacturing Co. Ltd.	206,897	3,094
	Broadleaf Co. Ltd.	505,947	3,086
	Ryobi Ltd.	173,132	3,077
	United Super Markets Holdings Inc.	349,389	3,076
	Tamura Corp.	472,966	3,072
	Dexerials Corp.	305,258	3,071
	Kura Sushi Inc.	61,725	3,064
	Hiday Hidaka Corp.	165,209	3,050
	Aida Engineering Ltd.	340,900	3,049
	Ringer Hut Co. Ltd.	131,989	3,048
	Infocom Corp.	123,875	3,035
	Doutor Nichires Holdings Co. Ltd.	151,991	3,017
	Hamakyorex Co. Ltd.	92,144	3,014
	Axial Retailing Inc.	86,337	3,011
	Yondoshi Holdings Inc.	128,906	3,002
	Keihanshin Building Co. Ltd.	227,749	2,989
	Optex Group Co. Ltd.	197,901	2,983
	Modec Inc.	123,070	2,970
*	RENOVA Inc.	275,500	2,967
	Shizuoka Gas Co. Ltd.	342,006	2,962
	Nohmi Bosai Ltd.	132,077	2,961

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Token Corp.	43,700	2,945
	MCJ Co. Ltd.	385,048	2,943
	Chugoku Marine Paints Ltd.	308,266	2,935
*	euglena Co. Ltd.	409,635	2,932
	Nippon Ceramic Co. Ltd.	118,031	2,921
	Comture Corp.	136,000	2,920
	Nippon Koei Co. Ltd.	85,789	2,914
	Bunka Shutter Co. Ltd.	330,548	2,913
	Star Micronics Co. Ltd.	202,966	2,912
	Fujimori Kogyo Co. Ltd.	91,830	2,907
	Sakata INX Corp.	267,995	2,901
^	Siix Corp.	209,361	2,898
	Life Corp.	121,901	2,897
	Trancom Co. Ltd.	38,235	2,893
	Shoei Foods Corp.	77,778	2,892
	Argo Graphics Inc.	93,000	2,884
	Tsugami Corp.	284,784	2,882
	Noritz Corp.	216,455	2,881
	S Foods Inc.	110,076	2,871
	Yamagata Bank Ltd.	194,642	2,867
	Mizuno Corp.	113,121	2,858
	Computer Engineering & Consulting Ltd.	152,429	2,857
	Piolax Inc.	147,716	2,847
	Information Services International-Dentsu Ltd.	71,365	2,827
	Restar Holdings Corp.	152,332	2,824
*,^	Japan Display Inc.	3,879,237	2,823
	Tokyotokeiba Co. Ltd.	89,143	2,822
	Komori Corp.	273,895	2,819
	Bank of the Ryukyus Ltd.	256,710	2,807
	Sintokogio Ltd.	290,015	2,802
	Belc Co. Ltd.	54,892	2,794
	Marudai Food Co. Ltd.	133,306	2,778
	Chofu Seisakusho Co. Ltd.	123,063	2,761
	Toppan Forms Co. Ltd.	246,477	2,760
	Tokai Corp.	107,010	2,757
	Toho Bank Ltd.	1,107,625	2,751
	Nishio Rent All Co. Ltd.	96,343	2,745
	FULLCAST Holdings Co. Ltd.	120,648	2,739
	S-Pool Inc.	354,485	2,736
	Wakita & Co. Ltd.	268,194	2,730
^	Teikoku Sen-I Co. Ltd.	125,733	2,709
	METAWATER Co. Ltd.	67,648	2,705
	Oiles Corp.	177,902	2,697
	Gree Inc.	596,743	2,696
	Konoike Transport Co. Ltd.	177,815	2,696
	Maruzen Showa Unyu Co. Ltd.	91,927	2,696
	Kurabo Industries Ltd.	115,947	2,688
	Kyokuto Kaihatsu Kogyo Co. Ltd.	183,486	2,686
	V Technology Co. Ltd.	52,972	2,685
	Bank of Iwate Ltd.	101,632	2,679
	Riso Kagaku Corp.	151,962	2,671
	Maruwa Unyu Kikan Co. Ltd.	121,632	2,669
	Joshin Denki Co. Ltd.	111,787	2,652
^	Monex Group Inc.	1,084,086	2,652
	Kanto Denka Kogyo Co. Ltd.	282,331	2,632
	Plenus Co. Ltd.	146,658	2,632
	Futaba Corp.	212,446	2,631
	Sanyo Denki Co. Ltd.	53,402	2,629
	Shikoku Chemicals Corp.	207,858	2,610
	Furukawa Co. Ltd.	197,975	2,608
	TOC Co. Ltd.	316,198	2,599
	Fukushima Industries Corp.	69,160	2,590
	Seikagaku Corp.	230,146	2,584
	Organo Corp.	41,829	2,574

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	KFC Holdings Japan Ltd.	88,033	2,573
*,^	Vision Inc.	154,725	2,566
	Daikyonishikawa Corp.	330,041	2,566
	Kyoei Steel Ltd.	131,658	2,566
	EPS Holdings Inc.	200,443	2,545
	Maeda Kosen Co. Ltd.	127,928	2,544
	Pack Corp.	70,453	2,542
	T Hasegawa Co. Ltd.	130,315	2,534
	Futaba Industrial Co. Ltd.	360,651	2,529
*	ARTERIA Networks Corp.	155,200	2,503
	TSI Holdings Co. Ltd.	492,605	2,496
	JVCKenwood Corp.	997,101	2,496
	Fukui Bank Ltd.	139,419	2,495
	Nissha Co. Ltd.	245,193	2,494
	World Co. Ltd.	101,500	2,493
	Mitsui-Soko Holdings Co. Ltd.	131,931	2,484
	Nextage Co. Ltd.	211,298	2,480
	Daiho Corp.	94,188	2,477
	TV Asahi Holdings Corp.	133,514	2,465
^	Kitanotatsujin Corp.	370,468	2,461
	Japan Securities Finance Co. Ltd.	514,995	2,458
	Meisei Industrial Co. Ltd.	274,961	2,454
	Aichi Steel Corp.	69,947	2,447
*,^	Chiyoda Corp.	945,634	2,446
	Mitsuboshi Belting Ltd.	126,981	2,440
	Central Security Patrols Co. Ltd.	42,388	2,436
	AOKI Holdings Inc.	235,356	2,434
	Kaga Electronics Co. Ltd.	106,180	2,432
	Kanematsu Electronics Ltd.	72,659	2,425
	Ehime Bank Ltd.	224,168	2,414
	IR Japan Holdings Ltd.	54,200	2,410
^	Fujio Food System Co. Ltd.	145,000	2,398
	Pressance Corp.	195,506	2,393
	Mitsubishi Shokuhin Co. Ltd.	84,395	2,385
	Takamatsu Construction Group Co. Ltd.	91,821	2,376
	Yokohama Reito Co. Ltd.	259,729	2,376
	LIXIL VIVA Corp.	132,058	2,368
	ESPEC Corp.	115,489	2,365
	Takara Leben Co. Ltd.	509,965	2,365
	Itochu Enex Co. Ltd.	280,453	2,364
	Obara Group Inc.	70,117	2,362
	Tanseisha Co. Ltd.	195,506	2,360
	Mitsui High-Tec Inc.	151,143	2,357
	VT Holdings Co. Ltd.	529,643	2,351
	Oita Bank Ltd.	92,524	2,350
	Rorze Corp.	59,010	2,345
	Chubu Shiryo Co. Ltd.	158,766	2,343
	Doshisha Co. Ltd.	141,585	2,341
	Japan Pulp & Paper Co. Ltd.	61,015	2,341
	Ichikoh Industries Ltd.	337,849	2,338
	Ryoyo Electro Corp.	125,436	2,326
^	Nippon Carbon Co. Ltd.	62,236	2,325
^	Nishimatsuya Chain Co. Ltd.	270,756	2,325
	Matsuyafoods Holdings Co. Ltd.	55,875	2,322
	Hokuto Corp.	127,454	2,314
	Sodick Co. Ltd.	261,882	2,313
	YAMABIKO Corp.	211,544	2,308
	Tsurumi Manufacturing Co. Ltd.	123,060	2,301
^	Monogatari Corp.	29,587	2,297
	Riken Keiki Co. Ltd.	106,161	2,293
	Miyazaki Bank Ltd.	91,914	2,289
	Tosei Corp.	167,300	2,284
	PAL GROUP Holdings Co. Ltd.	65,439	2,284
	Dai-Dan Co. Ltd.	88,476	2,272

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Koa Corp.	182,558	2,268
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	78,387	2,265
	Shin-Etsu Polymer Co. Ltd.	222,015	2,253
	Sumitomo Densetsu Co. Ltd.	83,377	2,241
	Micronics Japan Co. Ltd.	198,689	2,230
	Gakken Holdings Co. Ltd.	31,201	2,228
^	DyDo Group Holdings Inc.	52,798	2,228
	J-Oil Mills Inc.	56,166	2,227
	Fujicco Co. Ltd.	124,482	2,225
	San ju San Financial Group Inc.	138,953	2,201
	Nissei ASB Machine Co. Ltd.	50,486	2,192
	Bando Chemical Industries Ltd.	259,606	2,192
	Valqua Ltd.	91,328	2,188
	Tosho Co. Ltd.	95,227	2,185
	Foster Electric Co. Ltd.	124,208	2,182
^	Sourcenext Corp.	500,000	2,181
	Konishi Co. Ltd.	154,075	2,174
	Tokyo Kiraboshi Financial Group Inc.	156,080	2,173
	Tachi-S Co. Ltd.	166,746	2,172
	Macromill Inc.	226,171	2,166
	Toyo Construction Co. Ltd.	453,042	2,166
	Avex Inc.	187,801	2,163
	Fujibo Holdings Inc.	66,643	2,159
	Canon Electronics Inc.	112,099	2,155
	Ishihara Sangyo Kaisha Ltd.	225,768	2,151
	Tamron Co. Ltd.	93,454	2,149
	Geo Holdings Corp.	173,253	2,137
	Sanyo Special Steel Co. Ltd.	147,898	2,130
	Tekken Corp.	82,587	2,129
	Key Coffee Inc.	99,860	2,122
	Denki Kogyo Co. Ltd.	70,966	2,118
	Fuji Co. Ltd.	118,803	2,112
	Okuwa Co. Ltd.	156,415	2,093
	Okabe Co. Ltd.	248,914	2,089
	Nippon Television Holdings Inc.	156,165	2,083
	Tonami Holdings Co. Ltd.	41,839	2,073
	Press Kogyo Co. Ltd.	521,117	2,072
	Akita Bank Ltd.	102,233	2,071
	Nippon Road Co. Ltd.	33,004	2,064
	Torii Pharmaceutical Co. Ltd.	73,652	2,062
	Sinko Industries Ltd.	117,539	2,060
	Cybozu Inc.	151,766	2,058
	Takasago International Corp.	88,228	2,057
	Sogo Medical Holdings Co. Ltd.	111,486	2,052
	Pacific Metals Co. Ltd.	87,521	2,042
	Yamanashi Chuo Bank Ltd.	191,338	2,042
	Qol Holdings Co. Ltd.	146,199	2,040
^	ValueCommerce Co. Ltd.	95,200	2,039
	Enplas Corp.	62,043	2,034
	Sun Frontier Fudousan Co. Ltd.	169,691	2,031
	Sinfonia Technology Co. Ltd.	161,258	2,028
	Mitsui Sugar Co. Ltd.	96,861	2,022
	Sumitomo Riko Co. Ltd.	223,579	2,017
	LIFULL Co. Ltd.	396,216	2,015
	G-Tekt Corp.	126,680	2,013
	Daito Pharmaceutical Co. Ltd.	69,122	2,009
	Insource Co. Ltd.	62,200	2,008
	Chiyoda Co. Ltd.	136,064	2,003
	Sakai Chemical Industry Co. Ltd.	86,940	1,982
	Hibiya Engineering Ltd.	109,300	1,982
	Shikoku Bank Ltd.	207,990	1,977
	Taihei Dengyo Kaisha Ltd.	93,527	1,975
	Sanyo Electric Railway Co. Ltd.	98,314	1,974
	eGuarantee Inc.	171,500	1,971

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Vital KSK Holdings Inc.	204,325	1,962
	Nippon Kanzai Co. Ltd.	108,061	1,956
	Kappa Create Co. Ltd.	140,923	1,952
	Topy Industries Ltd.	105,891	1,949
	Inageya Co. Ltd.	142,032	1,948
	Riken Corp.	51,079	1,946
	Mie Kotsu Group Holdings Inc.	343,943	1,945
	Starzen Co. Ltd.	47,866	1,936
	Tokushu Tokai Paper Co. Ltd.	52,171	1,936
	Nippon Thompson Co. Ltd.	410,338	1,935
^	J Trust Co. Ltd.	491,937	1,928
	Anest Iwata Corp.	200,043	1,925
	EM Systems Co. Ltd.	215,000	1,920
	Tachibana Eletech Co. Ltd.	112,500	1,913
	Kintetsu Department Store Co. Ltd.	53,866	1,909
*	Optim Corp.	60,474	1,903
	Zuken Inc.	83,604	1,903
	Hioki EE Corp.	54,691	1,898
	Union Tool Co.	61,015	1,894
	Daiichi Jitsugyo Co. Ltd.	53,891	1,893
	CMK Corp.	308,746	1,892
	IDOM Inc.	327,281	1,881
	Matsuya Co. Ltd.	234,386	1,877
	Belluna Co. Ltd.	287,877	1,873
	Megachips Corp.	109,320	1,873
	Nippon Chemi-Con Corp.	98,163	1,871
	Goldcrest Co. Ltd.	97,767	1,865
	Sankyo Tateyama Inc.	166,294	1,861
	Aichi Bank Ltd.	54,304	1,860
	Arcland Sakamoto Co. Ltd.	162,985	1,857
	Kenko Mayonnaise Co. Ltd.	82,099	1,849
	Asahi Diamond Industrial Co. Ltd.	314,535	1,846
	Nippon Yakin Kogyo Co. Ltd.	86,857	1,844
	Oyo Corp.	131,904	1,840
	Daido Metal Co. Ltd.	261,997	1,826
*	Istyle Inc.	305,276	1,825
	Riso Kyoiku Co. Ltd.	515,700	1,824
	St. Marc Holdings Co. Ltd.	85,332	1,822
	Furuno Electric Co. Ltd.	147,635	1,817
	Tayca Corp.	102,572	1,814
	Future Corp.	109,370	1,813
	LEC Inc.	147,956	1,794
	Fixstars Corp.	125,600	1,790
	Denyo Co. Ltd.	93,601	1,773
^	Yamashin-Filter Corp.	225,526	1,773
	SBS Holdings Inc.	101,700	1,765
	Riken Vitamin Co. Ltd.	46,030	1,762
	Hosokawa Micron Corp.	40,942	1,753
*,^	RPA Holdings Inc.	164,847	1,752
^	Kamakura Shinsho Ltd.	110,700	1,748
	Intage Holdings Inc.	204,553	1,746
	Toyo Tanso Co. Ltd.	84,216	1,743
	Sumitomo Seika Chemicals Co. Ltd.	53,795	1,741
	Rheon Automatic Machinery Co. Ltd.	120,861	1,739
^	Kyosan Electric Manufacturing Co. Ltd.	304,128	1,737
	Daiwa Industries Ltd.	156,434	1,735
^	Akatsuki Inc.	32,221	1,727
	SWCC Showa Holdings Co. Ltd.	126,696	1,726
	Mimasu Semiconductor Industry Co. Ltd.	85,918	1,723
	Sanshin Electronics Co. Ltd.	105,241	1,721
	Stella Chemifa Corp.	58,511	1,713
*	Japan Meat Co. Ltd.	82,400	1,712
	Neturen Co. Ltd.	208,665	1,705
	Advan Co. Ltd.	149,072	1,702

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Amuse Inc.	61,521	1,697
	Ines Corp.	135,521	1,693
	KAWADA TECHNOLOGIES Inc.	27,599	1,693
	Toyo Corp.	136,311	1,690
^	Toa Corp. (Tokyo)	112,010	1,684
	Alconix Corp.	128,406	1,683
^	Towa Corp.	156,647	1,682
	Kamei Corp.	136,404	1,671
	Eagle Industry Co. Ltd.	161,375	1,668
	Noritsu Koki Co. Ltd.	120,563	1,668
	Daiken Corp.	91,809	1,665
	Tenma Corp.	90,018	1,664
	Toho Titanium Co. Ltd.	194,496	1,659
	Nittetsu Mining Co. Ltd.	35,932	1,657
^	W-Scope Corp.	176,781	1,651
	ZIGExN Co. Ltd.	331,800	1,650
	OSAKA Titanium Technologies Co. Ltd.	118,003	1,650
	Pasona Group Inc.	112,800	1,645
	Rock Field Co. Ltd.	117,181	1,642
	Iino Kaiun Kaisha Ltd.	483,424	1,639
	CI Takiron Corp.	242,605	1,636
	Honeys Holdings Co. Ltd.	99,406	1,634
	Katakura Industries Co. Ltd.	130,938	1,634
^	Hoosiers Holdings	249,200	1,634
	Towa Bank Ltd.	205,216	1,631
	Xebio Holdings Co. Ltd.	134,494	1,624
	Dai Nippon Toryo Co. Ltd.	150,009	1,612
	Shinko Shoji Co. Ltd.	198,182	1,607
^	Marusan Securities Co. Ltd.	359,627	1,605
	Tsukui Corp.	295,377	1,596
	Shin Nippon Air Technologies Co. Ltd.	80,300	1,593
	Alpen Co. Ltd.	96,650	1,572
	Toenec Corp.	44,324	1,568
*	Poletowin Pitcrew Holdings Inc.	176,500	1,567
^	Optorun Co. Ltd.	57,406	1,566
	Yorozu Corp.	116,628	1,566
	CONEXIO Corp.	105,239	1,565
	RS Technologies Co. Ltd.	45,054	1,565
^	PIA Corp.	35,338	1,551
	Itochu-Shokuhin Co. Ltd.	32,290	1,550
	OPT Holding Inc.	100,978	1,547
	Arcland Service Holdings Co. Ltd.	89,399	1,542
	Shindengen Electric Manufacturing Co. Ltd.	44,378	1,541
	GLOBERIDE Inc.	61,800	1,539
	OSJB Holdings Corp.	619,161	1,535
	JAC Recruitment Co. Ltd.	86,248	1,532
	Nichiden Corp.	80,475	1,532
	Osaki Electric Co. Ltd.	241,982	1,523
	Teikoku Electric Manufacturing Co. Ltd.	114,854	1,523
	Shinwa Co. Ltd.	69,629	1,520
	Iseki & Co. Ltd.	99,757	1,519
^	Sanoh Industrial Co. Ltd.	131,782	1,517
	Mitsubishi Research Institute Inc.	38,138	1,506
	Mitsuba Corp.	221,871	1,505
^	Sumida Corp.	127,576	1,498
	Gurunavi Inc.	167,564	1,491
	Toho Zinc Co. Ltd.	78,898	1,488
	Parco Co. Ltd.	87,711	1,482
^	BRONCO BILLY Co. Ltd.	57,887	1,478
	Nihon Chouzai Co. Ltd.	41,948	1,470
^	Link And Motivation Inc.	252,897	1,469
	Kanagawa Chuo Kotsu Co. Ltd.	39,216	1,466
	Komtasu Matere Co. Ltd.	196,162	1,464
	Cosel Co. Ltd.	135,886	1,461

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Yurtec Corp.	231,338	1,459
	Roland DG Corp.	73,229	1,459
	Aisan Industry Co. Ltd.	202,476	1,459
	Moriroku Holdings Co. Ltd.	66,700	1,459
	Nitto Kohki Co. Ltd.	67,614	1,452
	Riken Technos Corp.	295,700	1,451
^	ES-Con Japan Ltd.	168,800	1,449
	Cawachi Ltd.	71,475	1,448
	Godo Steel Ltd.	56,079	1,445
	Arakawa Chemical Industries Ltd.	96,278	1,444
	Kyokuyo Co. Ltd.	54,708	1,443
	Icom Inc.	57,905	1,442
	Nihon Tokushu Toryo Co. Ltd.	104,572	1,441
*,^	BrainPad Inc.	28,319	1,434
	Shinnihon Corp.	166,590	1,433
	Elan Corp.	97,400	1,430
	ASKA Pharmaceutical Co. Ltd.	124,152	1,430
	Japan Transcity Corp.	282,857	1,423
	Sagami Holdings Corp.	113,561	1,420
	Fukuda Corp.	31,600	1,419
	JDC Corp.	230,200	1,417
	Juki Corp.	176,129	1,412
	Feed One Co. Ltd.	822,491	1,407
*,^	KLab Inc.	187,918	1,398
	Krosaki Harima Corp.	23,787	1,396
	Kurimoto Ltd.	70,113	1,394
	Toa Corp.	132,225	1,392
	Keiyo Co. Ltd.	264,524	1,387
	NS United Kaiun Kaisha Ltd.	67,215	1,379
	FIDEA Holdings Co. Ltd.	1,083,754	1,378
^	YAKUODO Holdings Co. Ltd.	61,620	1,376
	GCA Corp.	149,558	1,375
	Nissin Sugar Co. Ltd.	74,500	1,371
^	Yonex Co. Ltd.	216,078	1,366
	Chukyo Bank Ltd.	66,715	1,360
	Nagatanien Holdings Co. Ltd.	67,548	1,357
	Hochiki Corp.	84,124	1,353
*	Vector Inc.	139,008	1,352
	Chiyoda Integre Co. Ltd.	64,427	1,351
§	Misawa Homes Co. Ltd.	122,538	1,348
	Achilles Corp.	80,825	1,345
	Michinoku Bank Ltd.	97,413	1,335
	Kanaden Corp.	106,133	1,330
	Kyodo Printing Co. Ltd.	48,676	1,326
	Sparx Group Co. Ltd.	577,400	1,323
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,320
	Fukui Computer Holdings Inc.	40,720	1,320
	Nichiban Co. Ltd.	77,374	1,316
	WATAMI Co. Ltd.	110,567	1,313
	Tochigi Bank Ltd.	609,057	1,308
	Koatsu Gas Kogyo Co. Ltd.	158,129	1,283
	Marvelous Inc.	190,997	1,273
	Kasai Kogyo Co. Ltd.	162,017	1,271
	Halows Co. Ltd.	51,651	1,270
	K&O Energy Group Inc.	85,018	1,270
	Nippon Parking Development Co. Ltd.	890,781	1,264
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,264
	Hodogaya Chemical Co. Ltd.	32,715	1,260
	Chori Co. Ltd.	61,953	1,257
	Onoken Co. Ltd.	96,315	1,251
	Hisaka Works Ltd.	134,936	1,245
	Yushin Precision Equipment Co. Ltd.	133,733	1,240
	Ichiyoshi Securities Co. Ltd.	209,794	1,232
	JSP Corp.	68,636	1,230

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Shimizu Bank Ltd.	61,677	1,226
	Itoki Corp.	249,460	1,223
	Aeon Fantasy Co. Ltd.	45,544	1,221
	Melco Holdings Inc.	42,343	1,203
*	Sanden Holdings Corp.	155,818	1,202
	NEC Capital Solutions Ltd.	52,437	1,200
	Ryoden Corp.	79,074	1,198
	Fujita Kanko Inc.	46,051	1,194
	Trust Tech Inc.	102,650	1,192
	WDB Holdings Co. Ltd.	48,104	1,187
^	Taki Chemical Co. Ltd.	27,700	1,185
	Aiphone Co. Ltd.	69,885	1,180
	Nihon Trim Co. Ltd.	27,300	1,179
^	Dai-ichi Seiko Co. Ltd.	48,835	1,178
	Nihon Nohyaku Co. Ltd.	221,855	1,178
	Shibusawa Warehouse Co. Ltd.	53,891	1,169
	Rokko Butter Co. Ltd.	74,125	1,167
	Jimoto Holdings Inc.	1,117,156	1,165
^	Fujiya Co. Ltd.	59,519	1,160
	Nissin Corp.	66,345	1,152
	ASAHI YUKIZAI Corp.	70,351	1,148
	Happinet Corp.	88,793	1,147
	Fuji Pharma Co. Ltd.	93,814	1,147
^	YA-MAN Ltd.	170,677	1,142
*,^	Change Inc.	43,000	1,141
	Evolable Asia Corp.	62,644	1,141
	Sankyo Seiko Co. Ltd.	208,137	1,141
	Yahagi Construction Co. Ltd.	150,623	1,138
	Hokkan Holdings Ltd.	59,403	1,136
*	Nippon Sharyo Ltd.	38,211	1,134
	Meiko Network Japan Co. Ltd.	119,294	1,130
	MTI Ltd.	172,309	1,127
	Nisso Corp.	109,300	1,117
	Tsukuba Bank Ltd.	509,982	1,115
	Fudo Tetra Corp.	70,353	1,108
	Torishima Pump Manufacturing Co. Ltd.	131,828	1,107
	Kansai Super Market Ltd.	115,032	1,107
	Sekisui Plastics Co. Ltd.	145,260	1,100
	Bank of Saga Ltd.	68,753	1,099
	Industrial & Infrastructure Fund Investment Corp.	719	1,097
*	Unitika Ltd.	318,800	1,095
	Toyo Kanetsu KK	49,790	1,093
*,^	Open Door Inc.	76,284	1,092
	France Bed Holdings Co. Ltd.	123,300	1,091
*	Gunosy Inc.	79,800	1,088
	Tatsuta Electric Wire and Cable Co. Ltd.	194,859	1,078
	CAC Holdings Corp.	74,880	1,074
	Hokkaido Gas Co. Ltd.	70,006	1,074
^	Kourakuen Holdings Corp.	56,133	1,068
	Elematec Corp.	101,020	1,066
	F@N Communications Inc.	241,371	1,063
	CTS Co. Ltd.	148,973	1,057
	Kitagawa Corp.	47,870	1,054
	PC Depot Corp.	207,140	1,051
	Softbank Technology Corp.	57,000	1,051
	Maezawa Kyuso Industries Co. Ltd.	51,364	1,046
*	Nippon Denko Co. Ltd.	657,617	1,045
	Central Sports Co. Ltd.	35,454	1,039
	Aichi Corp.	152,505	1,039
	Tokyo Rakutenchi Co. Ltd.	17,452	1,037
	JP-Holdings Inc.	360,632	1,037
	Pronexus Inc.	87,917	1,032
*	Akebono Brake Industry Co. Ltd.	463,971	1,032
	Alpha Systems Inc.	39,423	1,028

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
^	Genky DrugStores Co. Ltd.	47,951	1,023
	Japan Best Rescue System Co. Ltd.	98,576	1,019
	Matsuda Sangyo Co. Ltd.	68,507	1,016
	World Holdings Co. Ltd.	57,291	1,013
	Yushiro Chemical Industry Co. Ltd.	75,512	1,009
	Weathernews Inc.	31,298	1,008
	Ministop Co. Ltd.	74,666	1,005
^	Pepper Food Service Co. Ltd.	86,702	1,000
	Tomoku Co. Ltd.	57,494	1,000
	ST Corp.	63,324	1,000
	Sanei Architecture Planning Co. Ltd.	65,601	989
	Chiba Kogyo Bank Ltd.	272,400	985
	Sac's Bar Holdings Inc.	116,961	984
	SRA Holdings	39,753	978
	Toho Co. Ltd.	53,073	971
	Mars Group Holdings Corp.	51,685	968
	Artnature Inc.	126,227	965
	Okura Industrial Co. Ltd.	52,159	955
*	KNT-CT Holdings Co. Ltd.	69,863	945
	Taisei Lamick Co. Ltd.	34,917	944
	Tokyo Electron Device Ltd.	37,824	944
	Sinanen Holdings Co. Ltd.	50,668	942
	Yomiuri Land Co. Ltd.	22,388	930
^	CHIMNEY Co. Ltd.	43,432	926
	Kato Works Co. Ltd.	61,446	923
	Tokyo Energy & Systems Inc.	110,005	922
*,^	Toyo Engineering Corp.	141,595	921
	Studio Alice Co. Ltd.	52,824	920
	Osaka Steel Co. Ltd.	67,527	919
	Kita-Nippon Bank Ltd.	44,446	916
	Space Value Holdings Co. Ltd.	185,821	913
	Tsutsumi Jewelry Co. Ltd.	46,523	907
	Kyokuto Securities Co. Ltd.	132,842	903
	Fuso Pharmaceutical Industries Ltd.	47,835	900
	Mitsui Matsushima Holdings Co. Ltd.	80,871	898
*	COOKPAD Inc.	274,525	895
	CMIC Holdings Co. Ltd.	52,810	894
	Zuiko Corp.	24,480	888
	Daikokutenbussan Co. Ltd.	29,904	883
	Toli Corp.	300,768	880
	Tokyo Rope Manufacturing Co. Ltd.	73,863	877
	Asahi Co. Ltd.	67,524	875
	Tv Tokyo Holdings Corp.	38,913	868
*	Sanyo Shokai Ltd.	68,421	866
*	Toa Oil Co. Ltd.	38,449	858
	Corona Corp. Class A	89,691	854
	Seika Corp.	68,217	840
	SMK Corp.	31,019	840
	Hito Communications Holdings Inc.	60,129	837
	Maezawa Kasei Industries Co. Ltd.	75,258	833
	Kitano Construction Corp.	34,691	832
	Daisyo Corp.	53,616	827
	Wellnet Corp.	119,543	814
	Japan Cash Machine Co. Ltd.	97,177	800
^	Tokyo Individualized Educational Institute Inc.	121,387	793
	Fujikura Kasei Co. Ltd.	146,878	790
	Chuo Spring Co. Ltd.	27,263	786
	Jamco Corp.	59,211	785
	Wowow Inc.	30,633	777
	Chuetsu Pulp & Paper Co. Ltd.	50,703	773
	Hakuto Co. Ltd.	61,962	771
	Kojima Co. Ltd.	151,201	728
	Namura Shipbuilding Co. Ltd.	297,620	725
*,^	Medical Data Vision Co. Ltd.	88,908	717

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Shin Nippon Biomedical Laboratories Ltd.	124,229	716
	Mitsubishi Paper Mills Ltd.	160,325	715
	Fujitsu Frontech Ltd.	56,915	709
*	FDK Corp.	84,263	709
	Takamiya Co. Ltd.	109,775	705
	Mitsubishi Steel Manufacturing Co. Ltd.	71,138	702
	Shimojima Co. Ltd.	63,984	697
	Cleanup Corp.	104,814	685
	Takaoka Toko Co. Ltd.	62,022	679
	Inaba Seisakusho Co. Ltd.	51,448	677
	Daikoku Denki Co. Ltd.	43,834	661
	Gun-Ei Chemical Industry Co. Ltd.	27,199	648
^	Ateam Inc.	64,415	646
	T RAD Co. Ltd.	34,134	642
^	Ohara Inc.	47,987	641
*	Remixpoint Inc.	369,749	626
	Gecoss Corp.	61,164	621
	Nihon Yamamura Glass Co. Ltd.	51,470	620
	Taiho Kogyo Co. Ltd.	77,263	616
	Atsugi Co. Ltd.	76,668	598
	Nippon Coke & Engineering Co. Ltd.	787,278	584
	Linical Co. Ltd.	56,843	583
	Sumitomo Precision Products Co. Ltd.	18,050	560
	Takihyo Co. Ltd.	32,385	556
	Nakayama Steel Works Ltd.	107,585	537
*	Funai Electric Co. Ltd.	82,615	533
	Fuji Oil Co. Ltd.	237,736	530
*	Tokyo Base Co. Ltd.	93,810	523
	Airport Facilities Co. Ltd.	101,608	517
	Fields Corp.	82,878	493
*	Aplus Financial Co. Ltd.	596,261	479
*,^	Tateru Inc.	186,055	362
^	Right On Co. Ltd.	63,885	352
	Paris Miki Holdings Inc.	120,822	349
*,^	Laox Co. Ltd.	137,705	337
	Retail Partners Co. Ltd.	10,525	87
			27,137,338
Netherlands (3.1%)
	ASML Holding NV	2,525,552	747,710
	Unilever NV	9,158,519	525,616
	ING Groep NV	24,593,790	295,678
	Koninklijke Philips NV	5,700,868	278,681
*	Prosus NV	2,591,068	193,921
	Koninklijke Ahold Delhaize NV	6,451,131	161,746
	Heineken NV	1,487,273	158,734
	Koninklijke DSM NV	1,108,575	144,942
*,2	Adyen NV	166,545	137,000
	Akzo Nobel NV	1,320,531	134,858
	Unibail-Rodamco-Westfield	849,882	134,141
	Wolters Kluwer NV	1,666,534	121,683
	NN Group NV	2,128,771	80,942
	ArcelorMittal	3,796,304	66,890
*,^	Galapagos NV	314,604	65,516
	Heineken Holding NV	667,523	64,879
	Koninklijke KPN NV	20,885,077	61,807
	Aegon NV (XAMS)	10,687,034	48,921
[2]	ABN AMRO Bank NV	2,616,651	47,692
	Randstad NV	695,345	42,608
	ASM International NV	305,661	34,501
	ASR Nederland NV	872,407	32,694
	IMCD NV	331,644	29,038
	Aalberts NV	602,909	27,136
[2]	Signify NV	793,010	24,820
*	Altice Europe NV	3,547,638	22,973

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Koninklijke Vopak NV	419,068	22,772
*,^,2	Takeaway.com NV	242,670	22,432
	SBM Offshore NV	1,031,113	19,264
	BE Semiconductor Industries NV	449,843	17,464
	TKH Group NV	264,490	14,865
^	Boskalis Westminster	517,908	13,271
*	OCI NV	608,046	12,873
	Corbion NV	373,679	11,790
[2]	Intertrust NV	560,449	10,899
	Arcadis NV	447,793	10,485
	APERAM SA	298,024	9,573
[2]	GrandVision NV	306,338	9,421
^	Eurocommercial Properties NV	301,104	8,435
*,2	Basic-Fit NV	216,137	8,237
	PostNL NV	2,929,397	6,629
	Sligro Food Group NV	218,175	5,881
^	Wereldhave NV	255,124	5,765
*,^	Fugro NV	498,010	5,615
	NSI NV	113,021	5,505
^	AMG Advanced Metallurgical Group NV	191,276	4,695
	TomTom NV	435,414	4,609
	Koninklijke BAM Groep NV	1,511,168	4,573
[2]	Flow Traders	174,289	4,210
	Koninklijke Volkerwessels NV	153,583	3,785
	Accell Group NV	129,692	3,759
	Vastned Retail NV	108,537	3,256
[2]	NIBC Holding NV	241,574	2,044
	Aegon NV (XNYS)	405,926	1,839
*	Altice Europe NV Class B	280,197	1,799
[2]	B&S Group Sarl	151,752	1,633
	ForFarmers NV	228,864	1,474
^	Brunel International NV	125,543	1,272
			3,945,251
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,575,300	53,508
*	a2 Milk Co. Ltd.	4,585,227	46,427
	Auckland International Airport Ltd.	5,932,375	34,968
	Spark New Zealand Ltd.	11,580,885	33,770
	Ryman Healthcare Ltd.	2,590,921	28,476
	Meridian Energy Ltd.	7,758,403	26,134
	Contact Energy Ltd.	4,508,702	21,658
	Fletcher Building Ltd.	5,273,099	18,075
	Mercury NZ Ltd.	4,306,630	14,650
	Mainfreight Ltd.	508,680	14,561
	Chorus Ltd.	2,795,586	11,631
	SKYCITY Entertainment Group Ltd.	4,239,084	11,336
	Goodman Property Trust	7,176,384	10,731
	Kiwi Property Group Ltd.	9,849,977	10,349
	Infratil Ltd.	2,882,322	9,784
	EBOS Group Ltd.	578,397	9,447
	Summerset Group Holdings Ltd.	1,398,093	8,379
	Precinct Properties New Zealand Ltd.	5,877,912	7,262
	Z Energy Ltd.	2,291,196	6,781
	Genesis Energy Ltd.	3,162,974	6,446
	Air New Zealand Ltd.	3,132,524	6,181
	Freightways Ltd.	923,213	5,285
	Metlifecare Ltd.	1,081,724	4,974
	Argosy Property Ltd.	5,142,036	4,780
	Vital Healthcare Property Trust	2,293,821	4,358
	Vector Ltd.	1,559,934	3,919
*	Synlait Milk Ltd.	615,907	3,690
	Kathmandu Holdings Ltd.	1,509,311	3,396
	Heartland Group Holdings Ltd.	2,552,624	3,182
*,^	Pushpay Holdings Ltd.	1,102,076	2,987

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Scales Corp. Ltd.	648,922	2,190
	Tourism Holdings Ltd.	941,344	2,188
*	Restaurant Brands New Zealand Ltd.	196,945	1,850
	New Zealand Refining Co. Ltd.	1,207,954	1,529
	SKY Network Television Ltd.	2,509,932	1,202
			436,084
Norway (0.7%)
	Equinor ASA	6,208,850	123,819
	DNB ASA	6,585,283	123,230
	Telenor ASA	4,081,009	73,155
	Mowi ASA	2,684,770	69,807
	Orkla ASA	4,805,032	48,727
	Yara International ASA	1,096,600	45,689
	Norsk Hydro ASA	8,451,049	31,426
	Storebrand ASA	2,950,661	23,246
	Aker BP ASA	678,523	22,269
	TGS NOPEC Geophysical Co. ASA	730,385	22,221
	Gjensidige Forsikring ASA	1,044,356	21,922
	Tomra Systems ASA	683,053	21,712
	Bakkafrost P/F	291,530	21,611
	Subsea 7 SA	1,469,802	17,583
[2]	Entra ASA	1,050,332	17,364
*	Adevinta ASA Class B	1,412,194	16,776
	Salmar ASA	326,859	16,750
	Schibsted ASA Class A	545,287	16,498
	Schibsted ASA Class B	571,447	16,330
	SpareBank 1 SR-Bank ASA	1,112,450	12,664
	Leroy Seafood Group ASA	1,624,733	10,816
*	Norwegian Finans Holding ASA	976,609	10,591
	SpareBank 1 SMN	831,925	9,501
	Aker ASA	151,596	9,377
	Veidekke ASA	687,824	9,364
[2]	Scatec Solar ASA	570,684	8,102
	Kongsberg Gruppen ASA	475,396	7,471
	Atea ASA	508,425	7,463
	Borregaard ASA	634,928	6,881
	Frontline Ltd.	483,909	6,136
*	Nordic Semiconductor ASA	901,065	5,725
	Austevoll Seafood ASA	557,190	5,713
	Grieg Seafood ASA	339,021	5,421
	DNO ASA	3,960,316	5,223
*,^	Borr Drilling Ltd.	496,175	4,278
[2]	Sbanken ASA	498,674	4,245
[2]	BW LPG Ltd.	503,327	4,228
[2]	Elkem ASA	1,493,733	4,212
*	BW Offshore Ltd.	559,422	4,200
*	PGS ASA	2,032,992	3,996
^	Norway Royal Salmon ASA	101,268	2,758
*,2	Aker Solutions ASA	910,948	2,573
	Sparebank 1 Oestlandet	207,388	2,188
	Stolt-Nielsen Ltd.	167,240	2,167
	Wallenius Wilhelmsen ASA	617,851	1,539
^	Ocean Yield ASA	280,471	1,535
*,^	Norwegian Air Shuttle ASA	270,833	1,285
*,^,2	XXL ASA	561,411	1,063
*,^	Seadrill Ltd.	403,585	942
*	Akastor ASA	816,808	927
	Hoegh LNG Holdings Ltd.	237,778	909
*,§	XXL ASA Rights	61,755	16
			913,644
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	5,348,960	48,561
	Polski Koncern Naftowy ORLEN SA	1,947,067	44,042
	Powszechny Zaklad Ubezpieczen SA	3,527,856	37,259

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	CD Projekt SA	392,831	28,967
	Bank Polska Kasa Opieki SA	982,606	26,003
*	KGHM Polska Miedz SA	863,458	21,781
	Santander Bank Polska SA	185,282	15,010
	Grupa Lotos SA	615,915	13,586
	Polskie Gornictwo Naftowe i Gazownictwo SA	10,998,173	12,545
	Cyfrowy Polsat SA	1,672,663	12,297
	LPP SA	5,282	12,280
*,2	Dino Polska SA	303,254	11,506
*	PGE Polska Grupa Energetyczna SA	4,583,598	9,605
*	mBank SA	80,820	8,295
*	Orange Polska SA	4,092,618	7,677
[2]	PLAY Communications SA	791,445	7,298
*	Bank Millennium SA	3,819,957	5,879
	Asseco Poland SA	344,580	5,791
*,^	AmRest Holdings SE	455,872	5,199
	CCC SA	178,154	5,165
	KRUK SA	102,427	4,522
*	Alior Bank SA	572,880	4,328
^	Kernel Holding SA	326,036	3,885
	Budimex SA	73,465	3,321
	Bank Handlowy w Warszawie SA	205,215	2,802
^	Eurocash SA	484,084	2,782
*	Enea SA	1,302,624	2,718
*	Tauron Polska Energia SA	5,930,406	2,559
*	Energa SA	1,268,523	2,366
*	Grupa Azoty SA	285,212	2,203
	Jastrzebska Spolka Weglowa SA	310,348	1,751
	Warsaw Stock Exchange	160,889	1,666
*	Ciech SA	158,367	1,656
	PKP Cargo SA	183,352	991
	Lubelski Wegiel Bogdanka SA	65,281	599
			376,895
Portugal (0.2%)
	EDP - Energias de Portugal SA	15,919,045	69,079
	Galp Energia SGPS SA	3,257,440	54,686
	Jeronimo Martins SGPS SA	1,535,221	25,299
	EDP Renovaveis SA	957,394	11,305
	Banco Comercial Portugues SA	48,838,646	11,145
	NOS SGPS SA	1,414,756	7,640
	REN - Redes Energeticas Nacionais SGPS SA	2,421,464	7,391
	Navigator Co. SA	1,575,271	6,355
	Sonae SGPS SA	5,927,141	6,054
	CTT-Correios de Portugal SA	953,283	3,422
	Altri SGPS SA	431,360	2,754
	Corticeira Amorim SGPS SA	205,428	2,609
	Semapa-Sociedade de Investimento e Gestao	145,280	2,242
	Mota-Engil SGPS SA	524,900	1,104
*	Banco Espirito Santo SA	10,412,510	26
			211,111
Singapore (1.2%)
	DBS Group Holdings Ltd.	11,356,819	218,974
	Oversea-Chinese Banking Corp. Ltd.	21,736,852	177,820
	United Overseas Bank Ltd.	8,103,655	159,372
	Singapore Telecommunications Ltd.	46,934,089	117,669
	Keppel Corp. Ltd.	9,047,865	45,588
	CapitaLand Ltd.	15,736,627	43,913
	Ascendas REIT	18,479,911	40,829
	Wilmar International Ltd.	12,241,467	37,504
	Singapore Exchange Ltd.	5,192,880	34,201
	Singapore Technologies Engineering Ltd.	9,639,826	28,232
	CapitaLand Mall Trust	15,150,933	27,735
	Genting Singapore Ltd.	36,552,948	25,031
	Mapletree Commercial Trust	13,774,505	24,495

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	City Developments Ltd.	2,958,064	24,075
	CapitaLand Commercial Trust	15,788,069	23,382
	ComfortDelGro Corp. Ltd.	12,969,558	22,948
	Singapore Airlines Ltd.	3,215,106	21,616
	Mapletree Logistics Trust	16,004,043	20,701
	Venture Corp. Ltd.	1,628,240	19,643
	UOL Group Ltd.	3,103,437	19,207
	Mapletree Industrial Trust	9,654,456	18,672
	Suntec REIT	12,921,762	17,689
	Singapore Press Holdings Ltd.	10,084,683	16,336
	SATS Ltd.	3,975,401	14,964
	Jardine Cycle & Carriage Ltd.	618,691	13,836
	NetLink NBN Trust	18,525,228	13,021
	Keppel DC REIT	7,546,866	11,677
	Mapletree North Asia Commercial Trust	13,237,483	11,430
	Keppel REIT	12,371,132	11,416
§	Ascott Residence Trust	11,040,705	10,918
	Sembcorp Industries Ltd.	5,717,511	9,737
	Frasers Logistics & Industrial Trust	10,469,210	9,652
	Frasers Centrepoint Trust	4,477,678	9,364
	Keppel Infrastructure Trust	22,388,694	8,988
	Manulife US REIT	8,845,501	8,845
	Golden Agri-Resources Ltd.	39,911,923	6,981
	Singapore Post Ltd.	9,497,059	6,604
	CDL Hospitality Trusts	5,003,414	6,026
	Parkway Life REIT	2,384,930	5,887
	Ascendas India Trust	5,013,800	5,781
	ESR-REIT	14,383,032	5,670
	Hutchison Port Holdings Trust	31,732,516	5,458
	CapitaLand Retail China Trust	4,480,353	5,367
	Olam International Ltd.	3,863,700	5,200
*	Sembcorp Marine Ltd.	5,195,977	5,111
	Frasers Commercial Trust	4,125,951	5,095
	OUE Commercial REIT	11,953,032	5,017
	Starhill Global REIT	8,899,092	4,801
	First Resources Ltd.	3,272,927	4,624
	Raffles Medical Group Ltd.	5,723,412	4,255
	StarHub Ltd.	3,641,616	3,843
	AIMS APAC REIT	3,405,400	3,622
	Wing Tai Holdings Ltd.	2,257,053	3,389
	Cache Logistics Trust	6,353,319	3,376
	Far East Hospitality Trust	5,751,910	3,168
	SPH REIT	3,736,009	2,975
	SIA Engineering Co. Ltd.	1,396,728	2,932
	GuocoLand Ltd.	1,863,315	2,716
	Frasers Property Ltd.	2,118,658	2,661
	Frasers Hospitality Trust	4,810,692	2,542
	First REIT	3,389,782	2,509
	Sheng Siong Group Ltd.	2,719,065	2,506
	Accordia Golf Trust	4,731,755	2,354
	Soilbuild Business Space REIT	5,866,056	2,267
	Lippo Malls Indonesia Retail Trust	12,911,976	2,158
	Sabana Shari'ah Compliant Industrial REIT	6,155,301	2,105
*	Yoma Strategic Holdings Ltd.	7,479,468	1,946
	OUE Ltd.	1,659,204	1,840
	Thomson Medical Group Ltd.	38,593,900	1,839
*	Eagle Hospitality Trust	3,065,800	1,672
§	Best World International Ltd.	1,646,200	1,650
	Silverlake Axis Ltd.	5,073,661	1,548
	Asian Pay Television Trust	9,247,949	1,161
	Bumitama Agri Ltd.	1,820,023	1,082
*,^,§	Hyflux Ltd.	2,817,700	440
*,§	Noble Group Ltd.	4,883,318	294
*,^,§	Ezra Holdings Ltd.	10,329,900	84

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	1
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,460,037
South Korea (4.1%)
	Samsung Electronics Co. Ltd.	27,618,509	1,330,850
	SK Hynix Inc.	3,240,725	263,593
	Samsung Electronics Co. Ltd. Preference Shares	4,295,587	168,180
	NAVER Corp.	836,305	134,557
	Samsung Electronics Co. Ltd. GDR	105,219	125,915
*,^	Celltrion Inc.	647,394	100,920
	Shinhan Financial Group Co. Ltd.	2,685,504	100,687
	KB Financial Group Inc.	2,377,094	97,931
	Hyundai Motor Co.	882,946	91,965
	Hyundai Mobis Co. Ltd.	408,319	90,337
	POSCO	426,679	86,728
	LG Chem Ltd.	280,716	76,931
	Samsung SDI Co. Ltd.	329,387	67,101
	Kia Motors Corp.	1,611,487	61,543
	Hana Financial Group Inc.	1,856,405	59,049
	LG Household & Health Care Ltd.	53,967	58,622
	KT&G Corp.	691,902	55,980
	Samsung C&T Corp.	524,479	49,105
	NCSoft Corp.	104,712	48,859
	SK Holdings Co. Ltd.	208,053	46,936
	SK Innovation Co. Ltd.	357,400	46,254
	Kakao Corp.	323,598	42,859
	Samsung Fire & Marine Insurance Co. Ltd.	192,480	40,466
	LG Electronics Inc.	626,757	38,932
^	Samsung Electro-Mechanics Co. Ltd.	347,889	37,419
	LG Corp.	564,495	35,968
	Woori Financial Group Inc.	3,384,787	33,889
	Samsung SDS Co. Ltd.	199,058	33,407
^	Amorepacific Corp.	193,810	33,377
*	Korea Electric Power Corp.	1,372,949	32,941
*,^,2	Samsung Biologics Co. Ltd.	83,564	31,184
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	270,122	29,393
	Woongjin Coway Co. Ltd.	351,432	28,253
	Samsung Life Insurance Co. Ltd.	399,188	25,664
	Korea Zinc Co. Ltd.	61,903	22,748
*,^	HLB Inc.	214,609	21,336
^	S-Oil Corp.	256,893	21,099
*,^	LG Display Co. Ltd.	1,402,433	19,620
	Hyundai Heavy Industries Holdings Co. Ltd.	65,442	19,099
*	Celltrion Healthcare Co. Ltd.	417,323	19,014
	Lotte Chemical Corp.	92,291	17,831
	Industrial Bank of Korea	1,706,327	17,393
*	Samsung Heavy Industries Co. Ltd.	2,731,360	17,104
	Kangwon Land Inc.	661,098	16,912
	Hyundai Engineering & Construction Co. Ltd.	457,423	16,687
	SK Telecom Co. Ltd.	80,691	16,626
	Hyundai Motor Co. 2nd Preference Shares	237,537	16,295
*	Samsung Engineering Co. Ltd.	985,129	16,280
	Mirae Asset Daewoo Co. Ltd.	2,361,842	15,367
	Hotel Shilla Co. Ltd.	194,254	15,183
^	Fila Korea Ltd.	326,996	14,942
	Korea Investment Holdings Co. Ltd.	237,717	14,846
	LG Uplus Corp.	1,208,795	14,826
	GS Holdings Corp.	321,199	14,330
	Hyundai Glovis Co. Ltd.	115,246	14,220
	E-MART Inc.	126,803	13,951
	Hankook Tire & Technology Co. Ltd.	468,942	13,580
	Daelim Industrial Co. Ltd.	171,096	13,385
	DB Insurance Co. Ltd.	295,246	13,337
^	SK Telecom Co. Ltd. ADR	576,850	13,331

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Samsung Securities Co. Ltd.	394,927	13,153
	Hyundai Steel Co.	475,687	12,897
	AMOREPACIFIC Group	179,684	12,837
	Orion Corp.	135,795	12,385
	BNK Financial Group Inc.	1,830,723	12,101
	Korea Aerospace Industries Ltd.	404,883	11,916
	Yuhan Corp.	57,316	11,697
	Hanmi Pharm Co. Ltd.	44,893	11,475
^	Shinsegae Inc.	43,400	10,819
	CJ CheilJedang Corp.	49,339	10,758
	LG Innotek Co. Ltd.	87,536	10,551
	LG Household & Health Care Ltd. Preference Shares	14,912	9,935
	GS Engineering & Construction Corp.	368,594	9,864
^	Hanon Systems	1,016,677	9,787
	S-1 Corp.	119,780	9,710
	Hyundai Motor Co. Preference Shares	150,075	9,295
	Cheil Worldwide Inc.	433,912	9,023
*,^	Helixmith Co. Ltd.	113,226	9,021
	Hyundai Marine & Fire Insurance Co. Ltd.	381,213	8,873
	NH Investment & Securities Co. Ltd.	796,975	8,718
*,^,2	Netmarble Corp.	108,885	8,682
	LG Chem Ltd. Preference Shares	57,765	8,629
	Lotte Shopping Co. Ltd.	70,981	8,304
	CJ ENM Co. Ltd.	59,691	8,229
	Hanwha Chemical Corp.	503,410	8,184
*,^	KMW Co. Ltd.	179,015	7,902
	Douzone Bizon Co. Ltd.	111,957	7,826
	Korean Air Lines Co. Ltd.	300,442	7,387
	Kumho Petrochemical Co. Ltd.	110,111	7,364
*	Hanall Biopharma Co. Ltd.	233,576	7,288
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	302,425	7,257
	Medy-Tox Inc.	26,683	6,939
^	Koh Young Technology Inc.	75,365	6,868
	Hyundai Department Store Co. Ltd.	94,885	6,804
^	WONIK IPS Co. Ltd.	217,470	6,736
§	KCC Corp.	34,495	6,715
*	Hanwha Aerospace Co. Ltd.	221,445	6,698
*,^	GemVax & Kael Co. Ltd.	201,597	6,680
^	Hanjin Kal Corp.	186,697	6,431
	CJ Corp.	76,416	6,372
	Mando Corp.	207,629	6,299
*,^	CJ Logistics Corp.	46,856	6,270
*,^	Pearl Abyss Corp.	38,830	6,221
	Samsung Card Co. Ltd.	186,399	6,220
	OCI Co. Ltd.	112,887	6,100
	Hyundai Elevator Co. Ltd.	102,852	6,063
	Meritz Securities Co. Ltd.	1,838,711	6,011
	Amorepacific Corp. Preference Shares	76,438	5,906
*,^	HLB Life Science Co. Ltd.	245,114	5,883
	DGB Financial Group Inc.	955,669	5,875
	BGF retail Co. Ltd.	39,557	5,788
^	POSCO Chemical Co. Ltd.	136,019	5,780
	LG Electronics Inc. Preference Shares	233,819	5,725
*	Shinhan Financial Group Co. Ltd. ADR	148,282	5,645
	GS Retail Co. Ltd.	165,406	5,615
	Lotte Corp.	164,980	5,545
	Com2uSCorp	59,381	5,506
	Meritz Fire & Marine Insurance Co. Ltd.	354,825	5,470
	Youngone Corp.	184,446	5,454
	Hanwha Corp.	249,799	5,387
	Korea Gas Corp.	164,129	5,363
*	Korea Electric Power Corp. ADR	445,959	5,276
*	Hyundai Merchant Marine Co. Ltd.	1,709,517	5,240
	DB HiTek Co. Ltd.	219,338	5,235

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
^	SKC Co. Ltd.	118,347	5,200
*,^	Mezzion Pharma Co. Ltd.	31,220	5,143
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	35,423	5,085
	Hyundai Mipo Dockyard Co. Ltd.	126,088	5,001
[2]	Orange Life Insurance Ltd.	201,468	4,916
	Posco International Corp.	305,569	4,916
^	KIWOOM Securities Co. Ltd.	71,781	4,914
	Kolon Industries Inc.	113,484	4,869
	Hite Jinro Co. Ltd.	192,380	4,814
	Paradise Co. Ltd.	281,966	4,802
	SK Networks Co. Ltd.	915,261	4,694
	Hansol Chemical Co. Ltd.	51,251	4,690
*	Hugel Inc.	13,593	4,670
*	Pan Ocean Co. Ltd.	1,188,041	4,655
	SK Materials Co. Ltd.	28,604	4,599
*	Daewoo Engineering & Construction Co. Ltd.	1,119,926	4,587
	Korean Reinsurance Co.	580,089	4,569
	LS Corp.	110,451	4,556
	LS Industrial Systems Co. Ltd.	96,560	4,548
	Eo Technics Co. Ltd.	50,617	4,518
	KEPCO Plant Service & Engineering Co. Ltd.	133,132	4,507
	SFA Engineering Corp.	112,769	4,504
	Doosan Bobcat Inc.	150,950	4,483
	JB Financial Group Co. Ltd.	919,883	4,364
	Hyundai Wia Corp.	100,436	4,352
	Innocean Worldwide Inc.	69,704	4,277
*,^	SillaJen Inc.	340,708	4,264
	HDC Hyundai Development Co-Engineering & Construction	192,136	4,248
	LOTTE Fine Chemical Co. Ltd.	108,819	4,245
*	Genexine Co. Ltd.	78,878	4,233
	NongShim Co. Ltd.	20,201	4,199
*,^	Hyundai Rotem Co. Ltd.	306,941	4,131
*,^	Doosan Infracore Co. Ltd.	856,146	4,098
*,^	Iljin Materials Co. Ltd.	108,101	3,981
*,^	Celltrion Pharm Inc.	115,308	3,950
^	Kolmar Korea Co. Ltd.	94,740	3,854
^	Soulbrain Co. Ltd.	51,995	3,800
	F&F Co. Ltd.	39,250	3,790
	Green Cross Corp.	33,114	3,782
	Hyosung Corp.	54,931	3,746
*	Doosan Heavy Industries & Construction Co. Ltd.	749,924	3,706
	Ottogi Corp.	7,730	3,705
	Chong Kun Dang Pharmaceutical Corp.	44,250	3,698
	JYP Entertainment Corp.	172,518	3,588
*	NHN Corp.	61,113	3,518
	Hanwha Life Insurance Co. Ltd.	1,758,661	3,505
*,^	SM Entertainment Co. Ltd.	105,333	3,494
*,^	G-treeBNT Co. Ltd.	126,396	3,395
	Hyundai Greenfood Co. Ltd.	327,534	3,350
	Seoul Semiconductor Co. Ltd.	234,590	3,287
	Green Cross Holdings Corp.	169,386	3,252
^	SK Chemicals Co. Ltd.	58,172	3,221
^	Hanssem Co. Ltd.	59,638	3,203
	Mirae Asset Daewoo Co. Ltd. Preference Shares	894,474	3,169
	Daewoong Pharmaceutical Co. Ltd.	26,644	3,156
*	Chabiotech Co. Ltd.	253,657	3,153
*,^	Kumho Tire Co. Inc.	868,054	3,144
	Ssangyong Cement Industrial Co. Ltd.	636,056	3,116
	LEENO Industrial Inc.	55,503	3,085
	Taekwang Industrial Co. Ltd.	3,370	3,085
*	Yungjin Pharmaceutical Co. Ltd.	540,062	3,074
*,^	ABLBio Inc.	143,448	2,973
	Dongsuh Cos. Inc.	197,417	2,966
	HS Industries Co. Ltd.	286,809	2,942

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Komipharm International Co. Ltd.	222,475	2,919
	Dong-A ST Co. Ltd.	28,071	2,883
*	CrystalGenomics Inc.	222,060	2,832
*	Oscotec Inc.	135,121	2,800
^	Cosmax Inc.	40,371	2,779
	Hanmi Science Co. ltd	83,240	2,750
	Partron Co. Ltd.	239,406	2,728
^	Bukwang Pharmaceutical Co. Ltd.	220,053	2,727
	Daeduck Electronics Co.	301,842	2,724
*	Asiana Airlines Inc.	583,040	2,718
^	Dongjin Semichem Co. Ltd.	185,654	2,686
^	Shinsegae International Inc.	13,987	2,647
*	Medipost Co. Ltd.	87,244	2,632
*	BH Co. Ltd.	137,788	2,604
^	SKCKOLONPI Inc.	85,604	2,582
	Hyosung TNC Co. Ltd.	19,098	2,542
	IS Dongseo Co. Ltd.	89,085	2,539
	Lotte Chilsung Beverage Co. Ltd.	21,010	2,536
^	AfreecaTV Co. Ltd.	42,596	2,535
*,^	Studio Dragon Corp.	35,678	2,488
*	DIO Corp.	68,417	2,482
*,^	CMG Pharmaceutical Co. Ltd.	675,393	2,473
	Daou Technology Inc.	149,889	2,457
	DoubleUGames Co. Ltd.	56,819	2,442
	Hyundai Home Shopping Network Corp.	34,993	2,434
^	Taeyoung Engineering & Construction Co. Ltd.	235,775	2,431
*,^	Enzychem Lifesciences Corp.	40,150	2,430
	NICE Information Service Co. Ltd.	201,633	2,430
	Huchems Fine Chemical Corp.	132,200	2,417
	Handsome Co. Ltd.	87,730	2,393
	Poongsan Corp.	116,048	2,385
*,^	Ananti Inc.	266,330	2,384
*	Amicogen Inc.	108,603	2,381
	GS Home Shopping Inc.	18,500	2,379
	Sam Chun Dang Pharm Co. Ltd.	77,733	2,377
	Daesang Corp.	117,998	2,367
*,^	Hyundai Bioscience Co. Ltd.	195,161	2,365
*,^	Lotte Tour Development Co. Ltd.	190,297	2,351
	CJ CGV Co. Ltd.	78,648	2,346
*,^	Pharmicell Co. Ltd.	318,418	2,325
	Hana Tour Service Inc.	52,769	2,324
^	Ecopro BM Co. Ltd.	50,503	2,304
^	Ecopro Co. Ltd.	118,872	2,299
	NICE Holdings Co. Ltd.	126,639	2,287
	DongKook Pharmaceutical Co. Ltd.	29,502	2,268
*,^	Foosung Co. Ltd.	319,784	2,259
*	Seegene Inc.	85,211	2,250
	HDC Holdings Co. Ltd.	235,933	2,245
*	Osstem Implant Co. Ltd.	60,516	2,214
	Doosan Corp.	35,752	2,173
	Ahnlab Inc.	38,362	2,170
	Daishin Securities Co. Ltd.	210,142	2,167
^	NEPES Corp.	102,684	2,127
*	KB Financial Group Inc. ADR	50,500	2,089
^	Samwha Capacitor Co. Ltd.	45,867	2,068
	Samyang Holdings Corp.	35,223	2,040
	JW Pharmaceutical Corp.	79,777	2,034
^	Advanced Process Systems Corp.	69,357	2,010
	LOTTE Himart Co. Ltd.	73,816	1,969
*	LegoChem Biosciences Inc.	43,147	1,960
*,^	Hyosung Advanced Materials Corp.	20,372	1,951
	Silicon Works Co. Ltd.	56,543	1,946
^	Hyundai Construction Equipment Co. Ltd.	75,533	1,945
	Hanwha Corp. Preference Shares	161,307	1,917

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Dentium Co. Ltd.	41,087	1,911
	LG International Corp.	146,292	1,898
*,^	Feelux Co. Ltd.	289,317	1,892
	Grand Korea Leisure Co. Ltd.	112,307	1,887
^	TES Co. Ltd.	87,029	1,881
	Halla Holdings Corp.	47,325	1,880
*,^	KH Vatec Co. Ltd.	95,038	1,879
*,^	iNtRON Biotechnology Inc.	140,806	1,871
*	Dongkuk Steel Mill Co. Ltd.	365,345	1,870
	Orion Holdings Corp.	120,679	1,855
	LIG Nex1 Co. Ltd.	67,713	1,849
^	Hanjin Transportation Co. Ltd.	71,454	1,849
	Hankook Technology Group Co. Ltd.	146,546	1,819
	LG Hausys Ltd.	38,365	1,815
	Meritz Financial Group Inc.	176,704	1,801
	Dong-A Socio Holdings Co. Ltd.	19,253	1,787
*	Innox Advanced Materials Co. Ltd.	38,573	1,784
	L&F Co. Ltd.	94,211	1,781
	Dongwon Industries Co. Ltd.	9,679	1,768
	Korea Real Estate Investment & Trust Co. Ltd.	972,620	1,765
*,^	SFA Semicon Co. Ltd.	474,580	1,764
	Korea Petrochemical Ind Co. Ltd.	17,394	1,763
*	Sangsangin Co. Ltd.	233,930	1,752
	LF Corp.	108,101	1,726
	S&T Motiv Co. Ltd.	46,362	1,716
*,^	Telcon RF Pharmaceutical Inc.	406,213	1,699
^	Dawonsys Co. Ltd.	124,076	1,695
*	Duk San Neolux Co. Ltd.	74,443	1,689
	Hyosung Chemical Corp.	13,518	1,688
	Chongkundang Holdings Corp.	19,363	1,688
	Nexen Tire Corp.	212,874	1,681
	Young Poong Corp.	3,002	1,676
	Huons Co. Ltd.	35,600	1,657
	Sebang Global Battery Co. Ltd.	51,267	1,652
	Tongyang Inc.	1,313,644	1,625
	Kumho Industrial Co. Ltd.	163,764	1,623
	Korea Electric Terminal Co. Ltd.	43,419	1,603
^	Daea TI Co. Ltd.	352,743	1,592
*	Ilyang Pharmaceutical Co. Ltd.	81,595	1,590
*	Eutilex Co. Ltd.	27,473	1,589
	Green Cross Cell Corp.	39,247	1,587
	Mirae Asset Life Insurance Co. Ltd.	434,223	1,552
	Binggrae Co. Ltd.	31,884	1,543
	SL Corp.	98,389	1,543
^	YG Entertainment Inc.	65,258	1,540
*,^	Naturecell Co. Ltd.	269,509	1,529
*	Dongsung Pharmaceutical Co. Ltd.	110,312	1,523
*	Cafe24 Corp.	34,153	1,508
	Jusung Engineering Co. Ltd.	212,874	1,488
	SK Discovery Co. Ltd.	65,752	1,486
	Daewoong Co. Ltd.	131,735	1,472
*	Webzen Inc.	104,573	1,469
§	Caregen Co. Ltd.	22,308	1,464
	Posco ICT Co. Ltd.	320,499	1,463
	Hansae Co. Ltd.	97,588	1,458
	ST Pharm Co. Ltd.	56,360	1,450
	InBody Co. Ltd.	70,586	1,440
*	NKMax Co. Ltd.	150,840	1,404
	Modetour Network Inc.	89,442	1,404
	Youngone Holdings Co. Ltd.	33,272	1,387
	Songwon Industrial Co. Ltd.	103,406	1,386
	Jeil Pharmaceutical Co. Ltd.	44,281	1,381
*,^	Hyundai Electric & Energy System Co. Ltd.	138,100	1,376
*,^	Insun ENT Co. Ltd.	191,100	1,373

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Korea Line Corp.	68,582	1,362
*,^	Inscobee Inc.	515,693	1,357
	Maeil Dairies Co. Ltd.	18,234	1,356
^	ICD Co. Ltd.	79,230	1,346
	KEPCO Engineering & Construction Co. Inc.	76,726	1,329
	Jeil Pharma Holdings Inc.	90,513	1,327
	Wemade Co. Ltd.	51,776	1,327
*	Yuanta Securities Korea Co. Ltd.	531,497	1,313
*,^	Peptron Inc.	78,086	1,311
	iMarketKorea Inc.	146,117	1,310
	Dongwon F&B Co. Ltd.	6,635	1,296
*	Hansol Technics Co. Ltd.	166,478	1,283
*	STCUBE	129,849	1,282
	Hansol Paper Co. Ltd.	102,230	1,275
^	KC Tech Co. Ltd.	63,275	1,272
	Harim Holdings Co. Ltd.	170,253	1,259
*	Yuyang DNU Co. Ltd.	298,247	1,257
	Cuckoo Homesys Co. Ltd.	33,678	1,254
*,^	Aprogen pharmaceuticals Inc.	1,067,842	1,249
*	Doosan Solus Co. Ltd.	70,851	1,247
	SK Securities Co. Ltd.	2,325,638	1,219
*	Seobu T&D	161,001	1,210
*,^	Samsung Pharmaceutical Co. Ltd.	329,251	1,189
	JW Holdings Corp.	215,119	1,178
	Hanwha General Insurance Co. Ltd.	477,831	1,167
	i-SENS Inc.	51,903	1,151
	Namyang Dairy Products Co. Ltd.	3,014	1,146
	Lock&Lock Co. Ltd.	92,900	1,143
	Vieworks Co. Ltd.	41,511	1,129
	Samchully Co. Ltd.	15,257	1,114
	Kwang Dong Pharmaceutical Co. Ltd.	193,657	1,112
	Hankook Shell Oil Co. Ltd.	3,941	1,099
*	Interflex Co. Ltd.	72,908	1,070
*	Anterogen Co. Ltd.	28,881	1,064
	Hanil Cement Co. Ltd.	13,163	1,064
*,^	Able C&C Co. Ltd.	120,276	1,060
	SPC Samlip Co. Ltd.	13,957	1,050
	Korea Asset In Trust Co. Ltd.	357,814	1,042
	Lotte Confectionery Co. Ltd.	8,024	1,035
	GOLFZON Co. Ltd.	17,230	1,024
*,^	Neowiz	69,435	1,014
*,^	Vidente Co. Ltd.	148,221	991
	Huons Global Co. Ltd.	32,155	974
*,^	Doosan Fuel Cell Co. Ltd.	128,523	974
	Sung Kwang Bend Co. Ltd.	107,988	965
*	Wonik Holdings Co. Ltd.	202,877	956
	KISWIRE Ltd.	53,719	953
*,^	Binex Co. Ltd.	140,057	953
*	Hanwha Investment & Securities Co. Ltd.	525,770	936
^	Toptec Co. Ltd.	108,069	930
	AK Holdings Inc.	30,661	918
	Daishin Securities Co. Ltd. Preference Shares	118,116	914
^	Samyang Corp.	20,800	909
*,^	Hyosung Heavy Industries Corp.	39,263	901
*	KONA I Co. Ltd.	69,825	880
^	Youlchon Chemical Co. Ltd.	72,331	875
*	Lutronic Corp.	110,737	871
^	Aekyung Industrial Co. Ltd.	35,249	863
	KC Co. Ltd.	53,257	857
	Daekyo Co. Ltd.	161,636	852
*,^	Woongjin Thinkbig Co. Ltd.	320,566	840
	CJ CheilJedang Corp. Preference Shares	8,902	839
	Sungwoo Hitech Co. Ltd.	256,964	831
^	Kyobo Securities Co. Ltd.	104,501	831

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	SK Gas Ltd.	11,341	828
	Seah Besteel Corp.	62,744	826
	Kolmar Korea Holdings Co. Ltd.	42,246	820
	CJ Hello Co. Ltd.	155,972	815
	Namhae Chemical Corp.	113,780	802
	Dae Han Flour Mills Co. Ltd.	6,231	797
*,^	Esmo Corp.	529,030	780
	INTOPS Co. Ltd.	69,896	778
^	BGF Co. Ltd.	158,022	764
*,^	Homecast Co. Ltd.	189,088	760
*,^	CUROCOM Co. Ltd.	479,509	756
	Lotte Food Co. Ltd.	2,117	756
*	Lumens Co. Ltd.	284,750	756
*,^	Gamevil Inc.	28,917	754
	NS Shopping Co. Ltd.	91,209	745
*	Taihan Electric Wire Co. Ltd.	1,377,777	732
*	Hansol Holdings Co. Ltd.	215,181	729
	TK Corp.	82,760	729
	Hancom Inc.	84,391	729
^	Dae Hwa Pharmaceutical Co. Ltd.	65,917	727
	Eugene Investment & Securities Co. Ltd.	364,640	721
	CJ Freshway Corp.	28,241	700
	E1 Corp.	16,728	697
*	Eusu Holdings Co. Ltd.	120,539	693
	SeAH Steel Holdings Corp.	16,663	683
	Cuckoo Holdings Co. Ltd.	7,425	674
	Kolon Corp.	43,765	663
	KT Skylife Co. Ltd.	87,457	659
^	Hyundai Corp.	42,262	654
	Tongyang Life Insurance Co. Ltd.	186,940	645
	Sindoh Co. Ltd.	20,162	642
	Humedix Co. Ltd.	32,250	642
	Muhak Co. Ltd.	87,541	642
*	COSON Co. Ltd.	114,038	622
	Hyundai Livart Furniture Co. Ltd.	53,890	621
	KISCO Corp.	143,426	586
	DB Financial Investment Co. Ltd.	158,760	581
	Sam Young Electronics Co. Ltd.	74,215	578
*,^,§	Cellumed Co. Ltd.	109,221	565
*	Agabang&Company	166,714	535
*	KTB Investment & Securities Co. Ltd.	263,903	533
	Hanil Holdings Co. Ltd.	14,061	532
*	SBS Media Holdings Co. Ltd.	292,898	517
^	Cell Biotech Co. Ltd.	31,477	514
	Interpark Holdings Corp.	263,661	494
*,^	Coreana Cosmetics Co. Ltd.	148,739	492
	S&T Dynamics Co. Ltd.	82,160	469
	Byucksan Corp.	263,447	437
*	Taewoong Co. Ltd.	56,050	430
*,^	Ssangyong Motor Co.	238,196	427
	It's Hanbul Co. Ltd.	25,714	427
	SeAH Steel Corp.	7,756	408
*,^	GNCO Co. Ltd.	366,174	385
*	Humax Co. Ltd.	83,340	375
*,^	Leaders Cosmetics Co. Ltd.	74,272	361
*,^	Jenax Inc.	99,869	316
^	COSMAX NBT Inc.	54,959	311
	Cosmax BTI Inc	24,252	281
*	Kolon Life Science Inc.	9,844	153
			5,156,868
Spain (2.3%)
	Banco Santander SA	103,722,784	434,886
*	Iberdrola SA	37,178,501	383,147
	Banco Bilbao Vizcaya Argentaria SA	41,777,871	234,556

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Industria de Diseno Textil SA	6,627,141	234,208
	Amadeus IT Group SA	2,569,801	210,459
	Telefonica SA	28,617,590	200,127
*	Repsol SA	8,183,054	128,558
*	Ferrovial SA	3,041,535	92,150
[2]	Aena SME SA	444,008	85,125
[2]	Cellnex Telecom SA	1,706,609	73,616
^	Grifols SA	2,075,349	73,326
	CaixaBank SA	22,677,416	71,413
*	ACS Actividades de Construccion y Servicios SA	1,505,554	60,394
	Red Electrica Corp. SA	2,723,562	54,879
	Endesa SA	1,999,929	53,408
	Naturgy Energy Group SA	1,878,907	47,313
	Banco de Sabadell SA	35,897,895	42,033
	Enagas SA	1,568,874	40,073
	Bankinter SA	4,348,860	31,943
	Merlin Properties Socimi SA	2,078,828	29,880
	Inmobiliaria Colonial Socimi SA	2,038,119	26,013
	Siemens Gamesa Renewable Energy SA	1,415,540	24,929
	Bolsas y Mercados Espanoles SHMSF SA	474,860	18,325
^	Mapfre SA	6,290,479	16,680
	Bankia SA	7,633,438	16,344
	Acciona SA	129,531	13,657
	Viscofan SA	247,168	13,086
*	Masmovil Ibercom SA	531,897	12,156
	Acerinox SA	1,064,047	12,023
	Applus Services SA	913,007	11,692
	Ebro Foods SA	483,252	10,472
	Faes Farma SA	1,712,890	9,640
	Cia de Distribucion Integral Logista Holdings SA	397,365	8,963
*	Indra Sistemas SA	776,160	8,891
	Zardoya Otis SA	1,116,617	8,793
	CIE Automotive SA	346,692	8,228
*	Almirall SA	436,692	7,179
	Corp. Financiera Alba SA	125,499	6,845
	Prosegur Cia de Seguridad SA	1,619,956	6,691
*	Sacyr SA	2,107,577	6,171
[2]	Euskaltel SA	600,359	6,038
	Melia Hotels International SA	681,660	6,020
	Mediaset Espana Comunicacion SA	937,550	5,970
*,2	Neinor Homes SA	470,354	5,816
*	Fomento de Construcciones y Contratas SA	455,629	5,586
	Construcciones y Auxiliar de Ferrocarriles SA	117,833	5,418
[2]	Unicaja Banco SA	4,882,681	5,301
*	Fluidra SA	384,721	5,275
*	Tecnicas Reunidas SA	192,590	5,167
[2]	Gestamp Automocion SA	970,172	4,678
*,^	Pharma Mar SA	1,087,626	4,348
*,^	Promotora de Informaciones SA	2,510,739	4,046
*	Repsol SA Rights Exp. 01/07/2020	8,317,719	3,947
[2]	Prosegur Cash SA	2,332,977	3,567
	Liberbank SA	8,540,452	3,213
	Lar Espana Real Estate Socimi SA	398,686	3,178
^	Ence Energia y Celulosa SA	761,340	3,144
*,2	Aedas Homes SAU	127,692	3,073
*,2	Global Dominion Access SA	731,069	2,995
[2]	Metrovacesa SA	288,532	2,837
	Atresmedia Corp. de Medios de Comunicacion SA	519,052	2,030
*,^	Distribuidora Internacional de Alimentacion SA	12,612,112	1,444
	NH Hotel Group SA	157,953	834
	Grifols SA Preference Shares	16,999	397
*	Faes Farma SA (Interim Shares)	48,213	270
			2,922,864

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
Sweden (2.6%)
	Telefonaktiebolaget LM Ericsson Class B	18,755,032	163,878
	Investor AB Class B	2,954,231	161,283
	Volvo AB Class B	9,455,673	158,299
	Atlas Copco AB Class A	3,856,223	153,924
	Assa Abloy AB Class B	5,780,194	135,115
	Sandvik AB	6,788,334	132,219
	Essity AB Class B	3,833,234	123,454
	Hennes & Mauritz AB Class B	5,530,623	112,811
	Svenska Handelsbanken AB Class A	9,199,651	99,083
	Swedbank AB Class A	6,320,538	93,961
	Hexagon AB Class B	1,586,470	88,924
	Atlas Copco AB Class B	2,510,893	87,181
	Skandinaviska Enskilda Banken AB Class A	8,935,058	83,988
	Telia Co. AB	16,421,750	70,557
	Swedish Match AB	1,046,594	53,917
	Skanska AB Class B	2,248,587	50,867
	Alfa Laval AB	1,977,797	49,809
	Tele2 AB	3,366,811	48,866
	Epiroc AB Class A	3,967,436	48,519
	SKF AB	2,299,532	46,557
	Boliden AB	1,723,872	45,784
	Investor AB Class A	736,365	39,835
	Castellum AB	1,692,951	39,805
	Svenska Cellulosa AB SCA Class B	3,727,144	37,796
	Lundin Petroleum AB	1,104,636	37,507
	Electrolux AB Class B	1,506,205	37,028
	Kinnevik AB	1,510,801	37,022
	Securitas AB Class B	1,943,117	33,478
^	Nibe Industrier AB Class B	1,883,372	32,675
	Industrivarden AB Class A	1,271,108	31,480
	Elekta AB Class B	2,255,356	29,755
*	Fastighets AB Balder Class B	608,748	28,173
	Fabege AB	1,662,129	27,610
	Epiroc AB Class B	2,311,909	27,476
	Trelleborg AB Class B	1,521,777	27,395
	Industrivarden AB	1,086,342	26,198
	Getinge AB	1,406,482	26,157
[2]	Evolution Gaming Group AB	771,868	23,294
	ICA Gruppen AB	487,211	22,759
	Indutrade AB	588,437	21,042
	Husqvarna AB	2,572,111	20,612
	AAK AB	1,070,692	20,365
	L E Lundbergforetagen AB Class B	463,404	20,343
	Loomis AB Class B	474,737	19,678
	Saab AB Class B	579,707	19,441
[2]	Dometic Group AB	1,857,012	18,731
	Holmen AB	604,680	18,409
*	Swedish Orphan Biovitrum AB	1,107,945	18,365
	Lifco AB Class B	284,493	17,379
	Sweco AB Class B	414,108	15,965
	Wihlborgs Fastigheter AB	836,874	15,390
	Hexpol AB	1,555,524	15,287
[2]	Thule Group AB	655,825	15,137
	Axfood AB	653,412	14,551
	AF POYRY AB	609,162	14,226
^	Intrum AB	468,350	13,993
	Hufvudstaden AB Class A	691,043	13,661
	Nordic Entertainment Group AB Class B	409,235	13,224
	BillerudKorsnas AB	1,110,092	13,117
^	JM AB	439,363	12,997
	Kungsleden AB	1,194,948	12,551
	Wallenstam AB	1,035,828	12,520

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Peab AB	1,250,942	12,509
^	Hemfosa Fastigheter AB	962,240	12,460
	Pandox AB Class B	548,233	12,400
[2]	Bravida Holding AB	1,271,834	12,360
	Investment AB Latour Class B	751,184	12,252
	SSAB AB Class B	3,735,372	12,206
	Beijer Ref AB	393,854	11,565
*,^	Stadler Rail AG	202,529	10,121
^	NCC AB Class B	594,417	9,722
*	AddTech AB	296,657	9,608
*	Nyfosa AB	996,469	8,620
	Mycronic AB	428,692	8,478
	Vitrolife AB	397,741	8,408
	Avanza Bank Holding AB	764,936	7,987
	Klovern AB	2,961,436	7,260
	Bure Equity AB	320,310	7,256
	Atrium Ljungberg AB	290,846	7,013
	Catena AB	157,122	6,936
	Arjo AB	1,388,924	6,677
*,^	Sectra AB Class B	158,843	6,673
	Nolato AB Class B	108,564	6,374
	Bilia AB	501,065	5,685
	Lindab International AB	443,744	5,669
[2]	Resurs Holding AB	876,737	5,631
	Bonava AB	526,828	5,586
	Nobia AB	730,741	5,442
	SSAB AB Class A	1,497,853	5,263
[2]	Scandic Hotels Group AB	444,334	4,952
*	Modern Times Group MTG AB Class B	408,558	4,868
	Klovern AB Preference Shares	111,251	4,430
	Cloetta AB Class B	1,304,187	4,423
	Ratos AB	1,225,332	4,370
	Svenska Handelsbanken AB Class B	371,632	4,102
	Concentric AB	234,181	3,979
[2]	Attendo AB	654,820	3,761
*	Betsson AB	757,085	3,528
*,2	Munters Group AB	658,339	3,454
	SkiStar AB	258,668	3,286
*	Adapteo Oyj	257,767	3,188
*	NetEnt AB	1,123,751	3,109
*,2	Medacta Group SA	38,310	2,870
	Clas Ohlson AB	238,270	2,868
	Investment AB Oresund	185,469	2,684
*,^	Mekonomen AB	265,460	2,635
	Telefonaktiebolaget LM Ericsson Class A	278,623	2,533
^	Skandinaviska Enskilda Banken AB	238,483	2,329
	SKF AB Class A	112,425	2,269
	Sagax AB	570,457	2,213
	Hemfosa Fastigheter AB Preference Shares	102,953	2,123
*	SAS AB	1,145,967	1,864
*	Hansa Biopharma AB	208,106	1,862
*	Hembla AB Class B	79,693	1,852
	Svenska Cellulosa AB SCA Class A	144,992	1,546
*,^	Collector AB	238,608	1,288
	Sagax AB Preference Shares	132,815	545
	NCC AB Class A	27,790	460
			3,264,975
Switzerland (7.5%)
	Nestle SA	18,238,125	1,974,555
	Roche Holding AG	4,382,259	1,424,246
	Novartis AG	13,285,340	1,257,984
	Zurich Insurance Group AG	918,645	376,828
	UBS Group AG	21,595,310	272,520
	ABB Ltd.	11,266,666	271,787

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Cie Financiere Richemont SA	3,218,583	251,535
	Credit Suisse Group AG	15,604,854	210,941
	Swiss Re AG	1,750,102	196,611
	Givaudan SA	58,236	182,453
	Lonza Group AG	467,361	170,497
	Sika AG	874,651	164,255
*	Alcon Inc.	2,895,048	163,980
	LafargeHolcim Ltd. (XVTX)	2,548,127	141,364
	Geberit AG	224,179	125,827
	Swiss Life Holding AG	209,176	104,937
^	Partners Group Holding AG	104,249	95,547
	SGS SA	32,456	88,886
	Swisscom AG	160,482	84,955
	Sonova Holding AG	342,160	78,221
	Julius Baer Group Ltd.	1,366,698	70,457
	Schindler Holding AG	246,695	62,735
	Straumann Holding AG	63,269	62,063
	Adecco Group AG	964,417	60,973
	Temenos AG	374,473	59,238
	Chocoladefabriken Lindt & Spruengli AG (Registered)	634	55,987
	Roche Holding AG (Bearer)	171,654	54,519
	Swiss Prime Site AG	471,127	54,507
	Kuehne & Nagel International AG	315,970	53,294
	Baloise Holding AG	292,951	53,020
	Vifor Pharma AG	281,168	51,315
	Chocoladefabriken Lindt & Spruengli AG	6,325	49,077
	Swatch Group AG (Bearer)	170,504	47,606
	Logitech International SA	922,255	43,690
	Barry Callebaut AG	18,980	41,898
	LafargeHolcim Ltd. (XPAR)	635,227	35,008
	PSP Swiss Property AG	245,372	33,880
	Schindler Holding AG (Registered)	129,109	31,618
	EMS-Chemie Holding AG	44,775	29,437
	Helvetia Holding AG	205,711	29,056
	Clariant AG	1,270,244	28,388
[2]	VAT Group AG	161,516	27,249
	Georg Fischer AG	25,776	26,137
	Belimo Holding AG	2,922	22,016
	Flughafen Zurich AG	119,027	21,726
	Tecan Group AG	74,437	20,913
	Pargesa Holding SA	238,305	19,799
*	ams AG	487,229	19,780
	Cembra Money Bank AG	177,624	19,434
	SIG Combibloc Group AG	1,207,826	19,268
[2]	Galenica AG	304,457	18,804
	Dufry AG	176,611	17,513
	Allreal Holding AG	87,797	17,445
*	Idorsia Ltd.	562,311	17,386
[2]	Sunrise Communications Group AG	211,794	16,639
	Landis&Gyr Group AG	155,446	16,158
	Banque Cantonale Vaudoise	17,785	14,518
	Bucher Industries AG	40,759	14,305
	OC Oerlikon Corp. AG	1,215,252	14,241
	Swatch Group AG (Registered)	258,284	13,663
	dormakaba Holding AG	18,991	13,595
	Vontobel Holding AG	174,622	12,461
	DKSH Holding AG	226,259	12,302
	Mobimo Holding AG	41,152	12,251
	Siegfried Holding AG	25,233	12,212
	Sulzer AG	107,659	12,001
	Emmi AG	12,127	10,567
	Forbo Holding AG	6,056	10,305
	SFS Group AG	105,614	10,150
	Valiant Holding AG	99,528	10,114

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Conzzeta AG	8,170	9,761
	Inficon Holding AG	11,889	9,451
	Daetwyler Holding AG	45,841	8,831
	HBM Healthcare Investments AG	37,183	8,545
	Huber & Suhner AG	107,440	8,529
	BKW AG	115,381	8,520
	St. Galler Kantonalbank AG	17,453	8,122
	Interroll Holding AG	3,438	7,715
	Schweiter Technologies AG	5,822	7,380
	BB Biotech AG	101,412	6,944
*	Aryzta AG	5,945,175	6,644
	Berner Kantonalbank AG	28,268	6,484
	Kardex AG	36,191	6,106
	Comet Holding AG	46,178	5,846
	Valora Holding AG	19,833	5,533
	Bachem Holding AG	34,461	5,515
^	Komax Holding AG	22,332	5,457
	Burckhardt Compression Holding AG	19,448	5,330
	VZ Holding AG	16,608	5,122
	LEM Holding SA	3,069	4,510
	Liechtensteinische Landesbank AG	69,818	4,502
	u-blox Holding AG	41,824	4,229
	Intershop Holding AG	7,177	4,196
	Vetropack Holding AG	1,258	3,955
^	Implenia AG	90,308	3,663
*,^	COSMO Pharmaceuticals NV	46,257	3,661
	Arbonia AG	275,512	3,587
*,^	Basilea Pharmaceutica AG	67,885	3,294
	Bell Food Group AG	12,163	3,293
	EFG International AG	461,346	3,037
	Bossard Holding AG	16,172	2,917
	ALSO Holding AG	16,998	2,862
	Zehnder Group AG	60,721	2,855
*	GAM Holding AG	968,066	2,808
^	Bobst Group SA	47,854	2,782
	Rieter Holding AG	19,112	2,725
	Swissquote Group Holding SA	53,840	2,702
^	Ypsomed Holding AG	19,381	2,617
	Ascom Holding AG	237,908	2,589
	VP Bank AG	15,160	2,433
*	Leonteq AG	64,606	2,194
^	Autoneum Holding AG	17,491	2,098
	Hiag Immobilien Holding AG	17,834	1,991
	APG SGA SA	6,002	1,762
*,^	Meyer Burger Technology AG	4,324,876	1,678
*,§	Alpiq Holding AG	20,220	1,462
^	Kudelski SA	212,178	1,264
*,^	Schmolz & Bickenbach AG	2,483,513	718
			9,336,866
United Kingdom (14.6%)
	HSBC Holdings plc	127,796,622	1,000,455
	AstraZeneca plc	8,285,064	829,274
	BP plc	125,744,524	791,040
	Royal Dutch Shell plc Class A	26,582,623	787,229
	GlaxoSmithKline plc	30,932,709	726,832
	Royal Dutch Shell plc Class B	23,620,077	701,135
	Diageo plc	14,548,908	613,047
	British American Tobacco plc	14,046,691	597,018
	Rio Tinto plc	6,940,927	410,871
	Unilever plc	6,876,321	393,621
	Lloyds Banking Group plc	441,332,733	365,612
	Vodafone Group plc	169,403,873	328,879
	Reckitt Benckiser Group plc	3,969,449	322,434
	Prudential plc	16,403,965	314,312

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	BHP Group plc	13,126,335	307,603
	RELX plc	11,862,291	299,446
	National Grid plc	21,956,464	274,395
	Barclays plc	108,481,352	258,673
	Compass Group plc	10,000,644	250,636
	Anglo American plc	7,891,640	226,712
	Glencore plc	68,330,615	212,764
	Tesco plc	61,060,605	206,364
	London Stock Exchange Group plc	1,977,568	203,240
	Experian plc	5,724,626	194,063
	CRH plc (XLON)	4,117,912	166,084
	Standard Chartered plc	16,603,349	156,456
	BAE Systems plc	20,213,836	151,348
	Legal & General Group plc	37,358,497	150,072
	Imperial Brands plc	6,010,692	148,707
	BT Group plc	55,097,595	140,400
	Aviva plc	24,637,440	136,752
	Smith & Nephew plc	5,521,220	133,066
	Ferguson plc	1,430,645	130,199
	SSE plc	6,529,958	124,542
	WPP plc	7,717,768	108,607
	Rolls-Royce Holdings plc	10,869,341	98,238
	Melrose Industries plc	30,360,250	96,705
	Royal Bank of Scotland Group plc	28,636,844	91,866
	Ashtead Group plc	2,866,563	91,658
	Informa plc	7,870,252	89,514
	3i Group plc	6,009,012	87,442
	Segro plc	6,878,071	81,901
	Intertek Group plc	1,017,686	78,859
	InterContinental Hotels Group plc	1,147,439	78,847
	Associated British Foods plc	2,194,429	75,491
	Burberry Group plc	2,572,269	75,099
	Next plc	803,835	74,904
	Mondi plc	3,056,991	71,684
	Persimmon plc	2,000,032	71,440
	Rentokil Initial plc	11,667,713	69,932
	Sage Group plc	6,852,159	67,979
	Halma plc	2,392,461	66,996
	Standard Life Aberdeen plc	14,621,564	63,613
	Barratt Developments plc	6,364,547	63,019
	Land Securities Group plc	4,501,021	59,083
	Flutter Entertainment plc	481,622	58,895
	Bunzl plc	2,126,662	58,166
	Smurfit Kappa Group plc (XLON)	1,464,373	56,553
	Smiths Group plc	2,497,335	55,779
	Spirax-Sarco Engineering plc	464,172	54,640
	Whitbread plc	843,781	54,153
	United Utilities Group plc	4,303,275	53,851
	DCC plc	620,308	53,805
	Croda International plc	784,149	53,267
	Taylor Wimpey plc	20,508,131	52,585
*	M&G plc	16,396,075	51,516
	St. James's Place plc	3,299,975	50,869
	Severn Trent plc	1,502,460	50,093
	British Land Co. plc	5,875,036	49,748
	RSA Insurance Group plc	6,492,344	48,659
*	Ocado Group plc	2,858,789	48,505
	Johnson Matthey plc	1,200,609	47,738
	Carnival plc	992,543	47,576
	Berkeley Group Holdings plc	738,050	47,511
	ITV plc	23,541,368	47,101
	Rightmove plc	5,485,667	46,031
[2]	Auto Trader Group plc	5,738,869	45,321
	Hargreaves Lansdown plc	1,705,744	43,755

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Centrica plc	36,739,740	43,434
	GVC Holdings plc	3,653,875	42,843
	Meggitt plc	4,880,687	42,511
	Coca-Cola HBC AG	1,224,870	41,634
	Pearson plc	4,927,157	41,625
	DS Smith plc	8,007,406	40,727
*	Just Eat plc	3,624,733	40,104
	Admiral Group plc	1,300,876	39,753
	Bellway plc	773,958	39,064
	Kingfisher plc	13,358,687	38,456
	Intermediate Capital Group plc	1,742,794	37,172
	Wm Morrison Supermarkets plc	13,906,219	36,826
	Direct Line Insurance Group plc	8,681,421	35,920
	Pennon Group plc	2,636,923	35,767
	Marks & Spencer Group plc	12,351,564	35,023
	Travis Perkins plc	1,585,904	33,687
	Derwent London plc	631,485	33,604
	Hiscox Ltd.	1,747,420	32,985
	Phoenix Group Holdings plc	3,302,043	32,805
	Cobham plc	15,041,908	32,714
	Weir Group plc	1,634,601	32,692
	Howden Joinery Group plc	3,624,887	32,295
	J Sainsbury plc	10,234,398	31,207
	Schroders plc	704,269	31,098
	Polymetal International plc	1,942,836	30,726
	UNITE Group plc	1,790,541	29,910
	Tate & Lyle plc	2,937,871	29,602
	B&M European Value Retail SA	5,337,559	28,963
	HomeServe plc	1,715,854	28,740
	International Consolidated Airlines Group SA (XLON)	3,429,301	28,375
	G4S plc	9,754,484	28,209
	Spectris plc	728,114	28,060
	TUI AG (XLON)	2,130,645	26,890
	Antofagasta plc	2,187,877	26,490
	IMI plc	1,683,313	26,305
	JD Sports Fashion plc	2,269,218	25,206
	Micro Focus International plc	1,795,092	25,195
	Electrocomponents plc	2,795,661	25,145
[2]	Quilter plc	11,643,545	24,859
	Investec plc	4,189,246	24,619
	AVEVA Group plc	399,050	24,619
	IWG plc	4,192,586	24,280
	Rotork plc	5,455,274	24,251
[2]	ConvaTec Group plc	9,210,223	24,239
	Dechra Pharmaceuticals plc	626,790	24,100
	Beazley plc	3,270,572	24,064
	WH Smith plc	691,258	23,824
	SSP Group plc	2,756,368	23,731
*,2	Network International Holdings plc	2,795,595	23,666
	Inchcape plc	2,508,274	23,467
	Hikma Pharmaceuticals plc	881,765	23,254
	easyJet plc	1,226,554	23,105
*	Capita plc	10,366,053	22,577
	John Wood Group plc	4,184,851	22,195
	Signature Aviation plc	5,135,183	21,589
	Tritax Big Box REIT plc	10,768,884	21,251
	IG Group Holdings plc	2,281,472	20,990
	Hays plc	8,453,586	20,331
	Close Brothers Group plc	948,136	20,082
	Britvic plc	1,660,027	19,895
[2]	Avast plc	3,280,961	19,717
	Hammerson plc	4,817,594	19,697
	Man Group plc	9,318,474	19,516
	CYBG plc	7,796,363	19,464

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	TP ICAP plc	3,549,893	19,245
	Greggs plc	626,501	19,110
	Diploma plc	694,393	18,599
	Evraz plc	3,452,999	18,490
^	Cineworld Group plc	6,360,893	18,444
[2]	Sophos Group plc	2,487,538	18,369
	Great Portland Estates plc	1,590,800	18,157
*,2	Trainline plc	2,673,069	18,104
	Shaftesbury plc	1,396,529	17,530
	Genus plc	410,558	17,293
	Royal Mail plc	5,735,429	17,249
	Victrex plc	513,610	16,979
	UDG Healthcare plc	1,569,841	16,784
[2]	Countryside Properties plc	2,776,657	16,726
	Bovis Homes Group plc	928,602	16,699
	Aggreko plc	1,509,595	16,670
	Ashmore Group plc	2,422,152	16,615
	National Express Group plc	2,660,660	16,583
	QinetiQ Group plc	3,490,083	16,519
	Games Workshop Group plc	203,538	16,445
*	Serco Group plc	7,558,561	16,228
	Capital & Counties Properties plc	4,604,847	15,956
	Primary Health Properties plc	7,527,239	15,954
	LondonMetric Property plc	5,077,302	15,907
	Grafton Group plc	1,363,668	15,681
[2]	John Laing Group plc	3,098,670	15,644
	Grainger plc	3,764,725	15,601
	Assura plc	14,937,710	15,407
	Big Yellow Group plc	964,379	15,317
	British American Tobacco plc ADR	358,284	15,213
	Balfour Beatty plc	4,318,884	14,985
	Bodycote plc	1,169,890	14,717
	Cranswick plc	321,718	14,442
	Moneysupermarket.com Group plc	3,245,937	14,249
	Jupiter Fund Management plc	2,619,900	14,228
	Marshalls plc	1,240,980	14,145
	Redrow plc	1,427,606	14,091
	Safestore Holdings plc	1,291,444	13,812
	Pagegroup plc	1,969,491	13,651
	William Hill plc	5,441,769	13,613
	Mediclinic International plc	2,456,333	13,406
	OneSavings Bank plc	2,332,254	13,373
	Babcock International Group plc	1,594,091	13,303
	Workspace Group plc	835,612	13,140
	Lancashire Holdings Ltd.	1,263,238	12,869
[2]	Ascential plc	2,468,167	12,826
^	NMC Health plc	545,100	12,771
*	Firstgroup plc	7,635,644	12,689
	Spirent Communications plc	3,758,305	12,539
	Savills plc	828,870	12,441
	Domino's Pizza Group plc	2,914,973	12,374
	Ultra Electronics Holdings plc	433,035	12,137
	Dixons Carphone plc	6,301,167	12,031
	Softcat plc	777,294	11,877
	Paragon Banking Group plc	1,588,412	11,337
	Centamin plc	6,751,522	11,324
*	Future plc	582,641	11,192
	Pets at Home Group plc	3,009,371	11,131
	Renishaw plc	217,191	10,862
	Computacenter plc	450,130	10,544
	Drax Group plc	2,489,663	10,352
[2]	Ibstock plc	2,431,162	10,141
*	EI Group plc	2,677,242	10,053
*	Cairn Energy plc	3,657,950	10,007

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Playtech plc	1,901,543	9,997
	Greencore Group plc	2,776,399	9,835
	Hill & Smith Holdings plc	503,286	9,823
	Daily Mail & General Trust plc	892,218	9,821
	Rathbone Brothers plc	345,179	9,737
^	Fresnillo plc	1,147,132	9,730
	KAZ Minerals plc	1,379,920	9,706
	Synthomer plc	2,067,747	9,660
	J D Wetherspoon plc	437,225	9,611
	Provident Financial plc	1,584,168	9,604
	Essentra plc	1,641,789	9,448
	Dunelm Group plc	614,800	9,414
	AJ Bell plc	1,602,938	9,139
*,2	Wizz Air Holdings plc	176,749	9,136
	Coats Group plc	9,059,541	8,952
	Crest Nicholson Holdings plc	1,556,426	8,933
	Brewin Dolphin Holdings plc	1,810,843	8,922
	Vesuvius plc	1,337,026	8,864
	Rhi Magnesita NV	170,950	8,732
	Polypipe Group plc	1,194,034	8,528
	Elementis plc	3,591,766	8,524
	Petrofac Ltd.	1,651,631	8,422
*	Mitchells & Butlers plc	1,376,176	8,374
	Go-Ahead Group plc	272,922	7,998
	Plus500 Ltd.	669,649	7,862
	Galliford Try plc	689,160	7,854
	Sanne Group plc	847,785	7,605
	Tullow Oil plc	8,709,930	7,409
	St. Modwen Properties plc	1,126,130	7,404
	Morgan Advanced Materials plc	1,755,302	7,360
	Elis SA (XLON)	348,824	7,208
	IntegraFin Holdings plc	1,218,392	7,175
*	Sports Direct International plc	1,176,554	7,173
	Telecom Plus plc	359,324	7,157
*	Just Group plc	6,371,686	6,688
	Marston's plc	3,903,397	6,571
*,^	Premier Oil plc	5,019,383	6,562
[2]	McCarthy & Stone plc	3,322,124	6,560
	Restaurant Group plc	3,008,314	6,533
^	TalkTalk Telecom Group plc	4,195,967	6,458
	Hyve Group plc	4,506,861	6,117
	SIG plc	3,705,133	6,042
	Senior plc	2,627,661	6,019
	Chemring Group plc	1,737,545	5,543
[2]	Equiniti Group plc	2,010,446	5,516
	Stagecoach Group plc	2,582,421	5,473
[2]	Airtel Africa plc	5,100,769	5,449
	NewRiver REIT plc	1,927,219	5,123
	Bank of Georgia Group plc	235,665	5,091
	F&C Commercial Property Trust Ltd.	3,264,883	5,004
	Saga plc	7,032,707	4,948
	NCC Group plc	1,648,394	4,944
	Hunting plc	870,774	4,854
	UK Commercial Property REIT Ltd.	4,101,251	4,831
	Vectura Group plc	3,783,306	4,644
[2]	Hastings Group Holdings plc	1,900,805	4,510
	Keller Group plc	448,147	4,445
	Picton Property Income Ltd.	3,433,180	4,419
	Mitie Group plc	2,286,821	4,401
	Micro Focus International plc ADR	304,200	4,268
	AG Barr plc	527,254	4,051
	Helical plc	641,617	4,015
	Hansteen Holdings plc	2,593,628	4,004
	Rank Group plc	1,087,681	3,995

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

				Shares	Market Value ($000)
		Card Factory plc		1,978,384	3,878
		TBC Bank Group plc		219,739	3,775
		Ferrexpo plc		1,785,935	3,758
		Hochschild Mining plc		1,543,375	3,742
		888 Holdings plc		1,655,566	3,618
		Northgate plc		816,861	3,366
[2]		Spire Healthcare Group plc		1,724,485	3,247
		PZ Cussons plc		1,154,260	3,194
		RPS Group plc		1,396,686	3,142
		International Personal Finance plc		1,360,708	2,905
		AA plc		3,759,510	2,899
*		Georgia Capital plc		236,820	2,896
		Superdry plc		423,552	2,830
		Stobart Group Ltd.		1,970,871	2,813
		Halfords Group plc		1,231,762	2,771
		Redefine International plc		1,562,038	2,706
*,^		Metro Bank plc		985,145	2,700
		GoCo Group plc		1,885,384	2,595
		Devro plc		1,075,192	2,550
*,^,2		Aston Martin Lagonda Global Holdings plc		364,568	2,516
*,2		Finablr plc		1,096,330	2,499
*,^		Intu Properties plc		5,453,573	2,460
		Schroder REIT Ltd.		3,315,586	2,428
		Dignity plc		312,523	2,424
*		Indivior plc		4,635,737	2,391
*,^		AO World plc		1,914,127	2,292
*		Premier Foods plc		4,418,011	2,211
		N Brown Group plc		902,964	1,947
*,^		Sirius Minerals plc		41,863,705	1,936
		Renewi plc		3,955,242	1,898
[2]		Bakkavor Group plc		858,149	1,586
[2]		CMC Markets plc		693,581	1,347
		Soco International plc		1,903,227	1,313
		De La Rue plc		626,633	1,182
		Smurfit Kappa Group plc (XDUB)		28,206	1,088
*,^,2		Funding Circle Holdings plc		876,385	1,021
^		Ted Baker plc		176,564	953
*,2		Alfa Financial Software Holdings plc		554,097	881
[2]		Amigo Holdings plc		886,416	783
		C&C Group plc (XLON)		62,072	335
		Glanbia plc (XLON)		771	9
*,§		Thomas Cook Group plc		3,282,262	—
*,§		Carillion plc		2,500,529	—
*,§		Sole Realisation Co. plc		135	—
					18,228,669
Total Common Stocks (Cost $106,200,569)					123,997,515

		Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund	1.816%		27,799,298	2,780,208

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	United States Treasury Bill	1.566%	2/20/20	2,000	1,996
[5]	United States Treasury Bill	1.527%–1.541%	4/30/20	64,000	63,676
					65,672

Vanguard® Developed Markets Index Fund

Schedule of Investments

December 31, 2019

Total Temporary Cash Investments (Cost $2,845,562)	2,845,880
Total Investments (101.3%) (Cost $109,046,131)	126,843,395
Other Assets and Liabilities—Net (-1.3%)[5,6,7]	(1,648,885)
Net Assets (100.0%)	125,194,510

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,623,798,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2	Certain of the fund's securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $1,887,754,000, representing 1.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $1,699,757,000 of collateral received for securities on loan.
5	Securities with a value of $65,656,000 and cash of $3,480,000 have been segregated as initial margin for open futures contracts.
6	Securities with a value of $14,000 and cash of $7,563,000 have been segregated as collateral for open forward currency contracts.
7	Cash of $66,612,000 has been segregated as collateral for ETF capital activity.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270 022020

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: February 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.